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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05426

AIM Investment Funds (Invesco Investment Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	10/31

Date of reporting period:	7/31/15

Item 1. Schedule of Investments.

Invesco All Cap Market Neutral Fund
Quarterly Schedule of Portfolio Holdings July 31, 2015

invesco.com/us	ACMN-QTR-1 07/15	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–90.67%

Aerospace & Defense–1.74%

Ducommun Inc. (b)	3,500	$83,825
Huntington Ingalls Industries Inc.	2,600	305,266
		389,091

Agricultural Products–1.27%

Bunge Ltd.	3,550	283,467

Air Freight & Logistics–0.75%

Atlas Air Worldwide Holdings, Inc. (b)	3,400	167,110

Airlines–1.50%

JetBlue Airways Corp. (b)	14,600	335,508

Alternative Carriers–1.00%

Inteliquent, Inc.	12,300	223,860

Apparel, Accessories & Luxury Goods–0.16%

Perry Ellis International, Inc. (b)	1,500	36,135

Application Software–0.06%

Aware, Inc.	4,000	13,280

Auto Parts & Equipment–0.94%

China Automotive Systems, Inc. (China)	8,600	58,738
Tower International Inc. (b)	5,800	151,554
		210,292

Biotechnology–16.60%

Acorda Therapeutics Inc. (b)	6,200	213,032
Adamas Pharmaceuticals, Inc. (b)	6,250	154,750
Anacor Pharmaceuticals, Inc. (b)	2,650	395,353
Applied Genetic Technologies Corp. (b)	2,250	41,535
BioSpecifics Technologies Corp. (b)	1,800	123,696
China Biologic Products Inc. (China)(b)	2,500	305,900
Cytokinetics, Inc. (b)	13,150	84,029
Eagle Pharmaceuticals, Inc. (b)	4,250	410,635
Emergent Biosolutions, Inc. (b)	1,600	52,528
MacroGenics, Inc. (b)	9,600	360,960
NewLink Genetics Corp. (b)	7,050	367,657
OPKO Health, Inc. (b)	18,500	302,845
Progenics Pharmaceuticals, Inc. (b)	23,600	204,376
Repligen Corp. (b)	9,350	327,344
United Therapeutics Corp. (b)	2,200	372,592
		3,717,232

Cable & Satellite–1.43%

Comcast Corp. -Class A	5,150	321,411

Casinos & Gaming–1.19%

Isle of Capri Casinos, Inc. (b)	14,650	267,216

	Shares	Value

Coal & Consumable Fuels–0.15%

Peabody Energy Corp.	28,400	$34,080

Commercial Printing–0.52%

Ennis, Inc.	6,900	115,782

Commodity Chemicals–1.42%

LyondellBasell Industries N.V. -Class A	3,400	319,022

Communications Equipment–0.90%

Black Box Corp.	3,000	46,980
Polycom, Inc. (b)	13,650	155,337
		202,317

Computer & Electronics Retail–1.20%

Best Buy Co., Inc.	8,350	269,622

Construction & Engineering–0.61%

Argan, Inc.	3,500	136,080

Consumer Electronics–0.39%

ZAGG Inc. (b)	11,200	87,024

Consumer Finance–0.94%

Credit Acceptance Corp. (b)	100	24,021
Nelnet, Inc. -Class A	2,000	78,780
Santander Consumer USA Holdings Inc.	4,500	108,810
		211,611

Data Processing & Outsourced Services–0.33%

Higher One Holdings, Inc. (b)	7,500	17,400
Information Services Group, Inc.	12,850	56,540
		73,940

Distillers & Vintners–0.33%

MGP Ingredients, Inc.	4,950	73,112

Diversified Banks–1.02%

Citigroup Inc.	3,900	227,994

Diversified Metals & Mining–0.58%

Turquoise Hill Resources Ltd. (Canada)(b)	38,500	130,515

Education Services–0.07%

Cambium Learning Group Inc. (b)	3,100	14,570

Electric Utilities–0.14%

Exelon Corp.	950	30,486

Electrical Components & Equipment–0.36%

General Cable Corp.	4,950	80,784

Electronic Manufacturing Services–0.47%

Multi-Fineline Electronix, Inc. (b)	5,950	106,267

See accompanying notes which are an integral part of this schedule.

Invesco All Cap Market Neutral Fund

	Shares	Value

Footwear–1.62%

Rocky Brands, Inc.	500	$9,080
Skechers U.S.A., Inc. -Class A (b)	2,350	353,557
		362,637

General Merchandise Stores–1.05%

Big Lots, Inc.	5,450	235,331

Gold–1.45%

Gold Resource Corp.	13,400	29,614
Newmont Mining Corp.	17,150	294,465
		324,079

Health Care Services–0.95%

Alliance HealthCare Services, Inc. (b)	4,000	59,840
Premier Inc. -Class A (b)	1,350	48,276
RadNet, Inc. (b)	15,750	105,368
		213,484

Health Care Technology–0.82%

Merge Healthcare Inc. (b)	33,500	183,915

Hotel and Resort REIT’s–0.44%

Summit Hotel Properties, Inc.	7,300	99,499

Household Products–0.33%

Central Garden & Pet Co. -Class A (b)	7,350	74,088

Human Resource & Employment Services–1.37%

Insperity, Inc.	6,100	306,708

Independent Power Producers & Energy Traders–0.14%

Talen Energy Corp. (b)	1,950	30,674

Integrated Oil & Gas–2.80%

Cenovus Energy Inc. (Canada)	21,100	307,638
Suncor Energy, Inc. (Canada)	11,350	319,616
		627,254

Integrated Telecommunication Services–0.08%

Windstream Holdings Inc.	3,750	18,188

Internet Retail–2.65%

Expedia, Inc.	2,650	321,816
Nutrisystem, Inc.	9,050	271,952
		593,768

Internet Software & Services–3.73%

Constant Contact, Inc. (b)	3,850	99,484
Demand Media, Inc. (b)	6,750	40,163
DHI Group, Inc. (b)	18,700	149,039
Earthlink Holdings Corp.	34,800	255,432
Monster Worldwide, Inc. (b)	18,250	128,662
TechTarget, Inc. (b)	10,850	93,961
United Online, Inc. (b)	4,950	68,805
		835,546

Investment Banking & Brokerage–0.34%

INTL FCStone Inc. (b)	2,600	75,816

	Shares	Value

IT Consulting & Other Services–1.63%

Hackett Group, Inc. (The)	1,050	$13,440
Leidos Holdings, Inc.	7,500	306,000
NCI, Inc. -Class A	4,000	45,000
		364,440

Leisure Products–0.32%

Nautilus, Inc. (b)	3,400	71,842

Life Sciences Tools & Services–1.37%

Cambrex Corp. (b)	6,250	307,812

Managed Health Care–1.78%

Molina Healthcare, Inc. (b)	4,400	331,892
Triple-S Management Corp. -Class B (Puerto Rico)(b)	3,100	66,898
		398,790

Office REIT’s–1.44%

CoreSite Realty Corp.	6,400	321,280

Oil & Gas Drilling–0.36%

Pioneer Energy Services Corp. (b)	21,850	79,971

Oil & Gas Equipment & Services–1.82%

Cameron International Corp. (b)	3,150	158,949
Superior Energy Services, Inc.	14,650	249,050
		407,999

Oil & Gas Exploration & Production–4.68%

California Resources Corp.	7,600	32,148
Canadian Natural Resources Ltd. (Canada)	12,750	310,845
Chesapeake Energy Corp.	21,150	183,159
Clayton Williams Energy, Inc. (b)	400	16,112
Denbury Resources Inc.	36,400	143,416
Enerplus Corp. (Canada)	21,400	133,322
Kosmos Energy Ltd. (b)	11,050	79,560
Murphy Oil Corp.	2,300	75,417
Penn West Petroleum Ltd. (Canada)	54,650	73,777
		1,047,756

Oil & Gas Refining & Marketing–2.68%

Adams Resources & Energy, Inc.	850	40,604
REX American Resources Corp. (b)	3,100	160,084
Valero Energy Corp.	6,100	400,160
		600,848

Packaged Foods & Meats–2.21%

Dean Foods Co.	9,550	169,990
Pilgrim’s Pride Corp.	15,050	325,682
		495,672

Paper Products–0.39%

Mercer International, Inc. (b)	7,150	86,444

Pharmaceuticals–5.83%

Cumberland Pharmaceuticals Inc. (b)	3,450	21,494
Lannett Co., Inc. (b)	1,850	110,260
Pfizer Inc.	8,950	322,737

See accompanying notes which are an integral part of this schedule.

Invesco All Cap Market Neutral Fund

	Shares	Value

Pharmaceuticals–(continued)

Sagent Pharmaceuticals Inc. (b)	10,000	$245,800
SciClone Pharmaceuticals, Inc. (b)	17,300	157,603
Sucampo Pharmaceuticals, Inc. -Class A (b)	15,350	334,476
Supernus Pharmaceuticals Inc. (b)	5,350	113,473
		1,305,843

Property & Casualty Insurance–1.32%

Ambac Financial Group, Inc. (b)	4,400	70,576
Universal Insurance Holdings, Inc.	8,250	226,215
		296,791

Real Estate Services–0.60%

Altisource Portfolio Solutions S.A. (b)	4,150	135,539

Regional Banks–0.06%

Century Bancorp, Inc. -Class A	300	12,495

Research & Consulting Services–0.10%

CRA International Inc. (b)	950	22,173

Restaurants–1.55%

Darden Restaurants, Inc.	4,700	346,672

Retail REIT’s–0.13%

Urban Edge Properties	1,350	28,985

Semiconductor Equipment–0.11%

Cohu, Inc.	2,450	24,280

Semiconductors–3.43%

Fairchild Semiconductor International, Inc. (b)	9,900	149,094
Integrated Device Technology, Inc. (b)	16,600	317,226
Intel Corp.	10,450	302,527
		768,847

	Shares	Value

Specialty Stores–0.47%

Build-A-Bear Workshop, Inc. (b)	6,000	$104,700

Steel–0.91%

United States Steel Corp.	10,500	204,435

Technology Hardware, Storage & Peripherals–3.00%

Apple Inc.	2,700	327,510
Lexmark International, Inc. -Class A	5,850	198,841
NetApp, Inc.	4,650	144,848
		671,199

Tires & Rubber–0.32%

Cooper Tire & Rubber Co.	2,200	72,446

Trucking–0.32%

P.A.M. Transportation Services, Inc. (b)	260	13,676
USA Truck Inc. (b)	2,950	57,702
		71,378
Total Common Stocks & Other Equity Interests (Cost $19,872,943)		20,307,432

Money Market Funds–11.76%

Liquid Assets Portfolio –Institutional Class, 0.11% (c)	1,316,958	1,316,958
Premier Portfolio –Institutional Class, 0.07% (c)	1,316,957	1,316,957
Total Money Market Funds (Cost $2,633,915)		2,633,915
TOTAL INVESTMENTS–102.43% (Cost $22,506,858)		22,941,347
OTHER ASSETS LESS LIABILITIES–(2.43)%		(543,332)
NET ASSETS–100.00%		$22,398,015

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.

Open Total Return Swap Agreements Outstanding

Reference Entity	Counterparty	Expiration Date	Floating Rate Index (1)	Notional Value	Unrealized Appreciation	Net Value of Reference Entities
Equity Securities - Short	Morgan Stanley & Co. LLC	04/24/17	Federal Funds floating rate	$(20,677,240)	$526,584(2)	$(20,132,384)
(1)	The Fund receives or pays the total return on the short positions underlying the total return swap and pays or receives a specific Federal Funds floating rate.
(2)	Amount includes $(18,272) of dividends receivable short and financing fees receivable from the Fund to the Counterparty.

See accompanying notes which are an integral part of this schedule.

Invesco All Cap Market Neutral Fund

The following table represents the individual short positions and related values of equity securities underlying the total swap with Morgan Stanley& Co. LLC as of July 31, 2015.

	Shares	Value

Equity Securities – Short

Agricultural Products

Limoneira Co.	(500)	$(10,295)

Airlines

Copa Holdings S.A. (Panama) -Class A	(1,350)	(101,965)
Spirit Airlines Inc.	(4,950)	(296,109)
		(398,074)

Apparel Retail

Men’s Wearhouse, Inc. (The)	(3,250)	(193,440)

Apparel, Accessories & Luxury Goods

Michael Kors Holdings Ltd.	(4,050)	(170,059)

Application Software

Datawatch Corp.	(3,200)	(15,136)
Digital Turbine, Inc.	(17,550)	(42,646)
		(57,782)

Asset Management & Custody Banks

Financial Engines Inc.	(3,250)	(149,045)

Automobile Manufacturers

Tesla Motors, Inc.	(1,100)	(292,765)

Biotechnology

Abeona Therapeutics Inc.	(4,500)	(29,025)
Advaxis, Inc.	(10,400)	(173,264)
Agios Pharmaceuticals, Inc.	(2,700)	(297,486)
Arrowhead Research Corp.	(19,650)	(121,437)
BioMarin Pharmaceutical Inc.	(1,650)	(241,345)
Bluebird Bio, Inc.	(1,900)	(315,077)
Caladrius Biosciences, Inc.	(12,550)	(20,707)
CorMedix Inc.	(10,300)	(36,050)
CytRx Corp.	(18,400)	(50,048)
Exact Sciences Corp.	(9,850)	(237,089)
Fibrocell Science, Inc.	(10,050)	(65,526)
Galectin Therapeutics Inc.	(4,310)	(11,077)
Intercept Pharmaceuticals, Inc.	(1,100)	(290,191)
Keryx Biopharmaceuticals, Inc.	(30,050)	(239,799)
La Jolla Pharmaceutical Co.	(5,200)	(158,080)
Medgenics, Inc. (Israel)	(7,950)	(64,236)
Mirati Therapeutics, Inc. (Canada)	(5,250)	(150,202)
Navidea Biopharmaceuticals Inc.	(35,950)	(61,834)
Northwest Biotherapeutics, Inc.	(15,350)	(175,297)
Ohr Pharmaceutical, Inc.	(7,000)	(21,490)
Ovascience Inc.	(9,000)	(256,500)
Puma Biotechnology, Inc.	(3,300)	(298,980)
Synta Pharmaceuticals Corp.	(25,950)	(55,014)
TG Therapeutics, Inc.	(2,950)	(51,478)
Trovagene, Inc.	(10,150)	(79,982)
Vanda Pharmaceuticals Inc.	(8,350)	(102,204)
		(3,603,418)

	Shares	Value

Casinos & Gaming

Empire Resorts, Inc.	(2,200)	$(10,978)
MGM Resorts International	(16,600)	(325,692)
Wynn Resorts Ltd.	(3,150)	(325,175)
		(661,845)

Coal & Consumable Fuels

Solazyme Inc.	(19,850)	(46,449)

Communications Equipment

Ubiquiti Networks Inc.	(200)	(6,444)
ViaSat, Inc.	(2,950)	(182,900)
		(189,344)

Computer & Electronics Retail

Conn’s, Inc.	(2,200)	(75,944)

Construction & Engineering

HC2 Holdings, Inc.	(4,250)	(33,150)
MasTec, Inc.	(8,400)	(154,812)
		(187,962)

Construction Materials

Martin Marietta Materials, Inc.	(850)	(133,297)

Consumer Electronics

Turtle Beach Corp.	(6,670)	(14,474)

Diversified Metals & Mining

Freeport-McMoRan Inc.	(24,200)	(284,350)

Diversified REIT’s

VEREIT, Inc.	(34,800)	(304,848)

Electrical Components & Equipment

American Superconductor Corp.	(4,550)	(22,750)
SolarCity Corp.	(5,250)	(304,500)
		(327,250)

Electronic Components

Knowles Corp.	(1,650)	(31,432)

Electronic Equipment & Instruments

CUI Global, Inc.	(6,600)	(38,082)

Gold

Franco-Nevada Corp. (Canada)	(6,300)	(255,402)
Yamana Gold Inc. (Brazil)	(64,650)	(126,714)
		(382,116)

Health Care Equipment

GenMark Diagnostics Inc.(b)	(5,950)	(50,575)
Tandem Diabetes Care, Inc.(b)	(8,000)	(100,400)
TriVascular Technologies, Inc.	(6,050)	(38,478)
Veracyte, Inc.(b)	(8,850)	(102,660)
		(292,113)

See accompanying notes which are an integral part of this schedule.

Invesco All Cap Market Neutral Fund

	Shares	Value

Health Care Supplies

Cerus Corp.	(32,650)	$(177,289)
STAAR Surgical Co.	(12,650)	(110,941)
TearLab Corp.	(7,410)	(18,451)
Unilife Corp.	(19,050)	(33,528)
		(340,209)

Health Care Technology

athenahealth Inc.	(800)	(111,968)

Homebuilding

KB Home	(9,150)	(146,217)

Independent Power Producers & Energy Traders

Dynegy Inc.	(10,400)	(270,920)

Industrial Machinery

ARC Group Worldwide, Inc.	(5,150)	(21,321)
Chart Industries, Inc.	(2,950)	(80,535)
		(101,856)

Insurance Brokers

eHealth, Inc.	(6,150)	(100,060)

Integrated Oil & Gas

Chevron Corp.	(3,000)	(265,440)

Internet Retail

Amazon.com, Inc.	(560)	(300,244)

Internet Software & Services

ChannelAdvisor Corp.	(8,100)	(81,729)
Google Inc.-Class A	(460)	(302,450)
Millennial Media Inc.	(29,100)	(50,052)
TrueCar, Inc.	(28,050)	(182,886)
Twitter, Inc.	(9,650)	(299,247)
		(916,364)

Investment Banking & Brokerage

RCS Capital Corp.-Class A	(24,600	(143,418)

Life & Health Insurance

Phoenix Cos., Inc. (The)	(1,650	(22,770)

Life Sciences Tools & Services

Accelerate Diagnostics, Inc.	(11,050	(308,074)
NanoString Technologies, Inc.	(5,200	(79,612)
		(387,686)

Marine

Kirby Corp.	(800)	(57,928)

Mortgage REIT’s

Altisource Residential Corp.	(14,100)	(232,086)
Orchid Island Capital Inc.	(2,600)	(22,412)
		(254,498)

Motorcycle Manufacturers

Kandi Technologies Group Inc. (China)	(15,500)	(112,995)

	Shares	Value

Movies & Entertainment

Lions Gate Entertainment Corp.	(7,500)	$(293,850)
Rentrak Corp.	(3,600)	(246,492)
		(540,342)

Oil & Gas Drilling

Diamond Offshore Drilling, Inc.	(1,650)	(36,217)

Oil & Gas Equipment & Services

CARBO Ceramics Inc.	(2,200)	(72,270)
Helix Energy Solutions Group Inc.	(10,900)	(91,233)
McDermott International, Inc.	(43,900)	(193,160)
		(356,663)

Oil & Gas Exploration & Production

Antero Resources Corp.	(2,100)	(57,771)
Eclipse Resources Corp.	(54,550)	(210,018)
Erin Energy Corp.	(59,600)	(246,148)
Laredo Petroleum Inc.	(21,950)	(188,111)
Oasis Petroleum Inc.	(13,700)	(131,931)
Ring Energy Inc.	(2,200)	(17,974)
Sanchez Energy Corp.	(20,250)	(148,433)
SM Energy Co.	(5,000)	(185,350)
Whiting Petroleum Corp.	(13,050)	(267,395)
		(1,453,131)

Oil & Gas Storage & Transportation

GasLog Ltd. (Monaco)	(14,100)	(218,832)
Golar LNG Ltd. (Norway)	(7,000)	(301,490)
Pembina Pipeline Corp. (Canada)	(1,050)	(30,545)
		(550,867)

Packaged Foods & Meats

Inventure Foods, Inc.	(2,950)	(28,999)
Keurig Green Mountain Inc.	(4,000)	(300,160)
		(329,159)

Personal Products

Elizabeth Arden, Inc.	(7,050)	(74,307)

Pharmaceuticals

Aerie Pharmaceuticals, Inc.	(8,400)	(152,376)
Agile Therapeutics, Inc.	(1,600)	(14,608)
Akorn, Inc.	(6,500)	(299,715)
Alimera Sciences Inc.	(14,300)	(68,926)
Ampio Pharmaceuticals, Inc.	(13,550)	(36,314)
Assembly Biosciences, Inc.	(5,550)	(83,250)
BioDelivery Sciences International, Inc.	(17,950)	(146,292)
Egalet Corp.	(1,200)	(13,908)
Omeros Corp.	(3,950)	(63,595)
TherapeuticsMD, Inc.	(34,600)	(269,534)
Theravance, Inc.	(11,450)	(175,414)
		(1,323,932)

Real Estate Development

Howard Hughes Corp.	(2,200)	(299,112)

See accompanying notes which are an integral part of this schedule.

Invesco All Cap Market Neutral Fund

	Shares	Value

Real Estate Services

Altisource Asset Management Corp.	(100)	$(13,257)
Kennedy-Wilson Holdings Inc.	(11,600)	(293,712)
		(306,969)

Semiconductor Equipment

Rubicon Technology, Inc.	(7,700)	(13,629)
SunEdison, Inc.	(11,800)	(274,704)
		(288,333)

Semiconductors

Cree, Inc.	(750)	(18,487)
Micron Technology, Inc.	(15,200)	(281,352)
QuickLogic Corp.	(15,200)	(20,672)
SunPower Corp.	(9,700)	(262,191)
		(582,702)

Soft Drinks

Coca-Cola Co. (The)	(7,450)	(306,046)

Specialty Chemicals

Platform Specialty Products Corp.	(13,050)	(303,674)
Senomyx, Inc.	(14,050)	(87,251)
		(390,925)

Specialty Stores

Cabela’s Inc.	(6,700)	(297,681)

Steel

A.M. Castle & Co.	(7,400)	(21,090)
Carpenter Technology Corp.	(650)	(24,401)
Worthington Industries, Inc.	(800)	(21,648)
		(67,139)

Systems Software

CommVault Systems, Inc.	(3,350)	(125,524)
NetSuite Inc.	(1,950)	(192,738)
		(318,262)

Technology Hardware, Storage & Peripherals

3D Systems Corp.	(11,100)	(146,076)
Nimble Storage, Inc.	(9,950)	(274,819)
Silicon Graphics International Corp.	(1,940)	(9,913)
Stratasys Ltd.	(8,250)	(253,523)
Violin Memory, Inc.	(30,050)	(70,918)
		(755,249)

Thrifts & Mortgage Finance

Nationstar Mortgage Holdings, Inc.	(10,150)	(188,283)

Trading Companies & Distributors

MRC Global Inc.	(7,300)	(93,805)

Wireless Telecommunication Services

Sprint Corp.	(58,250)	(196,303)
Total Equity Securities – Short		$(20,132,384)

See accompanying notes which are an integral part of this schedule.

Invesco All Cap Market Neutral Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Invesco All Cap Market Neutral Fund

A.	Security Valuations – (continued)

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) and short stock rebate income are recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) and dividend expense on short sales are recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Sold Short – The Fund may enter into short sales of securities which it concurrently holds (“covered”) or for which it holds no corresponding position (“not covered”). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the Fund’s security valuations policy. The Fund will incur a loss if the price of the security increases between the date of short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. For positions not covered, there is no ceiling on the ultimate price paid for the securities to cover the short position and therefore, the loss could exceed the amount of proceeds received.

The Fund is required to segregate cash or securities as collateral in margin accounts with the broker at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The short stock rebate presented in the Statement of Operations represents the net income earned on short sale proceeds held on deposit with the broker and margin interest earned or incurred on short sale transactions. The Fund may also earn or incur margin interest on short sale transactions. Margin interest is the income earned (or expenses incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received on the short sales.

Invesco All Cap Market Neutral Fund

E.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, volatility, variance, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, equity, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, volatility, variance, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying equity securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

F.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
G.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco All Cap Market Neutral Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$22,941,347	$—	$—	$22,941,347
Swap Agreements*	—	526,584	—	526,584
Total Investments	$22,941,347	$526,584	$—	$23,467,931

*  Unrealized appreciation.

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of July 31, 2015:

Risk Exposure/ Derivative Type	Value
	Assets	Liabilities
Equity risk:
Swap agreements	$526,584	$ —

Effect of Derivative Investments for the nine months ended July 31, 2015

The table below summarizes the gains on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Swap Agreements
Realized Gain:
Equity risk	$ 29,594
Change in Net Unrealized Appreciation:
Equity risk	526,584
Total	$556,178

Invesco All Cap Market Neutral Fund

The table below summarizes the average notional value of swap agreements outstanding during the period.

Swap Agreements
Average notional value	$20,462,985

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2015 was $34,599,492 and $38,396,527, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$2,111,378
Aggregate unrealized (depreciation) of investment securities	(1,820,082)
Net unrealized appreciation of investment securities	$291,296
Cost of investments for tax purposes is $22,650,051.

Invesco All Cap Market Neutral Fund

Invesco Balanced-Risk Allocation Fund
Quarterly Schedule of Portfolio Holdings July 31, 2015

invesco.com/us	IBRA-QTR-1 07/15	Invesco Advisers, Inc.

Consolidated Schedule of Investments

July 31, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount	Value

U.S. Treasury Securities–35.56%

U.S. Treasury Bills–15.08%(a)

U.S. Treasury Bills (b)	0.06%	12/03/15	$173,050,000	$173,008,899
U.S. Treasury Bills (b)	0.08%	12/10/15	180,550,000	180,501,430
U.S. Treasury Bills	0.10%	12/17/15	65,830,000	65,808,840
U.S. Treasury Bills	0.08%	01/07/16	37,600,000	37,583,590
U.S. Treasury Bills (b)	0.15%	01/07/16	80,800,000	80,764,737
U.S. Treasury Bills (b)	0.10%	01/14/16	56,400,000	56,370,430
U.S. Treasury Bills (b) (c)	0.15%	01/14/16	158,700,000	158,616,795
U.S. Treasury Bills	0.13%	01/21/16	270,760,000	270,592,692
U.S. Treasury Bills	0.14%	01/28/16	233,180,000	233,018,487
				1,256,265,900

U.S. Treasury Notes–20.48%(d)

U.S. Treasury Notes	0.10%	01/31/16	541,980,000	541,988,135
U.S. Treasury Notes (b)(c)	0.12%	04/30/16	559,766,000	559,878,933
U.S. Treasury Notes	0.12%	07/31/16	603,420,000	603,561,254
				1,705,428,322
Total U.S. Treasury Securities (Cost $2,961,618,007)				2,961,694,222

		Expiration Date

Commodity-Linked Securities–3.00%

Canadian Imperial Bank of Commerce, Commodity Linked EMTN, U.S. Federal Funds Effective Rate minus 0.04% (linked to Canadian Imperial Bank of Commerce Custom 3 Agriculture Commodity Index, multiplied by 2) (Canada) (e)		06/21/16	72,200,000	69,318,592
Cargill, Inc., Commodity Linked Notes, one month LIBOR rate minus 0.10% (linked to the Monthly Rebalance Commodity Excess Return Index, multiplied by 2) (e)		06/12/16	134,694,924	132,470,426
RBC Capital Markets, LLC, Commodity Linked Notes, U.S. Federal Funds Effective Rate minus 0.04% (linked to the RBC Enhanced Agricultural Basket 02 Excess Return Index, multiplied by 2) (Canada) (e)		06/07/16	50,000,000	48,044,473
Total Commodity-Linked Securities (Cost $256,894,924)				249,833,491

			Shares

Money Market Funds–56.12%

Liquid Assets Portfolio - Institutional Class; 0.11% (f)			459,120,817	459,120,817
Premier Portfolio – Institutional Class; 0.07% (f)			459,120,817	459,120,817
STIC (Global Series) PLC – U.S. Dollar Liquidity Portfolio (Ireland) – Institutional Class; 0.08% (f)			755,293,572	755,293,572
Treasury Portfolio - Institutional Class; 0.02% (f)			2,999,848,216	2,999,848,216
Total Money Market Funds (Cost $4,673,383,422)				4,673,383,422
TOTAL INVESTMENTS–94.68% (Cost $7,891,896,353)				7,884,911,135
OTHER ASSETS LESS LIABILITIES–5.32%				442,676,260
NET ASSETS–100.00%				$8,327,587,395

See accompanying notes which are an integral part of the consolidated schedule.

Invesco Balanced-Risk Allocation Fund

Open Futures Contracts at Period-End(g)

Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Brent Crude	Long	630	January-2016	$34,599,600	$(6,457,350)
Gasoline Reformulated Blendstock Oxygenate Blending	Long	1,590	September-2015	118,334,160	(4,646,567)
Natural Gas	Long	1,890	December-2015	57,493,800	(2,344,516)
Silver	Long	2,655	September-2015	195,739,875	(14,630,404)
WTI Crude	Long	380	October-2015	18,061,400	(4,901,359)
Subtotal - Commodity Risk					(32,980,196)
Australian 10 Year Bonds	Long	13,010	September-2015	1,215,182,505	32,239,673
Canada 10 Year Bonds	Long	11,910	September-2015	1,302,616,419	35,791,797
Euro Bonds	Long	6,540	September-2015	1,108,936,003	2,464,724
Japan 10 Year Bonds	Long	746	September-2015	888,181,231	5,260,104
Long Gilt	Long	7,510	September-2015	1,375,649,357	4,239,592
U.S. Treasury 20 Year Bonds	Long	5,550	September-2015	865,453,125	11,905,981
Subtotal – Interest Rate Risk					91,901,871
Dow Jones EURO STOXX 50 Index	Long	17,600	September-2015	695,432,954	22,209,102
E-Mini S&P 500 Index	Long	4,750	September-2015	498,370,000	2,674,797
FTSE 100 Index	Long	6,250	September-2015	649,430,400	(2,248,527)
Hang Seng Index	Long	2,980	August-2015	471,386,151	182,862
Russell 2000 Index Mini	Long	4,710	September-2015	581,779,200	(11,571,826)
Tokyo Stock Price Index	Long	4,430	September-2015	593,383,362	2,513,406
Subtotal - Equity Risk					$13,759,814
Total Future Contracts					$72,681,489

Open Over-The-Counter Total Return Swap Agreements at Period-End

Long Swap Agreements	Type of Contract	Counterparty	Number of Contracts	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive a return equal to Barclays Commodity Strategy 1452 Excess Return Index and pay the product of (i) 0.33% of the Notional value multiplied by (ii) days in the period divided by 365	Long	Barclays Bank PLC	139,000	May-2016	$62,796,711	$(3,421,568)
Receive a return equal to CIBC Dynamic Roll LME Copper Excess Return Index and pay the product of (i) 0.30% of the Notional value multiplied by (ii) days in the period divided by 365	Long	Canadian Imperial Bank Commerce	2,255,000	April-2016	160,927,624	(10,467,485)

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements at Period-End

Long Swap Agreements	Type of Contract	Counterparty	Number of Contracts	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive a return equal to Monthly Rebalance Commodity Excess Return Index and pay the product of (i) 0.47% of the Notional value multiplied by (ii) days in the period divided by 365	Long	Cargill, Inc.	102,800	May-2016	$ 99,540,664	$ 0
Receive a return equal to Single Commodity Index Excess Return and pay the product of (i) 0.12% of the Notional value multiplied by (ii) days in the period divided by 365	Long	Cargill, Inc.	72,500	January-2016	56,666,428	0
Receive a return equal to S&P GSCI Gold Index Excess Return and pay the product of (i) 0.09% of the Notional value multiplied by (ii) days in the period divided by 365	Long	J.P. Morgan Chase Bank, N.A.	1,260,000	April-2016	115,080,714	263,340
Receive a return equal to the Merrill Lynch Gold Excess Return Index and pay the product of (i) 0.14% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Merrill Lynch International	1,005,000	June-2016	144,185,039	0
Receive a return equal to S&P GSCI Aluminum Dynamic Roll Index Excess Return and pay the product of (i) 0.38% of the Notional value multiplied by (ii) days in the period divided by 365	Long	Morgan Stanley Capital Services LLC	1,340,000	October-2015	131,691,207	(7,289,895)
Subtotal – Commodity Risk						$(20,915,608)
Receive a return equal to Hang Seng Index Futures multiplied by the Notional Value	Long	Goldman Sachs International	590	August-2015	93,328,131	119,792
Subtotal – Equity Risk						$119,792
Total Swap Agreements						$(20,795,816)

Investment Abbreviations:

EMTN	— Euro Medium Term Notes
LIBOR	— London Interbank Offered Rate

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Balanced-Risk Allocation Fund

Index Information:

Canadian Imperial Bank of Commerce Custom 3 Agriculture Commodity Index	—	a basket of indices that provide exposure to various components of the agriculture markets. The underlying commodities comprising the indices are: Live Cattle, Soybeans, Soybean Meal and Sugar.
Monthly Rebalance Commodity Excess Return Index	—	a commodity index composed of futures contracts on Coffee ‘C’, Corn, Cotton No.2, Soybean Meal, Soybeal Oil, Soybeans, Sugar No.11 and Wheat.
RBC Enhanced Agricultural Basket 02 Excess Return Index	—	a commodity index composed of futures contracts on Corn, Coffee, Wheat, Cotton, Soybeans, Soybean meal, Soybean oil and Sugar.
Barclays Commodity Strategy 1452 Excess Return Index	—	a commodity index that provide exposure to future contracts on copper.
Single Commodity Excess Return Index	—	a commodity index composed of future contracts on gold.

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	All or a portion of the value was pledged as collateral to cover margin requirements for futures contracts. See Note 1F and Note 3.

(c)	All or a portion of the value was designated as collateral for swap agreements. See Note 1G and Note 3.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2015.

(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2015 was $249,833,491, which represented 3.00% of the Fund’s Net Assets.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.

(g)	Futures collateralized by $479,220,000 cash held with Merrill Lynch, the futures commission merchant.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Balanced-Risk Allocation Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings

July 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

Invesco Balanced-Risk Allocation Fund (the “Fund”) will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund I Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives. The Fund may invest up to 25% of its total assets in the Subsidiary.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Invesco Balanced-Risk Allocation Fund

A.	Security Valuation – (Continued)

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Structured Securities – The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

Invesco Balanced-Risk Allocation Fund

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
G.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Invesco Balanced-Risk Allocation Fund

G.	Swap Agreements– (Continued)

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

H.	Other Risks – The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange traded funds and commodity-linked derivatives. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange traded notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

I.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
J.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 – Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Balanced-Risk Allocation Fund

	Level 1	Level 2	Level 3	Total
Money Market Funds	$ 4,673,383,422	$ —	$ —	$ 4,673,383,422
U.S. Treasury Securities	—	2,961,694,222	—	2,961,694,222
Commodity-Linked Securities	—	249,833,491	—	249,833,491
	4,673,383,422	3,211,527,713	—	7,884,911,135
Futures Contracts*	72,681,489	—	—	72,681,489
Swap Agreements*	—	(20,795,816)	—	(20,795,816)
Total Investments	$ 4,746,064,911	$ 3,190,731,897	$ —	$ 7,936,796,808
*	Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of July 31, 2015:

Risk Exposure/ Derivative Type	Value
	Assets	Liabilities
Commodity risk:
Futures contracts (a)	$ —	$(32,980,196)
Swap agreements	263,340	(21,178,948)
Interest rate risk:
Futures contracts (a)	91,901,871	—
Equity risk:
Futures contracts (a)	27,580,167	(13,820,353)
Swap agreements	119,792	—
Total	$119,865,170	$(67,979,497)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.

Effect of Derivative Investments for the nine months ended July 31, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations
	Futures Contracts	Swap Agreements
Realized Gain (Loss):
Commodity risk	$(222,878,513)	$(151,226,854)
Interest rate risk	307,583,203	13,838,130
Equity risk	258,277,416	6,987,492
Change in Net Unrealized Appreciation (Depreciation):
Commodity risk	33,421,579	(19,720,198)
Interest rate risk	(28,693,296)	(3,934,665)
Equity risk	22,339,954	(1,283,580)
Total	$370,050,343	$(155,339,675)

Invesco Balanced-Risk Allocation Fund

The table below summarizes the average notional value of futures contracts and swap agreements outstanding during the period.

	Futures Contracts	Swap Agreements
Average notional value	$11,058,017,651	$1,253,708,147

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2015 was $256,894,924 and $197,865,238, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 127,359
Aggregate unrealized (depreciation) of investment securities	(7,113,385)
Net unrealized appreciation (depreciation) of investment securities	$ (6,986,026)
Cost of investments for tax purposes is $7,891,897,161.

Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Commodity Strategy Fund
Quarterly Schedule of Portfolio Holdings July 31, 2015

invesco.com/us	BRCS-QTR-1 07/15	Invesco Advisers, Inc.

Consolidated Schedule of Investments

July 31, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount	Value

U.S. Treasury Securities–73.31%

U.S. Treasury Bills–31.08%(a)

U.S. Treasury Bills (b)	0.06%	12/03/15	$38,390,000	$38,380,882
U.S. Treasury Bills	0.08%	12/10/15	10,400,000	10,397,202
U.S. Treasury Bills (c)	0.10%	12/17/15	18,770,000	18,763,967
U.S. Treasury Bills (c)	0.08%	01/07/16	16,800,000	16,792,668
U.S. Treasury Bills (c)	0.10%	01/14/16	33,200,000	33,182,594
U.S. Treasury Bills (b)	0.13%	01/21/16	23,520,000	23,505,466
U.S. Treasury Bills (b)	0.14%	01/28/16	53,610,000	53,572,867
				194,595,646

U.S. Treasury Notes–42.23%

U.S. Treasury Notes (c)(d)	0.10%	01/31/16	78,290,000	78,291,175
U.S. Treasury Notes (c)(d)	0.12%	04/30/16	130,690,000	130,716,367
U.S. Treasury Notes (d)	0.12%	07/31/16	55,360,000	55,372,959
				264,380,501
Total U.S. Treasury Securities (Cost $458,954,250)				458,976,147

			Shares

Exchange Traded Funds–3.07%

PowerShares DB Gold Fund (Cost $28,384,103) (e)			535,000	19,244,003

		Maturity Date	Principal Amount

Commodity-Linked Securities–2.60%

Barclays Bank PLC, Series B, U.S. Federal Funds (Effective) Rate minus 0.06% (linked to the Barclays Diversified Energy-Metals Total Return Index, multiplied by 3) (Cost $16,800,000) (f)		09/06/16	$16,800,000	16,280,258

			Shares

Money Market Funds–25.44%

Liquid Assets Portfolio – Institutional Class, 0.11% (g)			49,170,291	49,170,291
Premier Portfolio – Institutional Class, 0.07% (g)			49,170,292	49,170,292
STIC (Global Series) PLC – U.S. Dollar Liquidity Portfolio (Ireland) – Institutional Class, 0.08% (g)			60,901,119	60,901,119
Total Money Market Funds (Cost $159,241,702)				159,241,702
TOTAL INVESTMENTS–104.42% (Cost $663,380,055)				653,742,110
OTHER ASSETS LESS LIABILITIES–(4.42)%				(27,646,821)
NET ASSETS–100.00%				$626,095,289

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Coffee C	Long	94	December–2015	$4,529,625	$ (535,965)
Corn	Long	526	December–2015	10,026,875	(721,597)
Cotton No. 2	Long	418	December–2015	13,419,890	(527,374)
LME Nickel	Short	228	August–2015	(15,054,156)	903,541
LME Zinc	Short	218	September–2015	(10,413,588)	1,232,891
Natural Gas	Long	2,060	December–2015	15,666,300	44,807
NYH RBOB Gasoline (Globex)	Long	430	September–2015	32,002,320	(1,506,338)
Soybean	Long	926	November–2015	43,533,575	765,097
Wheat	Long	465	December–2015	11,735,437	(1,353,217)
Total Futures Contracts —Commodity Risk					$(1,698,155)

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Balanced-Risk Commodity Strategy Fund

Open Total Return Swap Agreements
	Type of Contract	Counterparty	Number of Contracts	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive a return equal to the Barclays Brent Crude Roll Yield Excess Return Index and pay the product of (i) 0.35% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Barclays Bank PLC	60,650	March-2016	$21,185,900	$(1,118,926)
Receive a return equal to the Barclays WTI Crude Roll Yield Excess Return Index and pay the product of (i) 0.35% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Barclays Bank PLC	57,600	March-2016	16,320,205	(1,080,628)
Receive a return equal to the Optimum GSCI Heating Oil Roll Yield 9m Excess Return Index and pay the product of (i) 0.37% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Barclays Bank PLC	22,200	February-2016	6,196,240	(364,568)
Receive a return equal to the Enhanced Strategy Cotton AB31 on the S&P GSCI Cotton Excess Return Index and pay the product of (i) 0.45% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Goldman Sachs International	398,000	August-2016	14,397,061	0
Receive a return equal to the Enhanced Strategy Sugar A141 on the S&P GSCI Sugar Excess Return Index and pay the product of (i) 0.37% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Goldman Sachs International	162,900	March-2016	32,497,165	0
Pay/Receive a floating rate equal to the S&P GSCI Brent Crude 1 Month Forward Index Excess Return and pay the product of (i) 0.12% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Short	Goldman Sachs International	5,700	June-2016	(4,304,965)	0
Receive a return equal to the S&P GSCI Crude Oil 1 Month Forward Index Excess Return and pay the product of (i) 0.12% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Goldman Sachs International	48,100	April-2016	17,500,165	0
Pay/Receive a floating rate equal to the S&P GSCI Unleaded Gasoline 1 Month Forward Index Excess Return and pay the product of (i) 0.12% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Short	Goldman Sachs International	6,850	April-2016	(6,744,964)	0
Pay/Receive a floating rate equal to the S&P GSCI Heating Oil 1 Month Forward Index Excess Return and pay the product of (i) 0.12% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Short	Goldman Sachs International	41,900	June-2016	(12,891,360)	0
Receive a return equal to the S&P GSCI Soybean Meal Excess Return Index and pay the product of (i) 0.30% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Goldman Sachs International	38,800	September-2015	49,091,157	0

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Balanced-Risk Commodity Strategy Fund

Open Total Return Swap Agreements – (Continued)
	Type of Contract	Counterparty	Number of Contracts	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive a return equal to the J.P. Morgan Contag Beta Gas Oil Excess Return Index and pay the product of (i) 0.25% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	JPMorgan Chase Bank, N.A.	11,600	April-2016	$ 3,128,417	$ (150,234)
Receive a return equal to the S&P GSCI Gold Index Excess Return and pay the product of (i) 0.09% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	JPMorgan Chase Bank, N.A.	496,500	April-2016	45,347,281	103,769
Receive a return equal to the Macquarie Single Commodity Silver type A Excess Return Index and pay the product of (i) 0.16% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Macquarie Bank Ltd.	266,200	May-2016	47,236,871	452,806
Receive a return equal to the Modified Macquarie Single Commodity Sugar type A Excess Return Index and pay the product of (i) 0.34% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Macquarie Bank Ltd.	61,800	March-2016	9,907,350	(87,113)
Receive a return equal to the Merrill Lynch Gold Excess Return Index and pay the product of (i) 0.14% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Merrill Lynch International	103,600	June-2016	15,935,586	0
Receive a return equal to the MLCX Aluminum Annual Excess Return Index and pay the product of (i) 0.28% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Merrill Lynch International	459,300	September-2015	46,752,101	0
Receive a return equal to the MLCX Dynamic Enhanced Copper Excess Return Index and pay the product of (i) 0.25% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Merrill Lynch International	110,300	May-2016	62,643,870	0
Receive a return equal to the MS Soybean Oil Dynamic Roll Index and pay the product of (i) 0.30% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Morgan Stanley & Co. International PLC	67,500	April-2016	10,120,863	(381,733)
Total Swap Agreements - Commodity Risk						$(2,626,627)

Index Information:

Barclays Diversified Energy-Metals Total Return Index	—a basket of indices that provide exposure to various components of the energy and metals markets. The underlying commodities comprising the indices are: Gold, Silver, Copper, Brent Crude Oil, WTI Crude oil, Gasoil and Unleaded Gasoline.

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 3.

(c)	All or a portion of the value was designated as collateral for swap agreements. See Note 1F and Note 3.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2015.

(e)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of July 31, 2015 represented 3.07% of the Fund’s Net Assets. See Note 4.

(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2015 represented 2.60% of the Fund’s Net Assets.

(g)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Balanced-Risk Commodity Strategy Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings

July 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

Invesco Balanced-Risk Commodity Strategy Fund (the “Fund”) will seek to gain exposure to the commodity markets primarily through investments in Invesco Cayman Commodity Fund III Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives. The Fund may invest up to 25% of its total assets in the Subsidiary.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Invesco Balanced-Risk Commodity Strategy Fund

A.	Security Valuations – (continued)

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Structured Securities – The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

Invesco Balanced-Risk Commodity Strategy Fund

E.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
F.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Invesco Balanced-Risk Commodity Strategy Fund

G.	Other Risks – The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange traded funds and commodity-linked derivatives. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange traded notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

H.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
I.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level	1 –	Prices are determined using quoted prices in an active market for identical assets.
Level	2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level	3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Commodity-Linked Securities	$—	$16,280,258	$—	$16,280,258
Exchange Traded Funds	19,244,003	—	—	19,244,003
U.S. Treasury Securities	—	458,976,147	—	458,976,147
Money Markets Funds	159,241,702	—	—	159,241,702
	178,485,705	475,256,405	—	653,742,110
Futures Contracts*	(1,698,155)	—	—	(1,698,155)
Swap Agreements*	—	(2,626,627)	—	(2,626,627)
Total Investments	$176,787,550	$472,629,778	$—	$649,417,328
*	Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of July 31, 2015:

Invesco Balanced-Risk Commodity Strategy Fund

Risk Exposure/ Derivative Type	Value
	Assets	Liabilities
Commodity risk:
Futures contracts (a)	$2,946,336	$(4,644,491)
Swap agreements	556,575	(3,183,202)
Total	$3,502,911	$(7,827,693)
(a)	Includes cumulative appreciation (depreciation) of futures contracts.

Effect of Derivative Investments for the nine months ended July 31, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations
	Futures Contracts	Swap Agreements
Realized Gain (Loss):
Commodity risk	$ (4,144,021)	$(100,382,856)
Change in Net Unrealized Appreciation (Depreciation):
Commodity risk	(8,639,567)	6,162,608
Total	$(12,783,588)	$ (94,220,248)

The table below summarizes the average notional value of futures contracts and swap agreements outstanding during the period.

	Futures Contracts	Swap Agreements
Average notional value	$141,569,288	$494,390,060

NOTE 4 — Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the nine months ended July 31, 2015.

	Value 10/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 07/31/15	Dividend Income
PowerShares DB Gold Fund	$ 21,024,180	$ —	$ (280,626)	$ (1,375,591)	$ (123,960)	$ 19,244,003	$ —

NOTE 5 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2015 was $0 and $0 respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $0 and $0, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$26,284
Aggregate unrealized (depreciation) of investment securities	(3,062,512)
Net unrealized appreciation (depreciation) of investment securities	$(3,036,228)
Cost of investments for tax purposes is $656,778,338.

Invesco Balanced-Risk Commodity Strategy Fund

Invesco Developing Markets Fund Quarterly Schedule of Portfolio Holdings July 31, 2015

invesco.com/us	DVM-QTR-1 07/15	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.95%

Brazil–17.85%

Arcos Dorados Holdings, Inc. -Class A	5,024,709	$21,355,013
Banco Bradesco S.A. -ADR	10,704,797	84,996,088
BM&FBOVESPA S.A.	26,972,120	81,934,235
BR Malls Participacoes S.A.	9,696,600	36,026,625
BRF S.A.	1,277,040	26,681,467
CETIP S.A. - Mercados Organizados	6,683,986	69,190,462
Cielo S.A.	4,950,056	63,169,747
Diagnosticos da America S.A.	3,877,300	11,495,092
Duratex S.A.	15,924,905	32,281,470
Fleury S.A. (a)	8,702,000	45,599,334
Totvs S.A.	2,808,865	28,838,534
Wilson Sons Ltd. -BDR	962,600	8,716,147
		510,284,214

China–19.86%

Baidu, Inc. -ADR(b)	319,176	55,108,928
Belle International Holdings Ltd.	66,415,000	68,750,677
China Mobile Ltd.	5,075,500	66,090,533
CNOOC Ltd.	17,186,000	21,130,074
Golden Eagle Retail Group Ltd.	29,922,000	36,976,002
Industrial & Commercial Bank of China Ltd. -Class H	152,644,000	104,845,996
Kweichow Moutai Co., Ltd. -Class A	650,482	21,665,973
Lee & Man Paper Manufacturing Ltd.	80,495,000	49,442,672
NetEase, Inc. -ADR	382,337	53,003,378
Stella International Holdings Ltd.	11,189,000	30,237,030
Want Want China Holdings Ltd.	58,470,000	60,395,645
		567,646,908

Egypt–0.30%

Egyptian Financial Group-Hermes Holding Co. (b)	6,185,377	8,517,972

France–1.05%

Bollore S.A.	5,436,306	30,089,562

Hong Kong–3.10%

Galaxy Entertainment Group Ltd.	6,518,000	30,015,556
WH Group Ltd. (b)(c)	91,212,500	58,475,585
		88,491,141

Hungary–1.89%

Gedeon Richter PLC	3,354,462	53,916,993

Indonesia–7.85%

PT Bank Central Asia Tbk	24,641,600	23,842,600
PT Bank Mandiri Persero Tbk	120,078,300	84,341,770
PT Perusahaan Gas Negara Persero Tbk	167,588,200	49,448,310
PT Telekomunikasi Indonesia Persero Tbk	307,341,700	66,601,840
		224,234,520

	Shares	Value

Israel–3.19%

Israel Chemicals Ltd.	5,210,384	$35,985,068
Teva Pharmaceutical Industries Ltd. -ADR	798,655	55,123,168
		91,108,236

Malaysia–1.94%

Public Bank Berhad	11,209,800	55,595,458

Mexico–7.72%

America Movil S.A.B. de C.V. - Series L -ADR	1,145,257	22,195,081
Fomento Economico Mexicano, S.A.B. de C.V. -ADR	724,659	65,683,001
Grupo Televisa S.A.B. -ADR	2,663,648	92,854,769
Kimberly-Clark de Mexico, S.A.B. de C.V. -Class A	17,139,670	39,795,624
		220,528,475

Nigeria–1.25%

Zenith Bank PLC	443,059,042	35,774,401

Peru–2.36%

Credicorp Ltd.	510,856	67,381,906

Philippines–5.27%

Energy Development Corp.	246,329,900	38,559,371
Philippine Long Distance Telephone Co.	1,120,785	71,065,626
SM Prime Holdings Inc.	87,603,800	41,082,237
		150,707,234

Poland–0.68%

Eurocash S.A.	1,695,093	19,503,456

Russia–4.64%

Gazprom PAO -ADR	3,731,713	17,352,465
Mobile TeleSystems PJSC -ADR	1,836,494	15,059,251
Sberbank of Russia (b)	37,218,144	43,669,165
Sberbank of Russia -Preference Shares(b)	35,854,175	29,901,987
Yandex NV -Class A (b)	1,922,126	26,736,773
		132,719,641

South Africa–0.50%

Sasol Ltd.	413,584	14,340,289

South Korea–3.19%

Hyundai Department Store Co., Ltd.	269,109	33,627,665
Samsung Electronics Co., Ltd.	57,290	57,553,398
		91,181,063

Taiwan–2.42%

Taiwan Semiconductor Manufacturing Co. Ltd.	15,781,000	69,086,733

See accompanying notes which are an integral part of this schedule.

Invesco Developing Markets Fund

	Shares	Value

Thailand–4.10%

Kasikornbank PCL	18,507,000	$94,296,792
Siam Commercial Bank PCL (The)	5,282,100	22,917,797
		117,214,589

Turkey–5.09%

Anadolu Efes Biracilik ve Malt Sanayii A.S.	3,642,001	28,583,525
Eczacibasi Ilac Sanayi ve Ticaret A.S.	12,359,196	11,996,622
Haci Omer Sabanci Holding A.S.	23,428,223	80,142,732
Tupras-Turkiye Petrol Rafinerileri A.S. (b)	950,357	24,690,832
		145,413,711

Turkmenistan–1.70%

Dragon Oil PLC	4,244,808	48,588,314
Total Common Stocks & Other Equity Interests (Cost $2,875,384,752)		2,742,324,816

	Shares	Value

Money Market Funds–2.66%

Liquid Assets Portfolio –Institutional Class, 0.11% (d)	37,976,297	$37,976,297
Premier Portfolio –Institutional Class, 0.07% (d)	37,976,296	37,976,296
Total Money Market Funds (Cost $75,952,593)		75,952,593
TOTAL INVESTMENTS–98.61% (Cost $2,951,337,345)		2,818,277,409
OTHER ASSETS LESS LIABILITIES–1.39%		39,822,245
NET ASSETS–100.00%		$2,858,099,654

Investment Abbreviations:

ADR	—American Depositary Receipt
BDR	—Brazilian Depositary Receipt

Notes to Schedule of Investments:

(a)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of July 31, 2015 represented 1.60% of the Fund’s Net Assets. See Note 3.

(b)	Non-income producing security.

(c)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2015 represented 2.05% of the Fund’s Net Assets.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco Developing Markets Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

        Invesco Developing Markets Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

        Invesco Developing Markets Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2015, there were transfers from Level 1 to Level 2 of $349,525,523 and from Level 2 to Level 1 of $326,315,836, due to foreign fair value adjustments.

        Invesco Developing Markets Fund

	Level 1	Level 2	Level 3	Total
Brazil	$510,284,214	$—	$—	$510,284,214
China	196,991,311	370,655,597	—	567,646,908
Egypt	8,517,972	—	—	8,517,972
France	30,089,562	—	—	30,089,562
Hong Kong	88,491,141	—	—	88,491,141
Hungary	53,916,993	—	—	53,916,993
Indonesia	23,842,600	200,391,920	—	224,234,520
Israel	91,108,236	—	—	91,108,236
Malaysia	55,595,458	—	—	55,595,458
Mexico	220,528,475	—	—	220,528,475
Nigeria	35,774,401	—	—	35,774,401
Peru	67,381,906	—	—	67,381,906
Philippines	41,082,237	109,624,997	—	150,707,234
Poland	19,503,456	—	—	19,503,456
Russia	59,148,489	73,571,152	—	132,719,641
South Africa	14,340,289	—	—	14,340,289
South Korea	—	91,181,063	—	91,181,063
Taiwan	—	69,086,733	—	69,086,733
Thailand	117,214,589	—	—	117,214,589
Turkey	145,413,711	—	—	145,413,711
Turkmenistan	48,588,314	—	—	48,588,314
United States	75,952,593	—	—	75,952,593
Total Investments	$1,903,765,947	$914,511,462	$—	$2,818,277,409

NOTE 3 — Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the nine months ended July 31, 2015.

	Value 10/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 07/31/15	Dividend Income
Fleury S.A.	$57,697,280	$ —	$ —	$ (12,097,946)	$ —	$45,599,334	$2,166,518

Invesco Developing Markets Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2015 was $235,756,200 and $293,072,172, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$483,847,122
Aggregate unrealized (depreciation) of investment securities	(621,432,964)
Net unrealized appreciation (depreciation) of investment securities	$(137,585,842)
Cost of investments for tax purposes is $2,955,863,251.

        Invesco Developing Markets Fund

Invesco Emerging Market Local Currency Debt Fund
Quarterly Schedule of Portfolio Holdings July 31, 2015

invesco.com/us	EMLCD-QTR-1 07/15	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2015

(Unaudited)

		Principal Amount	Value

Non-U.S. Dollar Denominated Bonds & Notes–94.11%(a)

Brazil–10.70%

Banco Safra S.A. , Sr. Unsec. Notes, 10.25%, 08/08/16(b)	BRL	956,000	$269,465
REGS, Sr. Unsec. Euro Notes, 10.25%, 08/08/16(b)	BRL	680,000	191,670
Brazil Letras do Tesouro Nacional, Unsec. Bonds, 0.00%, 07/01/16(c)	BRL	4,600,000	1,193,307
Brazil Notas do Tesouro Nacional, Series F, Sr. Unsec. Notes, 10.00%, 01/01/17	BRL	3,043,000	861,910
Unsec. Notes, 10.00%, 01/01/21	BRL	4,758,000	1,263,056
10.00%, 01/01/23	BRL	200,000	51,549
Itau Unibanco Holding S.A., Sr. Unsec. Notes, 10.50%, 11/23/15(b)	BRL	1,150,000	330,865
REGS, Sr. Unsec. Euro Notes, 10.50%, 11/23/15(b)	BRL	2,992,000	860,825
			5,022,647

China–1.01%

361 Degrees International Ltd., Sr. Unsec. Gtd. Euro Bonds, 7.50%, 09/12/17	CNY	1,000,000	151,745
Longfor Properties Co. Ltd., Sr. Unsec. Gtd. Euro Notes, 6.75%, 05/28/18	CNY	2,000,000	323,764
			475,509

Colombia–4.02%

Colombia Government International Bond , Sr. Unsec. Global Bonds, 4.38%, 03/21/23	COP	1,040,000,000	321,329
9.85%, 06/28/27	COP	633,000,000	269,266
Colombian Titulos De Tesoreria, Class B, Sr. Unsec. Bonds, 10.00%, 07/24/24	COP	478,200,000	197,345
Empresas Publicas de Medellin ESP, Sr. Unsec. Notes, 8.38%, 02/01/21(b)	COP	1,000,000,000	367,139
REGS, Sr. Unsec. Euro Notes, 8.38%, 02/01/21(b)	COP	2,000,000,000	734,278
			1,889,357

		Principal Amount	Value

Germany–2.79%

Deutsche Bank A.G., Sr. Unsec. Medium-Term Euro Notes, 8.38%, 03/17/34(b)	IDR	18,300,000,000	$1,308,648

Hungary–2.78%

Hungary Government Bond, Series 20/B, Unsec. Bonds, 3.50%, 06/24/20	HUF	130,000,000	478,066
Series 25/B, Unsec. Bonds, 5.50%, 06/24/25	HUF	201,500,000	826,977
			1,305,043

Malaysia–7.88%

Malaysia Government Bond, Series 0111, Sr. Unsec. Bonds, 4.16%, 07/15/21	MYR	5,100,000	1,349,671
Series 0112, Sr. Unsec. Bonds, 3.42%, 08/15/22	MYR	2,000,000	500,852
Series 0902, Sr. Unsec. Bonds, 4.38%, 11/29/19	MYR	6,900,000	1,848,029
			3,698,552

Mexico–8.01%

America Movil S.A.B. de C.V., Sr. Unsec. Euro Notes, 7.13%, 12/09/24	MXN	27,500,000	1,686,983
Mexican Bonos, Series M, Unsec. Bonds, 7.75%, 11/13/42	MXN	100,000	7,042
8.00%, 12/07/23	MXN	13,019,000	916,030
Series M20, Sr. Unsec. Bonds, 10.00%, 12/05/24	MXN	14,451,100	1,151,762
			3,761,817

Peru–2.83%

Peruvian Government International Bond, Sr. Unsec. Notes, 5.70%, 08/12/24(b)	PEN	300,000	88,999
8.20%, 08/12/26(b)	PEN	1,496,000	519,752
REGS, Sr. Unsec. Global Notes, 6.95%, 08/12/31(b)	PEN	2,334,000	720,236
			1,328,987

See accompanying notes which are an integral part of this schedule.

Invesco Emerging Market Local Currency Debt Fund

		Principal Amount	Value

Philippines–0.46%

Philippine Government International Bond, Sr. Unsec. Global Bonds, 3.90%, 11/26/22	PHP	10,000,000	$217,102

Poland–6.89%

Poland Government Bond, Series 0725, Unsec. Bonds, 3.25%, 07/25/25	PLN	4,400,000	1,200,085
Series 1020, Unsec. Bonds, 5.25%, 10/25/20	PLN	800,000	240,382
Series 1021, Unsec. Bonds, 5.75%, 10/25/21	PLN	1,015,000	317,389
Series 1023, Unsec. Bonds, 4.00%, 10/25/23	PLN	5,122,000	1,474,883
			3,232,739

Romania–2.01%

Romania Government Bond, Series 5Y, Unsec. Bonds, 5.90%, 07/26/17	RON	1,700,000	459,144
Series 10Y, Unsec. Bonds, 4.75%, 02/24/25	RON	1,800,000	485,106
			944,250

Russia–5.34%

Russian Federal Bond - OFZ , Series 5080, Unsec. Bonds, 7.40%, 04/19/17	RUB	11,500,000	178,684
Series 6206, Unsec. Bonds, 7.40%, 06/14/17	RUB	37,000,000	571,487
Series 6208, Unsec. Bonds, 7.50%, 02/27/19	RUB	40,000,000	592,346
Series 6212, Unsec. Bond, 7.05%, 01/19/28	RUB	47,916,000	600,704
Series 6215, Unsec. Bonds, 7.00%, 08/16/23	RUB	42,690,000	564,286
			2,507,507

South Africa–4.48%

South Africa Government Bond, Series 2023, Unsec. Bonds, 7.75%, 02/28/23	ZAR	23,000,000	1,779,709
Series R186, Unsec. Bonds, 10.50%, 12/21/26	ZAR	3,500,000	322,197
			2,101,906

		Principal Amount		Value

Supranational–4.47%

European Bank for Reconstruction & Development, Sr. Unsec. Medium-Term Euro Notes, 0.00%, 12/31/18(c)	ZAR	5,600,000		$342,206
European Investment Bank, REGS, Sr. Unsec. Medium-Term Euro Notes, 7.20%, 07/09/19(b)	IDR	3,080,000,000		213,870
International Bank for Reconstruction & Development , Sr. Unsec. Medium-Term Euro Notes, 7.00%, 06/07/23	ZAR	17,000,000		1,205,102
Series GDIF, Sr. Unsec. Medium-Term Euro Notes, 7.68%, 08/10/16	ZAR	4,250,000		335,702
				2,096,880

Thailand–4.34%

Thailand Government Bond, Sr. Unsec. Bonds, 3.65%, 12/17/21	THB	43,600,000		1,327,141
3.88%, 06/13/19	THB	23,290,000		711,682
				2,038,823

Turkey–10.04%

Turkey Government Bond, Unsec. Bonds, 7.10%, 03/08/23	TRY	2,030,000		641,311
8.00%, 03/12/25	TRY	1,370,000		451,641
8.20%, 11/16/16	TRY	4,850,000		1,716,830
8.50%, 07/10/19	TRY	499,989		174,643
8.80%, 09/27/23	TRY	1,079,000		376,694
9.00%, 07/24/24	TRY	1,250,000		440,001
Series 5Y, Unsec. Bonds, 6.30%, 02/14/18	TRY	1,637,811		549,621
Series CPI, Unsec. Bonds, 4.00%, 04/01/20	TRY	967,801	(d)	365,112
				4,715,853

United Kingdom–12.76%

Barclays Bank PLC, Series FR52, Sr. Unsec. Medium-Term Euro Notes, 10.50%, 08/19/30	IDR	13,200,000,000		1,122,563
Standard Chartered Bank, Sr. Unsec. Medium-Term Euro Notes, 7.80%, 05/05/20	INR	33,600,000		520,223
8.12%, 12/14/20	INR	40,000,000		628,057
8.28%, 09/23/27	INR	58,000,000		925,297
8.38%, 03/17/34	IDR	16,304,000,000		1,190,310
8.40%, 07/30/24(b)	INR	100,000,000		1,604,141
				5,990,591

United States–3.30%

JP Morgan Chase Bank N.A., Unsec. Medium-Term Euro Notes, 8.25%, 06/17/32(b)	IDR	4,000,000,000		287,300

See accompanying notes which are an integral part of this schedule.

Invesco Emerging Market Local Currency Debt Fund

		Principal Amount	Value

United States–(continued)

Morgan Stanley, Series G, Sr. Unsec. Medium-Term Euro Notes, 8.44%, 12/28/15	MXN	20,000,000	$1,260,908
			1,548,208
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $54,833,473)			44,184,419

U.S. Dollar Denominated Bonds and Notes–2.56%

Colombia–1.31%

SUAM Finance B.V., REGS, Sr. Unsec. Gtd. Euro Notes, 4.88%, 04/17/24(b)		$600,000	617,250

Hungary–0.82%

Hungary Government International Bond, Sr. Unsec. Global Notes, 5.38%,03/25/24		350,000	383,845

	Principal Amount	Value

Russia–0.43%

Gazprom OAO Via Gaz Capital S.A., Sr. Unsec. Bonds, 4.30%, 11/12/15(b)	$200,000	$201,350
Total U.S. Dollar Denominated Bonds and Notes (Cost $1,148,344)		1,202,445

	Shares

Money Market Funds–0.91%

Liquid Assets Portfolio –Institutional Class, 0.11% (e)	212,422	212,422
Premier Portfolio –Institutional Class, 0.07% (e)	212,422	212,422
Total Money Market Funds (Cost $424,844)		424,844
TOTAL INVESTMENTS–97.58% (Cost $56,406,661)		45,811,708
OTHER ASSETS LESS LIABILITIES–2.42%		1,136,401
NET ASSETS–100.00%		$46,948,109

Investment Abbreviations:
BRL	— Brazilian Real	PHP	— Philippines Peso

CNY	— Chinese Yaun Renminbi	PLN	— Poland Zloty

COP	— Colombian Peso	REGS	— Regulation S

CPI.	— Consumer Price Index	RON	— Romanian Leu

Gtd.	— Guaranteed	RUB	— Russian Rouble

HUF	— Hungary Forint	Sr.	— Senior

IDR	— Indonesian Rupiah	THB	— Thailand Baht

INR	— Indian Rupiah	TRY	— New Turkish Lire

MXN	— Mexican Peso	Unsec.	— Unsecured

MYR	— Malaysian Ringgit	ZAR	— South African Rand

PEN	— Peru Nuevo Sol

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2015 was $8,315,788, which represented 17.71% of the Fund’s Net Assets.

(c)	Zero coupon bond issued at a discount.

(d)	Principal amount of security and interest payments are adjusted for inflation.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco Emerging Market Local Currency Debt Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Invesco Emerging Market Local Currency Debt Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Treasury Inflation-Protected Securities - The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

E.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

Invesco Emerging Market Local Currency Debt Fund

F.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	–

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Money Market Funds	$424,844	$—	$—	$424,844
Corporate Debt Securities	—	818,600	—	818,600
Foreign Debt Securities	—	15,861,061	—	15,861,061
Foreign Sovereign Debt Securities	—	28,707,203	—	28,707,203
	424,844	45,386,864	—	45,811,708
Forward Foreign Currency Contracts*	—	80,499	—	80,499
Total Investments	$424,844	$45,467,363	$—	$45,892,207

* Unrealized appreciation.

Invesco Emerging Market Local Currency Debt Fund

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of July 31, 2015:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Currency risk:
Forward foreign currency contracts	$210,852	$(130,353)

Effect of Derivative Investments for the nine months ended July 31, 2015

The table below summarizes the gains on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Forward Foreign Currency Contracts
Realized Gain:
Currency risk	$ 369,804
Change in Net Unrealized Appreciation:
Currency risk	6,092
Total	$ 375,896

The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.

Forward Foreign Currency Contracts
Average notional value	$ 8,257,687

Invesco Emerging Market Local Currency Debt Fund

Open Forward Foreign Currency Contracts

Settlement							Unrealized
		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
08/04/2015	Goldman Sachs International	BRL	4,729,322	USD	1,436,000	$1,379,262	$56,738
08/04/2015	Goldman Sachs International	USD	1,403,610	BRL	4,729,322	1,379,262	(24,348)
08/10/2015	Deutsche Bank Securities Inc.	USD	1,000,000	PLN	3,589,100	951,213	(48,787)
08/19/2015	Deutsche Bank Securities Inc.	EUR	880,000	USD	1,006,245	966,680	39,565
08/19/2015	Goldman Sachs International	USD	958,253	EUR	880,000	966,680	8,427
08/24/2015	Goldman Sachs International	COP	2,683,020,000	USD	970,000	930,578	39,422
08/24/2015	Goldman Sachs International	EUR	882,004	USD	963,000	968,950	(5,950)
08/26/2015	Deutsche Bank Securities Inc.	EUR	884,240	PLN	3,634,670	989,968	(8,628)
08/26/2015	Deutsche Bank Securities Inc.	USD	532,658	ZAR	6,400,000	503,325	(29,333)
09/02/2015	Goldman Sachs International	BRL	4,729,322	USD	1,388,772	1,364,244	24,528
09/04/2015	Goldman Sachs International	USD	482,151	IDR	6,510,000,000	476,278	(5,873)
09/22/2015	Barclays Bank PLC	EUR	860,000	USD	982,059	945,188	36,871
09/22/2015	Barclays Bank PLC	USD	952,622	EUR	860,000	945,188	(7,434)
11/04/2015	Barclays Bank PLC	EUR	860,000	USD	951,127	945,826	5,301
Total Forward Foreign Currency Contracts—Currency Risk							$80,499

Currency Abbreviations:

BRL	—	Canadian Dollar	IDR	—	Indonesian Rupiah	ZAR	—	South African Rand

COP	—	Columbian Peso	PLN	—	Poland Zloty

EUR	—	Euro	USD	—	U.S. Dollar

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2015 was $19,440,096 and $17,342,064, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$84,732
Aggregate unrealized (depreciation) of investment securities	(10,685,567)
Net unrealized appreciation (depreciation) of investment securities	$(10,600,835)
Cost of investments for tax purposes is $56,412,543.

Invesco Emerging Market Local Currency Debt Fund

Invesco Emerging Markets Equity Fund Quarterly Schedule of Portfolio Holdings July 31, 2015

invesco.com/us	EME-QTR-1 07/15	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.45%

Brazil–7.42%

BB Seguridade Participacoes S.A.	58,500	$551,065
Grendene S.A.	94,800	494,823
M Dias Branco S.A.	10,200	228,812
Raia Drogasil S.A.	39,800	504,649
Via Varejo S.A.	119,900	295,582
		2,074,931

China–21.03%

Alibaba Group Holding Ltd. -ADR(a)	7,453	583,868
Baidu, Inc. -ADR(a)	3,416	589,806
Bank of China Ltd. -Class H	1,382,000	755,854
Lenovo Group Ltd.	440,000	477,323
Phoenix Healthcare Group Co. Ltd.	196,500	320,197
Ping An Insurance (Group) Co. of China Ltd. -Class H	116,500	667,371
Shenzhou International Group Holdings Ltd.	127,000	667,567
Sinopharm Group Co. Ltd. -Class H	107,200	412,074
Tencent Holdings Ltd.	75,100	1,401,756
		5,875,816

Hong Kong–5.46%

AIA Group Ltd.	89,400	582,362
Standard Chartered PLC	20,250	308,227
Techtronic Industries Co. Ltd.	179,500	636,405
		1,526,994

India–12.80%

Axis Bank Ltd.	62,930	562,714
Emami Ltd.	14,738	301,258
Kaveri Seed Co. Ltd.	29,785	345,887
LIC Housing Finance Ltd.	72,292	562,680
Maruti Suzuki India Ltd.	8,855	598,024
Motherson Sumi Systems Ltd.	105,387	570,921
Tata Consultancy Services Ltd.	16,220	634,967
		3,576,451

Indonesia–3.85%

PT Bank Rakyat Indonesia Persero Tbk	644,700	474,789
PT Matahari Department Store Tbk	466,900	601,763
		1,076,552

Malaysia–1.64%

Berjaya Auto Berhad	676,640	459,218

Mexico–5.80%

Fomento Economico Mexicano, S.A.B. de C.V. -ADR	7,447	674,996
Grupo Financiero Inbursa, S.A.B. de C.V. -Class O	270,900	613,687

	Shares	Value

Mexico–(continued)

Kimberly-Clark de Mexico, S.A.B. de C.V. -Class A	143,200	$332,488
		1,621,171

Peru–1.82%

Credicorp Ltd.	2,217	292,422
Intercorp Financial Services Inc.	7,606	217,456
		509,878

Russia–2.68%

Magnit PJSC -REGS -GDR(b)	7,394	401,125
Sberbank of Russia -ADR	70,559	348,032
		749,157

South Africa–6.41%

Life Healthcare Group Holdings Ltd.	116,755	345,136
Mr. Price Group Ltd.	39,037	777,945
MTN Group Ltd.	40,087	668,365
		1,791,446

South Korea–15.15%

AMOREPACIFIC Corp.	1,191	418,266
AMOREPACIFIC Group	2,228	370,283
CJ CGV Co., Ltd.	6,009	600,741
Coway Co., Ltd.	6,917	575,644
Hanssem Co., Ltd.	2,661	675,306
KEPCO Plant Service & Engineering Co., Ltd.	5,004	502,405
Samsung Electronics Co., Ltd.	1,086	1,090,993
		4,233,638

Taiwan–10.18%

King Slide Works Co., Ltd.	48,000	553,118
President Chain Store Corp.	124,000	898,437
Taiwan Semiconductor Manufacturing Co. Ltd.	318,000	1,392,154
		2,843,709

Thailand–1.49%

Kasikornbank PCL	81,800	416,787

United States–1.72%

Market Vectors® Vietnam ETF	26,100	479,457
Total Common Stocks & Other Equity Interests (Cost $27,184,034)		27,235,205

See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Equity Fund

	Shares	Value

Money Market Funds–3.48%

Liquid Assets Portfolio –Institutional Class, 0.11% (c)	485,657	$485,657

Premier Portfolio –Institutional Class, 0.07% (c)	485,656	485,656
Total Money Market Funds (Cost $971,313)		971,313
TOTAL INVESTMENTS–100.93% (Cost $28,155,347)		28,206,518
OTHER ASSETS LESS LIABILITIES–(0.93)%		(259,973)

NET ASSETS–100.00%		$27,946,545

Investment Abbreviations:

ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
GDR	—Global Depositary Receipt
REGS	—Regulation S

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2015 represented 1.44% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Emerging Markets Equity Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Emerging Markets Equity Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2015, there were transfers from Level 1 to Level 2 of $1,813,812 and from Level 2 to Level 1 of $9,491,985, due to foreign fair value adjustments.

Invesco Emerging Markets Equity Fund

	Level 1	Level 2	Level 3	Total
Brazil	$2,074,931	$—	$—	$2,074,931
China	4,888,248	987,568	—	5,875,816
Hong Kong	890,589	636,405	—	1,526,994
India	3,576,451	—	—	3,576,451
Indonesia	—	1,076,552	—	1,076,552
Malaysia	459,218	—	—	459,218
Mexico	1,621,171	—	—	1,621,171
Peru	509,878	—	—	509,878
Russia	749,157	—	—	749,157
South Africa	1,791,446	—	—	1,791,446
South Korea	2,567,001	1,666,637	—	4,233,638
Taiwan	1,451,555	1,392,154	—	2,843,709
Thailand	416,787	—	—	416,787
United States	1,450,770	—	—	1,450,770
Total Investments	$22,447,202	$5,759,316	$—	$28,206,518

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2015 was $24,111,235 and $21,396,065, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$2,389,577
Aggregate unrealized (depreciation) of investment securities	(2,395,557)
Net unrealized appreciation (depreciation) of investment securities	$(5,980)
Cost of investments for tax purposes is $28,212,498.

Invesco Emerging Markets Equity Fund

Invesco Endeavor Fund
Quarterly Schedule of Portfolio Holdings July 31, 2015

invesco.com/us	END-QTR-1 07/15	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–85.01%

Aerospace & Defense–2.03%

Precision Castparts Corp.	45,000	$8,771,400

Agricultural & Farm Machinery–2.07%

Deere & Co.	94,552	8,941,783

Air Freight & Logistics–2.29%

Echo Global Logistics, Inc. (b)	306,717	9,906,959

Airlines–2.55%

Ryanair Holdings PLC-ADR (Ireland)	148,800	11,027,568

Apparel Retail–4.77%

Francesca’s Holdings Corp. (b)	601,006	7,308,233

Ross Stores, Inc.	250,515	13,317,377

		20,625,610

Asset Management & Custody Banks–2.24%

Oaktree Capital Group LLC	175,660	9,694,675

Brewers–2.28%

Molson Coors Brewing Co.-Class B	138,455	9,849,689

Communications Equipment–3.00%

Plantronics, Inc.	223,115	12,958,519

Construction & Engineering–3.81%

Orion Marine Group, Inc. (b)(c)	2,276,507	16,481,911

Consumer Finance–3.60%

Encore Capital Group, Inc. (b)	361,613	15,552,975

Education Services–0.75%

Capella Education Co.	63,406	3,266,043

Environmental & Facilities Services–2.95%

Newalta Corp. (Canada)	1,294,156	12,771,406

Health Care Distributors–1.81%

Patterson Cos. Inc.	155,922	7,821,048

Health Care Equipment–3.35%

Zimmer Biomet Holdings, Inc.	139,130	14,479,259

Home Entertainment Software–2.76%

Activision Blizzard, Inc.	463,498	11,953,613

Industrial Conglomerates–4.08%

DCC PLC (Ireland)	223,267	17,641,880

Integrated Oil & Gas–2.56%

Cenovus Energy Inc. (Canada)	760,723	11,083,458

	Shares	Value

IT Consulting & Other Services–3.31%

Cognizant Technology Solutions Corp.- Class A (b)	227,207	$14,336,762

Life & Health Insurance–2.96%

Unum Group	357,374	12,808,284

Managed Health Care–2.89%

UnitedHealth Group Inc.	102,992	12,503,229

Multi-Line Insurance–2.06%

Vienna Insurance Group AG Wiener Versicherung Gruppe (Austria)	258,042	8,895,352

Oil & Gas Drilling–1.48%

Patterson-UTI Energy, Inc.	387,284	6,384,377

Oil & Gas Exploration & Production–4.65%

Devon Energy Corp.	170,289	8,415,682

Ultra Petroleum Corp. (b)	1,502,279	11,687,731

		20,103,413

Real Estate Operating Companies–4.16%

Brookfield Property Partners L.P.	883,377	18,003,223

Research & Consulting Services–3.08%

FTI Consulting, Inc. (b)	325,661	13,326,048

Semiconductor Equipment–1.93%

Ultratech, Inc. (b)	523,867	8,339,963

Technology Distributors–4.10%

CDW Corp.	493,803	17,742,342

Trading Companies & Distributors–5.38%

Grafton Group PLC (Ireland)(d)	954,395	10,708,404

Titan Machinery, Inc. (b)	895,067	12,575,691

		23,284,095

Trucking–2.11%

Con-way Inc.	234,804	9,108,047

Total Common Stocks & Other Equity Interests (Cost $314,104,009)		367,662,931

Money Market Funds–14.91%

Liquid Assets Portfolio –Institutional Class, 0.11% (e)	32,251,916	32,251,916

Premier Portfolio –Institutional Class, 0.07% (e)	32,251,915	32,251,915

Total Money Market Funds (Cost $64,503,831)		64,503,831

TOTAL INVESTMENTS–99.92% (Cost $378,607,840)		432,166,762

OTHER ASSETS LESS LIABILITIES–0.08%		354,402

NET ASSETS–100.00%		$432,521,164

See accompanying notes which are an integral part of this schedule.

Invesco Endeavor Fund

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of July 31, 2015 represented 3.81% of the Fund’s Net Assets. See Note 3.

(d)	Each unit represents one ordinary share, seventeen Class A shares and one Class C share.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco Endeavor Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Endeavor Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Endeavor Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of July 31, 2015, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2015, there were transfers from Level 2 to Level 1 of $26,537,232, due to foreign fair value adjustments.

NOTE 3 — Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the nine months ended July 31, 2015.

	Value 10/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 07/31/15	Interest / Dividend Income
Orion Marine Group, Inc.	$20,653,835	$3,216,450	$—	$(7,388,374)	$—	$16,481,911	$—
Pike Corp.(a)	21,536,680	—	(21,644,904)	(5,149,332)	5,257,556	—	—
Total	$42,190,515	$3,216,450	$(21,644,904)	$(12,537,706)	$5,257,556	$16,481,911	$—

(a)As of July 31, 2015, this security is no longer considered an affiliate of the Fund.

Invesco Endeavor Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2015 was $66,286,067 and $100,717,865, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$100,393,405
Aggregate unrealized (depreciation) of investment securities	(47,120,172)
Net unrealized appreciation of investment securities	$53,273,233
Cost of investments for tax purposes is $378,893,529.

Invesco Endeavor Fund

Invesco Global Health Care Fund Quarterly Schedule of Portfolio Holdings July 31, 2015

invesco.com/us	GHC-QTR-1 07/15	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.11%

Biotechnology–28.45%

ACADIA Pharmaceuticals Inc. (b)	322,242	$15,728,632
Alder Biopharmaceuticals, Inc. (b)	378,389	17,564,817
Alexion Pharmaceuticals, Inc. (b)	167,191	33,010,191
Alnylam Pharmaceuticals Inc. (b)	80,519	10,260,536
AMAG Pharmaceuticals, Inc. (b)	206,470	13,193,433
Amgen Inc.	183,055	32,325,682
Arbutus Biopharma Corp. (Canada)(b)	289,619	3,136,574
ARIAD Pharmaceuticals, Inc. (b)	1,082,723	8,835,020
Atara Biotherapeutics Inc. (b)	73,921	4,149,925
Avalanche Biotechnologies, Inc. (b)	265,185	3,903,523
Biogen Inc. (b)	135,343	43,144,642
BioMarin Pharmaceutical Inc. (b)	347,028	50,759,786
Bluebird Bio, Inc. (b)	149,755	24,833,872
Celgene Corp. (b)	450,131	59,079,694
Celldex Therapeutics Inc. (b)	398,967	9,395,673
DBV Technologies S.A. -ADR (France)(b)	540,257	23,549,803
Dyax Corp. (b)	289,536	7,125,481
Evolutionary Genomics, Inc. Cost (Acquired 09/15/97-05/25/12; Cost $408,490)(b)(c)(d)	9,944	29,832
Gilead Sciences, Inc.	275,056	32,418,100
Heron Therapeutics, Inc. (b)	604,076	19,535,818
Incyte Corp. (b)	393,175	41,000,289
Keryx Biopharmaceuticals, Inc. (b)	1,015,378	8,102,716
Medivation Inc. (b)	226,907	23,900,114
NantKwest, Inc. (b)	26,851	821,641
Neurocrine Biosciences, Inc. (b)	246,537	12,356,434
Prothena Corp. PLC (Ireland)(b)	174,016	11,479,836
Puma Biotechnology, Inc. (b)	25,894	2,345,996
Sarepta Therapeutics, Inc. (b)	166,499	5,314,648
Spark Therapeutics, Inc. (b)	234,287	14,394,593
Synergy Pharmaceuticals, Inc. (b)	1,341,293	12,232,592
United Therapeutics Corp. (b)	112,926	19,125,147
Vanda Pharmaceuticals Inc. (b)	703,576	8,611,770
Vertex Pharmaceuticals Inc. (b)	322,997	43,604,595
		615,271,405

Drug Retail–1.48%

Raia Drogasil S.A. (Brazil)	945,978	11,994,656
Rite Aid Corp. (b)	2,259,807	20,134,881
		32,129,537

Health Care Distributors–1.79%

Cardinal Health, Inc.	226,456	19,244,231
McKesson Corp.	88,248	19,464,861
		38,709,092

	Shares	Value

Health Care Equipment–3.71%

Olympus Corp. (Japan)	717,200	$27,488,905
ResMed Inc.	418,830	24,271,198
Wright Medical Group, Inc. (b)	1,106,546	28,593,149
		80,353,252

Health Care Facilities–4.82%

Community Health Systems Inc. (b)	509,260	29,796,803
HCA Holdings, Inc. (b)	349,816	32,536,386
Tenet Healthcare Corp. (b)	311,974	17,564,136
Universal Health Services, Inc. -Class B	167,720	24,357,976
		104,255,301

Health Care Services–2.15%

Air Methods Corp. (b)	309,568	12,193,883
Express Scripts Holding Co. (b)	364,270	32,809,799
InnovaCare Inc. (Puerto Rico) (b)(c)	805,748	1,410,059
		46,413,741

Life Sciences Tools & Services–1.90%

Agilent Technologies, Inc.	292,823	11,991,102
Thermo Fisher Scientific, Inc.	208,222	29,053,216
		41,044,318

Managed Health Care–4.89%

Aetna Inc.	319,666	36,112,668
Humana Inc.	154,317	28,099,582
Qualicorp S.A. (Brazil)	674,900	3,968,261
UnitedHealth Group Inc.	308,879	37,497,911
		105,678,422

Pharmaceuticals–48.92%

AbbVie Inc.	1,009,073	70,645,201
Agile Therapeutics, Inc. (b)	428,666	3,913,721
Akorn, Inc. (b)	343,364	15,832,514
Allergan PLC (b)	321,475	106,456,446
AstraZeneca PLC -ADR (United Kingdom)	1,421,434	48,030,255
Bayer AG (Germany)	212,721	31,420,691
Bristol-Myers Squibb Co.	755,180	49,570,015
Cempra, Inc. (b)	170,836	7,151,195
DepoMed, Inc. (b)	753,665	23,740,447
Eli Lilly and Co.	477,760	40,375,498
Endo International PLC (b)	384,441	33,653,965
GlaxoSmithKline PLC –ADR (United Kingdom)	483,354	20,996,898
Hikma Pharmaceuticals PLC (Jordan)	556,147	20,800,076
Jazz Pharmaceuticals PLC (b)	172,512	33,163,707
Johnson & Johnson	625,301	62,661,413
Lipocine Inc. (b)	722,936	8,935,489

See accompanying notes which are an integral part of this schedule.

Invesco Global Health Care Fund

	Shares	Value

Pharmaceuticals–(continued)

Locus Pharmaceuticals, Inc. (Acquired 11/21/00-05/09/07; Cost $ 6,852,940)(b)(c)(d)	258,824	$0
Medicines Co. (The) (b)	362,503	11,378,969
Merck & Co., Inc.	1,039,870	61,310,735
Mylan N.V. (b)	447,005	25,027,810
Nippon Shinyaku Co., Ltd. (Japan)	568,000	18,974,582
Novartis AG -ADR (Switzerland)	496,245	51,485,419
Pfizer Inc.	912,864	32,917,876
Roche Holding AG (Switzerland)	277,079	80,054,605
Sanofi -ADR (France)	921,663	49,760,585
Shire PLC -ADR (Ireland)	324,311	86,529,418
Supernus Pharmaceuticals Inc. (b)	795,389	16,870,201
Teva Pharmaceutical Industries Ltd. -ADR (Israel)	510,192	35,213,452
XenoPort Inc. (b)	440,586	3,216,278
Zogenix, Inc. (b)	412,999	7,975,008
		1,058,062,469
Total Common Stocks & Other Equity Interests (Cost $1,351,577,254)		2,121,917,537

	Shares	Value

Preferred Stock–0.00%

Health Care Equipment–0.00%

Intact Medical Corp., -Series C, Pfd. (Acquired 03/26/01; Cost $2,000,001)(c)(d)	2,439,026	$0

Money Market Funds–1.34%

Liquid Assets Portfolio –Institutional Class, 0.11% (e)	14,535,757	14,535,757
Premier Portfolio –Institutional Class, 0.07% (e)	14,535,756	14,535,756
Total Money Market Funds (Cost $29,071,513)		29,071,513
TOTAL INVESTMENTS–99.45% (Cost $1,382,648,768)		2,150,989,050
OTHER ASSETS LESS LIABILITIES–0.55%		11,918,002
NET ASSETS–100.00%		$2,162,907,052

Investment Abbreviations:

ADR	— American Depositary Receipt

Pfd.	— Preferred

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2015 was $1,439,891, which represented less than 1% of the Fund’s Net Assets.

(d)	Security is considered venture capital. See Note 1F.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco Global Health Care Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Global Health Care Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Global Health Care Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.

Other Risks - The Fund’s performance is vulnerable to factors affecting the health care industry, including government regulation, obsolescence caused by scientific advances and technological innovations.

The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the market for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	–

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2015, there were transfers from Level 2 to Level 1 of $147,318,168, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$2,118,128,468	$31,420,691	$1,439,891	$2,150,989,050
Forward Foreign Currency Contracts*	—	(53,551)	—	(53,551)
Total Investments	$2,118,128,468	$31,367,140	$1,439,891	$2,150,935,499

     * Unrealized appreciation (depreciation).

Invesco Global Health Care Fund

NOTE 3 — Derivative Investments

Open Forward Foreign Currency Contracts
							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
08/20/15	Citigroup Global Markets Inc.	CHF	19,113,000	USD	19,926,395	$19,798,804	$127,591
08/20/15	Citigroup Global Markets Inc.	EUR	14,246,000	USD	15,468,307	15,649,449	(181,142)
Total Forward Foreign Currency Contracts – Currency Risk							$(53,551)

   Currency Abbreviations:

   CHF     — Swiss Franc

   EUR     —  Euro

   USD     —  U.S. Dollar

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2015 was $861,211,680 and $704,358,641, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$811,053,617
Aggregate unrealized (depreciation) of investment securities	(43,628,794)
Net unrealized appreciation of investment securities	$767,424,823
Cost of investments for tax purposes is $1,383,564,227.

Invesco Global Health Care Fund

Invesco Global Infrastructure Fund Quarterly Schedule of Portfolio Holdings July 31, 2015

invesco.com/us	GBLI-QTR-1 07/15	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–91.72%

Australia–3.86%

APA Group	17,297	$114,666
Sydney Airport	15,512	63,710
Transurban Group	15,818	115,267
		293,643

Canada–11.22%

Enbridge Inc.	11,931	519,941
Fortis, Inc.	1,464	41,910
Keyera Corp.	1,561	51,285
Pembina Pipeline Corp.	1,591	46,300
TransCanada Corp.	5,009	194,624
		854,060

China–4.05%

Beijing Capital International Airport Co. Ltd. -Class H	50,000	51,532
Beijing Enterprises Holdings Ltd.	6,000	44,040
Beijing Enterprises Water Group Ltd.	90,000	66,905
China Merchants Holdings International Co. Ltd.	30,000	109,267
China Resources Gas Group Ltd.	3,335	10,145
ENN Energy Holdings Ltd.	4,000	26,572
		308,461

France–2.54%

Aeroports de Paris	146	17,509
Eutelsat Communications S.A.	2,024	61,681
Groupe Eurotunnel SE - REGS(a)	7,962	114,414
		193,604

Hong Kong–1.57%

China Gas Holdings Ltd.	10,000	17,490
Hong Kong & China Gas Co. Ltd.	50,200	102,441
		119,931

Italy–4.96%

Atlantia S.p.A.	8,030	214,467
Snam S.p.A.	24,576	120,678
Societa Iniziative Autostradali e Servizi S.p.A.	3,595	42,204
		377,349

Japan–2.05%

Japan Airport Terminal Co., Ltd.	1,400	74,558
Tokyo Gas Co., Ltd.	15,000	81,211
		155,769

Luxembourg–2.15%
SES	5,298	163,871

	Shares	Value

Mexico–0.59%

Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	298	$44,584

Netherlands–0.45%

Koninklijke Vopak NV	659	34,449

Spain–3.93%

Ferrovial S.A.	6,737	163,568
Red Electrica Corp. S.A.	1,694	135,378
		298,946

Switzerland–0.41%

Flughafen Zuerich AG	38	31,195

United Arab Emirates–0.48%

DP World Ltd.	1,607	36,559

United Kingdom–9.57%

National Grid PLC	37,722	502,533
Pennon Group PLC	3,913	49,831
Severn Trent PLC	1,628	56,032
United Utilities Group PLC	8,624	120,128
		728,524

United States–43.89%

American Tower Corp.	5,011	476,596
American Water Works Co., Inc.	3,283	170,421
Atmos Energy Corp.	2,007	110,987
Cheniere Energy, Inc.(b)	488	33,657
Columbia Pipeline Group, Inc.	2,929	85,468
Crown Castle International Corp.	2,828	231,642
Eversource Energy	2,833	140,857
InfraREIT Inc.	4,647	155,814
ITC Holdings Corp.	2,448	82,693
Kinder Morgan Inc.	16,975	588,014
ONE Gas, Inc.	917	41,293
PG&E Corp.	4,149	217,864
SBA Communications Corp. -Class A(b)	1,481	178,786
SemGroup Corp. -Class A	1,332	94,692
Sempra Energy	3,574	363,762
Southwest Gas Corp.	748	42,142
Williams Cos., Inc. (The)	6,221	326,478
		3,341,166
Total Common Stocks & Other Equity Interests (Cost $7,002,982)		6,982,111

Master Limited Partnerships–6.51%

United States–6.51%

Energy Transfer Equity, L.P.	7,346	220,967
EQT Midstream Partners L.P.	1,092	86,028
Rice Midstream Partners L.P.	6,094	101,587
Sunoco Logistics Partners L.P.	2,316	86,665

See accompanying notes which are an integral part of this schedule.

Invesco Global Infrastructure Fund

	Shares	Value
Total Master Limited Partnerships (Cost $482,220)		$495,247

Money Market Funds–0.89%

Liquid Assets Portfolio –Institutional Class, 0.11%(c)	34,036	34,036
Premier Portfolio –Institutional Class, 0.07%(c)	34,036	34,036
Total Money Market Funds (Cost $68,072)		68,072

TOTAL INVESTMENTS–99.12% (Cost $7,553,274)		7,545,430
OTHER ASSETS LESS LIABILITIES–0.88%		67,198
NET ASSETS–100.00%		$7,612,628

Investment Abbreviations:

ADR	—American Depositary Receipt
REGS	—Regulation S

Notes to Schedule of Investments:

(a)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2015 represented 1.50% of the Fund’s Net Assets.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco Global Infrastructure Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Global Infrastructure Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Master Limited Partnerships - The Fund invests in Master Limited Partnerships (“MLPs”). MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund principally invests in MLPs that derive their revenue primarily from businesses involved in the gathering, transporting, processing, treating, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (“energy infrastructure MLPs”). The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.

The Fund is non-diversified and will concentrate its investments in the energy sector. Energy infrastructure MLPs are subject to a variety of industry specific risk factors that may adversely affect their business or operations, including a decrease in production or reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing; changes in energy commodity prices; a sustained reduced demand for crude oil, natural gas and refined petroleum products; depletion of natural gas reserves or other commodities if not replaced; natural disasters, extreme weather and environmental hazards; rising interest rates, how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. In addition, taxes, government regulation, international politics, price, and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for energy infrastructure MLPs.

MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

E.	Return of Capital - Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent

Invesco Global Infrastructure Fund

E.	Return of Capital – (continued)

reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.

F.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

G.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Invesco Global Infrastructure Fund

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2015, there were transfers from Level 1 to Level 2 of $203,807 and from Level 2 to Level 1 of $1,884,084, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$229,933	$63,710	$—	$293,643
Canada	854,060	—	—	854,060
China	78,104	230,357	—	308,461
France	193,604	—	—	193,604
Hong Kong	102,441	17,490	—	119,931
Italy	256,671	120,678	—	377,349
Japan	74,558	81,211	—	155,769
Luxembourg	163,871	—	—	163,871
Mexico	44,584	—	—	44,584
Netherlands	34,449	—	—	34,449
Spain	135,378	163,568	—	298,946
Switzerland	31,195	—	—	31,195
United Arab Emirates	36,559	—	—	36,559
United Kingdom	728,524	—	—	728,524
United States	3,904,485	—	—	3,904,485
Total Investments	$6,868,416	$677,014	$—	$7,545,430

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2015 was $6,065,853 and $3,185,294, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$255,806
Aggregate unrealized (depreciation) of investment securities	(271,309)
Net unrealized appreciation (depreciation) of investment securities	$(15,503)
Cost of investments for tax purposes is $7,560,933.

Invesco Global Infrastructure Fund

Invesco Global Market Neutral Fund Quarterly Schedule of Portfolio Holdings July 31, 2015

invesco.com/us	GMN-QTR-1	07/15	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–93.26%

Australia–2.87%

Caltex Australia Ltd.	7,951	$200,458

Echo Entertainment Group Ltd.	56,286	206,520

Ramsay Health Care Ltd.	1,775	86,589

		493,567

Canada–3.16%

Barrick Gold Corp.	7,000	49,495

Canadian Tire Corp., Ltd. -Class A	1,000	99,671

Dominion Diamond Corp.	10,200	126,935

Enerplus Corp.	13,100	83,214

Ensign Resource Service Group, Inc.	4,200	32,523

Metro Inc.	1,800	48,970

Stantec Inc.	1,200	33,362

Suncor Energy, Inc.	1,500	42,241

Teck Resources Ltd. -Class B	3,600	26,501

		542,912

China–1.66%

Yangzijiang Shipbuilding Holdings Ltd.	302,200	284,159

Denmark–3.54%

Pandora AS	2,355	264,794

Vestas Wind Systems AS	6,268	342,144

		606,938

Finland–1.01%

Neste Oil OYJ	6,210	172,880

France–1.93%

PSA Peugeot Citroen S.A. (a)	2,518	50,452

Technicolor S.A.	7,992	63,202

Valeo S.A.	1,637	218,427

		332,081

Germany–3.64%

Aurubis AG	2,106	125,979

Continental AG	320	71,532

Duerr AG	350	28,828

KUKA AG	1,237	106,042

ProSiebenSat.1 Media SE	5,723	292,567

		624,948

Israel–0.53%

Bezeq The Israeli Telecommunication Corp. Ltd.	27,543	50,743

Delek Group Ltd.	133	39,271

		90,014

Japan–19.17%

Asahi Glass Co., Ltd.	5,000	29,376

Brother Industries, Ltd.	5,600	77,607

	Shares	Value

Japan–(continued)

Dai Nippon Printing Co., Ltd.	29,000	$323,049

Daihatsu Motor Co., Ltd.	8,400	119,429

Daito Trust Construction Co., Ltd.	1,000	105,814

DeNA Co., Ltd.	9,700	192,936

Denki Kagaku Kogyo Kabushiki Kaisha	44,000	183,200

FamilyMart Co., Ltd.	1,900	92,145

Ibiden Co., Ltd.	4,500	74,546

Konica Minolta Inc.	11,000	136,892

Marubeni Corp.	17,400	97,028

Miraca Holdings Inc.	2,000	92,401

Nippon Electric Glass Co., Ltd.	14,000	68,006

Nippon Paper Industries Co., Ltd.	2,500	41,104

Nippon Telegraph & Telephone Corp.	8,600	331,241

Nomura Real Estate Holdings, Inc.	3,900	78,043

Osaka Gas Co., Ltd.	23,000	92,033

Sekisui Chemical Co., Ltd.	3,000	33,408

Showa Shell Sekiyu K.K.	10,900	102,465

Sumitomo Forestry Co., Ltd.	9,000	107,151

TDK Corp.	1,800	125,723

Tokyo Gas Co., Ltd.	51,000	276,117

Toppan Printing Co. Ltd.	21,000	182,413

West Japan Railway Co.	4,600	330,682

		3,292,809

Jordan–1.28%

Hikma Pharmaceuticals PLC	5,894	220,437

Macau–0.54%

MGM China Holdings Ltd.	43,600	92,572

Netherlands–1.23%

Heineken N.V.	718	56,568

NXP Semiconductors N.V. (a)	1,600	155,184

		211,752

New Zealand–0.64%

SKYCITY Entertainment Group Ltd.	29,153	85,155

Spark New Zealand Ltd.	13,027	25,450

		110,605

Norway–1.00%

DNB ASA	3,810	62,050

Yara International ASA	2,206	109,809

		171,859

Sweden–1.82%

Hennes & Mauritz AB -Class B	1,659	65,994

Intrum Justitia AB	3,627	123,386

Loomis AB -Class B	3,027	84,625

Tele2 AB -Class B	3,743	38,937

		312,942

See accompanying notes which are an integral part of this schedule.

Invesco Global Market Neutral Fund

	Shares	Value

Switzerland–1.92%

Forbo Holding AG	78	$95,118

Georg Fischer AG	232	154,667

Lonza Group AG	545	78,949

		328,734

United Kingdom–4.58%

AstraZeneca PLC	673	45,326

Fiat Chrysler Automobiles N.V. (a)	10,270	161,283

ITV PLC	62,584	274,331

Moneysupermarket.com Group PLC	14,573	66,747

Next PLC	650	81,102

Royal Dutch Shell PLC -Class B	1,828	53,110

WH Smith PLC	4,232	104,483

		786,382

United States–42.74%

AbbVie Inc.	2,200	154,022

AECOM (a)	2,000	61,660

Amgen Inc.	2,100	370,839

Apple Inc.	2,100	254,730

Archer-Daniels-Midland Co.	6,000	284,520

Best Buy Co., Inc.	4,500	145,305

Brocade Communications Systems, Inc.	9,800	100,548

Bunge Ltd.	2,900	231,565

Cardinal Health, Inc.	800	67,984

Chesapeake Energy Corp.	20,100	174,066

Cisco Systems, Inc.	5,500	156,310

Citigroup Inc.	5,400	315,684

Computer Sciences Corp.	1,200	78,516

Denbury Resources Inc.	9,300	36,642

Devon Energy Corp.	800	39,536

Everest Re Group, Ltd.	200	36,624

FMC Technologies, Inc. (a)	700	22,932

Frontier Communications Corp.	15,800	74,576

GameStop Corp. -Class A	2,700	123,795

Garmin Ltd.	1,400	58,674

General Dynamics Corp.	2,200	328,042

Gilead Sciences, Inc.	1,900	223,934

Hess Corp.	4,100	241,941

Hewlett-Packard Co.	7,700	235,004

HollyFrontier Corp.	600	28,956

Huntington Ingalls Industries Inc.	1,000	117,410

Intel Corp.	4,500	130,275

InterDigital, Inc.	3,000	162,210

JetBlue Airways Corp. (a)	3,300	75,834

Leidos Holdings, Inc.	3,200	130,560

Lexmark International, Inc. -Class A	5,100	173,349

	Shares	Value

United States–(continued)

LyondellBasell Industries N.V. -Class A	800	$75,064

ManpowerGroup Inc.	300	27,144

Marathon Petroleum Corp.	1,200	65,604

Marriott International Inc. -Class A	400	29,044

Marvell Technology Group Ltd.	14,700	182,868

Murphy Oil Corp.	1,200	39,348

NetApp, Inc.	2,700	84,105

Northrop Grumman Corp.	1,900	328,719

NVIDIA Corp.	6,300	125,685

Oracle Corp.	1,800	71,892

Pfizer Inc.	2,100	75,726

Pilgrim’s Pride Corp.	9,600	207,744

Pitney Bowes Inc.	3,700	77,404

Polycom, Inc. (a)	3,100	35,278

Superior Energy Services, Inc.	5,400	91,800

Target Corp.	700	57,295

Tesoro Corp.	800	77,872

Transocean Ltd.	9,100	120,666

United States Steel Corp.	12,700	247,269

United Therapeutics Corp. (a)	500	84,680

Valero Energy Corp.	4,300	282,080

VeriSign, Inc. (a)	1,900	134,786

Voya Financial, Inc.	1,000	46,950

Western Union Co. (The)	6,700	135,608

		7,340,674

Total Common Stocks & Other Equity Interests (Cost $15,474,907)		16,016,265

Money Market Funds–6.04%

Liquid Assets Portfolio –Institutional Class, 0.11%(b)	518,856	518,856

Premier Portfolio –Institutional Class’ 0.07%b)	518,855	518,855

Total Money Market Funds (Cost $1,037,711)		1,037,711

TOTAL INVESTMENTS–99.30% (Cost $16,512,618)		17,053,976

OTHER ASSETS LESS LIABILITIES–0.70%		119,526

NET ASSETS–100.00%	$ 17,173,502

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2015

See accompanying notes which are an integral part of this schedule.

Invesco Global Market Neutral Fund

Open Total Return Swap Agreements

Reference Entity	Counterparty	Expiration Date	Floating Rate (1)	Notional Value	Unrealized Appreciation (Depreciation)	Net Value of Reference Entities
Australia Equity Securities-Short	Morgan Stanley & Co. LLC	01/23/17	Federal Funds Floating Rate	$(295,605)	$(6,705)	$(300,932)
Canada Equity Securities- Short	Morgan Stanley & Co. LLC	01/23/17	Federal Funds Floating Rate	(728,529)	18,870	(708,786)
Denmark Equity Securities-Short	Morgan Stanley & Co. LLC	01/23/17	Federal Funds Floating Rate	(462,615)	18,831	(444,441)
Germany Equity Securities-Short	Morgan Stanley & Co. LLC	01/23/17	Federal Funds Floating Rate	(1,439,451)	18,082	(1,423,549)
Hong Kong Equity Securities-Short	Morgan Stanley & Co. LLC	01/23/17	Federal Funds Floating Rate	(185,539)	(591)	(186,138)
Japan Equity Securities- Short	Morgan Stanley & Co. LLC	01/23/17	Federal Funds Floating Rate	(3,499,955)	(39,517)	(3,530,341)
New Zealand Equity Securities-Short	Morgan Stanley & Co. LLC	01/23/17	Federal Funds Floating Rate	(65,196)	(1,518)	(66,403)
Norway Equity Securities-Short	Morgan Stanley & Co. LLC	01/23/17	Federal Funds Floating Rate	(237,434)	(1,682)	(238,861)
Singapore Equity Securities-Short	Morgan Stanley & Co. LLC	01/23/17	Federal Funds Floating Rate	(204,051)	17,182	(186,580)
Spain Equity Securities-Short	Morgan Stanley & Co. LLC	01/23/17	Federal Funds Floating Rate	(150,860)	5,430	(145,658)
Sweden Equity Securities-Short	Morgan Stanley & Co. LLC	01/23/17	Federal Funds Floating Rate	(294,671)	10,802	(284,249)
Switzerland Equity Securities-Short	Morgan Stanley & Co. LLC	01/23/17	Federal Funds Floating Rate	(558,401)	13,703	(544,727)
United Kingdom Equity Securities-Short	Morgan Stanley & Co. LLC	01/23/17	Federal Funds Floating Rate	(635,588)	(1,792)	(636,363)
United States Equity Securities-Short	Morgan Stanley & Co. LLC	01/23/17	Federal Funds Floating Rate	(7,401,524)	(34,629)	(7,432,329)
Total Return Swap Agreements – Equity Risk					$16,466(2)(3)	$(16,129,357)

(1) The Fund receives or pays the total return on a portfolio of short positions underlying the total return swap, and pays or receives a specific rate which is denominated in the currencies of the securities underlying the total return swap. The Total Return Swaps are settled in U.S. Dollar.

(2) Amount includes $(4,166) of dividends and financing fees payable from the Fund to the Counterparty.

(3) Swaps are collateralized by $56,936 cash held with the Counterparty.

See accompanying notes which are an integral part of this schedule.

Invesco Global Market Neutral Fund

The following table represents the individual short positions and related values of equity securities underlying the total return swaps with Morgan Stanley & Co. LLC, as July 31, 2015.

Equity Securities - Short

	Shares	Value

Australia

ALS Ltd.	(56,447)	$(56,002)

Crown Resorts Ltd.	(239,158)	(244,930)

		(300,932)

Canada

AltaGas Ltd.	(119,936)	(117,673)

Enbridge Inc.	(132,551)	(135,095)

Gildan Activewear Inc.	(88,694)	(83,831)

MEG Energy Corp.	(45,055)	(41,796)

Northland Power Inc.	(43,173)	(42,780)

Paramount Resources Ltd. -Class A	(67,690)	(60,236)

Rogers Communications, Inc. -Class B	(73,969)	(77,123)

Tahoe Resources Inc.	(44,052)	(41,480)

Tourmaline Oil Corp.	(113,409)	(108,772)

		(708,786)

Denmark

Carlsberg AS -Class B	(55,545)	(52,711)

Genmab AS	(360,291)	(343,900)

Jyske Bank AS	(46,779)	(47,830)

		(444,441)

Germany

adidas AG	(97,626)	(102,883)

Alstom S.A.	(78,913)	(78,877)

Altice S.A.	(80,986)	(74,387)

Andritz AG	(46,091)	(46,042)

ASML Holding N.V.	(150,115)	(149,112)

CNH Industrial N.V.	(75,991)	(71,603)

Deutsche Wohnen AG	(94,875)	(93,373)

Enel Green Power SpA	(64,640)	(64,959)

Galp Energia, SGPS, S.A.	(101,378)	(101,424)

MorphoSys AG	(256,436)	(253,856)

Remy Cointreau S.A.	(164,956)	(161,445)

Technip S.A.	(49,172)	(50,819)

ThyssenKrupp AG	(41,050)	(39,422)

UCB S.A.	(58,364)	(58,499)

United Internet AG	(49,878)	(49,606)

Volkswagen AG -Preference Shares	(28,980)	(27,242)

		(1,423,549)

Hong Kong

Esprit Holdings Ltd.	(85,143)	(85,126)

Hong Kong & China Gas Co. Ltd.	(100,396)	(101,012)

		(186,138)

Japan

Asics Corp.	(190,118)	(195,610)

Chiyoda Corp.	(25,454)	(24,207)

Dentsu Inc.	(59,998)	(62,398)

Fast Retailing Co. Ltd.	(142,515)	(148,560)

	Shares	Value

Japan–(continued)

Hamamatsu Photonics K.K.	(37,784)	$(36,488)

Hulic Co. Ltd.	(161,593)	(178,214)

Isetan Mitsukoshi Holdings Ltd.	(208,734)	(205,977)

JGC Corp.	(35,473)	(34,197)

Keyence Corp.	(273,524)	(252,159)

Kikkoman Corp.	(65,452)	(70,040)

Kintetsu Group Holdings Co., Ltd.	(27,926)	(28,532)

Kyushu Electric Power Co. Inc.	(148,263)	(157,458)

M3 Inc.	(89,189)	(99,061)

Mazda Motor Corp.	(288,035)	(290,853)

Mitsui Chemicals Inc.	(225,898)	(217,623)

NGK Spark Plug Co., Ltd.	(53,816)	(53,014)

Nintendo Co., Ltd.	(329,627)	(334,374)

Nippon Paint Holdings Co., Ltd.	(55,270)	(57,371)

Ono Pharmaceutical Co. Ltd.	(148,164)	(144,759)

Shimadzu Corp.	(76,967)	(74,558)

SoftBank Corp.	(33,894)	(33,314)

Sumitomo Realty & Development Co., Ltd.	(33,720)	(35,092)

Temp Holdings Co. Ltd.	(75,488)	(74,510)

Topcon Corp.	(279,276)	(283,152)

Tsuruha Holdings Inc.	(326,185)	(325,127)

Yamaha Motor Co., Ltd.	(107,592)	(113,693)

		(3,530,341)

New Zealand

Auckland International Airport Ltd.	(65,196)	(66,403)

Norway

Schibsted ASA-Class A	(157,465)	(159,268)

Schibsted ASA-Class B	(79,969)	(79,593)

		(238,861)

Singapore

Sembcorp Industries Ltd.	(204,051)	(186,580)

Spain

Banco Popular Espanol S.A.	(150,860)	(145,658)

Sweden

Lundin Petroleum AB	(116,299)	(109,982)

Saab AB -Class B	(42,693)	(41,382)

Volvo AB -Class B	(135,679)	(132,885)

		(284,249)

Switzerland

Aryzta AG	(128,406)	(131,006)

Barry Callebaut AG	(54,935)	(54,833)

Basilea Pharmaceutica	(100,009)	(86,325)

Chocoladefabriken Lindt & Spruengli AG	(44,012)	(45,052)

Panalpina Welttransport Holding AG	(30,586)	(30,983)

Syngenta AG	(200,453)	(196,528)

		(544,727)

See accompanying notes which are an integral part of this schedule.

Invesco Global Market Neutral Fund

	Shares	Value

United Kingdom

Diageo PLC	(94,149)	$(87,803)

Fresnillo PLC	(89,292)	(90,892)

Glencore PLC	(95,448)	(86,991)

Intertek Group PLC	(82,094)	(85,328)

Melrose Industries PLC	(69,404)	(74,131)

Ophir Energy PLC	(101,170)	(105,901)

UBM PLC	(104,031)	(105,317)

		(636,363)

United States

ACI Worldwide Inc.	(50,379)	(49,707)

Alexander & Baldwin Inc.	(151,164)	(147,225)

Allergan PLC	(94,605)	(99,345)

Amazon.com Inc.	(244,135)	(268,075)

Anixter International Inc.	(75,180)	(79,452)

Armstrong World Industries Inc.	(71,019)	(76,050)

Arthur J. Gallagher & Co.	(62,075)	(61,659)

Ascena Retail Group, Inc.	(44,880)	(42,568)

athenahealth, Inc.	(93,720)	(111,968)

B/E Aerospace Inc.	(208,912)	(214,324)

Bank of the Ozarks Inc.	(51,040)	(48,532)

BioMarin Pharmaceutical Inc.	(43,200)	(43,881)

Bristow Group Inc.	(51,700)	(49,555)

Carpenter Technology Corp.	(84,387)	(86,342)

Chevron Corp.	(299,232)	(283,136)

Chicago Bridge & Iron Co NV	(100,317)	(111,594)

Colfax Corp.	(175,014)	(160,188)

Cooper Cos. Inc. (The)	(86,250)	(88,500)

Cree Inc.	(59,280)	(59,160)

Cypress Semiconductor Corp.	(130,572)	(134,316)

Darling Ingredients Inc.	(112,880)	(109,225)

Diamondback Energy Inc.	(33,120)	(33,650)

Duke Energy Corp.	(50,659)	(51,954)

Eversource Energy	(129,141)	(134,244)

Fastenal Co.	(215,498)	(221,858)

Financial Engines Inc.	(89,080)	(91,720)

Finisar Corp.	(69,720)	(69,640)

Five Below Inc.	(29,912)	(29,496)

Fortune Brands Home & Security Inc.	(242,990)	(262,625)

Genesee & Wyoming Inc. -Class A	(78,155)	(78,342)

	Shares	Value

United States–(continued)

Golar LNG Ltd.	(296,270)	$(279,955)

Google Inc. -Class C	(331,050)	(312,805)

Gulfport Energy Corp.	(80,344)	(72,072)

Hexcel Corp.	(107,163)	(108,969)

Howard Hughes Corp. (The)	(233,019)	(231,132)

Intercept Pharmaceuticals Inc.	(53,862)	(52,762)

Kennedy-Wilson Holdings Inc.	(318,375)	(316,500)

Liberty Global PLC -Class A	(52,540)	(52,460)

Madison Square Garden Co. (The) -Class A	(32,716)	(33,360)

Men’s Wearhouse Inc. (The)	(124,300)	(119,040)

MRC Global Inc.	(89,440)	(83,525)

National Instruments Corp.	(161,601)	(170,864)

NetSuite Inc.	(64,610)	(69,188)

NorthStar Realty Finance Corp.	(89,319)	(91,200)

Panera Bread Co. -Class A	(36,782)	(40,824)

Pentair PLC	(36,666)	(36,486)

Puma Bioechnology Inc.	(90,000)	(81,540)

salesforce.com. inc.	(29,548)	(29,320)

SBA Communications Corp. -Class A	(173,685)	(181,080)

SemGroup Corp. -Class A	(94,952)	(92,417)

Spirit Realty Capital Inc.	(83,430)	(82,215)

Sprint Corp.	(35,814)	(31,678)

SR Grace & Co.	(70,329)	(70,651)

SunEdison Inc.	(55,400)	(46,560)

SYNNEX Corp.	(81,807)	(83,193)

T-Mobile US, Inc.	(37,730)	(40,660)

Tesla Motors Inc.	(321,444)	(319,380)

Tractor Supply Co.	(56,868)	(55,512)

Trimble Navigation Ltd	(146,382)	(143,220)

Ulta Salon Cosmetics & Fragrance, Inc.	(34,104)	(33,206)

Ultimate Software Group, Inc. (The)	(121,947)	(128,947)

ViaSat, Inc.	(297,900)	(310,000)

Williams Cos. Inc. (The)	(182,036)	(178,432)

Wynn Resorts Ltd.	(151,875)	(154,845)

		(7,432,329)

Total Equity Securities - Short		(16,129,357)

See accompanying notes which are an integral part of this schedule.

Invesco Global Market Neutral Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2015

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Global Market Neutral Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

Invesco Global Market Neutral Fund

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, volatility, variance, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, equity, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

 Interest rate, total return, volatility, variance, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying equity securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

G.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

Invesco Global Market Neutral Fund

H.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2015, there were transfers from Level 1 to Level 2 of $258,035 and from Level 2 to Level 1 of $3,923,045, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total

Australia	$206,520	$287,047	$—	$493,567

Canada	542,912	—	—	542,912

China	284,159	—	—	284,159

Denmark	606,938	—	—	606,938

Finland	—	172,880	—	172,880

France	332,081	—	—	332,081

Germany	624,948	—	—	624,948

Israel	90,014	—	—	90,014

Japan	1,163,297	2,129,512	—	3,292,809

Jordan	220,437	—	—	220,437

Macau	92,572	—	—	92,572

Netherlands	211,752	—	—	211,752

New Zealand	25,450	85,155	—	110,605

Norway	109,809	62,050	—	171,859

Sweden	312,942	—	—	312,942

Switzerland	249,785	78,949	—	328,734

United Kingdom	741,056	45,326	—	786,382

United States	8,378,385	—	—	8,378,385

	14,193,057	2,860,919	—	17,053,976

Swap Agreements*	—	16,466	—	16,466

Total Investments	$14,193,057	$2,877,385	$—	$17,070,442

 *  Unrealized appreciation.

Invesco Global Market Neutral Fund

NOTE 3 -- Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of July 31, 2015:

	Value

Risk Exposure/ Derivative Type	Assets	Liabilities

Equity risk:
Swap agreements	$102,900	$(86,434)

Effect of Derivative Investments for the nine months ended July 31, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations

	Forward Foreign Currency Contracts	Swap Agreements

Realized Gain (Loss):
Equity risk	$--	$(2,152,825)

Currency risk	218,651	--

Change in Net Unrealized Appreciation:
Equity risk	--	839,077

Currency risk	--	--

Total	$218,651	$(1,313,748)

The table below summarizes the average notional value of forward foreign currency contracts and swap agreements outstanding during the period.

	Forward Foreign Currency Contracts	Swap Agreements

Average notional value	$1,348,287	$15,617,734

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2015 was $10,152,005 and $8,601,987, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,809,685

Aggregate unrealized (depreciation) of investment securities	(1,268,327)

Net unrealized appreciation of investment securities	$541,358

Cost of investments is the same for tax purposes and financial reporting.

Invesco Global Market Neutral Fund

Invesco Global Markets Strategy Fund
Quarterly Schedule of Portfolio Holdings July 31, 2015

invesco.com/us	GMS-QTR-1 07/15	Invesco Advisers, Inc.

Consolidated Schedule of Investments

July 31, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount	Value

U.S. Treasury Securities–30.08%

U.S. Treasury Bills–15.94%(a)

U.S. Treasury Bills (b)	0.06%	12/03/15	$4,000,000	$3,999,050
U.S. Treasury Bills	0.08%	01/07/16	5,800,000	5,797,469
U.S. Treasury Bills	0.10%	01/14/16	8,700,000	8,695,439
U.S. Treasury Bills	0.13%	01/21/16	8,120,000	8,114,982
U.S. Treasury Bills	0.14%	01/28/16	5,410,000	5,406,253
				32,013,193

U.S. Treasury Notes–14.14%(c)

U.S. Treasury Notes	0.10%	01/31/16	6,410,000	6,410,097
U.S. Treasury Notes (d)	0.12%	04/30/16	19,075,000	19,078,848
U.S. Treasury Notes	0.12%	07/31/16	2,910,000	2,910,681
				28,399,626
Total U.S. Treasury Securities (Cost $60,410,381)				60,412,819

			Shares

Money Market Funds–68.64%

Liquid Assets Portfolio –Institutional Class, 0.11% (e)			49,880,308	49,880,308
Premier Portfolio –Institutional Class, 0.07% (e)			49,880,308	49,880,308
STIC (Global Series) PLC – U.S. Dollar Liquidity Portfolio (Ireland) –Institutional Class, 0.08% (e)			38,068,983	38,068,983
Total Money Market Funds (Cost $137,829,599)				137,829,599
TOTAL INVESTMENTS–98.72% (Cost $198,239,980)				198,242,418
OTHER ASSETS LESS LIABILITIES–1.28%				2,564,823
NET ASSETS–100.00%				$200,807,241

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Markets Strategy Fund

Open Futures Contracts

Futures Contracts	Type of Contract		Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Brent Crude	Short		126	January-2016	$(6,919,920)	$1,280,980
Coffee	Short		179	December-2015	(8,625,563)	529,072
Corn	Long		4	December-2015	76,250	(10,079)
Cotton No.2	Long		5	December-2015	160,525	(7,858)
Gas Oil	Short		127	December-2015	(6,419,850)	872,301
Gasoline Reformulated Blendstock Oxygenate Blending	Short		12	September-2015	(893,088)	23,525
Globex Reformulated Blendstock Gasoline Physical	Short		10	September-2015	(744,240)	19,211
Heating Oil	Short		53	January-2016	(3,702,283)	610,089
Natural Gas	Long		15	December-2015	456,300	(8,512)
Silver	Long		4	September-2015	294,900	(22,802)
Soybean	Long		28	November-2015	1,316,350	(127,416)
Soybean Oil	Short		41	September-2015	(740,460)	84,979
Wheat	Long		89	December-2015	2,246,138	(415,706)
WTI Crude	Short		141	October-2015	(6,701,730)	1,684,537
Subtotal–Commodity Risk						4,512,321
Australia 10 Year Bonds	Long		11	September-2015	1,027,441	29,258
Canada 10 Year Bonds	Long		140	September-2015	15,312,032	343,241
Euro Bonds	Short		1	September-2015	(169,562)	(3,401)
Japanese 10 Year Bonds	Short		2	September-2015	(2,381,183)	(19,524)
Long Gilt	Long		88	September-2015	16,119,460	34,626
U.S. Treasury 20 Year Bonds	Long		170	September-2015	26,509,375	415,299
Subtotal–Interest Rate Risk						799,499
Dow Jones EURO STOXX 50 Index	Long		492	September-2015	19,440,512	601,849
E-Mini S&P 500 Index	Long		170	September-2015	17,836,400	98,626
FTSE 100 Index	Long		117	September-2015	12,157,337	(19,489)
Hang Seng Index	Long		110	August-2015	17,400,160	7,002
Russell 2000 Index Mini	Long		200	September-2015	24,704,000	(494,775)
Tokyo Stock Price Index	Long		121	September-2015	16,207,536	69,270
Subtotal–Equity Risk						262,483
Total Futures Contracts						$5,574,303
Open Over-The-Counter Total Return Swap Agreements
Swap Agreements	Type of Contract	Counterparty	Number of Contracts	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Pay a floating rate equal to the Barclays Commodity Strategy 1452 Excess Return Index (Copper) and pay the product of (i) 0.33% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Short	Barclays Bank PLC	2,300	October-2015	$(1,039,082)	$56,616
Receiving a return equal to the Barclays Capital Soymeal S2 Nearby Excess Return Index and pay the product of (i) 0.30% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Barclays Bank PLC	1,310	January-2016	1,522,200	(114,718)
Pay a floating rate equal to the Barclays Commodity Strategy 1606 Excess Return Index (Sugar) and pay the product of (i) 0.41% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Short	Barclays Bank PLC	19,150	June-2016	(4,734,079)	464,799
Pay a floating rate equal to the S&P GSCI Sugar Excess Return A141 Strategy and pay the product of (i) 0.37% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Short	Goldman Sachs International	15,750	March-2016	(3,141,991)	310,547
Receiving a return equal to the S&P GSCI Corn Excess Return AB44 Strategy and pay the product of (i) 0.45% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Goldman Sachs International	7,000	August-2016	265,483	0

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Markets Strategy Fund

Swap Agreements (continued)	Type of Contract	Counterparty	Number of Contracts	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Receiving a return equal to the S&P GSCI Cotton Excess Return AB31 Strategy and pay the product of (i) 0.20% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Goldman Sachs International	16,700	August-2016	$628,636	$0
Receiving a return equal to the S&P GSCI Gold Index Excess Return and pay the product of (i) 0.09% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	JPMorgan Chase Bank, N.A.	10,900	October-2015	995,540	2,278
Pay a floating rate equal to the S&P GSCI Aluminum Dynamic Roll Excess Return Index and pay the product of (i) 0.38% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Short	Morgan Stanley Capital Services LLC	62,600	October-2015	(6,152,141)	340,558
Total Swap Agreements - Commodity Risk						$1,060,080

Notes to Consolidated Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2015.

(d)	All or a portion of the value was designated as collateral for swap agreements. See Note 1H and Note 3.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Markets Strategy Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings

July 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

Invesco Global Markets Strategy Fund (the “Fund”) will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund V Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives. The Fund may invest up to 25% of its total assets in the Subsidiary.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Invesco Global Markets Strategy Fund

A.	Security Valuations – (continued)

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Structured Securities – The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

Invesco Global Markets Strategy Fund

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

G.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.

Invesco Global Markets Strategy Fund

H.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

I.	Other Risks – The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange traded funds and commodity-linked derivatives. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange traded notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

J.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
K.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Invesco Global Markets Strategy Fund

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Money Market Funds	$ 137,829,599	$ —	$ —	$ 137,829,599
U.S. Treasury Securities	—	60,412,819	—	60,412,819
	137,829,599	60,412,819	—	198,242,418
Futures Contracts*	5,574,303	—	—	5,574,303
Swap Agreements*	—	1,060,080	—	1,060,080
Total Investments	$ 143,403,902	$ 61,472,899	$ —	$ 204,876,801
*	Unrealized appreciation.

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of July 31, 2015:

Risk Exposure/ Derivative Type	Value
	Assets	Liabilities
Commodty risk:
Futures contracts	$5,104,694	$(592,373)
Swap agreements	1,174,798	(114,718)
Interest rate risk:
Futures contracts	822,424	(22,925)
Equity risk:
Futures contracts	776,747	(514,264)
Total	$7,878,663	$(1,244,280)

Invesco Global Markets Strategy Fund

Effect of Derivative Investments for the nine months ended July 31, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations
	Futures Contracts	Swap Agreements
Realized Gain (Loss):
Commodity risk	$(2,650,184)	$(3,126,403)
Interest rate risk	4,933,950	707,882
Equity risk	1,896,402	—
Change in Net Unrealized Appreciation (Depreciation):
Commodity risk	3,520,460	1,488,417
Interest rate risk	(1,174,863)	(261,154)
Equity risk	555,198	—
Total	$7,080,963	$(1,191,258)

The table below summarizes the average notional value of futures contracts and swap agreements outstanding during the period.

	Futures Contracts	Swap Agreements
Average notional value	$216,363,650	$22,459,899

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2015 was $0 and $0, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 3,652
Aggregate unrealized (depreciation) of investment securities	(1,214)
Net unrealized appreciation of investment securities	$ 2,438
Cost of investments is the same for tax and financial reporting purposes.

Invesco Global Markets Strategy Fund

Invesco Global Targeted Returns Fund
Quarterly Schedule of Portfolio Holdings July 31, 2015

invesco.com/us	GTR-QTR-1 07/15	Invesco Advisers, Inc.

Consolidated Schedule of Investments

July 31, 2015

(Unaudited)

Investments in Affiliated Issuers–83.44%(a)

	% of Net Assets 07/31/15	Value 10/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain		Dividend Income	Shares 07/31/15	Value 07/31/15
Domestic Equity Funds–6.08%
Invesco Comstock Fund-Class R6	—	$4,320,674	$1,266,276	$(5,666,495)	$(219,851)	$299,396		$36,276	—	$—
Invesco Diversified Dividend Fund-Class R6	6.08%	2,641,686	4,337,180	(67,780)	236,574	51,383		108,680	373,993	7,147,009
Total Domestic Equity Funds		6,962,360	5,603,456	(5,734,275)	16,723	350,779		144,956		7,147,009
Fixed-Income Funds–12.01%
Invesco High Yield Fund-Class R6	12.01%	5,038,366	9,479,199	—	(412,200)	—		359,185	3,334,601	14,105,365
Foreign Equity Funds–28.84%
Invesco Asia Pacific Growth Fund-Class Y	8.83%	5,329,933	5,824,347	(230,847)	(517,062)	123,419		230,847	331,351	10,377,899
Invesco European Growth Fund-Class Y	10.14%	4,319,208	7,547,847	(270,346)	369,111	126,894		270,347	312,435	11,913,160
Invesco International Growth Fund-Class R6	9.87%	4,393,322	7,383,089	—	(187,944)	139,665		212,256	342,753	11,588,467
Total Foreign Equity Funds		14,042,463	20,755,283	(501,193)	(335,895)	389,978		713,450		33,879,526
Money Market Funds–36.51%
Liquid Assets Portfolio-Institutional Class, 0.11% (b)	15.91%	1,983,391	44,654,304	(27,951,174)	—	—		5,065	18,686,521	18,686,521
Premier Portfolio-Institutional Class, 0.07% (b)	15.91%	1,983,392	44,654,303	(27,951,174)	—	—		2,784	18,686,521	18,686,521
STIC (Global Series) PLC-U.S. Dollar Liquidity Portfolio (Ireland)-Institutional Class, 0.08% (b)	4.69%	—	6,357,870	(845,904)	—	—		1,870	5,511,966	5,511,966
Total Money Market Funds		3,966,783	95,666,477	(56,748,252)	—	—		9,719		42,885,008
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $98,126,574)	83.44%	$30,009,972	$131,504,415	$(62,983,720)	$(731,372)	$740,757	(c)	$1,227,310		$98,016,908

		Principal Amount
Sovereign Debt–4.98%(d)

Hungary Government Bond (Hungary), Series 23, Class A, Unsec. Bonds, 6.00%, 11/24/23	HUF	88,330,000	370,836
Hungary Government Bond (Hungary), Series 25, Class B, Unsec. Bonds, 5.50%, 06/24/25	HUF	198,410,000	814,295
Mexico Government Bond (Mexico), Series M 20, Sr. Unsec. Bonds, 10.00%, 12/05/24	MXN	14,848,700	1,183,451
Poland Government Bond (Poland), Series 0725, Unsec. Bonds, 3.25%, 07/25/25	PLN	4,148,000	1,131,353
Poland Government Bond (Poland), Series 1023, Unsec. Bonds, 4.00%, 10/25/23	PLN	4,124,000	1,187,509
South Africa Government Bond (South Africa), Series R186, Unsec. Bonds, 10.50%, 12/21/26	ZAR	12,703,000	1,169,391
Total Sovereign Debt (Cost $6,296,456)			5,856,835
OPTIONS PURCHASED–4.56% (Cost $6,752,917)			5,353,524
TOTAL INVESTMENTS–92.98% (Cost $111,175,947)			109,227,267
OTHER ASSETS LESS LIABILITIES–7.02%			8,243,543
NET ASSETS–100.00%			$117,470,810

Abbreviations:

HUF – Hungarian Forint	MXN – Mexican Peso	Unsec. – Unsecured
PLN – Polish Zloty	Sr. – Senior	ZAR – South African Rand

Notes to Consolidated Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(c)

Includes $52,034, $151,891, $179,554 and $139,665 of capital gains distributions from Invesco Diversified Dividend Fund, Invesco Asia Pacific Growth Fund, Invesco European Growth Fund and Invesco International Growth Fund, respectively.

(d)	Foreign denominated security. Principal amount is denominated in the currency indicated.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Broker/Counterparty	Expiration Date	Number of Contracts	Strike Price		Notional Value(e)		Value
FTSE MIB Index	Put	Bank of America Merrill Lynch	12/18/15	8	EUR	20,500	EUR	410,000	$8,698
FTSE MIB Index	Put	Goldman Sachs International	12/18/15	288	EUR	21,000	EUR	15,120,000	383,491
Nikkei 225 Index	Put	Bank of America Merrill Lynch	12/09/16	6	JPY	16,250	JPY	97,500,000	21,544
Nikkei 225 Index	Put	Bank of America Merrill Lynch	12/09/16	4	JPY	16,750	JPY	67,000,000	17,429
Nikkei 225 Index	Put	Bank of America Merrill Lynch	12/09/16	4	JPY	17,000	JPY	68,000,000	19,043
Nikkei 225 Index	Put	Bank of America Merrill Lynch	12/09/16	6	JPY	17,500	JPY	105,000,000	34,132
Nikkei 225 Index	Put	Bank of America Merrill Lynch	12/09/16	4	JPY	17,750	JPY	71,000,000	24,853
Nikkei 225 Index	Put	Goldman Sachs International	12/09/16	54	JPY	17,000	JPY	918,000,000	257,081
Nikkei 225 Index	Put	UBS	12/09/16	6	JPY	17,750	JPY	106,500,000	37,279

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

Open Exchange-Traded Index Options Purchased – (continued)
Description	Type of Contract	Broker/Counterparty	Expiration Date	Number of Contracts	Strike Price		Notional Value(e)		Value
SX5E Index	Put	Bank of America Merrill Lynch	09/18/15	452	EUR	3,400	EUR	15,368,000	$179,692
SX5E Index	Put	Bank of America Merrill Lynch	12/18/15	684	EUR	3,350	EUR	22,914,000	637,742
SX5E Index	Put	UBS	12/18/15	28	EUR	3,250	EUR	910,000	19,065
SX7E Index	Put	Bank of America Merrill Lynch	12/18/15	46	EUR	110	EUR	253,000	1,263
SX7E Index	Put	Bank of America Merrill Lynch	12/18/15	180	EUR	120	EUR	1,080,000	9,390
SX7E Index	Put	Bank of America Merrill Lynch	12/18/15	148	EUR	135	EUR	999,000	21,536
SX7E Index	Put	Bank of America Merrill Lynch	12/18/15	505	EUR	140	EUR	3,535,000	101,213
SX7E Index	Put	Bank of America Merrill Lynch	12/16/16	48	EUR	130	EUR	312,000	21,613
SX7E Index	Put	Bank of America Merrill Lynch	12/16/16	359	EUR	140	EUR	2,513,000	229,653
SX7E Index	Put	Citigroup Global Markets Inc.	12/16/16	82	EUR	140	EUR	574,000	52,456
SX7E Index	Put	Deutsche Bank Securities Inc.	12/18/15	42	EUR	130	EUR	273,000	4,382
SX7E Index	Put	Goldman Sachs International	12/18/15	24	EUR	140	EUR	168,000	4,810
SX7E Index	Put	Goldman Sachs International	12/16/16	90	EUR	140	EUR	630,000	57,573
SX7E Index	Put	Morgan Stanley Capital Services LLC	12/18/15	7	EUR	130	EUR	45,500	730
SX7E Index	Put	UBS	12/18/15	70	EUR	130	EUR	455,000	7,303
SX7E Index	Put	UBS	12/18/15	105	EUR	140	EUR	735,000	21,044
SX7E Index	Put	UBS	12/16/16	166	EUR	140	EUR	1,162,000	106,190
UKX Index	Put	Bank of America Merrill Lynch	12/18/15	15	GBP	6,400	GBP	960,000	32,794
UKX Index	Put	Bank of America Merrill Lynch	12/18/15	5	GBP	6,450	GBP	322,500	12,063
UKX Index	Put	Bank of America Merrill Lynch	12/18/15	14	GBP	6,500	GBP	910,000	37,275
UKX Index	Put	Bank of America Merrill Lynch	12/18/15	2	GBP	6,600	GBP	132,000	6,465
UKX Index	Put	Bank of America Merrill Lynch	12/18/15	42	GBP	6,750	GBP	2,835,000	180,693
UKX Index	Put	Bank of America Merrill Lynch	12/18/15	19	GBP	6,900	GBP	1,311,000	107,555
UKX Index	Put	Morgan Stanley Capital Services LLC	12/18/15	20	GBP	6,900	GBP	1,380,000	113,216
UKX Index	Put	UBS	12/18/15	7	GBP	6,600	GBP	462,000	22,628
Total Index Options Purchased - Equity Risk				3,540					$2,791,894

Abbreviations:

EUR – Euro
GBP – British Pound Sterling
JPY – Japanese Yen

(e)	Notional Value is calculated by multiplying the Number of Contracts by the Strike Price by the multiplier.

Open Over-The-Counter Foreign Currency Options Purchased
Description	Type of Contract	Counterparty	Expiration Date	Strike Price		Notional Value		Value
EUR versus USD	Call	Barclays Bank PLC	10/19/15	USD	1.216	EUR	3,888,500	$1,775
EUR versus USD	Call	Barclays Bank PLC	10/19/15	USD	1.232	EUR	477,259	124
EUR versus USD	Call	Deutsche Bank Securities Inc.	10/19/15	USD	1.222	EUR	3,888,500	1,434
EUR versus USD	Call	Goldman Sachs International	10/19/15	USD	1.216	EUR	200,000	89
USD versus CAD	Call	Barclays Bank PLC	07/15/20	CAD	1.245	USD	4,309,000	411,377
USD versus CAD	Call	Deutsche Bank Securities Inc.	07/15/20	CAD	1.245	USD	4,309,000	411,379
Subtotal – Over-The-Counter Foreign Currency Call Options Purchased								$826,178
EUR versus USD	Put	Barclays Bank PLC	01/13/20	USD	1.270	EUR	338,440	47,629
EUR versus USD	Put	Barclays Bank PLC	01/27/20	USD	1.222	EUR	640,440	72,118
EUR versus USD	Put	Barclays Bank PLC	03/12/20	USD	1.170	EUR	132,118	11,421
EUR versus USD	Put	Barclays Bank PLC	04/03/20	USD	1.172	EUR	431,984	37,687
EUR versus USD	Put	Barclays Bank PLC	04/22/20	USD	1.172	EUR	351,372	30,655
EUR versus USD	Put	Barclays Bank PLC	05/12/20	USD	1.225	EUR	119,640	13,533
EUR versus USD	Put	Barclays Bank PLC	06/03/20	USD	1.218	EUR	509,824	55,687
EUR versus USD	Put	Barclays Bank PLC	06/26/20	USD	1.220	EUR	578,405	63,648
EUR versus USD	Put	Barclays Bank PLC	07/10/20	USD	1.213	EUR	477,259	50,753
EUR versus USD	Put	Barclays Bank PLC	07/16/20	USD	1.188	EUR	437,856	41,234
EUR versus USD	Put	Deutsche Bank Securities Inc.	07/01/20	USD	1.210	EUR	358,640	37,628

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

Open Over-The-Counter Foreign Currency Options Purchased – (continued)
Description	Type of Contract	Counterparty	Expiration Date	Strike Price		Notional Value		Value
EUR versus USD	Put	Goldman Sachs International	12/12/19	USD	1.350	EUR	2,792,791	$546,849
EUR versus USD	Put	Goldman Sachs International	01/21/20	USD	1.253	EUR	310,284	40,426
EUR versus USD	Put	Goldman Sachs International	02/06/20	USD	1.234	EUR	238,027	28,347
EUR versus USD	Put	Goldman Sachs International	04/15/20	USD	1.159	EUR	618,354	50,401
EUR versus USD	Put	Goldman Sachs International	07/29/20	USD	1.204	EUR	200,000	20,350
GBP versus NOK	Put	Barclays Bank PLC	06/14/16	NOK	11.504	GBP	385,823	4,757
GBP versus NOK	Put	Barclays Bank PLC	06/14/16	NOK	11.560	GBP	321,453	4,306
GBP versus NOK	Put	Barclays Bank PLC	06/14/16	NOK	11.813	GBP	188,495	3,638
GBP versus NOK	Put	Barclays Bank PLC	06/14/16	NOK	11.858	GBP	150,000	3,081
GBP versus NOK	Put	Deutsche Bank Securities Inc.	06/14/16	NOK	11.510	GBP	238,538	2,967
GBP versus NOK	Put	Goldman Sachs International	06/14/16	NOK	11.205	GBP	4,400,000	34,473
USD versus JPY	Put	Barclays Bank PLC	02/25/16	JPY	119.10	USD	700,000	8,395
USD versus JPY	Put	Barclays Bank PLC	02/25/16	JPY	123.45	USD	700,000	18,154
USD versus JPY	Put	Barclays Bank PLC	02/25/16	JPY	123.72	USD	3,795,000	102,769
USD versus JPY	Put	Barclays Bank PLC	02/25/16	JPY	122.10	USD	500,000	10,353
USD versus JPY	Put	Barclays Bank PLC	02/25/16	JPY	123.30	USD	100,000	2,531
USD versus JPY	Put	Citigroup Global Markets Inc.	02/25/16	JPY	118.85	USD	470,000	5,374
USD versus JPY	Put	Citigroup Global Markets Inc.	02/25/16	JPY	119.41	USD	475,000	6,042
USD versus JPY	Put	Deutsche Bank Securities Inc.	02/25/16	JPY	118.00	USD	5,800,000	56,266
USD versus JPY	Put	Deutsche Bank Securities Inc.	02/25/16	JPY	118.80	USD	825,000	9,343
USD versus JPY	Put	Deutsche Bank Securities Inc.	02/25/16	JPY	123.30	USD	810,000	20,503
USD versus JPY	Put	Deutsche Bank Securities Inc.	02/25/16	JPY	123.05	USD	900,000	21,868
USD versus JPY	Put	Goldman Sachs International	02/25/16	JPY	120.10	USD	175,000	2,533
Subtotal – Over-The-Counter Foreign Currency Put Options Purchased								$1,465,719
Total Over-The-Counter Foreign Currency Options Purchased – Currency Risk								$2,291,897

Abbreviations:

EUR – Euro	NOK – Norwegian Krone
GBP – British Pound Sterling	USD – U.S. Dollar
JPY – Japanese Yen

Open Over-The-Counter Swaptions Purchased
Description	Type of Contract	Counterparty	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Value	Value
5 Year Interest Rate Swap	Put	Deutsche Bank Securities Inc.	3.06%	Pay	3 Month USD LIBOR	02/21/17	$8,526,000	$204,723
5 Year Interest Rate Swap	Put	Deutsche Bank Securities Inc.	3.31	Pay	3 Month USD LIBOR	05/12/17	950,000	19,317
5 Year Interest Rate Swap	Put	Deutsche Bank Securities Inc.	3.49	Pay	3 Month USD LIBOR	06/26/17	810,000	14,325
5 Year Interest Rate Swap	Put	Deutsche Bank Securities Inc.	3.42	Pay	3 Month USD LIBOR	07/03/17	150,000	2,929
5 Year Interest Rate Swap	Put	Morgan Stanley Capital Services LLC	3.41	Pay	3 Month USD LIBOR	07/10/17	660,000	13,222
5 Year Interest Rate Swap	Put	Morgan Stanley Capital Services LLC	3.24	Pay	3 Month USD LIBOR	07/31/17	600,000	15,217
Total Swaptions Purchased - Interest Rate Risk								$269,733
Total Options Purchased (Cost $6,752,917)								$5,353,524

Abbreviations:

LIBOR – London Interbank Offered Rate
USD – U.S. Dollar

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

Open Over-The-Counter Index Options Written
Description	Type of Contract	Counterparty	Expiration Date	Number of Contracts	Strike Price		Premiums Received	Notional Value(e)		Value	Unrealized Appreciation (Depreciation)
DAX Index	Put	Bank of America Merrill Lynch	08/21/15	13	EUR	10,700	$15,373	EUR	695,500	$2,663	$12,710
DAX Index	Put	Bank of America Merrill Lynch	08/21/15	12	EUR	10,800	15,764	EUR	648,000	3,249	12,515
DAX Index	Put	Bank of America Merrill Lynch	08/21/15	12	EUR	10,900	17,488	EUR	654,000	4,296	13,192
DAX Index	Put	Bank of America Merrill Lynch	10/16/15	3	EUR	10,950	2,871	EUR	164,250	3,993	(1,122)
DAX Index	Put	Bank of America Merrill Lynch	08/21/15	1	EUR	11,000	1,823	EUR	55,000	472	1,351
DAX Index	Put	Goldman Sachs International	10/16/15	19	EUR	11,000	20,654	EUR	1,045,000	27,011	(6,357)
DAX Index	Put	Goldman Sachs International	10/16/15	19	EUR	11,100	23,223	EUR	1,054,500	30,752	(7,529)
DAX Index	Put	Goldman Sachs International	10/16/15	19	EUR	11,200	26,075	EUR	1,064,000	34,907	(8,832)
DAX Index	Put	UBS	10/16/15	3	EUR	10,400	3,845	EUR	156,000	1,873	1,972
Subtotal - Over-The-Counter Index Put Options Written				101			$127,116			$109,216	$17,900
Open Exchange-Traded Index Options Written(f)
DAX Index	Put	Bank of America Merrill Lynch	08/21/15	4	EUR	10,400	$4,399	EUR	208,000	$389	$4,010
DAX Index	Put	Bank of America Merrill Lynch	08/21/15	20	EUR	10,650	4,603	EUR	1,065,000	3,778	825
DAX Index	Put	Bank of America Merrill Lynch	08/21/15	4	EUR	10,700	4,750	EUR	214,000	861	3,889
DAX Index	Put	Bank of America Merrill Lynch	08/21/15	4	EUR	10,900	4,840	EUR	218,000	1,487	3,353
DAX Index	Put	Bank of America Merrill Lynch	08/21/15	3	EUR	10,950	1,056	EUR	164,250	1,278	(222)
DAX Index	Put	Bank of America Merrill Lynch	09/18/15	4	EUR	10,400	5,769	EUR	208,000	1,439	4,330
DAX Index	Put	Bank of America Merrill Lynch	09/18/15	14	EUR	10,500	20,300	EUR	735,000	6,027	14,273
DAX Index	Put	Bank of America Merrill Lynch	09/18/15	14	EUR	10,600	22,603	EUR	742,000	7,211	15,392
DAX Index	Put	Bank of America Merrill Lynch	09/18/15	20	EUR	10,650	12,856	EUR	1,065,000	11,256	1,600
DAX Index	Put	Bank of America Merrill Lynch	09/18/15	14	EUR	10,700	24,667	EUR	749,000	8,610	16,057
DAX Index	Put	Bank of America Merrill Lynch	09/18/15	4	EUR	10,900	6,292	EUR	218,000	3,472	2,820
DAX Index	Put	Bank of America Merrill Lynch	09/18/15	3	EUR	10,950	2,107	EUR	164,250	2,835	(728)
DAX Index	Put	Bank of America Merrill Lynch	10/16/15	20	EUR	10,650	19,802	EUR	1,065,000	18,032	1,770
DAX Index	Put	UBS	08/21/15	3	EUR	10,400	1,975	EUR	156,000	292	1,683
DAX Index	Put	UBS	09/18/15	3	EUR	10,400	3,112	EUR	156,000	1,079	2,033
FTSE MIB Index	Put	Bank of America Merrill Lynch	12/18/15	4	EUR	23,000	13,715	EUR	230,000	12,157	1,558
FTSE MIB Index	Put	Goldman Sachs International	12/18/15	144	EUR	23,000	564,074	EUR	8,280,000	437,655	126,419
Nikkei 225 Index	Put	Bank of America Merrill Lynch	08/14/15	1	JPY	18,750	3,329	JPY	18,750,000	72	3,257
Nikkei 225 Index	Put	Bank of America Merrill Lynch	08/14/15	1	JPY	19,500	2,366	JPY	19,500,000	258	2,108
Nikkei 225 Index	Put	Bank of America Merrill Lynch	09/11/15	1	JPY	19,250	1,363	JPY	19,250,000	928	435
Nikkei 225 Index	Put	Bank of America Merrill Lynch	09/11/15	1	JPY	19,500	3,211	JPY	19,500,000	1,210	2,001
Nikkei 225 Index	Put	Bank of America Merrill Lynch	10/09/15	4	JPY	18,500	13,289	JPY	74,000,000	4,196	9,093
Nikkei 225 Index	Put	Bank of America Merrill Lynch	10/09/15	4	JPY	18,750	15,598	JPY	75,000,000	5,003	10,595
Nikkei 225 Index	Put	Bank of America Merrill Lynch	10/09/15	4	JPY	19,000	17,570	JPY	76,000,000	5,971	11,599
Nikkei 225 Index	Put	Bank of America Merrill Lynch	10/09/15	1	JPY	19,250	2,331	JPY	19,250,000	1,775	556
Nikkei 225 Index	Put	Bank of America Merrill Lynch	11/13/15	1	JPY	19,250	3,380	JPY	19,250,000	2,784	596
Nikkei 225 Index	Put	Bank of America Merrill Lynch	12/09/16	3	JPY	18,750	47,870	JPY	56,250,000	26,386	21,484
Nikkei 225 Index	Put	Bank of America Merrill Lynch	12/09/16	2	JPY	19,250	31,489	JPY	38,500,000	20,818	10,671
Nikkei 225 Index	Put	Bank of America Merrill Lynch	12/09/16	2	JPY	19,500	31,874	JPY	39,000,000	22,593	9,281
Nikkei 225 Index	Put	Bank of America Merrill Lynch	12/09/16	5	JPY	20,250	79,426	JPY	101,250,000	71,008	8,418
Nikkei 225 Index	Put	Goldman Sachs International	08/14/15	1	JPY	18,750	1,824	JPY	18,750,000	73	1,751
Nikkei 225 Index	Put	Goldman Sachs International	09/11/15	1	JPY	18,750	2,841	JPY	18,750,000	565	2,276
Nikkei 225 Index	Put	Goldman Sachs International	09/11/15	6	JPY	19,000	11,985	JPY	114,000,000	4,357	7,628
Nikkei 225 Index	Put	Goldman Sachs International	09/11/15	6	JPY	19,250	14,538	JPY	115,500,000	5,568	8,970
Nikkei 225 Index	Put	Goldman Sachs International	09/11/15	6	JPY	19,500	17,577	JPY	117,000,000	7,262	10,315
Nikkei 225 Index	Put	Goldman Sachs International	10/09/15	4	JPY	18,500	12,570	JPY	74,000,000	4,196	8,374
Nikkei 225 Index	Put	Goldman Sachs International	10/09/15	5	JPY	18,750	18,495	JPY	93,750,000	6,253	12,242
Nikkei 225 Index	Put	Goldman Sachs International	10/09/15	4	JPY	19,000	17,325	JPY	76,000,000	5,971	11,354
Nikkei 225 Index	Put	Goldman Sachs International	12/09/16	27	JPY	19,500	395,223	JPY	526,500,000	305,011	90,212
Nikkei 225 Index	Put	UBS	08/14/15	6	JPY	18,000	15,833	JPY	108,000,000	145	15,688
Nikkei 225 Index	Put	UBS	08/14/15	5	JPY	18,250	15,550	JPY	91,250,000	161	15,389
Nikkei 225 Index	Put	UBS	08/14/15	5	JPY	18,500	18,594	JPY	92,500,000	242	18,352
Nikkei 225 Index	Put	UBS	08/14/15	2	JPY	19,750	2,730	JPY	39,500,000	807	1,923
Nikkei 225 Index	Put	UBS	09/11/15	2	JPY	19,750	4,346	JPY	39,500,000	3,066	1,280
Nikkei 225 Index	Put	UBS	12/09/16	3	JPY	20,500	45,049	JPY	61,500,000	45,752	(703)
SX5E Index	Put	Bank of America Merrill Lynch	09/18/15	18	EUR	3,400	28,411	EUR	612,000	7,156	21,255

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

Open Exchange-Traded Index Options Written(f) – (continued)
Description	Type of Contract	Counterparty	Expiration Date	Number of Contracts	Strike Price		Premiums Received	Notional Value(e)		Value	Unrealized Appreciation (Depreciation)
SX5E Index	Put	Bank of America Merrill Lynch	12/18/15	342	EUR	3,625	808,240	EUR	12,397,500	$700,089	$108,151
SX5E Index	Put	UBS	09/18/15	434	EUR	3,400	397,553	EUR	14,756,000	172,536	225,017
SX5E Index	Put	UBS	12/18/15	14	EUR	3,500	22,396	EUR	490,000	13,053	9,343
Subtotal - Exchange-Traded Index Put Options Written				1,203			$2,821,096			$1,963,123	$857,973
Total Index Options Written - Equity Risk				1,304			$2,948,212			$2,072,339	$875,873

Currency Abbreviations:

EUR - Euro	JPY – Japanese Yen

(e)	Notional Value is calculated by multiplying the Number of Contracts by the Strike Price by the multiplier.
(f)	Index options written collateralized by $4,189,967 cash held with Bank of America Merrill Lynch.

Open Over-The-Counter Foreign Currency Options Written
Description	Type of Contract	Counterparty	Expiration Date	Strike Price		Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
CAD versus USD	Call	Barclays Bank PLC	08/07/15	CAD	1.233	$2,244	USD	202,500	$11,872	$(9,628)
CAD versus USD	Call	Barclays Bank PLC	09/08/15	CAD	1.233	2,901	USD	202,500	11,882	(8,981)
CAD versus USD	Call	Barclays Bank PLC	10/08/15	CAD	1.274	50,277	USD	2,693,000	88,411	(38,134)
CAD versus USD	Call	Deutsche Bank Securities Inc.	08/07/15	CAD	1.213	37,524	USD	2,067,500	152,003	(114,479)
CAD versus USD	Call	Goldman Sachs International	08/07/15	CAD	1.202	1,957	USD	118,750	9,773	(7,816)
CAD versus USD	Call	Goldman Sachs International	08/07/15	CAD	1.248	2,790	USD	175,000	8,256	(5,466)
CAD versus USD	Call	Goldman Sachs International	08/07/15	CAD	1.257	768	USD	75,000	3,024	(2,256)
CAD versus USD	Call	Goldman Sachs International	08/07/15	CAD	1.270	1,613	USD	165,000	4,964	(3,351)
CAD versus USD	Call	Goldman Sachs International	09/08/15	CAD	1.248	3,290	USD	175,000	8,326	(5,036)
CAD versus USD	Call	Goldman Sachs International	09/08/15	CAD	1.243	40,194	USD	2,238,000	114,679	(74,485)
CAD versus USD	Call	Goldman Sachs International	09/08/15	CAD	1.257	1,033	USD	75,000	3,083	(2,050)
CAD versus USD	Call	Goldman Sachs International	09/08/15	CAD	1.271	2,244	USD	165,000	5,260	(3,016)
CAD versus USD	Call	Goldman Sachs International	10/08/15	CAD	1.258	1,283	USD	75,000	3,218	(1,935)
CAD versus USD	Call	Goldman Sachs International	10/08/15	CAD	1.271	2,815	USD	165,000	5,696	(2,881)
NOK versus GBP	Call	Barclays Bank PLC	06/14/16	NOK	13.236	12,651	GBP	385,823	16,781	(4,130)
NOK versus GBP	Call	Barclays Bank PLC	06/14/16	NOK	13.300	9,619	GBP	321,453	13,206	(3,587)
NOK versus GBP	Call	Barclays Bank PLC	06/14/16	NOK	13.590	5,678	GBP	188,495	5,979	(301)
NOK versus GBP	Call	Barclays Bank PLC	06/14/16	NOK	13.643	4,059	GBP	150,000	4,541	(482)
NOK versus GBP	Call	Deutsche Bank Securities Inc.	06/14/16	NOK	13.240	7,862	GBP	238,538	10,338	(2,476)
NOK versus GBP	Call	Goldman Sachs International	06/14/16	NOK	12.895	159,960	GBP	4,400,000	258,542	(98,582)
USD versus EUR	Call	Barclays Bank PLC	01/13/20	USD	1.270	33,953	EUR	338,440	19,105	14,848
USD versus EUR	Call	Barclays Bank PLC	01/27/20	USD	1.222	66,630	EUR	640,440	47,420	19,210
USD versus EUR	Call	Barclays Bank PLC	03/12/20	USD	1.170	13,404	EUR	132,118	13,100	304
USD versus EUR	Call	Barclays Bank PLC	04/03/20	USD	1.172	44,779	EUR	431,984	43,191	1,588
USD versus EUR	Call	Barclays Bank PLC	04/22/20	USD	1.172	36,888	EUR	351,372	35,131	1,757
USD versus EUR	Call	Barclays Bank PLC	05/12/20	USD	1.225	12,182	EUR	119,640	9,413	2,769
USD versus EUR	Call	Barclays Bank PLC	06/03/20	USD	1.218	52,930	EUR	509,824	42,154	10,776
USD versus EUR	Call	Barclays Bank PLC	06/26/20	USD	1.220	57,422	EUR	578,405	48,080	9,342
USD versus EUR	Call	Barclays Bank PLC	07/10/20	USD	1.213	48,840	EUR	477,259	41,412	7,428
USD versus EUR	Call	Barclays Bank PLC	07/16/20	USD	1.188	42,458	EUR	437,856	42,911	(453)
USD versus EUR	Call	Deutsche Bank Securities Inc.	07/01/20	USD	1.210	36,515	EUR	358,640	31,395	5,120
USD versus EUR	Call	Goldman Sachs International	12/12/19	USD	1.350	283,731	EUR	2,792,791	96,368	187,363
USD versus EUR	Call	Goldman Sachs International	01/21/20	USD	1.253	30,213	EUR	310,284	19,366	10,847
USD versus EUR	Call	Goldman Sachs International	02/06/20	USD	1.234	22,003	EUR	238,027	16,665	5,338
USD versus EUR	Call	Goldman Sachs International	04/15/20	USD	1.159	63,718	EUR	618,354	65,865	(2,147)
USD versus EUR	Call	Goldman Sachs International	07/29/20	USD	1.204	19,856	EUR	200,000	18,331	1,525
Subtotal – Over-The Counter Foreign Currency Call Options Written						$1,216,284			$1,329,741	$(113,457)
EUR versus USD	Put	Barclays Bank PLC	08/17/15	USD	1.100	6,919	EUR	623,000	7,178	(259)
EUR versus USD	Put	Barclays Bank PLC	08/17/15	USD	1.110	8,567	EUR	623,000	11,102	(2,535)
EUR versus USD	Put	Barclays Bank PLC	08/17/15	USD	1.120	10,554	EUR	623,000	15,913	(5,359)
EUR versus USD	Put	Barclays Bank PLC	08/17/15	USD	1.096	2,195	EUR	159,320	1,522	673
EUR versus USD	Put	Barclays Bank PLC	08/17/15	USD	1.098	2,102	EUR	180,752	1,918	184

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

Open Over-The-Counter Foreign Currency Options Written – (continued)
Description	Type of Contract	Counterparty	Expiration Date	Strike Price		Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
EUR versus USD	Put	Barclays Bank PLC	08/17/15	USD	1.096	$1,318	EUR	149,144	$1,418	$(100)
EUR versus USD	Put	Barclays Bank PLC	08/17/15	USD	1.069	764	EUR	116,830	207	557
EUR versus USD	Put	Barclays Bank PLC	09/17/15	USD	1.100	11,019	EUR	694,000	11,979	(960)
EUR versus USD	Put	Barclays Bank PLC	09/17/15	USD	1.110	13,191	EUR	694,000	15,969	(2,778)
EUR versus USD	Put	Barclays Bank PLC	09/17/15	USD	1.120	15,749	EUR	694,000	20,658	(4,909)
EUR versus USD	Put	Barclays Bank PLC	09/17/15	USD	1.099	2,851	EUR	180,752	3,008	(157)
EUR versus USD	Put	Barclays Bank PLC	09/17/15	USD	1.097	1,988	EUR	149,144	2,319	(331)
EUR versus USD	Put	Barclays Bank PLC	09/17/15	USD	1.069	1,325	EUR	116,830	694	631
EUR versus USD	Put	Barclays Bank PLC	10/16/15	USD	1.097	2,575	EUR	149,144	3,024	(449)
EUR versus USD	Put	Barclays Bank PLC	10/16/15	USD	1.070	1,803	EUR	116,830	1,159	644
EUR versus USD	Put	Deutsche Bank Securities Inc.	08/17/15	USD	1.088	1,859	EUR	112,075	668	1,191
EUR versus USD	Put	Deutsche Bank Securities Inc.	09/17/15	USD	1.088	2,478	EUR	112,075	1,317	1,161
EUR versus USD	Put	Deutsche Bank Securities Inc.	10/16/15	USD	1.076	13,326	EUR	770,000	9,207	4,119
EUR versus USD	Put	Deutsche Bank Securities Inc.	10/16/15	USD	1.066	10,387	EUR	770,000	6,803	3,584
EUR versus USD	Put	Deutsche Bank Securities Inc.	10/16/15	USD	1.055	8,033	EUR	770,000	4,970	3,063
EUR versus USD	Put	Goldman Sachs International	09/17/15	USD	1.083	548	EUR	70,000	695	(147)
EUR versus USD	Put	Goldman Sachs International	10/16/15	USD	1.084	872	EUR	70,000	1,013	(141)
EUR versus USD	Put	Goldman Sachs International	11/17/15	USD	1.084	1,135	EUR	70,000	1,249	(114)
USD versus CAD	Put	Barclays Bank PLC	07/15/20	CAD	1.245	361,342	USD	4,309,000	310,371	50,971
USD versus CAD	Put	Deutsche Bank Securities Inc.	07/15/20	CAD	1.245	369,792	USD	4,309,000	310,371	59,421
USD versus KRW	Put	Barclays Bank PLC	02/25/16	KRW	1,110	25,312	USD	700,000	5,524	19,788
USD versus KRW	Put	Barclays Bank PLC	02/25/16	KRW	1,111	22,106	USD	700,000	5,648	16,458
USD versus KRW	Put	Barclays Bank PLC	02/25/16	KRW	1,123	37,283	USD	1,181,000	12,995	24,288
USD versus KRW	Put	Barclays Bank PLC	02/25/16	KRW	1,122	15,550	USD	500,000	5,350	10,200
USD versus KRW	Put	Barclays Bank PLC	02/25/16	KRW	1,153	88,888	USD	3,000,000	64,228	24,660
USD versus KRW	Put	Citigroup Global Markets Inc.	02/25/16	KRW	1,085	15,228	USD	470,000	1,718	13,510
USD versus KRW	Put	Citigroup Global Markets Inc.	02/25/16	KRW	1,104	15,865	USD	475,000	3,150	12,715
USD versus KRW	Put	Deutsche Bank Securities Inc.	02/25/16	KRW	1,109	216,050	USD	5,800,000	43,885	172,165
USD versus KRW	Put	Deutsche Bank Securities Inc.	02/25/16	KRW	1,103	28,874	USD	825,000	5,255	23,619
USD versus KRW	Put	Deutsche Bank Securities Inc.	02/25/16	KRW	1,127	25,109	USD	810,000	9,946	15,163
USD versus KRW	Put	Deutsche Bank Securities Inc.	02/25/16	KRW	1,132	21,780	USD	660,000	9,074	12,706
USD versus KRW	Put	Deutsche Bank Securities Inc.	02/25/16	KRW	1,170	145,882	USD	5,242,000	154,649	(8,767)
USD versus KRW	Put	Goldman Sachs International	02/25/16	KRW	1,131	6,629	USD	175,000	2,344	4,285
Subtotal – Over-The Counter Foreign Currency Put Options Written						$1,517,248			$1,068,498	$448,750
Total Foreign Currency Options Written - Currency Risk						$2,733,532			$2,398,239	$335,293

Currency Abbreviations:

CAD – Canadian Dollar	GBP – British Pound Sterling	KRW – South Korean Won
EUR – Euro	NOK – Norwegian Krone	USD – United States Dollar

Open Over-The-Counter Swaptions Written
Description	Type of Contract	Counterparty	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
5 Year Interest Rate Swap	Call	Barclays Bank PLC	1.73%	Receive	6 Month GBP LIBOR	04/18/17	$223,623	GBP	6,300,000	$131,400	$92,223
5 Year Interest Rate Swap	Call	Barclays Bank PLC	2.44	Receive	6 Month GBP LIBOR	06/26/17	112,396	GBP	3,000,000	141,833	(29,437)
5 Year Interest Rate Swap	Call	Barclays Bank PLC	2.39	Receive	6 Month GBP LIBOR	07/03/17	67,477	GBP	1,800,000	81,300	(13,823)
5 Year Interest Rate Swap	Call	Goldman Sachs International	2.21	Receive	6 Month GBP LIBOR	05/12/17	138,594	GBP	3,700,000	137,749	845
5 Year Interest Rate Swap	Call	Morgan Stanley Capital Services LLC	1.82	Receive	6 Month GBP LIBOR	03/27/17	551,774	GBP	16,000,000	367,663	184,111
5 Year Interest Rate Swap	Call	Morgan Stanley Capital Services LLC	1.78	Receive	6 Month GBP LIBOR	04/03/17	88,960	GBP	2,500,000	55,100	33,860

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

Open Over-The-Counter Swaptions Written – (continued)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
5 Year Interest Rate Swap	Call	Morgan Stanley Capital Services LLC	1.84%	Receive	6 Month GBP LIBOR	04/24/17	$143,479	GBP	4,000,000	$96,353	$47,126
5 Year Interest Rate Swap	Call	Morgan Stanley Capital Services LLC	2.24	Receive	6 Month GBP LIBOR	06/05/17	95,664	GBP	2,600,000	100,467	(4,803)
5 Year Interest Rate Swap	Call	Morgan Stanley Capital Services LLC	2.20	Receive	6 Month GBP LIBOR	06/19/17	132,466	GBP	3,500,000	130,122	2,344
5 Year Interest Rate Swap	Call	Barclays Bank PLC	2.00	Receive	3 Month USD LIBOR	08/12/15	762	USD	238,000	16	746
Subtotal – Over-The Counter Call Swaptions Written							$1,555,195			$1,242,003	$313,192
5 Year Interest Rate Swap	Put	Morgan Stanley Capital Services LLC	2.73	Pay	6 Month GBP LIBOR	07/16/20	76,795	GBP	1,500,000	63,385	13,410
5 Year Interest Rate Swap	Put	Royal Bank of Scotland Securities Inc.	2.75	Pay	6 Month GBP LIBOR	07/10/20	87,817	GBP	1,700,000	70,754	17,063
5 Year Interest Rate Swap	Put	Deutsche Bank Securities Inc.	2.91	Pay	3 Month USD LIBOR	02/21/17	140,692	USD	4,263,000	123,767	16,925
5 Year Interest Rate Swap	Put	Deutsche Bank Securities Inc.	3.16	Pay	3 Month USD LIBOR	05/12/17	16,000	USD	475,000	11,628	4,372
5 Year Interest Rate Swap	Put	Deutsche Bank Securities Inc.	3.34	Pay	3 Month USD LIBOR	06/26/17	13,000	USD	405,000	8,612	4,388
5 Year Interest Rate Swap	Put	Morgan Stanley Capital Services LLC	3.26	Pay	3 Month USD LIBOR	07/10/17	9,850	USD	330,000	7,908	1,942
5 Year Interest Rate Swap	Put	Morgan Stanley Capital Services LLC	3.09	Pay	3 Month USD LIBOR	07/31/17	9,720	USD	300,000	9,013	707
Subtotal – Over-The Counter Put Swaptions Written							$353,874			$295,067	$58,807
Total Swaptions Written - Interest Rate Risk							$1,909,069			$1,537,070	$371,999
Total - Options Written							$7,590,813			$6,007,648	$1,583,165

Abbreviations:

GBP – British Pound Sterling
LIBOR – London Interbank Offered Rate
USD – U.S. Dollar

	Options Written Transactions
	Call Options
	Number of Contracts*		Notional Value		Notional Value		Notional Value		Notional Value	Premiums Received
Beginning of period	127	CHF	4,212,000	EUR	3,431,000	GBP	22,441,000	USD	2,130,000	$ 1,638,111
Written	164	CHF	78,000	EUR	16,776,434	GBP	100,524,309	USD	30,861,902	5,329,908
Closed	(291)	CHF	(4,290,000)	EUR	(11,672,000)	GBP	(73,881,000)	USD	(14,465,766)	(4,088,827)
Exercised	—		—		—		—		—	—
Expired	—		—		—		—	USD	(9,695,886)	(107,713)
End of period	—	CHF	—	EUR	8,535,434	GBP	49,084,309	USD	8,830,250	$2,771,479

	Put Options
	Number of Contracts*		Notional Value		Notional Value		Notional Value		Notional Value	Premiums Received
Beginning of period	582	EUR	10,154,250	GBP	—	JPY	—	USD	5,527,000	$ 706,900
Written	2,568	EUR	112,497,991	GBP	3,200,000	JPY	3,771,000,000	USD	53,735,000	8,161,642
Closed	(1,456)	EUR	(43,853,797)		—	JPY	(419,750,000)	USD	(15,836,000)	(3,422,391)
Exercised	—		—		—		—		—	—
Expired	(390)	EUR	(21,355,298)		—	JPY	(1,189,250,000)	USD	(8,497,000)	(626,817)
End of period	1,304	EUR	57,443,146	GBP	3,200,000	JPY	2,162,000,000	USD	34,929,000	$ 4,819,334

*Does not include swaptions written and foreign currency options written.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

Open Futures Contracts(g)
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
CAA Index	Long	403	September-2015	$3,478,636	$161,906
FTSE 100 Index	Long	82	September-2015	8,520,527	62,903
E-Mini Consumer Staples Sector	Long	119	September-2015	5,985,700	251,211
Dow Jones EURO STOXX 50	Short	116	September-2015	(4,583,535)	(143,041)
E-Mini S&P 500 Index	Short	11	September-2015	(1,154,120)	(8,227)
MSCI AC Asia Index	Short	159	September-2015	(5,826,666)	321,207
Nikkei 225	Short	14	September-2015	(1,160,454)	(10,331)
Russell 2000 Index Mini	Short	57	September-2015	(7,040,640)	138,164
SPI 200 Index	Short	23	September-2015	(2,374,932)	(59,523)
STOXX Europe 600 Index	Short	246	September-2015	(5,343,709)	(166,870)
E-Mini Consumer Discretionary Sector	Short	74	September-2015	(5,951,820)	(248,502)
Total - Futures Contracts – Equity Risk					$298,897

(g)	Futures contracts collateralized by $1,990,059 cash held with Bank of America Merrill Lynch, the futures commission merchant.

Open Centrally Cleared Credit Default Swap Agreements(h)(i)
Counterparty/ Clearinghouse	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Implied Credit Spread(g)	Expiration Date		Notional Value	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Suisse First Boston/ICE	Markit iTraxx Europe Index	Sell	1.00%	0.62%	June-2020	EUR	6,897,000	$137,147	$1,136
Credit Suisse First Boston/ICE	Markit iTraxx Europe Index	Sell	1.00%	1.01	June-2025	EUR	33,190,485	353,788	(427,685)
Credit Suisse First Boston/ICE	Markit iTraxx Europe Index	Buy	(1.00)	0.62	June-2020	EUR	33,190,485	(772,138)	128,763
Credit Suisse First Boston/ICE	Markit iTraxx Europe Index	Buy	(1.00)	1.01	June-2025	EUR	6,897,000	(5,824)	17,055
Credit Suisse First Boston/CME	Markit CDX NA HY Index	Buy	(5.00)	3.53	June-2020	USD	4,683,690	(325,214)	30,991
Total - Credit Default Swap Agreements - Credit Risk								$(612,241)	$(249,740)

Abbreviations:

CME - Chicago Mercantile Exchange	ICE - Intercontinental Exchange
EUR - Euro	USD – U.S. Dollar

(h)

Implied credit spreads represent the current level as of July 31, 2015 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit spread markets generally.

Open Centrally Cleared Interest Rate Swap Agreements(i)
Counterparty/ Clearinghouse	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Termination Date	Notional Value		Unrealized Appreciation (Depreciation)
Credit Suisse First Boston/CME	Receive	3 Month AUD LIBOR	2.065%	July-2017	AUD	7,458,000	$1,904
Credit Suisse First Boston/CME	Receive	3 Month AUD LIBOR	2.070	July-2017	AUD	7,458,000	1,370
Credit Suisse First Boston/CME	Receive	3 Month AUD LIBOR	2.085	July-2017	AUD	1,642,000	37
Credit Suisse First Boston/CME	Receive	3 Month AUD LIBOR	2.110	July-2017	AUD	7,458,000	(2,865)
Credit Suisse First Boston/CME	Receive	3 Month AUD LIBOR	2.130	July-2017	AUD	6,704,000	(4,369)
Credit Suisse First Boston/CME	Receive	3 Month AUD LIBOR	2.150	July-2017	AUD	1,614,000	(1,501)
Credit Suisse First Boston/CME	Receive	6 Month EUR LIBOR	0.466	April-2025	EUR	439,000	23,440
Credit Suisse First Boston/CME	Receive	6 Month EUR LIBOR	0.487	April-2025	EUR	773,000	39,349
Credit Suisse First Boston/CME	Receive	6 Month EUR LIBOR	0.552	April-2025	EUR	557,000	24,500
Credit Suisse First Boston/CME	Receive	6 Month EUR LIBOR	0.623	March-2025	EUR	470,000	16,883
Credit Suisse First Boston/CME	Receive	6 Month EUR LIBOR	0.687	February-2025	EUR	121,000	3,479
Credit Suisse First Boston/CME	Receive	6 Month EUR LIBOR	0.704	February-2025	EUR	536,000	14,236
Credit Suisse First Boston/CME	Receive	6 Month EUR LIBOR	0.724	February-2025	EUR	4,051,000	94,283
Credit Suisse First Boston/CME	Receive	6 Month EUR LIBOR	0.728	February-2025	EUR	384,000	9,243
Credit Suisse First Boston/CME	Receive	6 Month EUR LIBOR	0.860	May-2025	EUR	3,722,000	44,538

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

Open Centrally Cleared Interest Rate Swap Agreements(i) – (continued)
Counterparty/ Clearinghouse	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Termination Date	Notional Value		Unrealized Appreciation (Depreciation)
Credit Suisse First Boston/CME	Receive	6 Month EUR LIBOR	0.943%	May-2025	EUR	167,000	$ 538
Credit Suisse First Boston/CME	Receive	6 Month EUR LIBOR	0.971	May-2025	EUR	213,000	38
Credit Suisse First Boston/CME	Receive	6 Month EUR LIBOR	1.042	June-2025	EUR	637,000	(4,506)
Credit Suisse First Boston/CME	Receive	6 Month EUR LIBOR	1.051	July-2025	EUR	140,000	(1,025)
Credit Suisse First Boston/CME	Receive	6 Month EUR LIBOR	1.052	July-2025	EUR	150,000	(1,123)
Credit Suisse First Boston/CME	Receive	6 Month EUR LIBOR	1.156	July-2025	EUR	220,000	(4,093)
Credit Suisse First Boston/CME	Receive	6 Month EUR LIBOR	1.176	June-2025	EUR	330,000	(7,105)
Credit Suisse First Boston/CME	Receive	6 Month EUR LIBOR	1.192	July-2025	EUR	547,000	(12,288)
Credit Suisse First Boston/CME	Receive	6 Month EUR LIBOR	1.201	July-2025	EUR	276,000	(6,513)
Credit Suisse First Boston/CME	Receive	6 Month EUR LIBOR	1.208	July-2025	EUR	448,000	(10,934)
Credit Suisse First Boston/CME	Receive	6 Month EUR LIBOR	1.221	July-2025	EUR	597,000	(15,338)
Credit Suisse First Boston/CME	Receive	6 Month EUR LIBOR	1.259	July-2025	EUR	310,000	(9,233)
Credit Suisse First Boston/CME	Receive	6 Month EUR LIBOR	1.267	June-2025	EUR	723,000	(22,420)
Credit Suisse First Boston/CME	Receive	6 Month EUR LIBOR	1.270	June-2025	EUR	380,000	(11,908)
Credit Suisse First Boston/CME	Receive	6 Month EUR LIBOR	1.700	July-2025	EUR	1,500,000	(8,085)
Credit Suisse First Boston/CME	Receive	6 Month EUR LIBOR	1.717	July-2025	EUR	4,275,000	(27,823)
Credit Suisse First Boston/CME	Receive	6 Month EUR LIBOR	1.727	July-2025	EUR	1,414,000	(9,791)
Credit Suisse First Boston/CME	Receive	6 Month EUR LIBOR	1.804	July-2025	EUR	2,213,568	(24,381)
Credit Suisse First Boston/CME	Receive	6 Month EUR LIBOR	1.819	July-2049	EUR	270,000	(7,725)
Credit Suisse First Boston/CME	Receive	6 Month EUR LIBOR	1.825	July-2049	EUR	3,971,379	(117,034)
Credit Suisse First Boston/CME	Receive	6 Month EUR LIBOR	1.880	July-2049	EUR	5,895,621	(257,666)
Credit Suisse First Boston/CME	Receive	6 Month EUR LIBOR	1.894	July-2025	EUR	2,232,000	(35,265)
Credit Suisse First Boston/CME	Receive	6 Month EUR LIBOR	1.970	July-2025	EUR	5,135,000	(101,646)
Credit Suisse First Boston/CME	Receive	6 Month EUR LIBOR	2.014	July-2049	EUR	547,000	(43,162)
Credit Suisse First Boston/CME	Receive	6 Month EUR LIBOR	2.057	July-2025	EUR	4,464,432	(109,094)
Credit Suisse First Boston/CME	Receive	6 Month GBP LIBOR	2.183	May-2022	GBP	8,000,000	(24,246)
Credit Suisse First Boston/CME	Receive	6 Month GBP LIBOR	2.203	May-2022	GBP	8,887,000	(40,640)
Credit Suisse First Boston/CME	Receive	6 Month GBP LIBOR	2.463	May-2025	GBP	8,364,000	(21,686)
Credit Suisse First Boston/CME	Receive	6 Month GBP LIBOR	2.550	July-2025	GBP	280,000	(2,164)
Credit Suisse First Boston/CME	Receive	6 Month GBP LIBOR	2.680	June-2025	GBP	350,000	(6,046)
Credit Suisse First Boston/CME	Receive	6 Month GBP LIBOR	2.710	July-2025	GBP	427,000	(8,041)
Credit Suisse First Boston/CME	Receive	6 Month GBP LIBOR	2.730	July-2025	GBP	750,000	(15,159)
Credit Suisse First Boston/CME	Receive	6 Month GBP LIBOR	2.750	July-2025	GBP	850,000	(18,423)
Credit Suisse First Boston/CME	Receive	6 Month GBP LIBOR	2.761	July-2025	GBP	643,000	(14,421)
Credit Suisse First Boston/CME	Receive	6 Month GBP LIBOR	2.795	July-2025	GBP	477,000	(11,892)
Credit Suisse First Boston/CME	Receive	6 Month GBP LIBOR	2.807	June-2025	GBP	772,000	(19,984)
Credit Suisse First Boston/CME	Pay	3 Month AUD LIBOR	2.480	July-2019	AUD	7,458,000	(4,981)
Credit Suisse First Boston/CME	Pay	3 Month AUD LIBOR	2.500	July-2019	AUD	7,458,000	(2,894)
Credit Suisse First Boston/CME	Pay	3 Month AUD LIBOR	2.540	July-2019	AUD	7,458,000	1,291
Credit Suisse First Boston/CME	Pay	3 Month AUD LIBOR	2.578	July-2019	AUD	1,642,000	732
Credit Suisse First Boston/CME	Pay	3 Month AUD LIBOR	2.630	July-2019	AUD	6,704,000	9,268
Credit Suisse First Boston/CME	Pay	3 Month AUD LIBOR	2.710	July-2019	AUD	1,614,000	3,968
Credit Suisse First Boston/CME	Pay	6 Month AUD LIBOR	2.670	April-2025	AUD	1,082,000	(32,189)
Credit Suisse First Boston/CME	Pay	6 Month AUD LIBOR	2.672	April-2025	AUD	815,000	(23,806)
Credit Suisse First Boston/CME	Pay	6 Month AUD LIBOR	2.723	February-2025	AUD	6,058,400	(148,793)
Credit Suisse First Boston/CME	Pay	6 Month AUD LIBOR	2.752	February-2025	AUD	683,600	(15,964)
Credit Suisse First Boston/CME	Pay	6 Month AUD LIBOR	2.773	February-2025	AUD	783,000	(17,290)
Credit Suisse First Boston/CME	Pay	6 Month AUD LIBOR	2.795	April-2025	AUD	607,000	(13,108)
Credit Suisse First Boston/CME	Pay	6 Month AUD LIBOR	2.872	March-2025	AUD	296,000	(4,703)
Credit Suisse First Boston/CME	Pay	6 Month AUD LIBOR	3.170	July-2025	AUD	821,000	2,904
Credit Suisse First Boston/CME	Pay	6 Month AUD LIBOR	3.225	June-2025	AUD	912,000	6,690
Credit Suisse First Boston/CME	Pay	6 Month AUD LIBOR	3.345	July-2025	AUD	807,000	12,133
Credit Suisse First Boston/CME	Pay	6 Month AUD LIBOR	3.353	July-2025	AUD	885,000	13,726
Credit Suisse First Boston/CME	Pay	6 Month AUD LIBOR	3.365	May-2025	AUD	301,000	5,201
Credit Suisse First Boston/CME	Pay	6 Month AUD LIBOR	3.373	June-2025	AUD	550,000	9,412
Credit Suisse First Boston/CME	Pay	6 Month AUD LIBOR	3.413	July-2025	AUD	550,000	10,737
Credit Suisse First Boston/CME	Pay	6 Month AUD LIBOR	3.465	June-2025	AUD	1,052,000	24,373
Credit Suisse First Boston/CME	Pay	6 Month EUR LIBOR	1.805	July-2029	EUR	700,000	7,719
Credit Suisse First Boston/CME	Pay	6 Month EUR LIBOR	1.831	July-2029	EUR	9,928,446	138,441

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

Open Centrally Cleared Interest Rate Swap Agreements(i) – (continued)
Counterparty/ Clearinghouse	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Termination Date	Notional Value		Unrealized Appreciation (Depreciation)
Credit Suisse First Boston/CME	Pay	6 Month EUR LIBOR	1.881%	July-2029	EUR	14,738,554	$278,137
Credit Suisse First Boston/CME	Pay	6 Month EUR LIBOR	1.998	July-2029	EUR	1,368,000	42,213
Credit Suisse First Boston/CME	Pay	6 Month GBP LIBOR	1.660	January-2022	GBP	500,000	(15,797)
Credit Suisse First Boston/CME	Pay	6 Month GBP LIBOR	1.668	January-2022	GBP	1,320,000	(40,836)
Credit Suisse First Boston/CME	Pay	6 Month GBP LIBOR	1.680	January-2022	GBP	2,500,000	(72,251)
Credit Suisse First Boston/CME	Pay	6 Month GBP LIBOR	1.703	March-2022	GBP	1,700,000	(50,546)
Credit Suisse First Boston/CME	Pay	6 Month GBP LIBOR	1.778	January-2022	GBP	2,550,000	(58,782)
Credit Suisse First Boston/CME	Pay	6 Month GBP LIBOR	1.970	December-2021	GBP	3,000,000	(25,273)
Credit Suisse First Boston/CME	Pay	6 Month GBP LIBOR	2.136	November-2021	GBP	1,019,000	6,961
Credit Suisse First Boston/CME	Pay	6 Month GBP LIBOR	2.200	June-2022	GBP	1,750,000	4,602
Credit Suisse First Boston/CME	Pay	6 Month GBP LIBOR	2.210	May-2022	GBP	1,850,000	9,297
Credit Suisse First Boston/CME	Pay	6 Month GBP LIBOR	2.240	June-2022	GBP	1,300,000	8,054
Credit Suisse First Boston/CME	Pay	6 Month GBP LIBOR	2.328	October-2021	GBP	1,060,000	23,312
Credit Suisse First Boston/CME	Pay	6 Month GBP LIBOR	2.390	July-2022	GBP	900,000	14,603
Credit Suisse First Boston/CME	Pay	6 Month GBP LIBOR	2.438	October-2021	GBP	1,570,000	48,113
Credit Suisse First Boston/CME	Pay	6 Month GBP LIBOR	2.440	June-2022	GBP	1,500,000	30,305
Credit Suisse First Boston/CME	Pay	6 Month GBP LIBOR	2.645	August-2021	GBP	2,280,000	92,761
Credit Suisse First Boston/CME	Pay	6 Month GBP LIBOR	2.650	September-2021	GBP	1,950,000	95,259
Credit Suisse First Boston/CME	Pay	6 Month GBP LIBOR	2.870	July-2021	GBP	345,500	23,780
Credit Suisse First Boston/CME	Pay	6 Month GBP LIBOR	2.930	August-2021	GBP	2,425,000	177,093
Credit Suisse First Boston/CME	Pay	6 Month GBP LIBOR	3.020	February-2021	GBP	4,000,000	348,797
Credit Suisse First Boston/CME	Pay	6 Month GBP LIBOR	3.060	April-2021	GBP	400,000	36,555
Credit Suisse First Boston/CME	Pay	3 Month SEK LIBOR	2.260	July-2025	SEK	14,892,000	1,565
Credit Suisse First Boston/CME	Pay	3 Month SEK LIBOR	2.260	July-2025	SEK	17,000,000	1,617
Credit Suisse First Boston/CME	Pay	3 Month SEK LIBOR	2.290	July-2025	SEK	45,000,000	12,439
Credit Suisse First Boston/CME	Pay	3 Month SEK LIBOR	2.305	July-2025	SEK	18,514,281	6,490
Credit Suisse First Boston/CME	Pay	3 Month SEK LIBOR	2.395	July-2025	SEK	16,680,000	13,890
Credit Suisse First Boston/CME	Pay	3 Month SEK LIBOR	2.476	July-2025	SEK	44,677,000	56,606
Credit Suisse First Boston/CME	Pay	3 Month SEK LIBOR	2.578	July-2025	SEK	44,676,719	81,144
Subtotal – Centrally Cleared Interest Rate Swap Agreements							$367,218

Abbreviations:

AUD – Australian Dollar	EUR – Euro	LIBOR – London Interbank Offered Rate
CME – Chicago Mercantile Exchange	GBP – British Pound Sterling	SEK – Swedish Krona

(i)	Centrally cleared swap agreements collateralized by $2,051,837 cash held with Credit Suisse First Boston.

Open Over-The-Counter Inflation Swap Agreements(j)
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Termination Date	Notional Value		Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	Receive	United Kingdom RPI	2.650%	March-2020	GBP	814,000	$3,913
Deutsche Bank Securities Inc.	Receive	United Kingdom RPI	2.675	April-2020	GBP	1,817,000	6,398
Morgan Stanley Capital Services LLC	Receive	United Kingdom RPI	2.690	February-2020	GBP	11,857,170	(70,074)
Deutsche Bank Securities Inc.	Receive	United Kingdom RPI	2.720	January-2020	GBP	1,155,175	(13,673)
Deutsche Bank Securities Inc.	Receive	United Kingdom RPI	2.740	April-2020	GBP	1,954,000	(3,491)
Deutsche Bank Securities Inc.	Receive	United Kingdom RPI	2.778	April-2020	GBP	1,105,000	(5,361)
Citigroup Global Markets Inc.	Receive	United Kingdom RPI	2.880	July-2020	GBP	550,000	(30)
Citigroup Global Markets Inc.	Receive	United Kingdom RPI	2.955	July-2020	GBP	854,000	(5,299)
Citigroup Global Markets Inc.	Receive	United Kingdom RPI	2.988	May-2020	GBP	319,719	(5,638)
Morgan Stanley Capital Services LLC	Receive	United Kingdom RPI	3.015	July-2020	GBP	1,286,000	(14,328)
Citigroup Global Markets Inc.	Receive	United Kingdom RPI	3.065	July-2020	GBP	954,000	(14,568)
Morgan Stanley Capital Services LLC	Pay	United Kingdom RPI	2.865	March-2025	GBP	814,000	(23,960)
Deutsche Bank Securities Inc.	Pay	United Kingdom RPI	2.900	April-2025	GBP	1,817,000	(44,723)
Morgan Stanley Capital Services LLC	Pay	United Kingdom RPI	2.923	February-2025	GBP	11,857,170	(134,133)
Deutsche Bank Securities Inc.	Pay	United Kingdom RPI	2.932	January-2025	GBP	1,155,175	(6,581)
Deutsche Bank Securities Inc.	Pay	United Kingdom RPI	2.965	April-2025	GBP	1,954,000	(26,288)
Deutsche Bank Securities Inc.	Pay	United Kingdom RPI	3.000	April-2025	GBP	1,105,000	(8,206)
Citigroup Global Markets Inc.	Pay	United Kingdom RPI	3.130	July-2025	GBP	550,000	(0)

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

Open Over-The-Counter Inflation Swap Agreements(j) – (continued)
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Termination Date	Notional Value		Unrealized Appreciation (Depreciation)
Citigroup Global Markets Inc.	Pay	United Kingdom RPI	3.178%	May-2025	GBP	319,719	$5,850
Citigroup Global Markets Inc.	Pay	United Kingdom RPI	3.190	July-2025	GBP	854,000	8,908
Citigroup Global Markets Inc.	Pay	United Kingdom RPI	3.248	July-2025	GBP	954,000	19,554
Morgan Stanley Capital Services LLC	Pay	United Kingdom RPI	3.250	July-2025	GBP	1,286,000	26,908
Subtotal – Over-The-Counter Inflation Swap Agreements							$(304,822)
Total Interest Rate and Inflation Swap Agreements - Interest Rate Risk							$62,396

Abbreviations:

GBP –British Pound Sterling
RPI – Retail Price Index

(j)	Inflation swap agreements collateralized by $310,000 cash held with Morgan Stanley Capital Services, LLC.

Open Over-The-Counter Variance Swap Agreements
Counterparty	Reference Entity	Pay/Receive Variance	Volatility Strike Rate	Expiration Date		Notional Value	Unrealized Appreciation (Depreciation)
Goldman Sachs International	Hang Seng China Enterprise Index	Pay	28.45%	December-2015	HKD	(61,489)	$(7,350)
Goldman Sachs International	Hang Seng Index	Pay	21.33	December-2015	HKD	(58,299)	(12,474)
Barclays Bank PLC	S&P 500 Index	Pay	21.00	December-2015	USD	(1,870)	11,567
Barclays Bank PLC	S&P 500 Index	Pay	21.40	December-2015	USD	(1,375)	8,702
Goldman Sachs International	S&P 500 Index	Pay	19.90	December-2016	USD	(13,845)	19,407
Goldman Sachs International	S&P 500 Index	Pay	20.10	December-2016	USD	(43,000)	69,050
HSBC New York	S&P 500 Index	Pay	18.75	December-2016	USD	(28,000)	(9,991)
HSBC New York	S&P 500 Index	Pay	20.15	December-2016	USD	(15,400)	22,758
HSBC New York	S&P 500 Index	Pay	20.25	December-2016	USD	(27,630)	45,313
Morgan Stanley Capital Services LLC	S&P 500 Index	Pay	18.30	December-2015	USD	(7,260)	27,804
Morgan Stanley Capital Services LLC	S&P 500 Index	Pay	18.35	December-2015	USD	(11,620)	47,084
Morgan Stanley Capital Services LLC	S&P 500 Index	Pay	18.40	December-2015	USD	(5,790)	23,922
Societe Generale	S&P 500 Index	Pay	17.80	December-2015	USD	(15,516)	37,867
Societe Generale	S&P 500 Index	Pay	19.85	December-2016	USD	(8,910)	8,094
Societe Generale	S&P 500 Index	Pay	20.60	December-2016	USD	(3,630)	5,654
UBS	S&P 500 Index	Pay	18.10	December-2015	USD	(2,500)	10,626
Barclays Bank PLC	Hang Seng China Enterprise Index	Receive	29.25	December-2015	HKD	10,660	(2,318)
Deutsche Bank Securities Inc.	Hang Seng China Enterprise Index	Receive	30.90	December-2015	HKD	158,920	(63,845)
Goldman Sachs International	Hang Seng China Enterprise Index	Receive	27.20	December-2015	HKD	15,252	802
Goldman Sachs International	Hang Seng China Enterprise Index	Receive	28.00	December-2015	HKD	33,372	(1,686)
Goldman Sachs International	Hang Seng China Enterprise Index	Receive	28.85	December-2016	HKD	38,135	(2,877)
Goldman Sachs International	Hang Seng China Enterprise Index	Receive	29.65	December-2016	HKD	64,185	(11,179)
Goldman Sachs International	Hang Seng China Enterprise Index	Receive	30.05	December-2016	HKD	9,837	(1,748)
Goldman Sachs International	Hang Seng China Enterprise Index	Receive	30.20	December-2016	HKD	167,000	(33,422)
Goldman Sachs International	Hang Seng China Enterprise Index	Receive	30.45	December-2016	HKD	87,000	(23,523)
Goldman Sachs International	Hang Seng China Enterprise Index	Receive	30.70	December-2016	HKD	29,869	(8,959)
Goldman Sachs International	Hang Seng China Enterprise Index	Receive	30.97	December-2016	HKD	65,100	(21,591)
Goldman Sachs International	Hang Seng China Enterprise Index	Receive	30.98	December-2016	HKD	72,579	(24,157)
Goldman Sachs International	Hang Seng China Enterprise Index	Receive	31.35	December-2015	HKD	15,918	(7,219)
Goldman Sachs International	Hang Seng China Enterprise Index	Receive	31.70	December-2016	HKD	21,615	(8,995)
Goldman Sachs International	Hang Seng China Enterprise Index	Receive	32.40	December-2016	HKD	28,607	(14,176)
HSBC New York	Hang Seng China Enterprise Index	Receive	27.00	December-2015	HKD	52,749	4,157
HSBC New York	Hang Seng China Enterprise Index	Receive	27.75	December-2015	HKD	19,066	(355)
HSBC New York	Hang Seng China Enterprise Index	Receive	28.325	December-2016	HKD	89,000	(3,185)
HSBC New York	Hang Seng China Enterprise Index	Receive	29.00	December-2016	HKD	38,135	(3,591)
HSBC New York	Hang Seng China Enterprise Index	Receive	30.25	December-2016	HKD	134,000	(26,585)
HSBC New York	Hang Seng China Enterprise Index	Receive	30.40	December-2016	HKD	59,722	(13,025)
HSBC New York	Hang Seng China Enterprise Index	Receive	30.50	December-2016	HKD	44,512	(12,299)
Morgan Stanley Capital Services LLC	Hang Seng China Enterprise Index	Receive	25.25	December-2015	HKD	20,569	3,894
Morgan Stanley Capital Services LLC	Hang Seng China Enterprise Index	Receive	25.70	December-2015	HKD	45,029	5,645
Morgan Stanley Capital Services LLC	Hang Seng China Enterprise Index	Receive	25.80	December-2015	HKD	26,040	2,143
Societe Generale	Hang Seng China Enterprise Index	Receive	26.45	December-2015	HKD	680	103
Societe Generale	Hang Seng China Enterprise Index	Receive	27.50	December-2015	HKD	11,472	156

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

Open Over-The-Counter Variance Swap Agreements – (continued)
Counterparty	Reference Entity	Pay/Receive Variance	Volatility Strike Rate	Expiration Date		Notional Value	Unrealized Appreciation (Depreciation)
Societe Generale	Hang Seng China Enterprise Index	Receive	28.30%	December-2015	HKD	68,408	$9,327
Societe Generale	Hang Seng China Enterprise Index	Receive	28.50	December-2016	HKD	10,000	(602)
Societe Generale	Hang Seng China Enterprise Index	Receive	29.15	December-2016	HKD	31,784	(3,585)
Societe Generale	Hang Seng China Enterprise Index	Receive	29.30	December-2016	HKD	76,488	(8,022)
Societe Generale	Hang Seng China Enterprise Index	Receive	29.50	December-2016	HKD	51,489	(8,025)
Societe Generale	Hang Seng China Enterprise Index	Receive	30.20	December-2016	HKD	28,139	(8,064)
Societe Generale	Hang Seng China Enterprise Index	Receive	31.45	December-2016	HKD	44,521	(17,248)
Barclays Bank PLC	Hang Seng Index	Receive	23.20	December-2015	HKD	14,498	(4,545)
Goldman Sachs International	Hang Seng Index	Receive	22.85	December-2016	HKD	20,000	(327)
Goldman Sachs International	Hang Seng Index	Receive	24.35	December-2016	HKD	167,000	(28,680)
Goldman Sachs International	Hang Seng Index	Receive	25.20	December-2016	HKD	34,138	(9,202)
HSBC New York	Hang Seng Index	Receive	22.325	December-2016	HKD	84,000	4,379
HSBC New York	Hang Seng Index	Receive	24.00	December-2016	HKD	133,139	(17,879)
HSBC New York	Hang Seng Index	Receive	24.15	December-2016	HKD	59,722	(7,748)
Morgan Stanley Capital Services LLC	Hang Seng Index	Receive	21.35	December-2015	HKD	20,569	(5,820)
Morgan Stanley Capital Services LLC	Hang Seng Index	Receive	21.60	December-2015	HKD	45,029	(14,131)
Morgan Stanley Capital Services LLC	Hang Seng Index	Receive	22.40	December-2015	HKD	26,040	(10,967)
Societe Generale	Hang Seng Index	Receive	21.80	December-2015	HKD	67,661	8,033
Societe Generale	Hang Seng Index	Receive	24.00	December-2016	HKD	34,535	(2,687)
UBS	Hang Seng Index	Receive	21.00	December-2015	HKD	31,007	(10,670)
Goldman Sachs International	S&P 500 Index	Receive	18.05	December-2015	USD	20,257	(50,091)
Total - Variance Swap Agreements - Equity Risk							$(146,356)

Currency Abbreviations:

HKD - Hong Kong Dollar	USD - United States Dollar

Open Over-The-Counter Volatility Swap Agreements
Counterparty	Reference Entity	Pay/Receive Volatility	Volatility Strike Rate	Expiration Date	Notional Value		Unrealized Appreciation (Depreciation)
Goldman Sachs International	Hang Seng China Enterprise Index	Pay	26.80%	August-2015	HKD	(12,558)	$(11,152)
Goldman Sachs International	Hang Seng China Enterprise Index	Pay	27.20	August-2015	HKD	(10,859)	(6,539)
Societe Generale	Hang Seng China Enterprise Index	Pay	31.25	September-2015	HKD	(10,233)	6,858
Subtotal – Equity Risk							$(10,833)
Citigroup Global Markets Inc.	USD/ JPY	Pay	9.60	October-2016	USD	(6,457)	1,086
Deutsche Bank Securities Inc.	USD/JPY	Pay	8.75	July-2016	USD	(4,500)	(1,357)
Deutsche Bank Securities Inc.	USD/JPY	Pay	9.00	June-2016	USD	(1,578)	306
Deutsche Bank Securities Inc.	USD/JPY	Pay	9.05	June-2016	USD	(2,625)	851
Deutsche Bank Securities Inc.	USD/ JPY	Pay	9.45	September-2016	USD	(12,450)	1,577
Deutsche Bank Securities Inc.	USD/ JPY	Pay	9.60	August-2016	USD	(3,600)	1,274
Deutsche Bank Securities Inc.	USD/JPY	Pay	9.75	July-2017	USD	(15,000)	(2,695)
Deutsche Bank Securities Inc.	USD/JPY	Pay	10.075	July-2017	USD	(11,880)	2,101
Deutsche Bank Securities Inc.	USD/JPY	Pay	10.10	May-2017	USD	(13,500)	3,663
Deutsche Bank Securities Inc.	USD/JPY	Pay	10.10	June-2017	USD	(14,580)	3,003
Deutsche Bank Securities Inc.	USD/JPY	Pay	10.40	July-2017	USD	(5,500)	2,100
Deutsche Bank Securities Inc.	USD/JPY	Pay	10.525	November-2016	USD	(12,800)	16,104
Deutsche Bank Securities Inc.	USD/JPY	Pay	10.80	February-2017	USD	(2,571)	3,525
Deutsche Bank Securities Inc.	USD/JPY	Pay	11.00	March-2017	USD	(15,000)	20,506
Deutsche Bank Securities Inc.	USD/JPY	Pay	11.15	June-2017	USD	(12,600)	15,779
Deutsche Bank Securities Inc.	USD/JPY	Pay	11.35	January-2017	USD	(4,500)	9,152
Deutsche Bank Securities Inc.	USD/JPY	Pay	11.50	February-2017	USD	(6,120)	12,961
Deutsche Bank Securities Inc.	USD/JPY	Pay	11.55	January-2017	USD	(9,000)	19,784
Deutsche Bank Securities Inc.	USD/JPY	Pay	12.15	December-2016	USD	(3,564)	10,019
Goldman Sachs International	USD/JPY	Pay	9.05	June-2016	USD	(36,000)	8,765
Goldman Sachs International	USD/JPY	Pay	10.109	April-2017	USD	(14,850)	6,905
Goldman Sachs International	USD/JPY	Pay	10.155	April-2017	USD	(8,460)	3,838

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

Open Over-The-Counter Volatility Swap Agreements – (continued)
Counterparty	Reference Entity	Pay/Receive Volatility	Volatility Strike Rate	Expiration Date	Notional Value		Unrealized Appreciation (Depreciation)
Goldman Sachs International	USD/JPY	Pay	10.34%	June-2017	USD	(15,000)	$7,151
Goldman Sachs International	USD/JPY	Pay	11.325	January-2017	USD	(13,500)	26,862
Goldman Sachs International	USD/JPY	Pay	11.936	March-2017	USD	(6,300)	15,093
Royal Bank of Scotland Securities Inc.	USD/JPY	Pay	8.90	June-2016	USD	(4,000)	409
Royal Bank of Scotland Securities Inc.	USD/JPY	Pay	9.20	September-2016	USD	(2,585)	(261)
Royal Bank of Scotland Securities Inc.	USD/JPY	Pay	9.75	June-2017	USD	(9,000)	(1,179)
Citigroup Global Markets Inc.	AUD/JPY	Receive	10.675	October-2016	AUD	2,984	3,005
Deutsche Bank Securities Inc.	AUD/JPY	Receive	10.70	September-2016	AUD	13,339	10,674
Deutsche Bank Securities Inc.	AUD/JPY	Receive	11.40	November-2016	AUD	14,700	7,672
Deutsche Bank Securities Inc.	AUD/JPY	Receive	11.90	January-2017	AUD	3,735	1,535
Deutsche Bank Securities Inc.	AUD/JPY	Receive	12.10	February-2017	AUD	13,393	3,494
Deutsche Bank Securities Inc.	AUD/JPY	Receive	12.30	May-2017	AUD	20,863	4,210
Deutsche Bank Securities Inc.	AUD/JPY	Receive	12.50	June-2017	AUD	16,412	2,244
Deutsche Bank Securities Inc.	AUD/JPY	Receive	12.525	June-2017	AUD	18,942	3,518
Deutsche Bank Securities Inc.	AUD/JPY	Receive	12.65	January-2017	AUD	11,360	(1,705)
Deutsche Bank Securities Inc.	AUD/JPY	Receive	12.70	December-2016	AUD	13,968	(4,344)
Deutsche Bank Securities Inc.	AUD/JPY	Receive	12.75	July-2017	AUD	20,000	395
Deutsche Bank Securities Inc.	AUD/JPY	Receive	12.95	April-2017	AUD	19,718	(4,909)
Deutsche Bank Securities Inc.	AUD/JPY	Receive	13.45	February-2017	AUD	7,827	(6,047)
Deutsche Bank Securities Inc.	AUD/JPY	Receive	13.50	July-2017	AUD	18,000	(8,592)
Deutsche Bank Securities Inc.	AUD/JPY	Receive	13.70	July-2017	AUD	15,933	(10,685)
Goldman Sachs International	AUD/JPY	Receive	12.076	January-2017	AUD	16,580	4,618
Goldman Sachs International	AUD/JPY	Receive	12.512	April-2017	AUD	10,933	656
Goldman Sachs International	AUD/JPY	Receive	12.641	April-2017	AUD	19,468	(86)
Goldman Sachs International	AUD/JPY	Receive	12.73	June-2017	AUD	20,000	614
Goldman Sachs International	AUD/JPY	Receive	13.398	March-2017	AUD	12,612	(7,566)
Royal Bank of Scotland Securities Inc.	AUD/JPY	Receive	10.80	September-2016	AUD	2,767	1,984
Royal Bank of Scotland Securities Inc.	AUD/JPY	Receive	10.90	August-2016	AUD	3,881	2,239
Royal Bank of Scotland Securities Inc.	AUD/JPY	Receive	12.55	June-2017	AUD	11,719	2,117
Deutsche Bank Securities Inc.	AUD/JPY	Receive	10.25	July-2016	AUD	4,763	4,022
Deutsche Bank Securities Inc.	AUD/JPY	Receive	10.70	June-2016	AUD	4,000	1,137
Deutsche Bank Securities Inc.	AUD/JPY	Receive	10.70	June-2016	AUD	4,107	1,167
Deutsche Bank Securities Inc.	AUD/JPY	Receive	10.90	June-2016	AUD	2,794	182
Goldman Sachs International	AUD/JPY	Receive	11.00	June-2016	AUD	36,000	2,491
Subtotal – Currency Risk							$201,362
Total - Volatility Swap Agreements							$190,529

Currency Abbreviations:

AUD - Australian Dollar	USD - United States Dollar
JPY - Japanese Yen

Open Forward Foreign Currency Contracts
		Contract to
Settlement Date	Counterparty	Deliver		Receive		Notional Value	Unrealized Appreciation (Depreciation)
08/21/2015	State Street Bank & Trust Co.	AUD	937,646	USD	691,459	$684,407	$7,052
08/21/2015	State Street Bank & Trust Co.	EUR	6,271,069	USD	6,907,890	6,888,964	18,926
08/21/2015	State Street Bank & Trust Co.	GBP	125,000	USD	195,215	195,174	41
08/21/2015	State Street Bank & Trust Co.	HKD	1,079,000	USD	139,211	139,180	31
08/21/2015	State Street Bank & Trust Co.	JPY	253,830,000	USD	2,054,933	2,048,641	6,292
08/21/2015	State Street Bank & Trust Co.	USD	301,813	AUD	410,000	299,267	(2,546)
08/21/2015	State Street Bank & Trust Co.	USD	565,683	EUR	516,000	566,842	1,159
08/21/2015	State Street Bank & Trust Co.	USD	454,068	GBP	291,741	455,522	1,454
08/21/2015	State Street Bank & Trust Co.	USD	556,569	HKD	4,314,000	556,460	(109)
10/08/2015	Barclays Bank PLC	USD	4,000,000	CAD	5,107,800	3,902,594	(97,406)
10/08/2015	Deutsche Bank Securities Inc.	AUD	58,553	USD	42,882	42,631	251
10/08/2015	Deutsche Bank Securities Inc.	CAD	10,291,536	USD	8,208,787	7,863,207	345,580

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

Open Forward Foreign Currency Contracts – (continued)
		Contract to					Unrealized Appreciation (Depreciation)
Settlement Date	Counterparty		Deliver		Receive	Notional Value
10/08/2015	Deutsche Bank Securities Inc.	CNY	9,560,971	USD	1,534,826	$1,556,898	$(22,072)
10/08/2015	Deutsche Bank Securities Inc.	IDR	2,439,489,740	USD	178,909	176,557	2,352
10/08/2015	Deutsche Bank Securities Inc.	KRW	619,503,636	USD	550,342	530,031	20,311
10/08/2015	Deutsche Bank Securities Inc.	PHP	8,224,107	USD	180,754	179,079	1,675
10/08/2015	Deutsche Bank Securities Inc.	SGD	137,058	USD	100,885	99,704	1,181
10/08/2015	Deutsche Bank Securities Inc.	THB	19,183,713	USD	563,164	543,849	19,315
10/08/2015	Deutsche Bank Securities Inc.	USD	3,941,000	CAD	5,032,578	3,845,121	(95,879)
10/08/2015	Deutsche Bank Securities Inc.	USD	8,891,628	INR	573,829,970	8,867,957	(23,671)
10/08/2015	Goldman Sachs International	AUD	157,486	USD	118,320	114,661	3,659
10/08/2015	Goldman Sachs International	CAD	1,158,754	USD	916,162	885,341	30,821
10/08/2015	Goldman Sachs International	CHF	143,740	USD	153,169	149,162	4,007
10/08/2015	Goldman Sachs International	CNY	62,008,591	USD	9,947,379	10,097,409	(150,030)
10/08/2015	Goldman Sachs International	EUR	8,485,915	USD	9,451,466	9,328,876	122,590
10/08/2015	Goldman Sachs International	GBP	2,896,689	USD	4,528,696	4,521,413	7,283
10/08/2015	Goldman Sachs International	USD	504,246	CAD	642,914	491,216	(13,030)
10/08/2015	Goldman Sachs International	USD	394,701	INR	25,509,520	394,224	(477)
10/08/2015	State Street Bank & Trust Co.	AUD	739,784	USD	567,703	538,615	29,088
10/08/2015	State Street Bank & Trust Co.	CAD	54,692	USD	42,235	41,787	448
10/08/2015	State Street Bank & Trust Co.	CHF	2,200,697	USD	2,350,749	2,283,716	67,033
10/08/2015	State Street Bank & Trust Co.	EUR	446,560	USD	490,464	490,920	(456)
10/08/2015	State Street Bank & Trust Co.	GBP	169,752	USD	264,719	264,964	(245)
10/08/2015	State Street Bank & Trust Co.	IDR	8,385,329,196	USD	616,206	606,885	9,321
10/08/2015	State Street Bank & Trust Co.	PHP	30,727,266	USD	680,808	669,082	11,726
10/08/2015	State Street Bank & Trust Co.	SGD	495,577	USD	367,213	360,510	6,703
10/08/2015	State Street Bank & Trust Co.	CAD	43,435	USD	34,461	33,186	1,275
10/08/2015	State Street Bank & Trust Co.	CHF	107,054	USD	113,264	111,093	2,171
10/08/2015	State Street Bank & Trust Co.	EUR	604,857	USD	671,438	664,941	6,497
10/08/2015	State Street Bank & Trust Co.	GBP	139,942	USD	218,298	218,434	(136)
Total Forward Foreign Currency Contracts - Currency Risk							$322,185

Currency Abbreviations:

AUD - Australian Dollar	IDR - Indonesian Rupiah	USD - United States Dollar
CAD - Canadian Dollar	INR - Indian Rupee
CHF - Swiss Franc	JPY - Japanese Yen
CNY - Chinese Yuan	KRW - South Korean Won
EUR - Euro	PHP - Philippine Peso
GBP - British Pound Sterling	SGD - Singapore Dollar
HKD - Hong Kong Dollar	THB - Thai Baht

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings

July 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

Invesco Global Targeted Returns Fund (the “Fund”) will seek to gain exposure to the commodity market primarily through investments in the Invesco Cayman Commodity Fund VII Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Fund may invest up to 25% of its total assets in the Subsidiary.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Invesco Global Targeted Returns Fund

A.	Security Valuations – (continued)

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Invesco Global Targeted Returns Fund

D.	Foreign Currency Translations – (continued)

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
G.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, volatility, variance, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, equity, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (OTC) between two parties (‘uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (FCM) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, volatility, variance, index and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional

Invesco Global Targeted Returns Fund

G.	Swap Agreements – (continued)

amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index, such as the Consumer Price Index, over the term of the swap, and the other party pays a compounded fixed rate.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund will initially enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities until the centrally cleared swap is terminated, at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

A volatility swap involves an exchange between the Fund and a Counterparty of periodic payments based on the measured volatility of an underlying security, currency, commodity, interest rate, index or other reference asset over a specified time frame. Depending on the structure of the swap, either the Fund’s or the Counterparty’s payment obligation will typically be based on the realized volatility of the reference asset as measured by changes in its price or level over a specified time period, while the other party’s payment obligation will be based on a specified rate representing expected volatility for the reference asset at the time the swap is executed, or the measured volatility of a different reference asset over a specified time period. The Fund will typically make or lose money on a volatility swap depending on the magnitude of the reference asset’s volatility, or size of the movements in its price, over a specified time period, rather than general increases or decreases in the price of the reference asset. Volatility swaps are often used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of other investments held by the Fund. Variance swaps are similar to volatility swaps, except payments are based on the difference between the implied and measured volatility mathematically squared.

Invesco Global Targeted Returns Fund

G.	Swap Agreements – (continued)

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of the Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate, the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of July 31, 2015 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

H.	Call Options Written and Purchased – The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Consolidated Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on these contracts are included in the Consolidated Statement of Operations. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Consolidated Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on these contracts are included in the Consolidated Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

I.	Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is

Invesco Global Targeted Returns Fund

I.	Put Options Purchased and Written – (continued)

the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Consolidated Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Consolidated Statement of Operations as Net realized gain from Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

J.	Other Risks – The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
K.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
L.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$98,016,908	$—	$—	$98,016,908
Foreign Sovereign Debt Securities	—	5,856,835	—	5,856,835
Options Purchased	2,791,894	2,561,630	—	5,353,524
	100,808,802	8,418,465	—	109,227,267
Forward Foreign Currency Contracts*	—	322,185	—	322,185
Futures Contracts*	298,897	—	—	298,897
Options Written*	(1,963,123)	(4,044,525)	—	(6,007,648)
Swap Agreements*	—	(143,171)	—	(143,171)
Total Investments	$99,144,576	$4,552,954	$—	$103,697,530
*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.

Invesco Global Targeted Returns Fund

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of July 31, 2015:

	Value
Risk Exposure/ Derivative Type (a)	Assets	Liabilities
Credit risk: Swap agreements	$177,945	$(427,685)
Currency risk: Forward foreign currency contracts	728,242	(406,057)
Options purchased (b)	2,291,897	—
Options written	—	(2,398,239)
Swap agreements	250,788	(49,426)
Interest rate risk: Options purchased (b)	269,733	—
Options written	—	(1,537,070)
Swap agreements	2,005,557	(1,943,161)
Equity risk: Futures contracts	935,391	(636,494)
Options purchased (b)	2,791,894	—
Options written	—	(2,072,339)
Swap agreements	383,345	(540,534)
Total	$9,834,792	$(10,011,005)

(a)	Includes cumulative appreciation (depreciation) of swap agreements, forward foreign currency contracts, and futures contracts. Options written are shown at value.

(b)	Options purchased at value as reported in the Consolidated Schedule of Investments.

Effect of Derivative Investments for the nine months ended July 31, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations
	Forward Foreign Currency Contracts	Futures Contracts	Options Contracts Purchased	Options Contracts Written	Swap Agreements
Realized Gain (Loss):
Credit risk	$—	$—	$—	$—	$190,384
Currency risk	1,100,151	—	(5,271)	(35,710)	—
Interest rate risk	—	(90,509)	899,418	(1,104,377)	581,222
Equity risk	—	(1,349,553)	(2,248,602)	1,641,094	130,192
Change in Net Unrealized Appreciation (Depreciation):
Credit risk	—	—	—	—	(239,329)
Currency risk	(149,584)	—	(53,803)	335,293	262,927
Interest rate risk	—	(29,383)	(180,582)	827,280	(1,047,931)
Equity risk	—	473,583	(971,521)	618,901	130,973
Total	$950,567	$(995,862)	$(2,560,361)	$2,282,481	$8,438

Invesco Global Targeted Returns Fund

The table below summarizes the average notional value of forward foreign currency contracts, futures contracts, options written, options purchased and swap agreements outstanding during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Foreign Currency Options	Index Options Written	Index Options Purchased	Swaptions	Swap Agreements
Average notional value	$72,289,680	$35,834,726	$47,318,041	$39,351,161	$56,873,537	$82,332,814	$220,380,657
Average contracts	—	—	—	814	1,824	—	—

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2015 was $63,362,898 and $32,424,947, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,011,386
Aggregate unrealized (depreciation) of investment securities	(2,966,086)
Net unrealized appreciation (depreciation) of investment securities	$(1,954,700)
Cost of investments for tax purposes is $111,181,967.

Invesco Global Targeted Returns Fund

Invesco Greater China Fund Quarterly Schedule of Portfolio Holdings July 31, 2015

invesco.com/us	CHI-QTR-1 07/15	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.56% (b)

Apparel Retail–0.37%

Pou Sheng International (Holdings) Ltd. (Hong Kong)(c)	2,292,000	$293,835

Auto Parts & Equipment–3.72%

Minth Group Ltd.	1,272,000	2,523,523
Tong Yang Industry Co., Ltd. (Taiwan)	410,000	434,328
		2,957,851

Diversified Banks–14.91%

Bank of China Ltd.-Class H	6,675,000	3,650,740
China Construction Bank Corp.-Class H	7,896,290	6,429,649
Industrial & Commercial Bank of China Ltd.-Class H	2,571,000	1,765,933
		11,846,322

Electronic Components–3.66%

Chin-Poon Industrial Co., Ltd. (Taiwan)	932,000	1,185,781
Largan Precision Co., Ltd. (Taiwan)	17,000	1,720,126
		2,905,907

Electronic Manufacturing Services–6.62%

FIH Mobile Ltd.	5,924,000	3,094,809
Hon Hai Precision Industry Co., Ltd. (Taiwan)	759,000	2,163,234
		5,258,043

Food Retail–2.27%

President Chain Store Corp. (Taiwan)	249,000	1,804,120

Footwear–5.46%

Stella International Holdings Ltd.	591,500	1,598,463
Yue Yuen Industrial (Holdings) Ltd. (Hong Kong)	845,000	2,740,030
		4,338,493

Home Furnishings–1.57%

Man Wah Holdings Ltd. (Hong Kong)	1,384,800	1,246,827

Hotels, Resorts & Cruise Lines–1.14%

Shanghai Jinjiang International Hotels Development Co., Ltd.-Class B	356,891	907,842

Hypermarkets & Super Centers–3.59%

Sun Art Retail Group Ltd.	3,752,000	2,855,477

Industrial Conglomerates–3.65%

Beijing Enterprises Holdings Ltd.	395,500	2,902,939

Internet Retail–1.58%

E-commerce China Dangdang, Inc.- Class A, -ADR (c)	121,640	821,070
Vipshop Holdings Ltd.-ADR (c)	22,075	430,242
		1,251,312

	Shares	Value

Internet Software & Services–11.23%

Baidu, Inc.-ADR(c)	21,251	$3,669,198
Tencent Holdings Ltd.	151,000	2,818,443
Weibo Corp.-ADR (c)	173,677	2,436,688
		8,924,329

Life & Health Insurance–9.83%

AIA Group Ltd. (Hong Kong)	683,600	4,453,047
Ping An Insurance (Group) Co. of China Ltd.-Class H	586,000	3,356,906
		7,809,953

Packaged Foods & Meats–4.15%

Uni-President China Holdings Ltd.	3,591,000	3,298,290

Personal Products–3.16%

Hengan International Group Co. Ltd.	224,500	2,509,278

Property & Casualty Insurance–2.18%

PICC Property and Casualty Co. Ltd.-Class H	830,080	1,728,173

Restaurants–2.77%

Ajisen China Holdings Ltd. (Hong Kong)	4,777,000	2,199,821

Semiconductors–5.27%

Novatek Microelectronics Corp. (Taiwan)	214,000	773,575
Realtek Semiconductor Corp. (Taiwan)	386,000	756,767
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	607,000	2,657,351
		4,187,693

Specialized Finance–0.49%

Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	14,300	386,112

Specialty Stores–2.46%

Chow Tai Fook Jewellery Group Ltd. (Hong Kong)	2,003,400	1,956,264

Wireless Telecommunication Services–8.48%

China Mobile Ltd.	517,500	6,738,617
Total Common Stocks & Other Equity Interests (Cost $80,400,829)		78,307,498

Money Market Funds–1.46%

Liquid Assets Portfolio –Institutional Class, 0.11% (b)	579,856	579,856
Premier Portfolio –Institutional Class, 0.07% (b)	579,855	579,855
Total Money Market Funds (Cost $1,159,711)		1,159,711
TOTAL INVESTMENTS–100.02% (Cost $81,560,540)		79,467,209
OTHER ASSETS LESS LIABILITIES–(0.02)%		(14,410)
NET ASSETS–100.00%		$79,452,799

See accompanying notes which are an integral part of this schedule.

Invesco Greater China Fund

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Country of issuer and/or credit risk exposure listed in Common Stocks & Other Equity Interests has been determined to be China unless otherwise noted.

(c)	Non-income producing security.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco Greater China Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

        Invesco Greater China Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

        Invesco Greater China Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.

Other Risks – Investing in a single-country mutual fund involves greater risk than investing in a more diversified fund due to lack of exposure to other countries. The political and economic conditions and changes in regulatory, tax or economic policy in a single country could significantly affect the market in that country and in surrounding or related countries.

Investing in developing countries can add additional risk, such as high rates of inflation or sharply devalued currencies against the U.S. dollar.

Transaction costs are often higher and there may be delays in settlement procedures.

Certain securities issued by companies in China may be less liquid, harder to sell or more volatile than may U.S. securities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2015, there were transfers from Level 1 to Level 2 of $24,329,425 and from Level 2 to Level 1 of $7,452,523, due to foreign fair value adjustments.

        Invesco Greater China Fund

	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$10,776,210	$3,468,193	$907,842	$15,152,245
Consumer Staples	7,168,875	3,298,290	—	10,467,165
Financials	9,831,960	11,938,600	—	21,770,560
Industrials	—	2,902,939	—	2,902,939
Information Technology	16,455,387	4,820,585	—	21,275,972
Telecommunication Services	—	6,738,617	—	6,738,617
Money Market Funds	1,159,711	—	—	1,159,711
Total Investments	$45,392,143	$33,167,224	$907,842	$79,467,209

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2015 was $88,483,758 and $103,783,701, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$4,197,809
Aggregate unrealized (depreciation) of investment securities	(6,352,596)
Net unrealized appreciation (depreciation) of investment securities	$(2,154,787)
Cost of investments for tax purposes is $81,621,996.

        Invesco Greater China Fund

Invesco International Total Return Fund
Quarterly Schedule of Portfolio Holdings July 31, 2015

invesco.com/us	ITR-QTR-1 07/15	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2015

(Unaudited)

	Principal Amount		Value

Non-U.S. Dollar Denominated Bonds & Notes–78.26%(a)

Australia–4.42%

Australia Government Bond, Sr. Unsec. Bonds, 3.75%, 04/21/37(b)	AUD	3,000,000	$2,317,693

Austria–0.93%

OMV AG, Jr. Unsec. Sub. Euro Notes, 6.75%(c)	EUR	400,000	489,248

Belgium–0.64%

Anheuser-Busch InBev N.V., Sr. Unsec. Gtd. Medium-Term Euro Notes, 4.00%, 09/24/25	GBP	200,000	336,653

Canada–4.76%

Province of Ontario Canada, Unsec. Bonds, 3.45%, 06/02/45	CAD	3,000,000	2,492,291

Denmark–1.12%

Danske Bank AS, Jr. Unsec. Sub. Medium-Term Euro Notes, 5.68%(c)	GBP	170,000	272,481
TDC AS, Sr. Unsec. Medium-Term Euro Notes, 3.75%, 03/02/22	EUR	250,000	313,517
			585,998

France–0.45%

Electricite de France S.A., Jr. Unsec. Sub. Medium-Term Euro Notes, 4.13%(c)	EUR	200,000	235,202

Germany–6.87%

Bundesrepublik Deutschland, Unsec. Euro Bonds, 2.50%, 08/15/46	EUR	1,100,000	1,573,061
EnBW Energie Baden-Wuerttemberg AG, Jr. Unsec. Sub. Medium-Term Euro Notes, 7.38%, 04/02/72	EUR	120,000	143,705
HeidelbergCement Finance Luxembourg S.A., Sr. Unsec. Gtd. Medium-Term Euro Notes, 3.25%, 10/21/21	EUR	100,000	116,843
Kreditanstalt fur Wiederaufbau, Sr. Unsec. Gtd. Global Notes, 2.05%, 02/16/26	JPY	150,000,000	1,438,834
RWE AG, Jr. Unsec. Sub. Euro Notes, 7.00%(c)	GBP	200,000	328,429
			3,600,872

Ireland–1.63%

Ireland Government Bond, Unsec. Euro Bonds, 2.00%, 02/18/45	EUR	800,000	856,684

	Principal Amount		Value

Italy–8.19%

Italy Buoni Poliennali Del Tesoro, Sr. Unsec. Euro Bonds, 5.00%, 03/01/25(b)	EUR	3,045,000	$4,288,490

Japan–4.41%

Japan Government Forty Year Bond, Series 7, Sr. Unsec. Bonds, 1.70%, 03/20/54	JPY	50,000,000	422,995
Japan Government Twenty Year Bond, Series 122, Sr. Unsec. Bonds, 1.80%, 09/20/30	JPY	205,000,000	1,889,439
			2,312,434

Luxembourg–0.23%

Magnolia BC S.A., REGS, Sr. Sec. Gtd. First Lien Medium-Term Euro Notes, 9.00%, 08/01/20(b)	EUR	100,000	118,057

Mexico–2.01%

Mexican Bonos, Series M, Sr. Unsec. Bonds, 7.75%, 05/29/31	MXN	15,000,000	1,050,686

Netherlands–3.36%

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Unsec. Sub. Euro Bonds, 3.88%, 07/25/23	EUR	600,000	737,748
Netherlands Government Bond, Sr. Unsec. Euro Bonds, 2.75%, 01/15/47(b)	EUR	700,000	1,021,369
			1,759,117

New Zealand–2.51%

New Zealand Government Bond, Series 521, Sr. Unsec. Bonds, 6.00%, 05/15/21	NZD	1,700,000	1,313,231

Norway–2.66%

DNB Bank ASA, Unsec. Sub. Medium-Term Euro Notes, 4.75%, 03/08/22	EUR	250,000	290,928
Norway Government Bond, Series 476, Unsec. Bonds, 3.00%, 03/14/24(b)	NOK	8,000,000	1,101,920
			1,392,848

Poland–6.27%

Poland Government International Bond, Series 12, Sr. Unsec. Bonds, 1.05%, 11/08/17	JPY	400,000,000	3,286,888

See accompanying notes which are an integral part of this schedule.

Invesco International Total Return Fund

	Principal Amount		Value

Portugal–3.15%

Portugal Obrigacoes do Tesouro OT, Sr. Unsec. Euro Bonds, 2.88%, 10/15/25(b)	EUR	1,000,000	$1,148,243
4.10%, 02/15/45(b)	EUR	400,000	501,973
			1,650,216

Romania–1.08%

Romanian Government International Bond, REGS, Sr. Unsec. Medium-Term Euro Notes, 2.88%, 10/28/24(b)	EUR	500,000	563,486

South Korea–3.01%

Korea Treasury Bond, Series 2403, Sr. Unsec. Bonds, 3.50%, 03/10/24	KRW	1,200,000,000	1,115,602
Republic of Korea, Sr. Unsec. Euro Notes, 2.13%, 06/10/24	EUR	400,000	463,819
			1,579,421

Spain–4.93%

Spain Government Bond, REGS, Unsec. Euro Notes, 1.60%, 04/30/25(b)	EUR	2,400,000	2,580,526

Supranational–2.46%

Asian Development Bank, Series 339-00-1, Sr. Unsec. Medium-Term Global Notes, 2.35%, 06/21/27	JPY	130,000,000	1,288,677

United Arab Emirates–0.52%

IPIC GMTN Ltd., REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 5.88%, 03/14/21(b)	EUR	200,000	272,387

United Kingdom–11.07%

Abbey National Treasury Services PLC, Sr. Sec. Gtd. Mortgage-Backed Medium-Term Euro Notes, 5.25%, 02/16/29	GBP	200,000	399,892
Cabot Financial Luxembourg S.A., REGS, Sr. Sec. Gtd. First Lien Euro Notes, 10.38%, 10/01/19(b)	GBP	100,000	170,511
Direct Line Insurance Group PLC, Unsec. Sub. Gtd. Euro Notes, 9.25%, 04/27/42	GBP	150,000	295,224
Lloyds Bank PLC, Unsec. Sub. Medium-Term Euro Notes, 10.75%, 12/16/21	GBP	200,000	350,380
Lowell Group Financing PLC, REGS, Sr. Sec. Gtd. First Lien Euro Notes, 10.75%, 04/01/19(b)	GBP	100,000	169,121
Moy Park Bondco PLC, REGS, Sr. Unsec. Gtd. Euro Notes, 6.25%, 05/29/21(b)	GBP	100,000	162,211
Nationwide Building Society, Jr. Unsec. Sub. Euro Bonds, 6.00%(c)	GBP	200,000	324,157
NGG Finance PLC, Unsec. Sub. Gtd. Euro Notes, 5.63%, 06/18/73	GBP	250,000	421,554

	Principal Amount		Value

United Kingdom–(continued)

Odeon & UCI Finco PLC, REGS, Sr. Sec. Gtd. First Lien Medium-Term Euro Notes, 9.00%, 08/01/18(b)	GBP	100,000	$162,016
Scottish Widows PLC, Unsec. Sub. Euro Notes, 5.50%, 06/16/23	GBP	150,000	249,123
SSE PLC, Jr. Unsec. Sub. Medium-Term Euro Notes, 5.45%(c)	GBP	400,000	627,368
Travelex Financing PLC, REGS, Sr. Sec. Gtd. First Lien Euro Notes, 8.00%, 08/01/18(b)	GBP	100,000	163,194
United Kingdom Gilt, Series 2025, Unsec. Bonds, 5.00%, 03/07/25	GBP	1,160,000	2,306,281
			5,801,032

United States–1.58%

Bank of America Corp., Series 8, Sr. Unsec. Bonds, 2.31%, 06/26/17	JPY	100,000,000	830,387
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $44,287,357)			41,002,524

U.S. Dollar Denominated Bonds and Notes–14.44%

Brazil–0.58%

Minerva Luxembourg S.A., REGS, Sr. Unsec. Gtd. Euro Notes, 7.75%, 01/31/23(b)		$300,000	302,160

Canada–0.45%

Air Canada Pass Through Trust, Series 2015-1, Class B, Sec. Second Lien Pass Through Ctfs., 3.88%, 03/15/23(b)		237,000	234,479

China–0.77%

Alibaba Group Holding Ltd., Sr. Unsec. Gtd. Notes, 4.50%, 11/28/34(b)		200,000	193,855
Bank of China Ltd., Unsec. Sub. Notes, 5.00%, 11/13/24(b)		200,000	207,312
			401,167

Colombia–0.56%

Ecopetrol S.A., Sr. Unsec. Global Notes, 5.38%, 06/26/26		300,000	291,375

Dominican Repubic–0.62%

Dominican Republic International Bond, Sr. Unsec. Bonds, 5.50%, 01/27/25(b)		322,000	325,220

Morocco–1.10%

OCP S.A., Sr. Unsec. Notes, 4.50%, 10/22/25(b)		600,000	578,250

See accompanying notes which are an integral part of this schedule.

Invesco International Total Return Fund

	Principal Amount	Value

Peru–1.52%

Lima Metro Line 2 Finance Ltd., Sr. Sec. First Lien Bonds, 5.88%, 07/05/34(b)	$500,000	$510,000
Southern Copper Corp., Sr. Unsec. Global Notes, 3.88%, 04/23/25	300,000	288,970
		798,970

Russia–0.38%

Gazprom OAO Via Gaz Capital S.A., Sr. Unsec. Notes, 4.30%, 11/12/15(b)	200,000	201,350

Singapore–0.61%

BOC Aviation Pte. Ltd., Sr. Unsec. Notes, 3.00%, 03/30/20(b)	323,000	319,963

Switzerland–0.94%

Credit Suisse Group AG, Jr. Unsec. Sub. Notes, 6.25%(b)(c)	500,000	491,250

United Kingdom–1.27%

Anglo American Capital PLC, Sr. Unsec. Gtd. Notes, 4.88%, 05/14/25(b)	231,000	211,572
HSBC Holdings PLC, Jr. Unsec. Sub. Global Bonds, 5.63%(c)	250,000	250,346
6.38%(c)	202,000	204,020
		665,938

United States–5.64%

AbbVie Inc., Sr. Unsec. Global Notes, 3.60%, 05/14/25	195,000	192,739
Avaya Inc., Sr. Sec. Gtd. First Lien Notes, 9.00%, 04/01/19(b)	300,000	309,000
Berry Plastics Corp., Sec. Gtd. Second Lien Notes, 5.50%, 05/15/22	200,000	203,000
Cantor Fitzgerald, L.P., Unsec. Notes, 6.50%, 06/17/22(b)	246,000	256,836
Chesapeake Energy Corp., Sr. Unsec. Gtd. Floating Rate Notes, 3.54%, 04/15/19(d)	200,000	170,000
CVS Health Corp., Sr. Unsec. Global Notes, 5.13%, 07/20/45	288,000	307,382
EarthLink Holdings Corp., Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/19	149,000	156,264
EPR Properties, Sr. Unsec. Gtd. Global Notes, 4.50%, 04/01/25	196,000	191,600
Ford Motor Credit Co. LLC, Sr. Unsec. Global Notes, 4.13%, 08/04/25	387,000	389,264
JPMorgan Chase & Co., Series Z, Jr. Unsec. Sub. Global Notes, 5.30%(c)	300,000	298,500
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28	200,000	171,500
Wells Fargo & Co., Series U, Jr. Unsec. Sub. Global Notes, 5.88%(c)	300,000	308,250
		2,954,335
Total U.S. Dollar Denominated Bonds and Notes (Cost $7,616,531)		7,564,457

	Principal Amount	Value

Collateralized Mortgage Obligations–5.55%

United States–5.55%

Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A1, Floating Rate Pass Through Ctfs., 2.68%, 03/25/35(d)	$196,200	$198,365
BLCP Hotel Trust, Series 2014-CLRN, Class C, Floating Rate Pass Through Ctfs., 2.14%, 08/15/29(b)(d)	450,000	452,651
COMM Mortgage Trust, Series 2013-LC6, Class B, Pass Through Ctfs., 3.74%, 01/10/46	300,000	308,629
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, Floating Rate Pass Through Ctfs., 3.04%, 04/19/36(d)	262,809	236,732
JP Morgan Mortgage Trust, Series 2007-A1, Class 2A2, Floating Rate Pass Through Ctfs., 2.48%, 07/25/35(d)	298,684	293,510
Series 2007-A4, Class 3A1, Floating Rate Pass Through Ctfs., 5.04%, 06/25/37(d)	272,357	249,505
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, Floating Rate Pass Through Ctfs., 2.21%, 11/25/35(d)	183,571	180,146
WaMu Mortgage Pass-Through Trust, Series 2005-AR12, Class 1A8, Floating Rate Pass Through Ctfs., 2.33%, 10/25/35(d)	275,755	266,247
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14, Class A1, Floating Rate Pass Through Ctfs., 2.74%, 08/25/35(d)	171,987	169,949
WFRBS Commercial Mortgage Trust, Series 2013-C16, Class A5, Pass Through Ctfs., 4.42%, 09/15/46	500,000	553,240
Total Collateralized Mortgage Obligations (Cost $2,860,983)		2,908,974

	Shares

Money Market Funds–0.55%

Liquid Assets Portfolio –Institutional Class, 0.11% (e)	143,798	143,798
Premier Portfolio –Institutional Class, 0.07% (e)	143,798	143,798
Total Money Market Funds (Cost $287,596)		287,596
Options Purchased–0.04% (Cost $14,520)(f)		20,324
TOTAL INVESTMENTS–98.84% (Cost $55,066,987)		51,783,875
OTHER ASSETS LESS LIABILITIES–1.16%		605,880
NET ASSETS–100.00%		$52,389,755

See accompanying notes which are an integral part of this schedule.

Invesco International Total Return Fund

Investment Abbreviations:

AUD	—Australian Dollar

CAD	—Canadian Dollar

Ctfs.	—Certificates

EUR	—Euro

GBP	—British Pound Sterling

Gtd.	—Guaranteed

JPY	—Japanese Yen

Jr.	—Junior

KRW	—South Korean Won

MXN	—Mexican Peso

NOK	—Norwegian Krona

NZD	—New Zealand Dollar

REGS	—Regulation S

Sec.	—Secured

Sr.	—Senior

Sub.	—Subordinated

Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2015 was $19,335,095, which represented 36.91% of the Fund’s Net Assets.

(c)	Perpetual bond with no specified maturity date.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2015.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.

(f)	The table below details options purchased.

Open Over-The-Counter Foreign Currency Options Purchased - Currency Risk

Currency	Type of Contract	Counterparty	Expiration Date	Strike Price	Notional Value	Value
USD versus CNH	Call	Deutsche Bank Securities Inc.	06/07/16	CNH 6.55	USD 2,000,000	$20,324

    Currency Abbreviations:

    CNH — Chinese Renminbi

    USD — U.S. Dollar

See accompanying notes which are an integral part of this schedule.

Invesco International Total Return Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco International Total Return Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco International Total Return Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Call Options Written and Purchased – The Fund may write call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. An uncovered call option exists without the ownership of the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise price of the option.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current

Invesco International Total Return Fund

G.	Call Options Written and Purchased – (continued)

value of the option purchased. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

H.	Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations as Net realized gain from Investment Securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
I.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of

Invesco International Total Return Fund

I.	Swap Agreements – (continued)

default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of July 31, 2015 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

J.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco International Total Return Fund

NOTE 2 — Additional Valuation Information – (continued)

	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$2,908,974	$—	$2,908,974
Corporate Debt Securities	—	17,947,084	—	17,947,084
Foreign Sovereign Debt Securities	—	30,619,897	—	30,619,897
Money Market Funds	287,596	—	—	287,596
Options Purchased	—	20,324	—	20,324
	287,596	51,496,279	—	51,783,875
Forward Foreign Currency Contracts*	—	106,142	—	106,142
Futures Contracts*	(111,888)	—	—	(111,888)
Total Investments	$175,708	$51,602,421	$—	$51,778,129

* Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of July 31, 2015:

Risk Exposure/ Derivative Type	Value
	Assets	Liabilities
Currency risk: Forward foreign currency contracts (a)	$139,690	$(33,548)
Options purchased (b)	20,324	—
Interest rate risk: Futures contracts (a)	41,213	(153,101)
Total	$201,227	$(186,649)

(a)	Includes cumulative appreciation (depreciation) of forward foreign currency contracts and futures contracts.

(b)	Options purchased at value as reported in the Schedule of Investments.

Effect of Derivative Investments for the nine months ended July 31, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Forward Foreign Currency Contracts	Futures Contracts	Options Purchased (a)	Options Written	Swap Agreements
Realized Gain (Loss):
Currency risk	$ (207,275)	$ —	$ (31,485)	$ (16,224)	$ —
Interest rate risk	—	(658,283)	—	—	—
Market risk	—	—	—	—	(1,246)
Change in Net Unrealized Appreciation (Depreciation):
Currency risk	186,010	—	(5,173)	—	—
Interest rate risk	—	(58,865)	—	—	—
Total	$ (21,265)	$ (717,148)	$ (36,658)	$ (16,224)	$ (1,246)
(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

Invesco International Total Return Fund

NOTE 3 — Derivative Investments – (continued)

The table below summarizes the average notional value of forward foreign currency contracts, futures contracts, options written, options purchased and swap agreements outstanding during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Options Written	Options Purchased	Swap Agreements
Average notional value	$40,164,491	$24,743,798	$2,639,930	$6,558,423	$1,666,000

Open Forward Foreign Currency Contracts
							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
10/30/15	Goldman Sachs International	AUD	1,200,000	USD	886,704	$872,693	$14,011
10/30/15	Goldman Sachs International	AUD	1,549,000	USD	1,133,876	1,126,502	7,374
10/30/15	Goldman Sachs International	CAD	800,000	USD	616,813	611,168	5,645
10/30/15	Citigroup Global Markets Inc.	CHF	750,000	USD	784,962	778,919	6,043
06/13/16	Deutsche Bank Securities Inc.	CNY	2,157,810	USD	338,003	344,113	(6,110)
10/30/15	Citigroup Global Markets Inc.	EUR	628,127	MXN	11,300,000	693,332	5,565
10/30/15	Citigroup Global Markets Inc.	GBP	950,000	USD	1,476,856	1,482,643	(5,787)
10/30/15	Goldman Sachs International	GBP	261,315	JPY	50,000,000	403,812	(3,823)
10/30/15	Goldman Sachs International	JPY	75,770,125	NOK	5,000,000	612,100	(1,360)
10/30/15	Deutsche Bank Securities Inc.	KRW	600,000,000	JPY	64,446,831	519,272	7,621
10/30/15	Citigroup Global Markets Inc.	MXN	11,300,000	USD	703,480	696,341	7,139
10/30/15	Citigroup Global Markets Inc.	MYR	2,000,000	USD	524,728	515,909	8,819

Invesco International Total Return Fund

NOTE 3 — Derivative Investments – (continued)

Open Forward Foreign Currency Contracts – (continued)
							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
10/30/15	Citigroup Global Markets Inc.	NOK	15,845,763	USD	1,950,368	$1,935,940	$ 14,428
10/30/15	Goldman Sachs International	NOK	5,200,000	USD	633,286	635,305	(2,019)
10/30/15	Goldman Sachs International	NZD	3,600,000	USD	2,368,224	2,358,896	9,328
10/30/15	Goldman Sachs International	SEK	5,000,000	USD	582,917	580,648	2,269
10/30/15	Goldman Sachs International	SEK	7,000,000	USD	816,165	812,908	3,257
10/30/15	Citigroup Global Markets Inc.	SGD	2,500,000	USD	1,829,425	1,817,564	11,861
06/13/16	Deutsche Bank Securities Inc.	USD	340,000	CNY	2,157,810	344,113	4,113
10/30/15	Goldman Sachs International	USD	6,604,764	EUR	6,035,000	6,636,930	32,166
10/30/15	Goldman Sachs International	USD	5,494,417	JPY	680,000,000	5,494,468	51
10/30/15	Goldman Sachs International	USD	244,214	JPY	30,000,000	242,403	(1,811)
10/30/15	Citigroup Global Markets Inc.	USD	974,008	NOK	7,922,000	967,862	(6,146)
10/30/15	Goldman Sachs International	USD	1,182,249	NZD	1,800,000	1,179,448	(2,801)
10/30/15	Goldman Sachs International	USD	483,190	SEK	4,129,000	479,499	(3,691)
Total Open Forward Foreign Currency Contracts—Currency Risk							$106,142

Currency Abbreviations:

AUD	— Australian Dollar	CNY	— Chinese Renminbi	JPY	— Japanese Yen	MYR	— Malaysian Ringgit	SEK	— Swedish Krona

CAD	— Canadian Dollar	EUR	— Euro	KRW	— South Korean Won	NOK	— Norwegian Krona	SGD	— Singapore Dollar

CHF	— Swiss Franc	GBP	— British Pound Sterling	MXN	— Mexican Peso	NZD	— New Zealand Dollar	USD	— U.S. Dollar

Invesco International Total Return Fund

NOTE 3 — Derivative Investments – (continued)

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Japanese 10 Year Muni Bonds	Long	49	September-2015	$5,834,294	$41,213
Long Gilt	Long	14	September-2015	2,564,460	(281)
U.S. Treasury 5 Year Notes	Short	101	September-2015	(12,104,219)	(82,992)
U.S. Treasury 10 Year Notes	Short	55	September-2015	(7,009,063)	(48,789)
Euro Bonds	Short	11	September-2015	(1,884,511)	(21,039)
Subtotal—Interest Rate Risk					$(111,888)

Transactions During the Period
Options Written Transactions

Call Options
	Number of Contracts		Notional Value		Notional Value	Premiums Received
Beginning of period	—		—		—	$—
Written	—	CHF	1,100,000	USD	6,200,000	38,505
Closed	—	CHF	(1,100,000)	USD	(4,200,000)	(34,425)
Expired	—	CHF	—	USD	(2,000,000)	(4,080)
End of period	—	CHF	—	USD	—	$—

Put Options
	Number of Contracts		Notional Value		Notional Value	Premiums Received
Beginning of period	—	CHF	—	EUR	—	$—
Written	—	CHF	1,100,000	EUR	2,000,000	68,581
Closed	—	CHF	—	EUR	(2,000,000)	(6,440)
Expired	—	CHF	(1,100,000)	EUR	—	(62,141)
End of period	—	CHF	—	EUR	—	$—

Currency Abbreviations:

CHF — Swiss Franc	EUR — Euro	USD — U.S. Dollar

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2015 was $47,781,217 and $48,288,887, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$656,926
Aggregate unrealized (depreciation) of investment securities	(3,943,349)
Net unrealized appreciation (depreciation) of investment securities	$(3,286,423)
Cost of investments for tax purposes is $55,070,298.

Invesco International Total Return Fund

Invesco Long/Short Equity Fund
Quarterly Schedule of Portfolio Holdings July 31, 2015

invesco.com/us	LSE-QTR-1 07/15	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–93.82%

Aerospace & Defense–1.04%

L-3 Communications Holdings, Inc.	2,050	$236,693

Agricultural Products–2.60%

Bunge Ltd.	2,700	215,595
Ingredion Inc.	4,250	374,850
		590,445

Apparel, Accessories & Luxury Goods–2.47%

Coach, Inc.	7,000	218,400
PVH Corp.	2,950	342,318
		560,718

Biotechnology–1.45%

United Therapeutics Corp. (b)	1,950	330,252

Brewers–1.46%

Molson Coors Brewing Co. -Class B	4,650	330,801

Coal & Consumable Fuels–1.58%

Cameco Corp. (Canada)	23,100	317,163
Peabody Energy Corp.	34,400	41,280
		358,443

Communications Equipment–2.42%

F5 Networks, Inc. (b)	1,350	181,089
Juniper Networks, Inc.	13,000	369,460
		550,549

Computer & Electronics Retail–3.07%

Best Buy Co., Inc.	10,650	343,888
GameStop Corp. -Class A	7,700	353,045
		696,933

Construction Machinery & Heavy Trucks–1.41%

Allison Transmission Holdings, Inc.	11,000	320,980

Consumer Finance–3.18%

Ally Financial Inc. (b)	16,350	372,289
Santander Consumer USA Holdings Inc.	14,500	350,610
		722,899

Data Processing & Outsourced Services–4.52%

Computer Sciences Corp.	5,750	376,223
Western Union Co. (The)	20,900	423,016
Xerox Corp.	20,670	227,783
		1,027,022

	Shares	Value

Department Stores–0.38%

Kohl’s Corp.	1,420	$87,074

Diversified Support Services–0.49%

Cintas Corp.	1,300	111,150

Electric Utilities–1.73%

Entergy Corp.	3,920	278,398
FirstEnergy Corp.	3,400	115,464
		393,862

Electronic Manufacturing Services–1.63%

Flextronics International Ltd. (b)	33,550	369,385

Fertilizers & Agricultural Chemicals–0.24%

Mosaic Co. (The)	1,250	53,675

Gas Utilities–2.63%

AGL Resources Inc.	5,950	286,076
National Fuel Gas Co.	5,350	289,274
UGI Corp.	600	21,924
		597,274

Gold–1.05%

Newmont Mining Corp.	13,950	239,522

Health Care Equipment–2.08%

Hologic, Inc. (b)	11,350	472,841

Health Care Facilities–1.66%

Universal Health Services, Inc. -Class B	2,600	377,598

Health Care Services–1.53%

Quest Diagnostics Inc.	4,700	346,907

Health Care Supplies–1.65%

DENTSPLY International Inc.	5,900	335,769
Halyard Health Inc. (b)	950	38,703
		374,472

Home Entertainment Software–0.87%

Electronic Arts Inc. (b)	2,750	196,763

Home Furnishings–1.18%

Leggett & Platt, Inc.	5,600	267,736

Independent Power Producers & Energy Traders–0.15%

Talen Energy Corp. (b)	2,200	34,606

Integrated Oil & Gas–0.32%

Cenovus Energy Inc. (Canada)	5,050	73,629

See accompanying notes which are an integral part of this schedule.

Invesco Long/Short Equity Fund

	Shares	Value

Integrated Telecommunication Services–0.10%

Windstream Holdings Inc.	4,500	$21,825

Internet Retail–2.16%

Expedia, Inc.	4,050	491,832

Internet Software & Services–1.76%

VeriSign, Inc. (b)	5,650	400,811

IT Consulting & Other Services–1.72%

CGI Group Inc. -Class A (Canada)(b)	1,250	46,675
Leidos Holdings, Inc.	8,450	344,760
		391,435

Leisure Products–1.51%

Hasbro, Inc.	4,350	342,519

Life & Health Insurance–1.62%

Lincoln National Corp.	4,680	263,578
Unum Group	2,900	103,936
		367,514

Mortgage REIT’s–1.26%

Annaly Capital Management Inc.	28,750	286,063

Office REIT’s–1.02%

Alexandria Real Estate Equities, Inc.	2,500	231,775

Office Services & Supplies–1.45%

Pitney Bowes Inc.	15,700	328,444

Oil & Gas Drilling–3.58%

Ensco PLC -Class A	12,400	205,592
Noble Corp. PLC	25,400	303,530
Transocean Ltd.	22,900	303,654
		812,776

Oil & Gas Equipment & Services–1.72%

Cameron International Corp. (b)	2,000	100,920
Superior Energy Services, Inc.	17,050	289,850
		390,770

Oil & Gas Exploration & Production–3.24%

California Resources Corp.	8,850	37,435
Chesapeake Energy Corp.	22,950	198,747
Denbury Resources Inc.	40,600	159,964
Murphy Oil Corp.	8,000	262,320
Newfield Exploration Co. (b)	2,400	78,696
		737,162

Oil & Gas Refining & Marketing–3.49%

HollyFrontier Corp.	7,250	349,885
Tesoro Corp.	4,550	442,897
		792,782

Packaged Foods & Meats–1.76%

ConAgra Foods, Inc.	1,850	81,511

	Shares	Value

Packaged Foods & Meats–(continued)

Pilgrim’s Pride Corp.	14,700	$318,108
		399,619

Paper Packaging–1.46%

Avery Dennison Corp.	5,450	331,633

Regional Banks–1.60%

CIT Group, Inc.	7,750	364,560

Reinsurance–2.61%

Everest Re Group, Ltd.	1,900	347,928
Reinsurance Group of America, Inc.	2,550	246,126
		594,054

Residential REIT’s–1.03%

UDR, Inc.	6,950	234,980

Restaurants–1.91%

Darden Restaurants, Inc.	5,900	435,184

Retail REIT’s–1.73%

Regency Centers Corp.	5,550	355,033
Urban Edge Properties	1,725	37,036
		392,069

Security & Alarm Services–1.34%

ADT Corp. (The)	8,850	305,591

Semiconductors–1.62%

NVIDIA Corp.	18,400	367,080

Soft Drinks–1.96%

Dr Pepper Snapple Group, Inc.	5,550	445,221

Specialized Finance–1.49%

NASDAQ OMX Group, Inc. (The)	6,650	339,349

Specialized REIT’s–1.94%

Extra Space Storage Inc.	6,000	441,120

Steel–1.41%

United States Steel Corp.	16,450	320,282

Systems Software–0.71%

CA, Inc.	5,550	161,699

Technology Hardware, Storage & Peripherals–2.40%

Lexmark International, Inc. -Class A	7,450	253,225
NetApp, Inc.	9,400	292,810
		546,035

Tires & Rubber–1.43%

Goodyear Tire & Rubber Co. (The)	10,750	323,898
Total Common Stocks & Other Equity Interests (Cost $21,371,264)		21,320,311

See accompanying notes which are an integral part of this schedule.

Invesco Long/Short Equity Fund

	Shares	Value

Money Market Funds–4.29%

Liquid Assets Portfolio –Institutional Class, 0.11% (c)	487,635	$487,635
Premier Portfolio –Institutional Class, 0.07% (c)	487,634	487,634
Total Money Market Funds (Cost $975,269)		975,269
TOTAL INVESTMENTS–98.11% (Cost $22,346,533)		22,295,580
OTHER ASSETS LESS LIABILITIES–1.89%		428,663
NET ASSETS–100.00%		$22,724,243

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.

Open Total Return Swap Agreements
Reference Entity	Counterparty	Expiration Dates	Floating Rate Index(1)	Notional Amount	Unrealized Appreciation (Depreciation)(2)	Net Value of Reference Entities
Equity Securities - Long	Morgan Stanley & Co. LLC	12/21/2015	Federal Funds floating rate	$22,489,556	$(32,477)(3)	$22,438,436
Equity Securities - Short	Morgan Stanley & Co. LLC	12/21/2015	Federal Funds floating rate	(22,404,165)	222,805(4)	(22,161,854)
Total Return Swap Agreements – Equity Risk					$190,328
(1)	The Fund receives or pays the total return on the long and short positions underlying the total return swap and pays or receives a specific Federal Funds floating rate.
(2)	Swaps collateralized by $59,739 cash held with Morgan Stanley & Co. LLC, the Counterparty.
(3)	Amount includes $18,643 of dividends receivable and fees from the Fund to the Counterparty.
(4)	Amount includes $(19,506) of dividends payable and fees from the Fund to the Counterparty.

See accompanying notes which are an integral part of this schedule.

Invesco Long/Short Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. LLC as of July 31, 2015.

	Shares	Value

Equity Securities - Long

Aerospace & Defense

Boeing Co. (The)	2,350	$338,800
L-3 Communications Holdings, Inc.	800	92,368
		431,168

Agricultural Products

Archer-Daniels-Midland Co.	7,350	348,537
Bunge Ltd.	1,700	135,745
		484,282

Air Freight & Logistics

United Parcel Service, Inc. -Class B	3,600	368,496

Apparel, Accessories & Luxury Goods

Coach, Inc.	3,700	115,440

Asset Management & Custody Banks

State Street Corp.	4,400	336,864

Biotechnology

Amgen Inc.	1,900	335,521
Gilead Sciences, Inc.	3,450	406,617
		742,138

Cable & Satellite

Comcast Corp.	5,850	365,098

Coal & Consumable Fuels

Cameco Corp.	1,600	21,968

Commodity Chemicals

LyondellBasell Industries N.V. -Class A	4,250	398,777

Communications Equipment

Cisco Systems, Inc.	13,150	373,723
F5 Networks, Inc.	1,400	187,796
Palo Alto Networks, Inc.	2,400	445,992
		1,007,511

Consumer Finance

Capital One Financial Corp.	4,100	333,330

Data Processing & Outsourced Services

Xerox Corp.	6,130	67,553

Department Stores

Kohl’s Corp.	4,280	262,450

Diversified Banks

Bank of America Corp.	18,550	331,674
Citigroup Inc.	6,300	368,298
JPMorgan Chase & Co.	4,850	332,370
		1,032,342

	Shares	Value

Diversified Support Services

Cintas Corp.	3,150	$269,325

Drug Retail

CVS Health Corp.	3,400	382,398

Electric Utilities

Edison International	5,600	336,056
Entergy Corp.	480	34,090
Exelon Corp.	10,500	336,945
FirstEnergy Corp.	5,700	193,572
		900,663

Environmental & Facilities Services

Waste Management, Inc.	6,600	337,458

Fertilizers & Agricultural Chemicals

Mosaic Co. (The)	6,600	283,404

General Merchandise Stores

Target Corp.	4,300	351,955

Gold

Newmont Mining Corp.	5,100	87,567

Health Care Distributors

AmerisourceBergen Corp.	3,750	396,562
Cardinal Health, Inc.	4,050	344,169
		740,731

Health Care Equipment

Boston Scientific Corp.	7,350	127,449
C. R. Bard, Inc.	1,400	275,310
St. Jude Medical, Inc.	3,150	232,533
		635,292

Health Care Facilities

HCA Holdings, Inc.	4,750	441,797
Universal Health Services, Inc	50	7,262
		449,059

Health Care Services

Express Scripts Holding Co.	4,850	436,839

Home Entertainment Software

Electronic Arts, Inc.	3,100	221,805

Home Furnishings

Leggett & Platt, Inc.	1,150	54,981

Home Improvement Retail

Lowe’s Cos., Inc.	4,950	343,332

Integrated Oil & Gas

Cenovus Energy Inc.	18,350	267,543
Occidental Petroleum Corp.	4,350	305,370
Suncor Energy, Inc.	12,650	356,224
		929,137

See accompanying notes which are an integral part of this schedule.

Invesco Long/Short Equity Fund

	Shares	Value

Integrated Telecommunication Services
CenturyLink Inc.	1,500	$42,900

Internet Software & Services

IAC/InterActiveCorp	4,300	332,218
Yahoo! Inc.	8,900	326,363
		658,581

Life & Health Insurance

Lincoln National Corp.	2,320	130,662
MetLife, Inc.	5,950	331,653
		462,315

Life Sciences Tools & Services

Waters Corp.	2,450	327,051

Managed Health Care

UnitedHealth Group Inc.	2,750	333,850

Multi-Line Insurance

American International Group, Inc.	3,650	234,038

Multi-Utilities

PG&E Corp.	6,800	357,068
Public Service Enterprise Group Inc.	7,900	329,193
		686,261

Oil & Gas Drilling

Ensco PLC	6,300	104,454

Oil & Gas Equipment & Services

Cameron International Corp.	5,650	285,099

Oil & Gas Exploration & Production

Canadian Natural Resources Ltd.	14,200	346,196
Chesapeake Energy Corp.	1,400	12,124
Hess Corp.	5,400	318,654
Murphy Oil Corp.	1,800	59,022
		735,996

Oil & Gas Refining & Marketing

Valero Energy Corp.	6,750	442,800

Packaged Foods & Meats

ConAgra Foods, Inc.	5,850	257,751
Pilgrim’s Pride Corp.	2,050	44,362
		302,113

Paper Packaging

Sealed Air Corp.	6,650	353,581

Pharmaceuticals

Pfizer, Inc.	10,850	391,251
Zoetis, Inc.	7,000	342,860
		734,111

Property & Casualty Insurance

Travelers Cos., Inc. (The)	3,450	366,114

	Shares	Value

Regional Banks

Regions Financial Corp.	31,950	$331,961
SunTrust Banks, Inc.	7,650	339,201
Zions Bancorp.	10,800	336,852
		1,008,014

Residential REIT’s

Equity Residential	4,600	344,126

Retail REIT’s

General Growth Properties, Inc.	13,600	369,104

Semiconductors

Intel Corp.	11,650	337,268

Soft Drinks

Coca-Cola Enterprises, Inc.	7,550	385,654

Specialty Chemicals

Ashland, Inc.	2,800	320,096

Systems Software

Microsoft Corp.	8,650	403,955

Technology Hardware, Storage & Peripherals

Apple Inc.	3,500	424,550
Hewlett-Packard Co.	10,850	331,142
NetApp, Inc.	1,150	35,822
		791,514

Tires & Rubber

Goodyear Tire & Rubber Co. (The)	600	18,078
Total Equity Securities - Long		22,438,436

See accompanying notes which are an integral part of this schedule.

Invesco Long/Short Equity Fund

	Shares	Value

Equity Securities - Short

Aerospace & Defense

Precision Castparts Corp.	(1,600)	$(311,872)

Apparel, Accessories & Luxury Goods

Gildan Activewear Inc.	(8,950)	(288,906)
Hanesbrands, Inc.	(2,600)	(80,678)
Michael Kors Holdings Ltd.	(8,350)	(350,616)
Under Armour, Inc. -Class A	(3,350)	(332,756)
		(1,052,956)

Application Software

Workday, Inc. -Class A	(4,000)	(337,320)

Auto Parts & Equipment

BorgWarner Inc.	(6,400)	(318,144)

Automobile Manufacturers

General Motors Co.	(10,500)	(330,855)
Tesla Motors, Inc.	(1,250)	(332,688)
		(663,543)

Automotive Retail

CarMax, Inc.	(5,200)	(335,452)

Biotechnology

Alnylam Pharmaceuticals Inc.	(2,550)	(324,946)
BioMarin Pharmaceutical Inc.	(2,300)	(336,421)
Celgene Corp.	(2,500)	(328,125)
Puma Biotechnology, Inc.	(3,650)	(330,690)
Vertex Pharmaceuticals Inc.	(2,650)	(357,750)
		(1,677,932)

Building Products

Fortune Brands Home & Security Inc.	(4,450)	(212,487)

Casinos & Gaming

MGM Resorts International	(18,350)	(360,027)
Wynn Resorts Ltd.	(3,450)	(356,144)
		(716,171)

Commodity Chemicals

Methanex Corp.	(7,200)	(324,648)

Construction Materials

Martin Marietta Materials, Inc.	(2,100)	(329,322)

Consumer Electronics

Garmin Ltd.	(7,850)	(328,993)

Data Processing & Outsourced Services

MasterCard, Inc. -Class A	(3,450)	(336,030)

Distributors

LKQ Corp.	(10,700)	(336,622)

Diversified Metals & Mining

Freeport-McMoRan Inc.	(26,850)	(315,487)

	Shares	Value

Diversified REIT’s

VEREIT, Inc.	(38,600)	$(338,136)
W. P. Carey Inc.	(2,100)	(128,499)
		(466,635)

Fertilizers & Agricultural Chemicals

Agrium Inc.	(550)	(56,243)
CF Industries Holdings, Inc.	(5,650)	(334,480)
		(390,723)

Gold

Franco-Nevada Corp.	(8,200)	(332,428)
Goldcorp, Inc.	(26,050)	(345,944)
		(678,372)

Health Care Equipment

IDEXX Laboratories, Inc.	(4,650)	(338,194)

Homebuilding

Lennar Corp. -Class A	(6,500)	(344,760)

Industrial Machinery

Colfax Corp.	(8,700)	(331,818)

Insurance Brokers

Arthur J. Gallagher & Co.	(5,150)	(244,264)

Integrated Oil & Gas

Chevron Corp.	(3,600)	(318,528)
Exxon Mobil Corp.	(4,000)	(316,840)
		(635,368)

Internet Retail

Amazon.com, Inc.	(620)	(332,413)

Internet Software & Services

Google Inc. -Class A	(460)	(302,450)
Google Inc. -Class C	(40)	(25,024)
Twitter, Inc.	(10,700)	(331,807)
		(659,281)

Investment Banking & Brokerage

Charles Schwab Corp. (The)	(9,600)	(334,848)

Oil & Gas Drilling

Diamond Offshore Drilling, Inc.	(11,400)	(250,230)
Helmerich & Payne, Inc.	(4,800)	(277,152)
Rowan Cos. PLC -Class A	(13,750)	(236,913)
		(764,295)

Oil & Gas Exploration & Production

Antero Resources Corp.	(11,800)	(324,618)
Cobalt International Energy, Inc.	(34,150)	(263,296)
Continental Resources, Inc.	(9,550)	(319,065)
Pioneer Natural Resources Co.	(2,550)	(323,264)
Southwestern Energy Co.	(17,400)	(323,640)
Whiting Petroleum Corp.	(14,450)	(296,081)
		(1,849,964)

See accompanying notes which are an integral part of this schedule.

Invesco Long/Short Equity Fund

	Shares	Value

Oil & Gas Storage & Transportation

Cheniere Energy, Inc.	(4,900)	$(337,953)
Enbridge Inc.	(6,450)	(280,962)
ONEOK, Inc.	(8,300)	(313,657)
Pembina Pipeline Corp.	(8,300)	(241,447)
		(1,174,019)

Packaged Foods & Meats

Keurig Green Mountain Inc.	(4,450)	(333,928)

Paper Packaging

Packaging Corp. of America	(3,950)	(279,621)

Property & Casualty Insurance

Markel Corp.	(230)	(204,642)

Railroads

Kansas City Southern	(3,300)	(327,327)

Real Estate Development

Howard Hughes Corp.	(2,450)	(333,102)

Restaurants

Chipotle Mexican Grill, Inc.	(440)	(326,581)

Semiconductor Equipment

SunEdison, Inc.	(13,100)	(304,968)

Semiconductors

Cree, Inc.	(12,250)	(301,962)
First Solar, Inc.	(2,450)	(108,535)
Micron Technology, Inc.	(16,850)	(311,894)
Qorvo, Inc.	(4,750)	(275,263)
		(997,654)

Silver

Silver Wheaton Corp.	(25,400)	(332,232)

Specialty Stores

Signet Jewelers Ltd.	(2,750)	(333,355)

Steel

Allegheny Technologies, Inc.	(12,500)	(266,500)

Systems Software

NetSuite Inc.	(3,400)	(336,056)

Technology Hardware, Storage & Peripherals

3D Systems Corp.	(12,250)	(161,210)

Trading Companies & Distributors

MSC Industrial Direct Co., Inc. -Class A	(1,250)	(89,075)
United Rentals, Inc.	(5,000)	(334,950)
W.W. Grainger, Inc.	(550)	(125,791)
		(549,816)

	Shares	Value

Wireless Telecommunication Services

SBA Communications Corp. -Class A	(2,850)	$(344,052)
Sprint Corp.	(65,550)	(220,904)
T-Mobile US, Inc.	(9,050)	(367,973)
		(932,929)
Total Equity Securities - Short		(22,161,854)

See accompanying notes which are an integral part of this schedule.

Invesco Long/Short Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Long/Short Equity Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, volatility, variance, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, equity, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, volatility, variance, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying equity securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the

Invesco Long/Short Equity Fund

D.	Swap Agreements – (continued)

Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

E.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
F.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$22,295,580	$—	$—	$22,295,580
Swap Agreements*	—	190,328	—	190,328
Total Investments	$22,295,580	$190,328	$—	$22,485,908

* Unrealized appreciation.

Invesco Long/Short Equity Fund

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of July 31, 2015:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Equity risk:
Swap agreements	$222,805	$(32,477)

Effect of Derivative Investments for the nine months ended July 31, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Swap Agreements
Realized Gain (Loss):
Equity risk	$(221,655)
Change in Unrealized Appreciation:
Equity risk	561,766
Total	$340,111

The table below summarizes the average notional value of swap agreements outstanding during the period.

Swap Agreements
Average notional value	$56,691,145

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2015 was $19,040,993 and $25,616,410, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,838,237
Aggregate unrealized (depreciation) of investment securities	(2,389,869)
Net unrealized appreciation (depreciation) of investment securities	$(551,632)
Cost of investments for tax purposes is $22,847,212.

Invesco Long/Short Equity Fund

Invesco Low Volatility Emerging Markets Fund Quarterly Schedule of Portfolio Holdings July 31, 2015

invesco.com/us	LVEM-QTR-1 07/15	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.03%

Brazil–11.42%

Banco do Brasil S.A.	1,300	$8,278
BRF S.A.	2,300	48,054
CESP - Cia Energetica de Sao Paulo -Class B -Preference Shares	4,500	24,921
Cia Brasileira de Distribuicao -Preference Shares	1,100	23,914
Companhia de Transmissao de Energia Eletrica Paulista -Preference Shares	2,000	24,179
Companhia Energetica de Minas Gerais -ADR	5,400	14,850
Fibria Celulose S.A. -ADR	3,567	47,513
JBS S.A.	9,500	42,455
Lojas Renner S.A.	1,300	41,218
Multiplus S.A.	3,000	36,313
Porto Seguro S.A.	1,800	20,500
Telefonica Brasil S.A. -ADR	1,800	23,436
Transmissora Alianca de Energia Eletrica S.A.	3,900	23,694
WEG S.A.	1,820	9,920
		389,245

Chile–3.09%

Aguas Andinas S.A. -Class A	37,152	19,692
Compania Cervecerias Unidas S.A. -ADR	800	16,880
Empresa Nacional de Electricidad S.A.	19,048	26,082
Enersis S.A.	140,709	42,511
		105,165

China–4.87%

Chongqing Rural Commercial Bank Co., Ltd. -Class H	60,000	42,736
Huadian Power International Corp. Ltd. -Class H	42,000	42,274
Shanghai Bailian Group Co. Ltd. -Class B	9,416	18,550
Shenzhen Expressway Co. Ltd. -Class H	22,000	16,259
Zhejiang Expressway Co., Ltd. -Class H	40,000	46,076
		165,895

Colombia–1.04%

Banco Davivienda S.A.	1,063	9,772
Bancolombia S.A. -ADR	500	19,300
Cemex Latam Holdings S.A. (a)	1,459	6,403
		35,475

India–1.47%

Rural Electrification Corp. Ltd.	11,873	50,168

Indonesia–3.43%

PT Astra Agro Lestari Tbk	10,300	15,272

	Shares	Value

Indonesia–(continued)

PT Indofood Sukses Makmur Tbk	61,100	$27,529
PT Telekomunikasi Indonesia Persero Tbk	228,700	49,560
PT United Tractors Tbk	16,400	24,424
		116,785

Malaysia–4.73%

British American Tobacco Malaysia Berhad	700	12,334
DiGi.Com Berhad	6,600	9,303
Hong Leong Financial Group Berhad	2,100	8,694
IJM Corp. Berhad	26,300	46,582
IOI Corp. Berhad	38,600	42,721
Tenaga Nasional Berhad	13,100	41,718
		161,352

Mexico–8.21%

Alpek S.A.B. de C.V.	11,600	16,004
Arca Continental S.A.B. de C.V.	7,600	45,646
Gentera S.A.B. de C.V.	17,700	30,474
Gruma, S.A.B. de C.V.-Class B	3,900	51,025
Grupo Aeroportuario del Pacifico S.A.B. de C.V. -ADR	600	47,328
Grupo Mexico S.A.B. de C.V. -Series B	15,900	43,430
Industrias Bachoco, S.A. -Series B	2,800	13,381
Industrias Peñoles, S.A.B. de C.V.	1,435	21,868
Megacable Holdings S.A.B. de C.V. -Series CPO	2,600	10,541
		279,697

Philippines–0.32%

DMCI Holdings Inc.	42,500	11,024

Poland–3.14%

KGHM Polska Miedz S.A.	1,441	36,293
Powszechna Kasa Oszczednosci Bank Polski S.A.	3,286	25,455
Powszechny Zaklad Ubezpieczen S.A.	396	45,306
		107,054

Russia–5.06%

Gazprom PAO -ADR	4,297	19,981
Mining and Metallurgical Co. Norilsk Nickel OJSC -ADR	2,553	39,469
Mobile TeleSystems PJSC -ADR	3,100	25,420
Moscow Exchange OAO (a)	34,653	39,647
Tatneft -ADR	1,647	47,752
		172,269

South Africa–11.37%

AVI Ltd.	7,562	47,856
FirstRand Ltd.	11,470	49,613
Imperial Holdings Ltd.	2,437	32,930
Liberty Holdings Ltd.	1,476	16,585

See accompanying notes which are an integral part of this schedule.

Invesco Low Volatility Emerging Markets Fund

	Shares	Value

South Africa–(continued)

Mondi Ltd.	1,447	$34,620
Mr. Price Group Ltd.	2,508	49,980
Nedbank Group Ltd.	2,434	48,773
Netcare Ltd.	15,802	50,652
Sibanye Gold Ltd.	21,050	27,808
SPAR Group Ltd. (The)	1,840	28,769
		387,586

South Korea–17.96%

AMOREPACIFIC Group	292	48,529
Coway Co., Ltd.	621	51,681
Hanwha Corp.	1,326	53,819
Hyosung Corp.	420	50,964
Hyundai Development Co.	770	46,056
Hyundai Marine & Fire Insurance Co., Ltd.	1,016	27,520
Kangwon Land Inc.	1,462	53,280
Kia Motors Corp.	1,173	43,688
Korean Air Lines Co., Ltd. (a)	1,265	37,855
KT&G Corp.	607	57,053
LG Display Co. Ltd.	1,837	34,863
LS Corp.	561	18,694
LS Industrial Systems Co., Ltd.	251	11,136
Samsung Electronics Co., Ltd.	39	39,179
SK Hynix Inc.	1,193	37,707
		612,024

Taiwan–13.87%

AU Optronics Corp.	137,000	44,283
China Steel Corp.	62,000	44,237
Chunghwa Telecom Co., Ltd.	8,000	24,751
CTBC Financial Holding Co. Ltd.	72,000	52,054
Fubon Financial Holding Co. Ltd.	24,000	43,643
Highwealth Construction Corp.	16,000	32,834
Hon Hai Precision Industry Co., Ltd.	11,000	31,351
Innolux Corp.	123,000	42,715
Pegatron Corp.	15,000	42,052
Pou Chen Corp.	34,000	48,089
Taiwan Cement Corp.	37,000	39,950
Wan Hai Lines Ltd.	32,000	26,721
		472,680

Thailand–0.73%

PTT Global Chemical PCL	14,200	25,029

Turkey–3.69%

TAV Havalimanlari Holding A.S.	6,002	45,698
Turkiye Is Bankasi -Class C	21,724	42,330
Ulker Biskuvi Sanayi A.S.	6,739	37,597
		125,625

United Arab Emirates–0.63%

Air Arabia	48,728	21,360
Total Common Stocks & Other Equity Interests (Cost $3,491,930)		3,238,433

	Shares	Value

Money Market Funds–2.13%

Liquid Assets Portfolio –Institutional Class, 0.11%(b)	36,316	$36,316
Premier Portfolio –Institutional Class, 0.07%(b)	36,315	36,315
Total Money Market Funds (Cost $72,631)		72,631
TOTAL INVESTMENTS–97.16% (Cost $3,564,561)		3,311,064
OTHER ASSETS LESS LIABILITIES–2.84%		96,823
NET ASSETS–100.00%		$3,407,887

Investment Abbreviations:

ADR	— American Depositary Receipt
CPO	—Certificates of Ordinary Participation

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco Low Volatility Emerging Markets Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Low Volatility Emerging Markets Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Low Volatility Emerging Markets Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent

Invesco Low Volatility Emerging Markets Fund

NOTE 2 — Additional Valuation Information – (continued)

uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2015, there were transfers from Level 1 to Level 2 of $313,832 and from Level 2 to Level 1 of $960,076, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Brazil	$389,245	$—	$—	$389,245
Chile	105,165	—	—	105,165
China	64,626	101,269	—	165,895
Colombia	35,475	—	—	35,475
India	50,168	—	—	50,168
Indonesia	42,801	73,984	—	116,785
Malaysia	114,770	46,582	—	161,352
Mexico	279,697	—	—	279,697
Philippines	—	11,024	—	11,024
Poland	107,054	—	—	107,054
Russia	132,622	39,647	—	172,269
South Africa	179,567	208,019	—	387,586
South Korea	286,257	325,767	—	612,024
Taiwan	397,046	75,634	—	472,680
Thailand	25,029	—	—	25,029
Turkey	88,028	37,597	—	125,625
United Arab Emirates	21,360	—	—	21,360
United States	72,631	—	—	72,631
	2,391,541	919,523	—	3,311,064
Futures Contracts*	(6,850)	—	—	(6,850)
Total Investments	$2,384,691	$919,523	$—	$3,304,214
* Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

Open Futures Contracts at period-end(a)
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Mini Index	Long	3	September-2015	$135,000	$(6,850)
(a)	Futures contracts collateralized by $5,550 cash held with Merrill Lynch, the futures commission merchant.

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2015 was $3,309,135 and $3,225,368, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$225,017
Aggregate unrealized (depreciation) of investment securities	(488,623)
Net unrealized appreciation (depreciation) of investment securities	$(263,606)
Cost of investments for tax purposes is $3,574,670.

Invesco Low Volatility Emerging Markets Fund

Invesco Macro International Equity Fund
Quarterly Schedule of Portfolio Holdings July 31, 2015

invesco.com/us	MIE-QTR-1 07/15	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–90.76%

Australia–8.74%

Adelaide Brighton Ltd.	2,167	$7,482
AGL Energy Ltd.	603	7,340
ALS Ltd.	2,138	8,376
Alumina Ltd.	6,354	6,897
Amcor Ltd.	686	7,225
AMP Ltd.	1,599	7,710
Ansell Ltd.	381	6,979
APA Group	1,117	7,405
Aristocrat Leisure Ltd.	1,273	7,993
Asciano Ltd.	1,446	8,575
ASX Ltd.	246	7,984
Aurizon Holdings Ltd.	1,877	7,271
AusNet Services	7,765	7,879
Australia and New Zealand Banking Group Ltd.	300	7,166
Bank of Queensland Ltd.	765	7,677
Bendigo and Adelaide Bank Ltd.	789	7,564
BHP Billiton Ltd.	346	6,654
BHP Billiton PLC	1,483	27,385
BlueScope Steel Ltd.	2,879	7,617
Boral Ltd.	1,631	7,907
Brambles Ltd.	906	7,195
Caltex Australia Ltd.	299	7,538
carsales.com Ltd.	970	7,680
Challenger Ltd.	1,437	7,517
Charter Hall Group	2,153	7,434
CIMIC Group Ltd.	519	9,028
Coca-Cola Amatil Ltd.	1,052	7,128
Cochlear Ltd.	121	8,094
Commonwealth Bank of Australia	116	7,413
Computershare Ltd.	801	7,226
Crown Resorts Ltd.	762	7,578
CSL Ltd.	112	8,091
CSR Ltd.	2,492	6,812
DEXUS Property Group	1,304	7,399
Domino’s Pizza Enterprises Ltd.	269	7,941
Downer EDI Ltd.	1,975	6,568
DUET Group	3,974	6,390
DuluxGroup Ltd.	1,693	7,514
Echo Entertainment Group Ltd.	2,241	8,222
Fairfax Media Ltd.	11,156	6,931
Federation Centres	3,328	7,297
Flight Centre Travel Group Ltd.	224	5,823
Fortescue Metals Group Ltd.	5,531	7,499
Goodman Group	1,508	7,185
GPT Group	2,231	7,507
Harvey Norman Holdings Ltd.	2,075	6,764
Healthscope Ltd.	3,704	7,418
Iluka Resources Ltd.	1,500	8,639
Incitec Pivot Ltd.	2,460	6,509
Insurance Australia Group Ltd.	1,707	7,334
Investa Office Fund	2,517	7,275
IOOF Holdings Ltd.	921	6,220
JB Hi-Fi Ltd.	482	6,795
Lend Lease Group	629	7,167

	Shares	Value

Australia–(continued)

Macquarie Group Ltd.	121	$7,265
Magellan Financial Group Ltd.	543	7,344
Mirvac Group	5,180	7,146
National Australia Bank Ltd.	292	7,403
Newcrest Mining Ltd. (a)	726	5,992
Nufarm Ltd.	1,265	7,138
Oil Search Ltd.	1,307	7,108
Orica Ltd.	439	6,164
Origin Energy Ltd.	751	6,214
Orora Ltd.	4,631	7,887
OZ Minerals Ltd.	2,167	5,892
Perpetual Ltd.	189	6,185
Primary Health Care Ltd.	2,169	7,292
Qantas Airways Ltd. (a)	3,087	8,461
QBE Insurance Group Ltd.	717	7,651
Ramsay Health Care Ltd.	160	7,805
REA Group Ltd.	248	7,849
Recall Holdings Ltd.	1,358	7,137
Santos Ltd.	1,174	6,331
Scentre Group	2,524	7,305
Seek Ltd.	595	6,567
Shopping Centres Australasia Property Group	4,566	7,142
Slater & Gordon Ltd.	1,566	3,894
Sonic Healthcare Ltd.	454	6,859
Spark Infrastructure Group	5,126	7,237
Spotless Group Holdings Ltd.	4,462	6,376
Stockland	2,294	7,117
Suncorp Group Ltd.	728	7,593
Sydney Airport	1,888	7,754
Tabcorp Holdings Ltd.	2,125	7,520
Tatts Group Ltd.	2,583	7,502
Telstra Corp. Ltd.	1,601	7,586
TPG Telecom Ltd.	1,124	7,797
Transurban Group	974	7,098
Treasury Wine Estates Ltd.	1,976	8,319
Washington H. Soul Pattinson & Co. Ltd.	719	7,200
Wesfarmers Ltd.	244	7,558
Westfield Corp.	1,079	7,910
Westpac Banking Corp.	299	7,618
Woodside Petroleum Ltd.	275	7,166
Woolworths Ltd.	360	7,516
WorleyParsons Ltd.	1,010	6,792
		719,907

Austria–0.17%

Erste Group Bank AG (a)	245	7,343
Voestalpine AG	158	6,781
		14,124

Belgium–0.52%

Ageas	193	7,933
Anheuser-Busch InBev N.V.	57	6,793
Delhaize Group	77	6,942
KBC Groep N.V.	106	7,387
Solvay S.A.	48	6,418
UCB S.A.	93	7,196
		42,669

See accompanying notes which are an integral part of this schedule.

Invesco Macro International Equity Fund

	Shares	Value

Brazil–0.35%

Ambev S.A.	1,100	$6,217
Cia Brasileira de Distribuicao -Preference Shares	200	4,348
Klabin S.A. (b)	1,100	6,799
M Dias Branco S.A.	200	4,487
WEG S.A.	1,300	7,086
		28,937

Chile–0.84%

Banco de Chile	107,832	11,596
Banco Santander Chile	164,615	8,330
Corpbanca S.A.	639,231	6,470
Empresa Nacional de Electricidad S.A.	5,528	7,569
Empresas CMPC S.A.	2,668	7,012
Empresas COPEC S.A.	964	9,677
Enersis S.A.	24,865	7,512
S.A.C.I. Falabella	946	6,174
Sonda S.A.	2,726	5,023
		69,363

China–1.26%

AAC Technologies Holdings Inc.	1,500	8,513
Agricultural Bank of China Ltd. -Class H	13,000	5,869
China Construction Bank Corp. -Class H	7,000	5,700
China National Building Material Co. Ltd. -Class H	6,000	4,520
CITIC Ltd.	4,000	7,132
COSCO Pacific Ltd.	4,000	5,205
FIH Mobile Ltd.	13,000	6,791
Hengan International Group Co. Ltd.	500	5,589
Industrial & Commercial Bank of China Ltd. -Class H	8,000	5,495
Jiangsu Expressway Co. Ltd. -Class H	4,000	4,974
Shenzhou International Group Holdings Ltd.	2,000	10,513
Sun Art Retail Group Ltd.	11,000	8,372
Tingyi (Cayman Islands) Holding Corp.	4,000	7,673
Tsingtao Brewery Co. Ltd. -Class H	2,000	10,702
Yangzijiang Shipbuilding (Holdings) Ltd.	7,200	6,770
		103,818

Colombia–0.23%

Bancolombia S.A. -Preference Shares	672	6,453
Grupo Aval Acciones y Valores S.A. -Preference Shares	15,761	6,785
Grupo de Inversiones Suramericana S.A.	432	5,549
		18,787

Czech Republic–0.18%

CEZ A.S.	333	8,071
Komercni Banka A.S.	31	6,932
		15,003

Denmark–0.84%

A. P. Moller - Maersk AS -Class B	5	8,514
Carlsberg AS -Class B	104	9,061
Coloplast AS -Class B	142	10,240
Danske Bank AS	320	9,994
Novo Nordisk AS -Class B	175	10,333
Pandora AS	91	10,232

	Shares	Value

Denmark–(continued)

Vestas Wind Systems AS	197	$10,753
		69,127

Egypt–0.08%

Commercial International Bank Egypt S.A.E.	922	6,650

Finland–0.50%

Fortum Oyj	370	6,501
Kone Oyj -Class B	171	7,166
Nokia Oyj	887	6,263
Sampo Oyj -Class A	138	6,820
UPM-Kymmene Oyj	397	7,325
Wartsila OYJ Abp	154	7,073
		41,148

France–4.18%

Accor S.A.	130	6,378
Air Liquide S.A.	53	6,900
Airbus Group SE	105	7,449
Alcatel-Lucent (a)	1,816	6,882
Alstom S.A. (a)	220	6,465
Arkema S.A.	89	6,938
AXA S.A.	280	7,380
BNP Paribas S.A.	120	7,816
Bouygues S.A.	181	6,642
Bureau Veritas S.A.	319	7,453
Cap Gemini S.A.	78	7,457
Carrefour S.A.	209	7,174
Christian Dior S.A.	34	7,048
Cie Generale des Etablissements Michelin	63	6,171
Compagnie de Saint-Gobain	156	7,395
Credit Agricole S.A.	483	7,609
Danone	103	6,978
Dassault Systemes	93	7,015
Edenred	271	6,760
Electricite de France S.A.	283	6,741
Essilor International S.A.	60	7,683
GDF Suez	341	6,548
Hermes International	18	7,007
Kering	40	7,714
L’Oreal S.A.	39	7,296
Lafarge S.A.	102	5,934
Legrand S.A.	128	7,879
LVMH Moet Hennessy Louis Vuitton S.E.	38	7,124
Numericable–SFR (a)	133	7,251
Orange S.A.	435	7,135
Pernod Ricard S.A.	59	7,066
Peugeot S.A. (a)	344	6,893
Publicis Groupe S.A.	89	6,738
Renault S.A.	67	6,164
Safran S.A.	99	7,487
Sanofi	71	7,639
Schneider Electric S.E.	90	6,285
SCOR S.E.	206	7,900
Societe Generale S.A.	146	7,168
Sodexo	69	6,430
Suez Environnement Co.	362	6,939
Technip S.A.	109	6,203

See accompanying notes which are an integral part of this schedule.

Invesco Macro International Equity Fund

	Shares	Value

France–(continued)

TOTAL S.A.	136	$6,732
Unibail-Rodamco S.E.	28	7,451
Valeo S.A.	44	5,871
Veolia Environnement S.A.	342	7,634
Vinci S.A.	117	7,504
Vivendi S.A.	292	7,675
Zodiac Aerospace	205	6,112
		344,113

Germany–2.99%

adidas AG	92	7,524
Allianz S.E.	40	6,550
BASF S.E.	77	6,642
Bayer AG	46	6,795
Bayerische Motoren Werke AG	63	6,317
Beiersdorf AG	79	6,751
Brenntag AG	115	6,394
Commerzbank AG (a)	514	6,666
Continental AG	29	6,483
Daimler AG	71	6,346
Deutsche Annington Immobilien SE	254	7,937
Deutsche Bank AG	232	8,178
Deutsche Boerse AG	86	7,804
Deutsche Lufthansa AG (a)	534	7,243
Deutsche Post AG	219	6,619
Deutsche Telekom AG	381	6,883
E.ON S.E.	454	5,988
Fresenius Medical Care AG & Co. KGaA	84	6,857
Fresenius S.E. & Co. KGaA	110	7,590
GEA Group AG	147	6,223
HeidelbergCement AG	88	6,712
Henkel AG & Co. KGaA -Preference Shares	59	6,998
Infineon Technologies AG	540	6,052
K+S AG	208	8,534
Linde AG	35	6,615
Merck KGaA	62	6,306
Metro AG	204	6,441
Muenchener Rueckversicherungs-Gesellschaft AG	39	7,175
Porsche Automobil Holding S.E. -Preference Shares	80	6,017
ProSiebenSat.1 Media SE	143	7,310
RWE AG	317	6,597
SAP S.E.	96	6,880
Siemens AG	64	6,849
Symrise AG	112	7,445
ThyssenKrupp AG	264	6,707
Volkswagen AG -Preference Shares	30	6,009
		246,437

Greece–0.05%

National Bank of Greece S.A. (a)	4,416	4,115

Hong Kong–4.67%

AIA Group Ltd.	1,200	7,817
ASM Pacific Technology Ltd.	800	7,222
Bank of East Asia, Ltd. (The)	1,600	6,481
Brightoil Petroleum (Holdings) Ltd. (a)	14,000	5,164
Cathay Pacific Airways Ltd.	3,000	7,097

	Shares	Value

Hong Kong–(continued)

Cheung Kong Infrastructure Holdings Ltd.	1,000	$8,701
Chinese Estates Holdings Ltd.	2,000	4,757
CLP Holdings Ltd.	1,000	8,494
Dairy Farm International Holdings Ltd.	900	7,443
Esprit Holdings Ltd.	10,500	10,049
First Pacific Co. Ltd.	10,000	8,010
Galaxy Entertainment Group Ltd.	2,000	9,210
Global Brands Group Holding Ltd. (a)	34,000	7,519
Haitong International Securities Group Ltd.	8,000	4,417
Hang Lung Group Ltd.	2,000	9,017
Hang Lung Properties Ltd.	3,000	8,572
Hang Seng Bank Ltd.	400	8,199
Henderson Land Development Co. Ltd.	1,310	8,652
Heritage International Holdings Ltd. (a)	48,000	6,192
HK Electric Investments Ltd. (c)	11,000	7,654
Hong Kong & China Gas Co. Ltd.	3,730	7,612
Hong Kong Exchanges & Clearing Ltd.	200	5,400
Hongkong Land Holdings Ltd.	1,000	7,732
Hopewell Holdings Ltd.	2,000	6,872
Hysan Development Co. Ltd.	2,000	8,548
Jardine Matheson Holdings Ltd.	100	5,453
Jardine Strategic Holdings Ltd.	300	9,024
Kerry Properties Ltd.	3,000	11,178
KuangChi Science Ltd. (a)	17,000	4,316
Li & Fung Ltd.	10,000	7,740
Link REIT (The)	1,000	5,882
MTR Corp. Ltd.	1,500	6,673
New World Development Co. Ltd.	6,000	7,252
Noble Group Ltd.	14,500	4,809
NWS Holdings Ltd.	6,000	9,009
PCCW Ltd.	13,000	7,765
Power Assets Holdings Ltd.	1,000	9,423
Sands China Ltd.	2,000	8,849
Shangri-La Asia Ltd.	6,000	7,740
Sino Land Co. Ltd.	4,000	6,212
SJM Holdings Ltd.	6,000	6,966
Suncorp Technologies Ltd. (a)	110,000	5,463
Swire Pacific Ltd. -Class A	500	6,408
Swire Properties Ltd.	2,600	8,388
Techtronic Industries Co. Ltd.	2,500	8,864
Television Broadcasts Ltd.	1,300	6,875
Value Partners Group Ltd.	4,000	4,692
VTech Holdings Ltd.	600	7,469
WH Group Ltd. (a)(c)	10,500	6,731
Wharf Holdings Ltd. (The)	1,000	6,346
Wheelock and Co. Ltd.	2,000	10,324
Yue Yuen Industrial (Holdings) Ltd.	2,500	8,107
		384,789

Hungary–0.15%

Gedeon Richter PLC	386	6,204
MOL Hungarian Oil and Gas PLC	118	6,227
		12,431

India–0.16%

Infosys Ltd. -ADR	398	6,730
Reliance Industries Ltd. -GDR (c)	214	6,666
		13,396

See accompanying notes which are an integral part of this schedule.

Invesco Macro International Equity Fund

	Shares	Value

Indonesia–0.71%

Golden Agri-Resources Ltd.	30,300	$6,972
PT Bank Central Asia Tbk	7,500	7,257
PT Bank Mandiri Persero Tbk	9,400	6,602
PT Bank Rakyat Indonesia Persero Tbk	7,700	5,671
PT Indofood Sukses Makmur Tbk	12,800	5,767
PT Jasa Marga Persero Tbk	16,800	7,149
PT Kalbe Farma Tbk	51,000	6,573
PT Perusahaan Gas Negara Persero Tbk	19,100	5,636
PT Telekomunikasi Indonesia Persero Tbk	32,600	7,065
		58,692

Ireland–0.95%

CRH PLC	237	7,019
Experian PLC	1,656	31,058
Kerry Group PLC -Class A	92	6,987
Shire PLC	373	33,142
		78,206

Italy–1.04%

Assicurazioni Generali S.p.A.	352	6,931
Atlantia S.p.A.	271	7,238
Enel S.p.A.	1,488	7,004
Eni S.p.A.	398	6,964
Intesa Sanpaolo S.p.A.	1,926	7,407
Luxottica Group S.p.A.	103	7,471
Prada S.p.A.	1,600	7,358
Snam S.p.A.	1,409	6,919
Telecom Italia S.p.A. (a)	5,344	7,072
Terna - Rete Elettrica Nazionale S.p.A.	1,496	6,976
UniCredit S.p.A.	1,028	6,813
Unione di Banche Italiane S.C.p.A.	907	7,361
		85,514

Japan–18.49%

Aeon Co., Ltd.	600	9,182
Aisin Seiki Co., Ltd.	100	4,059
Alps Electric Co., Ltd.	200	6,318
Amada Co., Ltd.	700	6,880
ANA Holdings Inc.	2,000	6,375
Aozora Bank, Ltd.	2,000	7,682
Asahi Glass Co., Ltd.	1,000	5,875
Asahi Group Holdings, Ltd.	200	6,709
Asahi Kasei Corp.	1,000	7,622
ASICS Corp.	200	5,753
Astellas Pharma Inc.	500	7,550
Bank of Kyoto, Ltd. (The)	1,000	11,805
Bank of Yokohama, Ltd. (The)	1,000	6,342
Bridgestone Corp.	200	7,549
Brother Industries, Ltd.	500	6,929
Canon Inc.	200	6,398
Casio Computer Co., Ltd.	300	5,999
Chiba Bank, Ltd. (The)	1,000	7,960
Chubu Electric Power Co., Inc.	500	8,516
Chugai Pharmaceutical Co., Ltd.	200	7,278
Chugoku Bank, Ltd. (The)	500	7,819
Chugoku Electric Power Co., Inc. (The)	500	7,497
Credit Saison Co., Ltd.	300	6,633
Dai Nippon Printing Co., Ltd.	1,000	11,140
Dai-ichi Life Insurance Co. Ltd. (The)	300	6,105

	Shares	Value

Japan–(continued)

Daicel Corp.	600	$8,166
Daihatsu Motor Co., Ltd.	500	7,109
Daiichi Sankyo Co., Ltd.	300	6,159
Daikin Industries, Ltd.	100	6,471
Daito Trust Construction Co., Ltd.	100	10,581
Daiwa House Industry Co., Ltd.	400	9,965
Daiwa Securities Group Inc.	1,000	7,796
Denso Corp.	100	4,962
Dentsu Inc.	100	5,688
Don Quijote Holdings Co., Ltd.	100	4,283
East Japan Railway Co.	100	9,885
Eisai Co., Ltd.	100	6,532
Electric Power Development Co., Ltd.	200	6,925
Fuji Heavy Industries Ltd.	200	7,418
FUJIFILM Holdings Corp.	200	7,957
Fujitsu Ltd.	1,000	5,250
Fukuoka Financial Group, Inc.	1,000	5,161
Gunma Bank, Ltd. (The)	1,000	7,450
Hachijuni Bank, Ltd. (The)	1,000	7,771
Hamamatsu Photonics K.K.	200	5,226
Hankyu Hanshin Holdings, Inc.	1,000	6,326
Hino Motors, Ltd.	600	7,780
Hiroshima Bank, Ltd. (The)	1,000	5,866
Hisamitsu Pharmaceutical Co., Inc.	200	7,307
Hitachi, Ltd.	1,000	6,491
Hokuhoku Financial Group, Inc.	3,000	7,093
Hokuriku Electric Power Co.	500	7,706
Honda Motor Co., Ltd.	200	6,737
Hoya Corp.	200	8,469
Hulic Co. Ltd.	700	6,945
IHI Corp.	1,000	3,984
INPEX Corp.	600	6,538
Isetan Mitsukoshi Holdings Ltd.	300	5,468
Isuzu Motors Ltd.	600	8,335
ITOCHU Corp.	500	6,153
Iyo Bank, Ltd. (The)	600	7,640
J. Front Retailing Co., Ltd.	300	5,664
Japan Airlines Co. Ltd.	200	7,553
Japan Airport Terminal Co., Ltd.	100	5,326
Japan Exchange Group Inc.	200	6,972
Japan Real Estate Investment Corp.	1	4,486
Japan Retail Fund Investment Corp.	3	5,882
Japan Tobacco, Inc.	200	7,768
JFE Holdings, Inc.	300	5,615
Joyo Bank, Ltd. (The)	1,000	5,908
JSR Corp.	300	5,008
JTEKT Corp.	300	5,200
JX Holdings, Inc.	1,500	6,404
Kajima Corp.	1,000	4,978
Kansai Electric Power Co., Inc. (The) (a)	700	9,501
Kao Corp.	100	5,076
Kawasaki Heavy Industries, Ltd.	1,000	4,379
KDDI Corp.	300	7,647
Keikyu Corp.	1,000	8,239
Keio Corp.	1,000	8,335
Keisei Electric Railway Co., Ltd.	1,000	12,217
Kintetsu Corp.	2,000	7,133
Kirin Holdings Co., Ltd.	500	7,718
Kobe Steel, Ltd.	5,000	7,766

See accompanying notes which are an integral part of this schedule.

Invesco Macro International Equity Fund

	Shares	Value

Japan–(continued)

Koito Manufacturing Co., Ltd.	200	$7,844
Komatsu Ltd.	300	5,566
Konica Minolta Inc.	600	7,467
Kuraray Co., Ltd.	600	7,078
Kyocera Corp.	100	5,160
Kyushu Electric Power Co. Inc. (a)	600	8,526
Lawson, Inc.	100	7,465
LIXIL Group Corp.	300	6,025
Mabuchi Motor Co., Ltd.	100	6,012
Makita Corp.	100	5,543
Marubeni Corp.	1,100	6,134
Mazda Motor Corp.	300	5,909
Medipal Holdings Corp.	500	8,931
Mitsubishi Chemical Holdings Corp.	1,100	7,211
Mitsubishi Corp.	300	6,498
Mitsubishi Heavy Industries, Ltd.	1,000	5,305
Mitsubishi Materials Corp.	2,000	7,246
Mitsubishi Motors Corp.	800	6,810
Mitsubishi Tanabe Pharma Corp.	500	8,367
Mitsubishi UFJ Financial Group, Inc.	1,000	7,262
Mitsui & Co., Ltd.	500	6,490
Mitsui Chemicals Inc.	2,000	7,504
Mitsui O.S.K. Lines, Ltd.	2,000	6,014
Mizuho Financial Group, Inc.	3,100	6,725
MS&AD Insurance Group Holdings, Inc.	200	6,305
Nagoya Railroad Co., Ltd.	2,000	7,520
Namco Bandai Holdings Inc.	300	6,666
NEC Corp.	2,000	6,404
NGK Spark Plug Co., Ltd.	200	5,301
Nidec Corp.	100	8,979
Nikon Corp.	600	7,136
Nippon Building Fund Inc.	1	4,470
Nippon Express Co., Ltd.	1,000	5,307
Nippon Paint Holdings Co., Ltd.	200	5,737
Nippon Steel & Sumitomo Metal Corp.	2,000	4,741
Nippon Telegraph & Telephone Corp.	200	7,703
Nippon Television Holdings, Inc.	500	9,454
Nippon Yusen Kabushiki Kaisha	2,000	5,471
Nissan Motor Co., Ltd.	700	6,786
Nisshin Seifun Group Inc.	600	8,608
Nissin Foods Holdings Co., Ltd.	100	4,517
Nitori Holdings Co., Ltd.	100	9,004
Nitto Denko Corp.	100	7,541
NKSJ Holdings, Inc.	200	7,056
NOK Corp.	200	5,850
Nomura Holdings, Inc.	1,000	7,128
Nomura Research Institute, Ltd.	200	8,231
NSK Ltd.	500	6,445
NTT Data Corp.	100	4,776
NTT DoCoMo, Inc.	300	6,343
Obayashi Corp.	1,000	7,717
Odakyu Electric Railway Co., Ltd.	1,000	10,014
Oji Holdings Corp.	1,000	4,373
Olympus Corp.	200	7,666
OMRON Corp.	100	3,934
Ono Pharmaceutical Co., Ltd.	100	12,063
Oriental Land Co., Ltd.	100	6,350
ORIX Corp.	500	7,500
Osaka Gas Co., Ltd.	1,000	4,001

	Shares	Value

Japan–(continued)

Otsuka Holdings Co., Ltd.	200	$7,205
Panasonic Corp.	500	5,878
Rakuten Inc.	500	8,075
Recruit Holdings Co., Ltd.	200	6,323
Resona Holdings, Inc.	1,200	6,626
Ricoh Co., Ltd.	700	6,926
Rinnai Corp.	100	7,094
Rohm Co. Ltd.	100	5,794
Santen Pharmaceutical Co., Ltd.	500	7,363
SECOM Co., Ltd.	100	6,732
Sega Sammy Holdings Inc.	500	6,260
Seibu Holdings Inc.	300	6,877
Seiko Epson Corp.	300	5,297
Sekisui House, Ltd.	500	7,457
Seven & i Holdings Co., Ltd.	100	4,619
Shikoku Electric Power Co. Inc.	500	8,438
Shimizu Corp.	1,000	8,794
Shin-Etsu Chemical Co., Ltd.	100	5,985
Shinsei Bank, Ltd.	3,000	6,578
Shionogi & Co., Ltd.	200	7,980
Shiseido Co., Ltd.	400	9,685
Shizuoka Bank, Ltd. (The)	1,000	11,278
SoftBank Corp.	100	5,563
Sony Corp.	200	5,674
Sony Financial Holdings Inc.	500	9,590
Stanley Electric Co., Ltd.	300	6,397
Sumitomo Chemical Co., Ltd.	1,000	5,713
Sumitomo Corp.	600	6,843
Sumitomo Electric Industries, Ltd.	500	7,481
Sumitomo Heavy Industries, Ltd.	1,000	5,051
Sumitomo Mitsui Financial Group, Inc.	100	4,487
Sumitomo Mitsui Trust Holdings, Inc.	1,000	4,631
Suntory Beverage & Food Ltd.	200	8,469
Suruga Bank Ltd.	300	6,446
Suzuken Co., Ltd.	200	7,105
Suzuki Motor Corp.	200	6,992
Sysmex Corp.	100	6,498
T&D Holdings, Inc.	500	7,623
Taiheiyo Cement Corp.	2,000	6,601
Taisei Corp.	1,000	5,891
Taisho Pharmaceutical Holdings Co. Ltd.	100	6,738
Takashimaya Co., Ltd.	1,000	9,607
Takeda Pharmaceutical Co. Ltd.	100	5,043
TDK Corp.	100	6,985
Teijin Ltd.	2,000	7,288
Terumo Corp.	400	10,328
THK Co., Ltd.	300	5,819
Tobu Railway Co., Ltd.	1,000	4,831
Toho Co., Ltd.	200	4,738
Toho Gas Co., Ltd.	1,000	5,988
Tohoku Electric Power Co., Inc.	500	7,351
Tokio Marine Holdings, Inc.	200	8,363
Tokyo Electric Power Co. Inc. (a)	1,200	8,639
Tokyo Electron Ltd.	100	5,503
Tokyo Gas Co., Ltd.	1,000	5,414
Tokyo Tatemono Co., Ltd.	500	7,016
Tokyu Corp.	1,000	7,359
Tokyu Fudosan Holdings, Corp.	900	6,781
TonenGeneral Sekiyu K.K.	1,000	9,978

See accompanying notes which are an integral part of this schedule.

Invesco Macro International Equity Fund

	Shares	Value

Japan–(continued)

Toppan Printing Co. Ltd.	1,000	$8,686
Toray Industries, Inc.	1,000	7,982
Toshiba Corp.	2,000	6,132
Toyo Suisan Kaisha, Ltd.	200	7,584
Toyota Industries Corp.	100	5,543
Toyota Motor Corp.	100	6,659
Toyota Tsusho Corp.	200	5,075
Trend Micro Inc.	200	7,307
Unicharm Corp.	300	7,231
United Urban Investment Corp.	5	7,262
USS Co., Ltd.	300	5,286
West Japan Railway Co.	100	7,189
Yahoo Japan Corp.	1,500	6,572
Yakult Honsha Co., Ltd.	100	6,658
Yamada Denki Co., Ltd.	1,500	5,746
Yamaha Motor Co., Ltd.	300	6,837
Yamato Holdings Co., Ltd.	300	6,673
Yaskawa Electric Corp.	600	7,139
Yokogawa Electric Corp.	600	6,771
		1,522,952

Luxembourg–0.15%

ArcelorMittal S.A.	692	6,277
Tenaris S.A.	499	6,297
		12,574

Macau–0.20%

MGM China Holdings Ltd.	4,000	8,493
Wynn Macau, Ltd.	4,000	8,219
		16,712

Malaysia–2.32%

AMMB Holdings Berhad	6,600	9,630
Axiata Group Berhad	7,600	12,637
British American Tobacco Malaysia Berhad	388	6,836
DiGi.Com Berhad	6,800	9,585
Gamuda Berhad	7,100	8,920
Genting Berhad	3,000	6,374
Genting Malaysia Berhad	5,600	6,242
Hong Leong Bank Berhad	3,600	12,780
IHH Healthcare Berhad	5,500	8,628
IJM Corp. Berhad	5,200	9,210
IOI Corp. Berhad	7,400	8,190
Kuala Lumpur Kepong Berhad	1,100	6,317
Malayan Banking Berhad	4,300	10,326
Maxis Berhad	5,600	9,750
MISC Berhad	2,900	5,904
Petronas Gas Berhad	1,200	6,932
Public Bank Berhad	2,400	11,903
Sime Darby Berhad	4,400	10,015
Telekom Malaysia Berhad	5,200	8,891
Tenaga Nasional Berhad	2,400	7,643
UMW Holdings Berhad	3,000	7,831
YTL Corp. Berhad	15,300	6,310
		190,854

Mexico–1.21%

America Movil S.A.B. de C.V. -Series L	6,400	6,224
Arca Continental S.A.B. de C.V.	1,400	8,408

	Shares	Value

Mexico–(continued)

Coca-Cola Femsa, S.A.B. de C.V. -Series L	900	$6,804
El Puerto de Liverpool, S.A.B. de C.V. -Series C1	600	7,036
Fibra Uno Administracion S.A. de C.V.	3,400	8,169
Fomento Economico Mexicano, S.A.B. de C.V. - Series BD (d)	800	7,259
Grupo Bimbo, S.A.B. de C.V. -Series A (a)	2,200	5,896
Grupo Financiero Banorte S.A.B. de C.V. -Class O	1,100	5,811
Grupo Financiero Inbursa, S.A.B. de C.V. -Class O	2,600	5,890
Grupo Lala, S.A.B. de C.V.	3,300	7,615
Grupo Mexico S.A.B. de C.V. -Series B	2,100	5,736
Grupo Televisa S.A.B. -Series CPO (e)	900	6,270
Infraestructura Enérgetica Nova, S.A.B. de C.V.	1,200	5,839
Promotora y Operadora de Infraestructura, S.A.B. de C.V. (a)	600	6,882
Wal-Mart de México, S.A.B. de C.V. -Class V	2,400	5,818
		99,657

Netherlands–1.11%

Aegon N.V.	954	7,338
Akzo Nobel N.V.	93	6,660
ASML Holding N.V.	64	6,371
Gemalto N.V.	75	6,440
Heineken Holding N.V.	100	6,945
Heineken N.V.	89	7,012
ING Groep N.V.	426	7,247
Koninklijke Ahold N.V.	353	7,026
Koninklijke DSM N.V.	118	6,730
Koninklijke KPN N.V.	1,937	7,658
Koninklijke Philips N.V.	243	6,756
Randstad Holding N.V.	113	7,736
Wolters Kluwer N.V.	212	7,026
		90,945

New Zealand–1.01%

Auckland International Airport Ltd.	2,271	8,099
Contact Energy Ltd.	2,123	6,936
Fisher & Paykel Healthcare Ltd.	1,586	7,851
Fletcher Building Ltd.	1,326	6,925
Kiwi Property Group Ltd.	8,527	7,766
Meridian Energy Ltd.	5,309	7,884
Ryman Healthcare Ltd.	1,380	7,646
SKY Network Television Ltd.	1,772	7,157
SKYCITY Entertainment Group Ltd.	2,635	7,697
Spark New Zealand Ltd.	3,902	7,623
Z Energy Ltd.	1,901	7,277
		82,861

Norway–0.57%

DNB ASA	571	9,299
Orkla ASA	1,218	9,722
Statoil ASA	522	8,816
Telenor ASA	434	9,521
Yara International ASA	187	9,308
		46,666

See accompanying notes which are an integral part of this schedule.

Invesco Macro International Equity Fund

	Shares	Value

Philippines–1.15%

Aboitiz Power Corp.	8,800	$8,408
Ayala Corp.	500	8,511
Bank of the Philippine Islands	3,980	8,266
BDO Unibank, Inc.	3,050	6,695
DMCI Holdings Inc.	21,800	5,655
Energy Development Corp.	41,900	6,559
GT Capital Holdings, Inc.	205	6,275
International Container Terminal Services, Inc.	3,790	9,106
Jollibee Foods Corp.	1,410	5,857
Metropolitan Bank & Trust Co.	4,000	7,726
Philippine Long Distance Telephone Co.	125	7,926
SM Investments Corp.	400	7,809
Universal Robina Corp.	1,360	5,688
		94,481

Poland–0.35%

Bank Pekao S.A.	123	5,184
PGE Polska Grupa Energetyczna S.A.	1,210	5,684
Powszechna Kasa Oszczednosci Bank Polski S.A.	704	5,454
Powszechny Zaklad Ubezpieczen S.A.	66	7,551
Tauron Polska Energia S.A.	5,195	5,220
		29,093

Portugal–0.08%

Energias de Portugal, S.A.	1,822	6,739

Qatar–0.16%

Commercial Bank of Qatar Q.S.C. (The)	446	6,639
Qatar National Bank	121	6,065
		12,704

Singapore–2.54%

Ascendas REIT	4,100	7,232
CapitaLand Commercial Trust	6,600	6,865
CapitaLand Ltd.	3,000	7,082
CapitaLand Mall Trust	4,900	7,167
City Developments Ltd.	1,100	7,514
ComfortDelGro Corp. Ltd.	3,200	7,042
DBS Group Holdings Ltd.	500	7,395
Genting Singapore PLC	10,900	6,992
Global Logistic Properties Ltd.	3,900	6,561
Great Eastern Holdings Ltd.	400	6,757
Jardine Cycle & Carriage Ltd.	300	6,489
Keppel Corp. Ltd.	1,200	6,551
Keppel REIT	8,900	6,974
Oversea-Chinese Banking Corp. Ltd.	1,000	7,533
SembCorp Industries Ltd.	2,600	6,787
SembCorp Marine Ltd.	4,300	8,206
Singapore Airlines Ltd.	1,000	7,869
Singapore Airport Terminal Services Ltd.	2,900	7,948
Singapore Exchange Ltd.	1,300	7,593
Singapore Post Ltd.	5,300	7,553
Singapore Press Holdings Ltd.	2,500	7,624
Singapore Technologies Engineering Ltd.	3,100	7,412
Singapore Telecommunications Ltd.	2,400	7,155
StarHub Ltd.	2,500	6,990
Suntec REIT	5,900	7,347

	Shares	Value

Singapore–(continued)

United Overseas Bank Ltd.	400	$6,505
UOL Group Ltd.	1,500	7,363
Venture Corp. Ltd.	1,300	7,439
Wilmar International Ltd.	3,100	7,231
		209,176

South Africa–1.63%

Barclays Africa Group Ltd.	422	6,209
Bidvest Group Ltd.	257	6,285
FirstRand Ltd.	1,466	6,341
Growthpoint Properties Ltd.	3,529	7,753
Investec Ltd.	726	6,572
Liberty Holdings Ltd.	621	6,978
MMI Holdings Ltd.	2,874	6,688
Mondi Ltd.	274	6,555
Nedbank Group Ltd.	340	6,813
Netcare Ltd.	1,773	5,683
Pick n Pay Stores Ltd.	1,322	6,177
Rand Merchant Insurance Holdings Ltd.	2,006	7,079
Redefine Properties Ltd.	9,269	8,456
Remgro Ltd.	337	6,977
RMB Holdings Ltd.	1,130	6,144
SPAR Group Ltd. (The)	419	6,551
Standard Bank Group Ltd.	539	6,486
Steinhoff International Holdings Ltd.	1,160	7,066
Tiger Brands Ltd.	268	6,033
Vodacom Group Ltd.	617	7,145
		133,991

South Korea–0.58%

GS Holdings	159	6,129
Hana Financial Group Inc.	226	5,629
Hanwha Life Insurance Co., Ltd.	867	6,149
Hyundai Marine & Fire Insurance Co., Ltd.	314	8,505
KT Corp. (a)	248	6,484
Kumho Petrochemical Co., Ltd.	85	4,382
LG Electronics Inc.	138	4,793
LS Corp.	160	5,332
		47,403

Spain–1.42%

Abertis Infraestructuras S.A.	388	6,351
Amadeus IT Holding S.A. -Class A	166	7,239
Banco Bilbao Vizcaya Argentaria, S.A.	691	6,992
Banco de Sabadell S.A.	2,758	6,282
Banco Popular Espanol S.A.	1,376	6,315
Banco Santander S.A.	952	6,570
Bankia S.A.	5,419	7,159
CaixaBank S.A.	1,426	6,357
Enagas S.A.	239	6,714
Ferrovial S.A.	331	8,036
Gas Natural SDG, S.A.	302	6,562
Grifols S.A.	161	7,106
Iberdrola S.A.	1,044	7,365
Industria de Diseno Textil, S.A.	214	7,327
Red Electrica Corp. S.A.	86	6,873
Repsol S.A.	373	6,267

See accompanying notes which are an integral part of this schedule.

Invesco Macro International Equity Fund

	Shares	Value

Spain–(continued)

Telefónica, S.A.	487	$7,455
		116,970

Sweden–1.80%

Assa Abloy AB -Class B	509	10,301
Atlas Copco AB -Class A	316	8,637
Hennes & Mauritz AB -Class B	242	9,627
Hexagon AB -Class B	261	8,437
Investor AB -Class B	246	9,471
Nordea Bank AB	772	9,596
Sandvik AB	817	8,258
Skandinaviska Enskilda Banken AB -Class A	763	9,197
Skanska AB -Class B	462	9,710
SKF AB -Class B	412	8,061
Svenska Cellulosa AB -Class B	365	10,390
Svenska Handelsbanken AB -Class A	612	9,347
Swedbank AB -Class A	412	9,636
Telefonaktiebolaget LM Ericsson -Class B	879	9,404
TeliaSonera AB	1,544	9,386
Volvo AB -Class B	738	8,734
		148,192

Switzerland–2.85%

ABB Ltd.	430	8,738
Actelion Ltd.	64	9,467
Adecco S.A	116	9,685
Cie Financiere Richemont S.A.	114	9,842
Credit Suisse Group AG	351	10,331
Geberit AG	28	9,680
Givaudan S.A.	5	9,306
Glencore PLC	7,129	23,124
Julius Baer Group Ltd.	177	9,794
Kuehne + Nagel International AG	68	9,390
LafargeHolcim Ltd.	126	8,778
Nestle S.A.	125	9,472
Novartis AG	96	9,978
Roche Holding AG	35	10,112
Schindler Holding AG -Participation Ctfs.	57	9,179
SGS S.A.	5	9,550
Sika AG	3	10,879
Swatch Group AG (The)	23	9,907
Swiss Re AG	107	9,637
Swisscom AG	17	9,890
Syngenta AG	22	9,064
UBS Group AG	450	10,347
Zurich Insurance Group AG	29	8,835
		234,985

Taiwan–4.98%

Asia Cement Corp.	9,140	9,998
Asustek Computer Inc.	1,000	8,998
Cathay Financial Holding Co., Ltd.	4,250	6,843
Chailease Holding Co. Ltd.	3,120	6,474
Chang Hwa Commercial Bank	17,360	9,673
Cheng Shin Rubber Industry Co., Ltd.	4,000	7,690
Cheng Uei Precision Industry Co., Ltd.	4,000	5,543
China Development Financial Holding Corp.	17,000	5,582
China Life Insurance Co., Ltd.	6,800	6,838
China Steel Chemical Corp.	2,000	7,293

	Shares	Value

Taiwan–(continued)

China Steel Corp.	16,240	$11,587
Chunghwa Telecom Co., Ltd.	6,000	18,564
CTBC Financial Holding Co. Ltd.	9,517	6,880
E.Sun Financial Holding Co. Ltd.	14,303	8,670
Far Eastern Department Stores Ltd.	13,000	7,326
Far Eastern New Century Corp.	8,323	7,831
Far EasTone Telecommunications Co., Ltd.	3,000	6,999
First Financial Holding Co., Ltd.	19,820	10,615
First Financial Holding Co., Ltd. -Rts. (a)	2,411	175
Formosa Chemicals & Fibre Corp.	3,000	7,084
Formosa Petrochemical Corp.	3,000	7,043
Formosa Plastics Corp.	3,000	6,630
Foxconn Technology Co. Ltd.	2,150	6,477
Highwealth Construction Corp.	2,500	5,130
Hon Hai Precision Industry Co., Ltd.	2,360	6,726
Hua Nan Financial Holdings Co., Ltd.	18,000	10,200
Kenda Rubber Industrial Co., Ltd.	6,000	9,234
Lite-On Technology Corp.	6,000	6,555
Makalot Industrial Co., Ltd.	1,000	8,508
Mega Financial Holding Co., Ltd.	10,000	8,524
MiTAC Holdings Corp.	8,000	6,870
Nan Ya Plastics Corp.	3,000	6,101
Powertech Technology Inc.	3,000	5,607
President Chain Store Corp.	1,000	7,245
Quanta Computer Inc.	3,000	5,767
Ruentex Development Co., Ltd.	4,000	5,051
Ruentex Industries Ltd.	3,000	6,251
Shin Kong Financial Holding Co., Ltd.	31,952	9,287
Simplo Technology Co., Ltd.	1,000	4,104
SinoPac Financial Holdings Co., Ltd.	24,616	10,444
Synnex Technology International Corp.	5,000	6,006
Taishin Financial Holding Co., Ltd.	20,086	7,927
Taiwan Business Bank (a)	47,000	13,642
Taiwan Cement Corp.	6,000	6,478
Taiwan Cooperative Financial Holding Co. Ltd.	28,500	14,261
Taiwan Fertilizer Co., Ltd.	6,000	8,729
Taiwan Mobile Co., Ltd.	2,000	6,598
Taiwan Semiconductor Manufacturing Co. Ltd.	1,000	4,378
Tong Yang Industry Co., Ltd.	7,000	7,415
Transcend Information, Inc.	2,000	5,921
Tripod Technology Corp.	4,000	6,246
Uni-President Enterprises Corp.	4,240	7,443
WPG Holdings Ltd.	6,000	6,771
Yuanta Financial Holding Co., Ltd.	13,350	6,286
		410,518

Thailand–1.22%

Advanced Info Service PCL	1,000	7,136
Bangkok Bank PCL	1,600	7,589
Bangkok Dusit Medical Services PCL -Class F	11,400	6,549
BTS Group Holdings PCL	26,500	7,441
Central Pattana PCL	4,700	6,339
CP ALL PCL	5,100	6,988
Home Product Center PCL	32,200	5,745
Intouch Holdings PCL	4,100	9,567
Kasikornbank PCL	1,000	5,095
Krungthai Bank PCL	12,200	6,004
Land & House PCL	22,100	5,047

See accompanying notes which are an integral part of this schedule.

Invesco Macro International Equity Fund

	Shares	Value

Thailand–(continued)

Siam Cement PCL (The)	100	$1,500
Siam Cement PCL (The) –Foreign Shares	400	6,051
Siam Commercial Bank PCL (The)	1,500	6,508
Thai Beverage PCL	13,200	7,264
Thai Union Frozen Products PCL	10,300	5,557
		100,380

Turkey–0.46%

Arcelik A.S.	1,186	6,248
Aselsan Elektronik Sanayi Ve Ticaret A.S.	1,349	7,302
BIM Birlesik Magazalar A.S.	347	5,908
Enka Insaat ve Sanayi A.S.	3,243	5,887
Koc Holding A.S.	1,512	6,711
Migros Ticaret A.S. (a)	819	6,103
		38,159

United Kingdom–17.79%

Anglo American PLC	2,016	25,478
ARM Holdings PLC	1,779	27,913
Associated British Foods PLC	652	32,826
AstraZeneca PLC	475	31,991
Aviva PLC	3,939	31,986
BAE Systems PLC	4,193	31,442
Barclays PLC	7,485	33,706
BG Group PLC	1,847	31,511
BP PLC	4,635	28,623
British American Tobacco PLC	561	33,299
BT Group PLC	4,379	31,760
Burberry Group PLC	1,208	30,352
Centrica PLC	7,200	29,964
CNH Industrial N.V.	780	6,972
Compass Group PLC	1,798	28,780
Diageo PLC	1,059	29,707
Fiat Chrysler Automobiles N.V. (a)	426	6,690
GlaxoSmithKline PLC	1,466	31,875
HSBC Holdings PLC	3,367	30,480
Imperial Tobacco Group PLC	619	32,527
ITV PLC	7,481	32,792
Kingfisher PLC	5,460	30,754
Land Securities Group PLC	1,614	32,715
Legal & General Group PLC	7,822	31,811
Lloyds Banking Group PLC	22,997	29,945
Marks & Spencer Group PLC	3,660	31,092
National Grid PLC	2,351	31,320
Next PLC	269	33,564
Old Mutual PLC	9,727	32,169
Pearson PLC	1,594	29,893
Prudential PLC	1,267	29,827
Reckitt Benckiser Group PLC	351	33,704
Reed Elsevier N.V.	424	7,064
RELX PLC	1,891	33,014
Rio Tinto Ltd.	179	6,916
Rio Tinto PLC	717	27,841
Rolls-Royce Holdings PLC (a)	2,195	27,216
Royal Bank of Scotland Group PLC (a)	5,690	30,349
Royal Dutch Shell PLC -Class A	1,079	31,003
SABMiller PLC	596	31,314

	Shares	Value

United Kingdom–(continued)

Sky PLC	1,916	$34,109
Smith & Nephew PLC	1,821	33,811
SSE PLC	1,238	29,289
Standard Chartered PLC	1,904	29,144
Standard Life PLC	4,205	29,773
Tesco PLC	9,434	31,777
Unilever N.V.	167	7,485
Unilever PLC	721	32,687
Vodafone Group PLC	8,514	32,155
Wolseley PLC	479	31,800
WPP PLC	1,359	31,197
		1,465,412

United States–0.08%

Samsonite International S.A.	2,100	6,853
Total Common Stocks & Other Equity Interests (Cost $7,507,268)		7,475,503

Money Market Funds–6.35%

Liquid Assets Portfolio –Institutional Class, 0.11% (f)	261,409	261,409
Premier Portfolio –Institutional Class, 0.07% (f)	261,409	261,409
Total Money Market Funds (Cost $522,818)		522,818

TOTAL INVESTMENTS–97.11% (Cost $8,030,086)		7,998,321

OTHER ASSETS LESS LIABILITIES–2.89%		237,956
NET ASSETS–100.00%		$8,236,277

Investment Abbreviations:

ADR	—American Depositary Receipt

CPO	—Certificates of Ordinary Participation

Ctfs.	—Certificates

GDR	—Global Depositary Receipt

REIT	—Real Estate Investment Trust

Rts.	—Rights

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Each unit represents one common stock and four preferred stocks.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2015 was $21,051, which represented less than 1% of the Fund’s Net Assets.

(d)	Each unit represents one Series B share, two Series D-B shares and two Series D-L shares.

(e)	Each CPO represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent

Invesco Macro International Equity Fund

A.	Security Valuations – (continued)

uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

Invesco Macro International Equity Fund

E.	Forward Foreign Currency Contracts – (continued)

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Macro International Equity Fund

During the nine months ended July 31, 2015, there were transfers from Level 1 to Level 2 of $252,180 and from Level 2 to Level 1 of $3,366,277 due to foreign fair value adjustments. Additionally, there were transfers from Level 1 to Level 3 of $4,115 due to securities not trading in an active market.

	Level 1	Level 2	Level 3	Total
Australia	$330,681	$389,226	$—	$719,907
Austria	14,124	—	—	14,124
Belgium	27,943	14,726	—	42,669
Brazil	28,937	—	—	28,937
Chile	69,363	—	—	69,363
China	52,417	51,401	—	103,818
Colombia	18,787	—	—	18,787
Czech Republic	6,932	8,071	—	15,003
Denmark	58,794	10,333	—	69,127
Egypt	6,650	—	—	6,650
Finland	41,148	—	—	41,148
France	323,048	21,065	—	344,113
Germany	202,979	43,458	—	246,437
Greece	—	—	4,115	4,115
Hong Kong	233,860	150,929	—	384,789
Hungary	12,431	—	—	12,431
India	13,396	—	—	13,396
Indonesia	19,597	39,095	—	58,692
Ireland	38,045	40,161	—	78,206
Italy	71,631	13,883	—	85,514
Japan	608,589	914,363	—	1,522,952
Luxembourg	12,574	—	—	12,574
Macau	8,493	8,219	—	16,712
Malaysia	153,012	37,842	—	190,854
Mexico	99,657	—	—	99,657
Netherlands	84,215	6,730	—	90,945
New Zealand	52,494	30,367	—	82,861
Norway	28,551	18,115	—	46,666
Philippines	65,830	28,651	—	94,481
Poland	23,909	5,184	—	29,093
Portugal	6,739	—	—	6,739
Qatar	12,704	—	—	12,704
Singapore	65,936	143,240	—	209,176
South Africa	72,140	61,851	—	133,991
South Korea	26,767	20,636	—	47,403
Spain	108,934	8,036	—	116,970
Sweden	90,131	58,061	—	148,192
Switzerland	163,018	71,967	—	234,985
Taiwan	262,408	148,110	—	410,518
Thailand	77,301	23,079	—	100,380
Turkey	26,364	11,795	—	38,159
United Kingdom	1,029,343	436,069	—	1,465,412
United States	529,671	—	—	529,671
	5,179,543	2,814,663	4,115	7,998,321
Futures Contracts*	(31,202)	—	—	(31,202)
Total Investments	$5,148,341	$2,814,663	$4,115	$7,967,119
* Unrealized appreciation (depreciation).

Invesco Macro International Equity Fund

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of July 31, 2015:

Risk Exposure/ Derivative Type	Value
	Assets	Liabilities
Equity risk: Futures contracts (a)	$16,652	$(47,854)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.

Effect of Derivative Investments for the nine months ended July 31, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Futures Contracts
Realized Gain (Loss): Equity risk	$(75,160)
Change in Net Unrealized Appreciation: Equity risk	32,082
Total	$(43,078)

The table below summarizes the average notional value of futures contracts outstanding during the period.

Futures Contracts
Average notional value	$1,983,065

Open Futures Contracts(a)
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Dow Jones EURO STOXX 50 Index	Long	13	September-2015	$513,672	$16,652
FTSE 100 Index	Long	4	September-2015	415,635	(99)
Hang Seng Index	Long	2	August-2015	316,367	(367)
Mini MSCI Emerging Markets Index	Long	13	September-2015	585,000	(46,371)
Tokyo Stock Price Index	Long	2	September-2015	267,893	(1,017)
Total Futures Contracts—Equity Risk					$(31,202)

(a)	Futures contracts collateralized by $165,000 cash held with Goldman Sachs & Co., the futures commission merchant.

Invesco Macro International Equity Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2015 was $3,473,058 and $2,944,571, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$542,619
Aggregate unrealized (depreciation) of investment securities	(598,509)
Net unrealized appreciation (depreciation) of investment securities	$(55,890)
Cost of investments for tax purposes is $8,054,211.

Invesco Macro International Equity Fund

Invesco Macro Long/Short Fund
Quarterly Schedule of Portfolio Holdings July 31, 2015

invesco.com/us	MLS-QTR-1 07/15	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–79.81%

Australia–5.49%

Adelaide Brighton Ltd.	2,324	$8,024
AGL Energy Ltd.	647	7,875
ALS Ltd.	2,293	8,983
Alumina Ltd.	6,814	7,396
Amcor Ltd.	736	7,752
AMP Ltd.	1,715	8,270
Ansell Ltd.	409	7,491
APA Group	1,198	7,942
Aristocrat Leisure Ltd.	1,365	8,571
Asciano Ltd.	1,550	9,192
ASX Ltd.	264	8,568
Aurizon Holdings Ltd.	2,013	7,798
AusNet Services	8,326	8,448
Australia and New Zealand Banking Group Ltd.	321	7,667
Bank of Queensland Ltd.	820	8,229
Bendigo and Adelaide Bank Ltd.	846	8,110
BHP Billiton Ltd.	371	7,134
BHP Billiton PLC	1,575	29,084
BlueScope Steel Ltd.	3,259	8,622
Boral Ltd.	1,749	8,479
Brambles Ltd.	971	7,712
Caltex Australia Ltd.	321	8,093
carsales.com Ltd.	1,040	8,235
Challenger Ltd.	1,541	8,062
Charter Hall Group	2,309	7,972
CIMIC Group Ltd.	557	9,689
Coca-Cola Amatil Ltd.	1,128	7,643
Cochlear Ltd.	130	8,696
Commonwealth Bank of Australia	125	7,988
Computershare Ltd.	859	7,749
Crown Resorts Ltd.	817	8,125
CSL Ltd.	120	8,669
CSR Ltd.	2,672	7,304
Dexus Property Group	1,398	7,932
Domino’s Pizza Enterprises Ltd.	289	8,531
Downer EDI Ltd.	2,118	7,044
DUET Group	4,262	6,853
DuluxGroup Ltd.	1,815	8,055
Echo Entertainment Group Ltd.	2,403	8,817
Fairfax Media Ltd.	11,963	7,432
Federation Centres	3,569	7,826
Flight Centre Travel Group Ltd.	240	6,239
Fortescue Metals Group Ltd.	5,931	8,041
Goodman Group	1,617	7,705
GPT Group	2,392	8,049
Harvey Norman Holdings Ltd.	2,226	7,256
Healthscope Ltd.	3,973	7,957
Iluka Resources Ltd.	1,609	9,267
Incitec Pivot Ltd.	2,638	6,980
Insurance Australia Group Ltd.	1,831	7,867

	Shares	Value

Australia–(continued)

Investa Office Fund	2,699	$7,801
IOOF Holdings Ltd.	988	6,672
JB Hi-Fi Ltd.	517	7,288
Lend Lease Group	674	7,680
Macquarie Group Ltd.	129	7,746
Magellan Financial Group Ltd.	582	7,872
Mirvac Group	5,555	7,664
National Australia Bank Ltd.	313	7,935
Newcrest Mining Ltd. (a)	778	6,421
Nufarm Ltd.	1,357	7,657
Oil Search Ltd.	1,402	7,624
Orica Ltd.	470	6,599
Origin Energy Ltd.	805	6,661
Orora Ltd.	4,966	8,457
OZ Minerals Ltd.	2,324	6,319
Perpetual Ltd.	203	6,643
Primary Health Care Ltd.	2,325	7,817
Qantas Airways Ltd. (a)	3,310	9,072
QBE Insurance Group Ltd.	769	8,206
Ramsay Health Care Ltd.	172	8,391
REA Group Ltd.	266	8,419
Recall Holdings Ltd.	1,456	7,652
Santos Ltd.	1,259	6,789
Scentre Group	2,706	7,832
Seek Ltd.	638	7,041
Shopping Centres Australasia Property Group	4,896	7,658
Slater & Gordon Ltd.	1,679	4,176
Sonic Healthcare Ltd.	487	7,357
Spark Infrastructure Group	5,497	7,761
Spotless Group Holdings Ltd.	4,785	6,837
Stockland	2,460	7,632
Suncorp Group Ltd.	780	8,135
Sydney Airport	2,024	8,313
Tabcorp Holdings Ltd.	2,279	8,065
Tatts Group Ltd.	2,770	8,045
Telstra Corp. Ltd.	1,717	8,136
TPG Telecom Ltd.	1,206	8,366
Transurban Group	1,044	7,608
Treasury Wine Estates Ltd.	2,119	8,921
Washington H. Soul Pattinson & Co. Ltd.	771	7,720
Wesfarmers Ltd.	262	8,116
Westfield Corp.	1,157	8,482
Westpac Banking Corp.	321	8,179
Woodside Petroleum Ltd.	295	7,687
Woolworths Ltd.	386	8,059
WorleyParsons Ltd.	1,083	7,282
		772,216

Austria–0.11%

Erste Group Bank AG (a)	262	7,852
Voestalpine AG	170	7,296
		15,148

See accompanying notes which are an integral part of this schedule.

Invesco Macro Long/Short Fund

	Shares	Value

Belgium–0.31%

Ageas	201	$8,262
Anheuser-Busch InBev N.V.	59	7,032
Delhaize Group	78	7,032
KBC Groep N.V.	114	7,945
Solvay S.A.	50	6,685
UCB S.A.	95	7,351
		44,307

Bermuda–0.13%

Montpelier Re Holdings Ltd.	415	17,700

Brazil–0.23%

Ambev S.A.	1,100	6,217
Cia Brasileira de Distribuicao -Preference Shares	263	5,718
Klabin S.A. (b)	1,100	6,799
M Dias Branco S.A.	263	5,900
WEG S.A.	1,360	7,413
		32,047

Chile–0.52%

Banco de Chile	119,126	12,810
Banco Santander Chile	167,666	8,485
Corpbanca S.A.	685,480	6,938
Empresa Nacional de Electricidad S.A.	5,631	7,710
Empresas CMPC S.A.	2,742	7,206
Empresas COPEC S.A.	1,034	10,380
Enersis S.A.	25,325	7,651
S.A.C.I. Falabella	1,015	6,624
Sonda S.A.	2,923	5,386
		73,190

China–0.79%

AAC Technologies Holdings Inc.	1,284	7,287
Agricultural Bank of China Ltd. -Class H	14,000	6,320
China Construction Bank Corp. -Class H	7,000	5,700
China National Building Material Co. Ltd. -Class H	6,000	4,520
CITIC Ltd.	4,000	7,132
COSCO Pacific Ltd.	6,000	7,808
FIH Mobile Ltd.	14,000	7,314
Hengan International Group Co. Ltd.	817	9,132
Industrial & Commercial Bank of China Ltd. -Class H	8,000	5,495
Jiangsu Expressway Co. Ltd. -Class H	6,000	7,462
Shenzhou International Group Holdings Ltd.	2,000	10,513
Sun Art Retail Group Ltd.	12,000	9,133
Tingyi (Cayman Islands) Holding Corp.	3,034	5,820
Tsingtao Brewery Co. Ltd. -Class H	2,000	10,702
Yangzijiang Shipbuilding (Holdings) Ltd.	7,700	7,240
		111,578

Colombia–0.14%

Bancolombia S.A. -Preference Shares	721	6,924
Grupo Aval Acciones y Valores S.A. -Preference Shares	16,902	7,276

	Shares	Value

Colombia–(continued)

Grupo de Inversiones Suramericana S.A.	463	$5,947
		20,147

Czech Republic–0.11%

CEZ A.S.	357	8,653
Komercni Banka A.S.	33	7,379
		16,032

Denmark–0.53%

A. P. Moller - Maersk AS -Class B	6	10,217
Carlsberg AS -Class B	111	9,671
Coloplast AS -Class B	152	10,961
Danske Bank AS	343	10,712
Novo Nordisk AS -Class B	187	11,041
Pandora AS	97	10,906
Vestas Wind Systems AS	211	11,518
		75,026

Egypt–0.05%

Commercial International Bank Egypt S.A.E.	898	6,477

Finland–0.31%

Fortum Oyj	397	6,976
Kone Oyj -Class B	183	7,669
Nokia Oyj	942	6,652
Sampo Oyj -Class A	147	7,264
UPM-Kymmene Oyj	426	7,860
Wartsila OYJ Abp	153	7,027
		43,448

France–2.56%

Accor S.A.	132	6,476
Air Liquide S.A.	58	7,551
Airbus Group S.E.	107	7,591
Alcatel-Lucent (a)	1,850	7,011
Alstom S.A. (a)	224	6,583
Arkema S.A.	103	8,029
AXA S.A.	293	7,723
BNP Paribas S.A.	122	7,946
Bouygues S.A.	184	6,752
Bureau Veritas S.A.	321	7,500
Cap Gemini S.A.	84	8,030
Carrefour S.A.	207	7,105
Christian Dior S.E.	36	7,462
Cie Generale des Etablissements Michelin	73	7,151
Compagnie de Saint-Gobain	155	7,348
Credit Agricole S.A.	513	8,082
Danone S.A.	104	7,046
Dassault Systemes S.A.	104	7,844
Edenred	288	7,184
Electricite de France S.A.	288	6,860
Engie	348	6,682
Essilor International S.A.	64	8,195
Hermes International	19	7,396
Kering	43	8,292
L’Oreal S.A.	38	7,109

See accompanying notes which are an integral part of this schedule.

Invesco Macro Long/Short Fund

	Shares	Value

France–(continued)

Lafarge S.A.	103	$5,992
Legrand S.A.	127	7,817
LVMH Moet Hennessy Louis Vuitton S.E.	38	7,124
Numericable–SFR (a)	136	7,415
Orange S.A.	450	7,381
Pernod Ricard S.A.	64	7,665
Peugeot S.A. (a)	369	7,394
Publicis Groupe S.A.	93	7,041
Renault S.A.	72	6,625
Safran S.A.	101	7,638
Sanofi	70	7,531
Schneider Electric S.E.	106	7,402
SCOR S.E.	210	8,053
Societe Generale S.A.	160	7,855
Sodexo S.A	69	6,430
Suez Environnement Co.	391	7,495
Technip S.A.	118	6,715
TOTAL S.A.	138	6,831
Unibail-Rodamco S.E.	30	7,983
Valeo S.A.	47	6,271
Veolia Environnement S.A.	367	8,192
Vinci S.A.	126	8,081
Vivendi S.A.	298	7,833
Zodiac Aerospace	218	6,500
		360,212

Germany–1.88%

adidas AG	94	7,688
Allianz S.E.	48	7,860
BASF S.E.	82	7,074
Bayer AG	48	7,090
Bayerische Motoren Werke AG	68	6,818
Beiersdorf AG	81	6,922
Brenntag AG	118	6,561
Commerzbank AG (a)	543	7,042
Continental AG	32	7,153
Daimler AG	82	7,329
Deutsche Annington Immobilien SE	272	8,499
Deutsche Bank AG	249	8,777
Deutsche Boerse AG	93	8,439
Deutsche Lufthansa AG (a)	573	7,771
Deutsche Post AG	221	6,679
Deutsche Telekom AG	413	7,461
E.ON S.E.	537	7,083
Fresenius Medical Care AG & Co. KGaA	91	7,428
Fresenius S.E. & Co. KGaA	119	8,211
GEA Group AG	145	6,139
HeidelbergCement AG	95	7,246
Henkel AG & Co. KGaA -Preference Shares	62	7,353
Infineon Technologies AG	590	6,612
K+S AG	237	9,724
Linde AG	39	7,371
Merck KGaA	72	7,323
Metro AG	208	6,567
Muenchener Rueckversicherungs-Gesellschaft AG	41	7,543

	Shares	Value

Germany–(continued)

Porsche Automobil Holding S.E. -Preference Shares	86	$6,469
ProSiebenSat.1 Media SE	145	7,413
RWE AG	340	7,076
SAP S.E.	100	7,167
Siemens AG	67	7,170
Symrise AG	120	7,977
ThyssenKrupp AG	279	7,088
Volkswagen AG -Preference Shares	32	6,410
		264,533

Greece–0.03%

National Bank of Greece S.A. (a)	4,363	4,065

Hong Kong–2.86%

AIA Group Ltd.	1,200	7,817
ASM Pacific Technology Ltd.	900	8,124
Bank of East Asia, Ltd. (The)	1,800	7,291
Brightoil Petroleum (Holdings) Ltd. (a)	15,000	5,532
Cathay Pacific Airways Ltd.	3,000	7,097
Cheung Kong Infrastructure Holdings Ltd.	1,000	8,701
Chinese Estates Holdings Ltd.	2,500	5,947
CLP Holdings Ltd.	1,000	8,494
Dairy Farm International Holdings Ltd.	900	7,443
Esprit Holdings Ltd.	11,800	11,293
First Pacific Co. Ltd.	10,000	8,010
Galaxy Entertainment Group Ltd.	2,000	9,210
Global Brands Group Holding Ltd. (a)	36,000	7,962
Haitong International Securities Group Ltd.	8,000	4,417
Hang Lung Group Ltd.	2,000	9,017
Hang Lung Properties Ltd.	3,000	8,572
Hang Seng Bank Ltd.	400	8,199
Henderson Land Development Co. Ltd.	1,310	8,652
Heritage International Holdings Ltd. (a)	54,000	6,966
HK Electric Investments Ltd. (c)	12,000	8,350
Hong Kong & China Gas Co. Ltd.	3,840	7,836
Hong Kong Exchanges & Clearing Ltd.	200	5,400
Hongkong Land Holdings Ltd.	1,000	7,732
Hopewell Holdings Ltd.	2,000	6,872
Hysan Development Co. Ltd.	2,000	8,548
Jardine Matheson Holdings Ltd.	100	5,453
Jardine Strategic Holdings Ltd.	300	9,024
Kerry Properties Ltd.	3,000	11,178
KuangChi Science Ltd. (a)	18,000	4,570
Li & Fung Ltd.	10,000	7,740
Link (The)	1,500	8,823
MTR Corp. Ltd.	1,500	6,673
New World Development Co. Ltd.	6,000	7,252
Noble Group Ltd.	15,600	5,174
NWS Holdings Ltd.	6,000	9,009
PCCW Ltd.	14,000	8,362
Power Assets Holdings Ltd.	1,000	9,423
Sands China Ltd.	2,000	8,849
Shangri-La Asia Ltd.	8,000	10,319
Sino Land Co. Ltd.	4,000	6,212
SJM Holdings Ltd.	7,000	8,127
Suncorp Technologies Ltd. (a)	120,000	5,959

See accompanying notes which are an integral part of this schedule.

Invesco Macro Long/Short Fund

	Shares	Value

Hong Kong–(continued)

Swire Pacific Ltd. -Class A	500	$6,408
Swire Properties Ltd.	2,800	9,033
Techtronic Industries Co. Ltd.	2,500	8,864
Television Broadcasts Ltd.	1,400	7,404
Value Partners Group Ltd.	5,000	5,864
VTech Holdings Ltd.	600	7,469
WH Group Ltd. (a)(c)	11,500	7,373
Wharf Holdings Ltd. (The)	1,000	6,346
Wheelock and Co. Ltd.	2,000	10,324
Yue Yuen Industrial (Holdings) Ltd.	2,500	8,107
		402,821

Hungary–0.09%

MOL Hungarian Oil and Gas PLC	127	6,701
Richter Gedeon Nyrt	414	6,654
		13,355

India–0.10%

Infosys Ltd. -ADR	428	7,237
Reliance Industries Ltd. -GDR(c)	230	7,165
		14,402

Indonesia–0.45%

Golden Agri-Resources Ltd.	32,500	7,478
PT Bank Central Asia Tbk	8,000	7,741
PT Bank Mandiri Persero Tbk	10,100	7,094
PT Bank Rakyat Indonesia Persero Tbk	8,300	6,113
PT Indofood Sukses Makmur Tbk	14,700	6,623
PT Jasa Marga Persero Tbk	18,000	7,660
PT Kalbe Farma Tbk	52,000	6,702
PT Perusahaan Gas Negara Persero Tbk	20,500	6,049
PT Telekomunikasi Indonesia Persero Tbk	34,900	7,563
		63,023

Ireland–0.61%

CRH PLC	257	7,612
Experian PLC	1,776	33,308
Kerry Group PLC -Class A	106	8,049
Shire PLC	402	35,719
		84,688

Italy–0.64%

Assicurazioni Generali S.p.A.	406	7,994
Atlantia S.p.A.	268	7,158
Enel S.p.A.	1,607	7,564
Eni S.p.A.	398	6,964
Intesa Sanpaolo S.p.A.	2,065	7,942
Luxottica Group S.p.A.	112	8,124
Prada S.p.A.	1,600	7,358
Snam S.p.A.	1,458	7,159
Telecom Italia S.p.A. (a)	5,731	7,584
Terna - Rete Elettrica Nazionale S.p.A.	1,613	7,521
UniCredit S.p.A.	1,113	7,377
Unione di Banche Italiane S.C.p.A.	924	7,499
		90,244

Japan–11.60%

Aeon Co., Ltd.	600	9,182
Aisin Seiki Co., Ltd.	100	4,059

	Shares	Value

Japan–(continued)

Alps Electric Co., Ltd.	200	$6,318
Amada Holdings Co., Ltd.	700	6,880
ANA Holdings Inc.	2,000	6,374
Aozora Bank, Ltd.	2,000	7,682
Asahi Glass Co., Ltd.	1,000	5,875
Asahi Group Holdings, Ltd.	200	6,709
Asahi Kasei Corp.	1,000	7,622
ASICS Corp.	200	5,753
Astellas Pharma Inc.	600	9,060
Bank of Kyoto, Ltd. (The)	1,000	11,805
Bank of Yokohama, Ltd. (The)	1,000	6,342
Bridgestone Corp.	200	7,549
Brother Industries, Ltd.	500	6,929
Canon Inc.	200	6,398
Casio Computer Co., Ltd.	300	5,999
Chiba Bank, Ltd. (The)	1,000	7,960
Chubu Electric Power Co., Inc.	500	8,516
Chugai Pharmaceutical Co., Ltd.	200	7,278
Chugoku Bank, Ltd. (The)	500	7,819
Chugoku Electric Power Co., Inc. (The)	500	7,497
Credit Saison Co., Ltd.	400	8,845
Dai Nippon Printing Co., Ltd.	1,000	11,140
Dai-ichi Life Insurance Co. Ltd. (The)	300	6,105
Daicel Corp.	600	8,166
Daihatsu Motor Co., Ltd.	600	8,531
Daiichi Sankyo Co., Ltd.	300	6,159
Daikin Industries, Ltd.	100	6,471
Daito Trust Construction Co., Ltd.	100	10,581
Daiwa House Industry Co., Ltd.	400	9,965
Daiwa Securities Group Inc.	1,000	7,796
Denso Corp.	100	4,962
Dentsu Inc.	100	5,688
Don Quijote Holdings Co., Ltd.	200	8,566
East Japan Railway Co.	100	9,885
Eisai Co., Ltd.	100	6,532
Electric Power Development Co., Ltd.	200	6,925
Fuji Heavy Industries Ltd.	200	7,418
FUJIFILM Holdings Corp.	200	7,957
Fujitsu Ltd.	1,000	5,250
Fukuoka Financial Group, Inc.	1,000	5,161
Gunma Bank, Ltd. (The)	1,000	7,450
Hachijuni Bank, Ltd. (The)	1,000	7,771
Hamamatsu Photonics K.K.	200	5,226
Hankyu Hanshin Holdings, Inc.	1,000	6,326
Hino Motors, Ltd.	600	7,780
Hiroshima Bank, Ltd. (The)	1,000	5,866
Hisamitsu Pharmaceutical Co., Inc.	200	7,307
Hitachi, Ltd.	1,000	6,491
Hokuhoku Financial Group, Inc.	4,000	9,457
Hokuriku Electric Power Co.	500	7,706
Honda Motor Co., Ltd.	200	6,737
Hoya Corp.	200	8,469
Hulic Co. Ltd.	800	7,937
IHI Corp.	1,000	3,984
INPEX Corp.	700	7,628
Isetan Mitsukoshi Holdings Ltd.	500	9,114
Isuzu Motors Ltd.	600	8,335
ITOCHU Corp.	600	7,384
Iyo Bank, Ltd. (The)	600	7,640

See accompanying notes which are an integral part of this schedule.

Invesco Macro Long/Short Fund

	Shares	Value

Japan–(continued)

J. Front Retailing Co., Ltd.	300	$5,664
Japan Airlines Co. Ltd.	200	7,553
Japan Airport Terminal Co., Ltd.	100	5,326
Japan Exchange Group Inc.	200	6,972
Japan Real Estate Investment Corp.	1	4,486
Japan Retail Fund Investment Corp.	3	5,882
Japan Tobacco, Inc.	200	7,768
JFE Holdings, Inc.	400	7,487
Joyo Bank, Ltd. (The)	1,000	5,908
JSR Corp.	500	8,347
JTEKT Corp.	300	5,200
JX Holdings, Inc.	1,700	7,258
Kajima Corp.	1,000	4,978
Kansai Electric Power Co., Inc. (The) (a)	700	9,501
Kao Corp.	100	5,076
Kawasaki Heavy Industries, Ltd.	1,000	4,379
KDDI Corp.	400	10,196
Keikyu Corp.	1,000	8,239
Keio Corp.	1,000	8,335
Keisei Electric Railway Co., Ltd.	1,000	12,217
Kintetsu Group Holdings Co., Ltd.	2,000	7,133
Kirin Holdings Co., Ltd.	600	9,261
Kobe Steel, Ltd.	5,000	7,766
Koito Manufacturing Co., Ltd.	200	7,844
Komatsu Ltd.	300	5,566
Konica Minolta Inc.	600	7,467
Kuraray Co., Ltd.	600	7,078
Kyocera Corp.	100	5,160
Kyushu Electric Power Co. Inc. (a)	700	9,947
Lawson, Inc.	100	7,465
LIXIL Group Corp.	300	6,025
Mabuchi Motor Co., Ltd.	100	6,012
Makita Corp.	100	5,543
Marubeni Corp.	1,200	6,692
Mazda Motor Corp.	300	5,909
Medipal Holdings Corp.	500	8,931
Mitsubishi Chemical Holdings Corp.	1,200	7,866
Mitsubishi Corp.	400	8,664
Mitsubishi Heavy Industries, Ltd.	1,000	5,305
Mitsubishi Materials Corp.	2,000	7,246
Mitsubishi Motors Corp.	900	7,662
Mitsubishi Tanabe Pharma Corp.	500	8,367
Mitsubishi UFJ Financial Group, Inc.	1,000	7,262
Mitsui & Co., Ltd.	600	7,788
Mitsui Chemicals Inc.	2,000	7,504
Mitsui O.S.K. Lines, Ltd.	2,000	6,014
Mizuho Financial Group, Inc.	3,400	7,375
MS&AD Insurance Group Holdings, Inc.	200	6,305
Nagoya Railroad Co., Ltd.	2,000	7,520
Namco Bandai Holdings Inc.	300	6,666
NEC Corp.	2,000	6,404
NGK Spark Plug Co., Ltd.	200	5,301
Nidec Corp.	100	8,979
Nikon Corp.	700	8,326
Nippon Building Fund Inc.	1	4,470
Nippon Express Co., Ltd.	1,000	5,307
Nippon Paint Holdings Co., Ltd.	200	5,737
Nippon Steel & Sumitomo Metal Corp.	2,000	4,741

	Shares	Value

Japan–(continued)

Nippon Telegraph & Telephone Corp.	200	$7,703
Nippon Television Holdings, Inc.	500	9,454
Nippon Yusen Kabushiki Kaisha	2,000	5,471
Nissan Motor Co., Ltd.	700	6,786
Nisshin Seifun Group Inc.	600	8,608
Nissin Foods Holdings Co., Ltd.	100	4,517
Nitori Holdings Co., Ltd.	100	9,004
Nitto Denko Corp.	100	7,541
NOK Corp.	200	5,850
Nomura Holdings, Inc.	1,100	7,841
Nomura Research Institute, Ltd.	200	8,231
NSK Ltd.	500	6,445
NTT Data Corp.	100	4,776
NTT DoCoMo, Inc.	300	6,343
Obayashi Corp.	1,000	7,717
Odakyu Electric Railway Co., Ltd.	1,000	10,014
Oji Holdings Corp.	1,000	4,373
Olympus Corp.	200	7,666
OMRON Corp.	100	3,934
Ono Pharmaceutical Co. Ltd.	100	12,063
Oriental Land Co., Ltd.	100	6,350
ORIX Corp.	500	7,500
Osaka Gas Co., Ltd.	2,000	8,003
Otsuka Holdings Co., Ltd.	200	7,205
Panasonic Corp.	600	7,054
Rakuten Inc.	500	8,075
Recruit Holdings Co., Ltd.	200	6,323
Resona Holdings, Inc.	1,400	7,730
Ricoh Co., Ltd.	700	6,926
Rinnai Corp.	100	7,094
Rohm Co. Ltd.	100	5,794
Santen Pharmaceutical Co., Ltd.	600	8,836
SECOM Co., Ltd.	100	6,732
Sega Sammy Holdings Inc.	600	7,512
Seibu Holdings Inc.	400	9,170
Seiko Epson Corp.	500	8,828
Sekisui Chemical Co., Ltd.	1,000	11,136
Sekisui House, Ltd.	500	7,457
Seven & i Holdings Co., Ltd.	200	9,237
Shikoku Electric Power Co. Inc.	500	8,438
Shimizu Corp.	1,000	8,794
Shin-Etsu Chemical Co., Ltd.	100	5,985
Shinsei Bank, Ltd.	4,000	8,771
Shionogi & Co., Ltd.	200	7,980
Shiseido Co., Ltd.	400	9,685
Shizuoka Bank, Ltd. (The)	1,000	11,278
SoftBank Group Corp.	100	5,563
Sompo Japan Nipponkoa Holdings, Inc.	200	7,056
Sony Corp.	200	5,674
Sony Financial Holdings Inc.	500	9,590
Stanley Electric Co., Ltd.	400	8,529
Sumitomo Chemical Co., Ltd.	1,000	5,713
Sumitomo Corp.	600	6,843
Sumitomo Electric Industries, Ltd.	500	7,481
Sumitomo Heavy Industries, Ltd.	1,000	5,051
Sumitomo Mitsui Financial Group, Inc.	100	4,487
Sumitomo Mitsui Trust Holdings, Inc.	1,000	4,631
Suntory Beverage & Food Ltd.	200	8,469
Suruga Bank Ltd.	400	8,595

See accompanying notes which are an integral part of this schedule.

Invesco Macro Long/Short Fund

	Shares	Value

Japan–(continued)

Suzuken Co., Ltd./Aichi Japan	200	$7,105
Suzuki Motor Corp.	200	6,992
Sysmex Corp.	100	6,498
T&D Holdings, Inc.	500	7,623
Taiheiyo Cement Corp.	2,000	6,601
Taisei Corp.	1,000	5,891
Taisho Pharmaceutical Holdings Co. Ltd.	100	6,738
Takashimaya Co., Ltd.	1,000	9,607
Takeda Pharmaceutical Co. Ltd.	100	5,043
TDK Corp.	100	6,985
Teijin Ltd.	2,000	7,288
Terumo Corp.	400	10,328
THK Co., Ltd.	400	7,759
Tobu Railway Co., Ltd.	1,000	4,831
Toho Co., Ltd.	400	9,476
Toho Gas Co., Ltd.	1,000	5,989
Tohoku Electric Power Co., Inc.	600	8,821
Tokio Marine Holdings, Inc.	200	8,363
Tokyo Electric Power Co. Inc. (a)	1,300	9,359
Tokyo Electron Ltd.	100	5,503
Tokyo Gas Co., Ltd.	1,000	5,414
Tokyo Tatemono Co., Ltd.	600	8,419
Tokyu Corp.	1,000	7,359
Tokyu Fudosan Holdings, Corp.	900	6,781
TonenGeneral Sekiyu K.K.	1,000	9,978
Toppan Printing Co. Ltd.	1,000	8,686
Toray Industries, Inc.	1,000	7,982
Toshiba Corp.	2,000	6,132
Toyo Suisan Kaisha, Ltd.	200	7,584
Toyota Industries Corp.	100	5,543
Toyota Motor Corp.	100	6,659
Toyota Tsusho Corp.	200	5,075
Trend Micro Inc.	200	7,307
Unicharm Corp.	400	9,641
United Urban Investment Corp.	5	7,262
USS Co., Ltd.	500	8,811
West Japan Railway Co.	100	7,189
Yahoo Japan Corp.	1,700	7,449
Yakult Honsha Co., Ltd.	100	6,658
Yamada Denki Co., Ltd.	1,600	6,129
Yamaguchi Financial Group, Inc.	1,000	13,411
Yamaha Motor Co., Ltd.	400	9,116
Yamato Holdings Co., Ltd.	300	6,673
Yaskawa Electric Corp.	600	7,139
Yokogawa Electric Corp.	600	6,771
		1,631,577

Luxembourg–0.09%

ArcelorMittal S.A.	705	6,395
Tenaris S.A.	530	6,688
		13,083

Macau–0.13%

MGM China Holdings Ltd.	4,400	9,342
Wynn Macau, Ltd.	4,287	8,809
		18,151

	Shares	Value

Malaysia–1.44%

AMMB Holdings Berhad	6,623	$9,664
Axiata Group Berhad	7,868	13,083
British American Tobacco Malaysia Berhad	412	7,259
DiGi.Com Berhad	7,300	10,290
Gamuda Berhad	7,600	9,548
Genting Berhad	3,231	6,865
Genting Malaysia Berhad	6,100	6,799
Hong Leong Bank Berhad	3,700	13,135
IHH Healthcare Berhad	6,221	9,759
IJM Corp. Berhad	5,979	10,590
IOI Corp. Berhad	7,900	8,744
Kuala Lumpur Kepong Berhad	1,200	6,891
Malayan Banking Berhad	4,619	11,092
Maxis Berhad	6,081	10,587
MISC Berhad	2,924	5,953
Petronas Gas Berhad	1,200	6,932
Public Bank Berhad	2,685	13,316
Sime Darby Berhad	4,505	10,254
Telekom Malaysia Berhad	5,591	9,559
Tenaga Nasional Berhad	2,522	8,031
UMW Holdings Berhad	3,107	8,110
YTL Corp. Berhad	15,532	6,406
		202,867

Mexico–0.75%

America Movil S.A.B. de C.V. -Series L	6,940	6,750
Arca Continental S.A.B. de C.V.	1,432	8,601
Coca-Cola Femsa, S.A.B. de C.V. -Series L	1,000	7,560
El Puerto de Liverpool, S.A.B. de C.V. -Series C1	600	7,036
Fibra Uno Administracion S.A. de C.V.	3,600	8,649
Fomento Economico Mexicano, S.A.B. de C.V. -Series BD (d)	900	8,167
Grupo Bimbo, S.A.B. de C.V. -Series A (a)	2,600	6,968
Grupo Financiero Banorte S.A.B. de C.V. -Class O	1,100	5,811
Grupo Financiero Inbursa, SAB de C.V. -Class O	2,800	6,343
Grupo Lala, S.A.B. de C.V.	3,600	8,307
Grupo Mexico S.A.B. de C.V. -Series B	2,300	6,282
Grupo Televisa S.A.B. -Series CPO (e)	1,000	6,966
Infraestructura Enérgetica Nova, S.A.B. de C.V.	1,200	5,839
Promotora y Operadora de Infraestructura, S.A.B. de C.V. (a)	600	6,882
Wal-Mart de México, S.A.B. de C.V. -Class V	2,424	5,876
		106,037

Netherlands–0.69%

Aegon N.V.	1,023	7,869
Akzo Nobel N.V.	94	6,732
ASML Holding N.V.	68	6,769
Gemalto N.V.	81	6,955
Heineken Holding N.V.	105	7,292

See accompanying notes which are an integral part of this schedule.

Invesco Macro Long/Short Fund

	Shares	Value
Netherlands–(continued)

Heineken N.V.	90	$7,091
ING Groep N.V.	456	7,757
Koninklijke Ahold N.V.	382	7,604
Koninklijke DSM N.V.	129	7,357
Koninklijke KPN N.V.	2,077	8,211
Koninklijke Philips N.V.	286	7,950
Randstad Holding N.V.	116	7,942
Wolters Kluwer N.V.	221	7,325
		96,854
New Zealand–0.63%

Auckland International Airport Ltd.	2,435	8,684
Contact Energy Ltd.	2,277	7,439
Fisher & Paykel Healthcare Corp. Ltd.	1,701	8,420
Fletcher Building Ltd.	1,421	7,422
Kiwi Property Group Ltd.	9,144	8,328
Meridian Energy Ltd.	5,693	8,454
Ryman Healthcare Ltd.	1,480	8,200
SKY Network Television Ltd.	1,901	7,679
SKYCITY Entertainment Group Ltd.	2,826	8,255
Spark New Zealand Ltd.	4,184	8,174
Z Energy Ltd.	2,038	7,801
		88,856
Norway–0.36%

DNB ASA	628	10,228
Orkla ASA	1,340	10,696
Statoil ASA	567	9,575
Telenor ASA	466	10,223
Yara International ASA	211	10,503
		51,225
Philippines–0.71%

Aboitiz Power Corp.	9,500	9,076
Ayala Corp.	530	9,022
Bank of the Philippine Islands	4,260	8,848
BDO Unibank, Inc.	3,190	7,002
DMCI Holdings Inc.	23,300	6,044
Energy Development Corp.	44,900	7,028
GT Capital Holdings, Inc.	220	6,734
International Container Terminal Services, Inc.	4,060	9,755
Jollibee Foods Corp.	1,520	6,314
Metropolitan Bank & Trust Co.	4,290	8,286
Philippine Long Distance Telephone Co.	120	7,609
SM Investments Corp.	410	8,005
Universal Robina Corp.	1,600	6,692
		100,415
Poland–0.22%

Bank Pekao S.A.	126	5,310
PGE Polska Grupa Energetyczna S.A.	1,298	6,098
Powszechna Kasa Oszczednosci Bank Polski S.A.	781	6,050
Powszechny Zaklad Ubezpieczen S.A.	71	8,123
Tauron Polska Energia S.A.	5,292	5,317
		30,898

	Shares	Value
Portugal–0.05%

Energias de Portugal, S.A.	1,840	$6,806
Qatar–0.10%

Commercial Bank of Qatar Q.S.C. (The)	478	7,115
Qatar National Bank	130	6,516
		13,631
Singapore–1.64%

Ascendas REIT	4,400	7,761
Avago Technologies Ltd.	46	5,756
CapitaLand Commercial Trust	7,100	7,386
CapitaLand Ltd.	3,200	7,554
CapitaLand Mall Trust	5,200	7,606
City Developments Ltd.	1,100	7,514
ComfortDelGro Corp. Ltd.	3,400	7,483
DBS Group Holdings Ltd.	500	7,395
Genting Singapore PLC	11,700	7,505
Global Logistic Properties Ltd.	4,200	7,065
Great Eastern Holdings Ltd.	500	8,446
Jardine Cycle & Carriage Ltd.	300	6,489
Keppel Corp. Ltd.	1,300	7,096
Keppel REIT	9,500	7,444
Oversea-Chinese Banking Corp. Ltd.	1,100	8,286
SATS Ltd.	3,100	8,496
SembCorp Industries Ltd.	2,800	7,309
SembCorp Marine Ltd.	4,600	8,779
Singapore Airlines Ltd.	1,000	7,869
Singapore Exchange Ltd.	1,400	8,177
Singapore Post Ltd.	5,700	8,123
Singapore Press Holdings Ltd.	2,600	7,929
Singapore Technologies Engineering Ltd.	3,300	7,890
Singapore Telecommunications Ltd.	2,600	7,751
StarHub Ltd.	2,700	7,550
Suntec REIT	6,300	7,845
United Overseas Bank Ltd.	500	8,131
UOL Group Ltd.	1,600	7,854
Venture Corp. Ltd.	1,400	8,011
Wilmar International Ltd.	3,300	7,697
		230,197
South Africa–1.02%

Barclays Africa Group Ltd.	468	6,885
Bidvest Group Ltd.	280	6,847
FirstRand Ltd.	1,585	6,856
Growthpoint Properties Ltd.	4,029	8,852
Investec Ltd.	779	7,052
Liberty Holdings Ltd.	706	7,933
MMI Holdings Ltd.	3,082	7,172
Mondi Ltd.	294	7,034
Nedbank Group Ltd.	364	7,294
Netcare Ltd.	2,123	6,805
Pick n Pay Stores Ltd.	1,418	6,625
Rand Merchant Insurance Holdings Ltd.	2,040	7,199
Redefine Properties Ltd.	9,939	9,068
Remgro Ltd.	361	7,473
RMB Holdings Ltd.	1,212	6,590

See accompanying notes which are an integral part of this schedule.

Invesco Macro Long/Short Fund

	Shares	Value
South Africa–(continued)

SPAR Group Ltd. (The)	427	$6,676
Standard Bank Group Ltd.	526	6,329
Steinhoff International Holdings Ltd.	1,181	7,194
Tiger Brands Ltd.	287	6,461
Vodacom Group Ltd.	629	7,284
		143,629
South Korea–0.36%

GS Holdings	171	6,591
Hana Financial Group Inc.	252	6,277
Hanwha Life Insurance Co., Ltd.	930	6,596
Hyundai Marine & Fire Insurance Co., Ltd.	337	9,128
KT Corp. (a)	252	6,589
Kumho Petrochemical Co., Ltd.	92	4,743
LG Electronics Inc.	148	5,140
LS Corp.	171	5,698
		50,762
Spain–0.87%

Abertis Infraestructuras S.A.	395	6,467
Amadeus IT Holding S.A. -Class A	168	7,326
Banco Bilbao Vizcaya Argentaria, S.A.	741	7,498
Banco de Sabadell S.A.	3,108	7,079
Banco Popular Espanol S.A.	1,589	7,293
Banco Santander S.A.	969	6,687
Bankia S.A.	5,811	7,677
CaixaBank S.A.	1,560	6,954
Enagas S.A.	253	7,107
Ferrovial S.A.	338	8,206
Gas Natural SDG, S.A.	308	6,692
Grifols S.A.	163	7,194
Iberdrola S.A.	1,041	7,344
Industria de Diseno Textil, S.A.	233	7,977
Red Electrica Corp. S.A.	88	7,033
Repsol S.A.	368	6,183
Telefónica, S.A.	504	7,716
		122,433
Sweden–1.12%

Assa Abloy AB -Class B	524	10,604
Atlas Copco AB -Class A	326	8,910
Hennes & Mauritz AB -Class B	247	9,825
Hexagon AB -Class B	287	9,278
Investor AB -Class B	261	10,049
Nordea Bank AB	829	10,304
Sandvik AB	878	8,874
Skandinaviska Enskilda Banken AB -Class A	780	9,402
Skanska AB -Class B	495	10,404
SKF AB -Class B	442	8,648
Svenska Cellulosa AB -Class B	392	11,159
Svenska Handelsbanken AB -Class A	651	9,943
Swedbank AB -Class A	442	10,338
Telefonaktiebolaget LM Ericsson -Class B	943	10,088
TeliaSonera AB	1,721	10,463
Volvo AB -Class B	792	9,373
		157,662

	Shares	Value
Switzerland–1.83%

ABB Ltd.	486	$9,876
Actelion Ltd.	68	10,059
Adecco S.A	118	9,852
Cie Financiere Richemont S.A.	118	10,187
Credit Suisse Group AG	394	11,596
Geberit AG	28	9,680
Givaudan S.A.	6	11,167
Glencore PLC	7,762	25,177
Julius Baer Group Ltd.	195	10,790
Kuehne + Nagel International AG	76	10,495
LafargeHolcim Ltd.	128	8,918
Nestle S.A.	134	10,154
Novartis AG	100	10,393
Roche Holding AG	36	10,401
Schindler Holding AG -Participation Ctfs.	58	9,340
SGS S.A.	6	11,460
Sika AG	3	10,879
Swatch Group AG (The)	26	11,199
Swiss Re AG	111	9,997
Swisscom AG	17	9,890
Syngenta AG	24	9,888
TE Connectivity Ltd.	87	5,300
UBS Group AG	483	11,106
Zurich Insurance Group AG	30	9,140
		256,944
Taiwan–3.18%

Asia Cement Corp.	9,450	10,338
Asustek Computer Inc.	1,000	8,998
Cathay Financial Holding Co., Ltd.	4,758	7,661
Chailease Holding Co. Ltd.	3,120	6,474
Chang Hwa Commercial Bank	18,472	10,293
Cheng Shin Rubber Industry Co., Ltd.	5,000	9,613
Cheng Uei Precision Industry Co., Ltd.	5,000	6,929
China Development Financial Holding Corp.	18,224	5,984
China Life Insurance Co., Ltd.	7,498	7,540
China Steel Chemical Corp.	2,400	8,751
China Steel Corp.	16,409	11,708
Chunghwa Telecom Co., Ltd.	6,551	20,268
CTBC Financial Holding Co. Ltd.	10,420	7,533
E.Sun Financial Holding Co. Ltd.	15,390	9,329
Far Eastern Department Stores Ltd.	14,000	7,890
Far Eastern New Century Corp.	8,691	8,177
Far EasTone Telecommunications Co., Ltd.	3,267	7,622
First Financial Holding Co., Ltd.	22,198	11,888
First Financial Holding Co., Ltd. -Rts. (a)	2,701	196
Formosa Chemicals & Fibre Corp.	3,267	7,715
Formosa Petrochemical Corp.	3,000	7,043
Formosa Plastics Corp.	3,734	8,252
Foxconn Technology Co. Ltd.	1,920	5,785
Highwealth Construction Corp.	2,726	5,594
Hon Hai Precision Industry Co., Ltd.	2,790	7,952
Hua Nan Financial Holdings Co., Ltd.	19,000	10,767
Kenda Rubber Industrial Co., Ltd.	6,000	9,234
Lite-On Technology Corp.	6,000	6,555

See accompanying notes which are an integral part of this schedule.

Invesco Macro Long/Short Fund

	Shares	Value
Taiwan–(continued)

Makalot Industrial Co., Ltd.	1,000	$8,508
Mega Financial Holding Co., Ltd.	10,000	8,524
MiTAC Holdings Corp.	9,000	7,728
Nan Ya Plastics Corp.	3,384	6,882
Powertech Technology Inc.	3,000	5,607
President Chain Store Corp.	1,000	7,245
Quanta Computer Inc.	3,000	5,767
Ruentex Development Co., Ltd.	5,000	6,314
Ruentex Industries Ltd.	3,000	6,251
Shin Kong Financial Holding Co., Ltd.	34,984	10,169
Simplo Technology Co., Ltd.	2,000	8,208
SinoPac Financial Holdings Co., Ltd.	27,432	11,639
Synnex Technology International Corp.	6,000	7,208
Taishin Financial Holding Co., Ltd.	22,970	9,065
Taiwan Business Bank (a)	51,000	14,803
Taiwan Cement Corp.	6,668	7,200
Taiwan Cooperative Financial Holding Co. Ltd.	32,187	16,106
Taiwan Fertilizer Co., Ltd.	5,718	8,318
Taiwan Mobile Co., Ltd.	2,217	7,314
Taiwan Semiconductor Manufacturing Co. Ltd.	1,750	7,661
Tong Yang Industry Co., Ltd.	7,000	7,415
Transcend Information, Inc.	2,000	5,921
Tripod Technology Corp.	4,000	6,246
Uni-President Enterprises Corp.	3,948	6,930
WPG Holdings Ltd.	7,068	7,977
Yuanta Financial Holding Co., Ltd.	14,375	6,769
		447,864
Thailand–0.76%

Advanced Info Service PCL	1,000	7,136
Bangkok Bank PCL	1,600	7,589
Bangkok Dusit Medical Services PCL -Class F	12,200	7,008
BTS Group Holdings PCL	27,000	7,582
Central Pattana PCL	4,800	6,474
CP ALL PCL	5,500	7,536
Home Product Center PCL	34,533	6,161
Intouch Holdings PCL	4,400	10,267
Kasikornbank PCL	1,200	6,114
Krung Thai Bank PCL	13,100	6,447
Land & Houses PCL	23,700	5,412
Siam Cement PCL (The)	500	7,564
Siam Commercial Bank PCL (The)	1,700	7,376
Thai Beverage PCL	14,200	7,815
Thai Union Frozen Products PCL	11,100	5,988
		106,469
Turkey–0.28%

Arcelik A.S.	1,271	6,696
Aselsan Elektronik Sanayi Ve Ticaret A.S.	1,374	7,437
BIM Birlesik Magazalar A.S.	353	6,011
Enka Insaat ve Sanayi A.S.	3,478	6,314
Koc Holding A.S.	1,540	6,835
Migros Ticaret A.S. (a)	878	6,542
		39,835

	Shares	Value
United Kingdom–11.09%

Anglo American PLC	2,136	$26,994
ARM Holdings PLC	1,885	29,576
Associated British Foods PLC	691	34,789
AstraZeneca PLC	503	33,877
Aviva PLC	4,174	33,894
BAE Systems PLC	4,443	33,317
Barclays PLC	7,931	35,714
BG Group PLC	1,957	33,387
BP PLC	4,844	29,913
British American Tobacco PLC	597	35,436
BT Group PLC	4,697	34,067
Burberry Group PLC	1,280	32,161
Centrica PLC	7,628	31,745
CNH Industrial N.V.	827	7,392
Compass Group PLC	1,906	30,508
Delphi Automotive PLC	74	5,778
Diageo PLC	1,136	31,867
Fiat Chrysler Automobiles N.V. (a)	493	7,742
GlaxoSmithKline PLC	1,553	33,767
HSBC Holdings PLC	3,568	32,300
Imperial Tobacco Group PLC	656	34,471
ITV PLC	7,927	34,747
Kingfisher PLC	5,865	33,036
Land Securities Group PLC	1,712	34,702
Legal & General Group PLC	8,288	33,706
Lloyds Banking Group PLC	24,366	31,728
Marks & Spencer Group PLC	3,878	32,944
National Grid PLC	2,457	32,732
Next PLC	286	35,685
Old Mutual PLC	10,307	34,088
Pearson PLC	1,689	31,674
Prudential PLC	1,342	31,592
Reckitt Benckiser Group PLC	377	36,201
RELX PLC	2,003	34,970
RELX N.V.	462	7,697
Rio Tinto Ltd.	189	7,302
Rio Tinto PLC	771	29,937
Rolls-Royce Holdings PLC (a)	2,326	28,840
Royal Bank of Scotland Group PLC (a)	6,029	32,158
Royal Dutch Shell PLC -Class A	1,143	32,842
SABMiller PLC	631	33,153
Sky PLC	2,030	36,139
Smith & Nephew PLC	1,903	35,334
SSE PLC	1,312	31,040
Standard Chartered PLC	2,051	31,394
Standard Life PLC	4,490	31,791
Tesco PLC	9,996	33,670
Unilever N.V.	177	7,933
Unilever PLC	754	34,183
Vodafone Group PLC	9,021	34,070
Wolseley PLC	508	33,725
WPP PLC	1,441	33,079
		1,560,787
United States–22.95%

3M Co.	37	5,600
Abbott Laboratories	135	6,843
AbbVie Inc.	95	6,651

See accompanying notes which are an integral part of this schedule.

Invesco Macro Long/Short Fund

	Shares	Value
United States–(continued)

ABM Industries Inc.	422	$13,909
Acadia Realty Trust	522	16,693
Accenture PLC -Class A	69	7,115
ACE Ltd.	54	5,874
Actuant Corp. -Class A	493	11,369
Adobe Systems Inc. (a)	84	6,887
Aetna Inc.	53	5,987
Aflac, Inc.	101	6,469
Agree Realty Corp.	476	14,751
Air Products and Chemicals, Inc.	45	6,413
Albany International Corp. -Class A	298	11,092
Alexion Pharmaceuticals, Inc. (a)	36	7,108
Allergan PLC (a)	20	6,623
ALLETE, Inc.	299	14,439
Allstate Corp. (The)	88	6,068
Altria Group, Inc.	122	6,634
Amazon.com, Inc. (a)	15	8,042
American Airlines Group Inc.	159	6,376
American Assets Trust Inc.	402	16,731
American Electric Power Co., Inc.	116	6,562
American Equity Investment Life Holding Co.	443	13,086
American Express Co.	78	5,933
American International Group, Inc.	111	7,117
American Tower Corp.	63	5,992
Ameriprise Financial, Inc.	48	6,032
AmerisourceBergen Corp.	59	6,239
Amgen Inc.	36	6,357
Anadarko Petroleum Corp.	82	6,097
Analog Devices, Inc.	97	5,658
Anthem, Inc.	41	6,325
Aon PLC	68	6,852
Apache Corp.	108	4,953
Apple Inc.	55	6,671
Applied Materials, Inc.	335	5,816
Archer-Daniels-Midland Co.	137	6,496
Astoria Financial Corp.	1,053	15,921
AT&T Inc.	332	11,523
Automatic Data Processing, Inc.	77	6,142
AutoZone, Inc. (a)	10	7,009
Avista Corp.	427	14,100
Baker Hughes Inc.	108	6,280
Bank of America Corp.	384	6,866
Bank of New York Mellon Corp. (The)	163	7,074
Baxalta Inc. (a)	95	3,119
Baxter International Inc.	95	3,808
BB&T Corp.	163	6,564
Becton, Dickinson and Co.	44	6,695
Benchmark Electronics, Inc. (a)	491	10,831
Berkshire Hathaway Inc. -Class B (a)	46	6,566
Biogen Inc. (a)	14	4,463
BlackRock, Inc.	17	5,717
Boeing Co. (The)	42	6,055
Boston Properties, Inc.	52	6,411
Boston Scientific Corp. (a)	370	6,416
Bristol-Myers Squibb Co.	101	6,630
Broadcom Corp. -Class A	123	6,225
Brookline Bancorp, Inc.	1,262	14,223

	Shares	Value
United States–(continued)

CACI International Inc. -Class A (a)	165	$13,551
Capital One Financial Corp.	75	6,097
Capstead Mortgage Corp.	1,872	20,723
Cardinal Financial Corp.	609	14,226
Cardinal Health, Inc.	75	6,374
Carnival Corp.	138	7,354
Caterpillar Inc.	79	6,212
CBS Corp. -Class B	102	5,454
Cedar Realty Trust Inc.	2,017	13,514
Celgene Corp. (a)	53	6,956
CenturyLink Inc.	183	5,234
Charles Schwab Corp. (The)	202	7,046
Chemed Corp.	125	18,558
Chemours Co. (The)	17	188
Cheniere Energy, Inc. (a)	94	6,483
Chesapeake Lodging Trust	416	13,341
Chevron Corp.	62	5,486
Chubb Corp. (The)	60	7,460
Cigna Corp.	42	6,051
Cisco Systems, Inc.	223	6,338
Citigroup Inc.	121	7,074
City Holding Co.	264	12,730
CME Group Inc. -Class A	69	6,627
Coca-Cola Co. (The)	164	6,737
Cognizant Technology Solutions Corp. -Class A (a)	101	6,373
Colgate-Palmolive Co.	95	6,462
Columbia Banking System, Inc.	413	13,542
Comcast Corp. -Class A	116	7,240
Community Bank System, Inc.	372	14,222
ConocoPhillips	101	5,084
Consolidated Edison, Inc.	105	6,677
CoreSite Realty Corp.	259	13,002
Corning Inc.	273	5,100
Costco Wholesale Corp.	43	6,248
Cousins Properties, Inc.	1,334	13,847
Cracker Barrel Old Country Store, Inc.	88	13,366
Crown Castle International Corp.	74	6,061
CSG Systems International, Inc.	404	12,564
CSX Corp.	190	5,943
Cubic Corp.	241	10,693
Cummins Inc.	48	6,217
Curtiss-Wright Corp.	165	11,116
CVS Health Corp.	65	7,311
Danaher Corp.	13	1,190
Darling Ingredients Inc. (a)	868	11,154
Deere & Co.	69	6,525
Delta Air Lines, Inc.	157	6,961
Deltic Timber Corp.	199	12,915
Devon Energy Corp.	110	5,436
DiamondRock Hospitality Co.	960	12,106
Dime Community Bancshares, Inc.	962	16,354
DineEquity, Inc.	130	13,521
Discover Financial Services	109	6,083
Dollar General Corp.	85	6,831
Dominion Resources, Inc.	93	6,668
Dow Chemical Co. (The)	135	6,353
Duke Energy Corp.	84	6,234

See accompanying notes which are an integral part of this schedule.

Invesco Macro Long/Short Fund

	Shares	Value
United States–(continued)

E. I. du Pont de Nemours and Co.	86	$4,795
EastGroup Properties, Inc.	267	16,073
Eaton Corp. PLC	98	5,937
eBay Inc. (a)	108	3,037
Ecolab Inc.	60	6,949
Edison International	113	6,781
Education Realty Trust, Inc.	427	13,510
El Paso Electric Co.	390	14,208
Eli Lilly and Co.	86	7,268
EMC Corp.	242	6,507
EMCOR Group, Inc.	265	12,675
Emerson Electric Co.	114	5,900
Encore Capital Group, Inc. (a)	313	13,462
EnPro Industries, Inc.	188	9,528
EOG Resources, Inc.	71	5,480
EPR Properties	216	12,338
Equity Residential	79	5,910
ESCO Technologies Inc.	378	14,390
Exelon Corp.	194	6,225
ExlService Holdings, Inc. (a)	339	13,143
Express Scripts Holding Co. (a)	73	6,575
Exxon Mobil Corp.	76	6,020
F.N.B. Corp.	981	13,528
Facebook Inc. -Class A (a)	83	7,803
FedEx Corp.	39	6,685
First Midwest Bancorp, Inc.	717	13,458
Ford Motor Co.	425	6,303
Forrester Research, Inc.	364	11,386
Forward Air Corp.	226	10,972
Franklin Resources, Inc.	121	5,512
Franklin Street Properties Corp.	1,401	16,490
Freeport-McMoRan Inc.	350	4,113
General Dynamics Corp.	47	7,008
General Electric Co.	250	6,525
General Mills, Inc.	117	6,811
General Motors Co.	166	5,231
Geo Group Inc. (The)	359	13,552
Getty Realty Corp.	894	14,858
Gilead Sciences, Inc.	55	6,482
Goldman Sachs Group, Inc. (The)	33	6,767
Google Inc. -Class A (a)	12	7,890
Government Properties Income Trust	852	14,714
Greatbatch, Inc. (a)	252	13,742
Halliburton Co.	152	6,352
HCA Holdings, Inc. (a)	78	7,255
HCP, Inc.	175	6,762
Health Care REIT, Inc.	85	5,896
Healthcare Realty Trust, Inc.	611	14,688
Healthcare Services Group, Inc.	449	15,675
Hershey Co. (The)	66	6,131
Hess Corp.	94	5,547
Hewlett-Packard Co.	194	5,921
Hillenbrand, Inc.	404	11,457
Hilton Worldwide Holdings Inc. (a)	236	6,337
Home Depot, Inc. (The)	55	6,437
Honeywell International Inc.	61	6,408
Horace Mann Educators Corp.	394	13,885
Humana Inc.	35	6,373

	Shares	Value
United States–(continued)

Illinois Tool Works Inc.	65	$5,816
Illumina, Inc. (a)	32	7,018
Independent Bank Corp.	307	14,847
Infinity Property & Casualty Corp.	180	13,952
Ingersoll-Rand PLC	96	5,894
Inland Real Estate Corp.	1,684	16,537
Integra LifeSciences Holdings Corp. (a)	196	12,569
Intel Corp.	206	5,964
Interactive Brokers Group, Inc. -Class A	352	14,133
Intercontinental Exchange, Inc.	27	6,157
International Business Machines Corp.	39	6,318
International Paper Co.	115	5,505
Intuit Inc.	64	6,769
Intuitive Surgical, Inc. (a)	12	6,398
J & J Snack Foods Corp.	110	13,020
Johnson & Johnson	63	6,313
Johnson Controls, Inc.	139	6,333
JPMorgan Chase & Co.	97	6,647
Kaiser Aluminum Corp.	214	18,072
Kaman Corp.	363	14,328
Kellogg Co.	101	6,683
Kimberly-Clark Corp.	60	6,898
Kinder Morgan Inc.	149	5,161
Kite Realty Group Trust	566	14,942
Kraft Heinz Co. (The)	75	5,960
Kroger Co. (The)	168	6,592
Laclede Group, Inc. (The)	328	17,748
Las Vegas Sands Corp.	115	6,445
Lexington Realty Trust	1,521	13,081
LinkedIn Corp. -Class A (a)	30	6,098
Lockheed Martin Corp.	32	6,627
Lowe’s Cos., Inc.	92	6,381
LTC Properties, Inc.	374	16,407
LyondellBasell Industries N.V. -Class A	64	6,005
Macy’s, Inc.	99	6,837
Magellan Health, Inc. (a)	216	13,087
Marathon Oil Corp.	246	5,168
Marathon Petroleum Corp.	126	6,888
Marriott Vacations Worldwide Corp.	146	12,206
Marsh & McLennan Cos., Inc.	107	6,200
MasterCard, Inc. -Class A	72	7,013
Matthews International Corp. -Class A	292	15,724
McDonald’s Corp.	69	6,890
McGraw Hill Financial, Inc.	59	6,003
McKesson Corp.	29	6,397
Mead Johnson Nutrition Co.	66	5,834
Medical Properties Trust Inc.	979	13,383
Medtronic PLC	85	6,663
Merck & Co., Inc.	114	6,721
MetLife, Inc.	117	6,522
Micron Technology, Inc. (a)	225	4,165
Microsoft Corp.	150	7,005
MKS Instruments, Inc.	351	12,461
Mondelez International Inc. -Class A	161	7,266
Monotype Imaging Holdings, Inc.	469	11,692
Monsanto Co.	58	5,910

See accompanying notes which are an integral part of this schedule.

Invesco Macro Long/Short Fund

	Shares	Value
United States–(continued)

Moog Inc. -Class A (a)	182	$12,169
Morgan Stanley	171	6,642
MTS Systems Corp.	183	11,824
Mueller Industries, Inc.	352	11,394
Mylan N.V. (a)	92	5,151
National Oilwell Varco Inc.	130	5,477
National Penn Bancshares, Inc.	1,237	13,261
Navigators Group, Inc. (The) (a)	179	13,994
NBT Bancorp Inc.	481	13,001
Neenah Paper, Inc.	197	11,934
Netflix Inc. (a)	70	8,002
NetScout Systems, Inc. (a)	154	6,126
New Jersey Resources Corp.	420	12,138
NextEra Energy, Inc.	58	6,102
NIKE, Inc. -Class B	65	7,489
Noble Energy, Inc.	135	4,756
Norfolk Southern Corp.	72	6,072
Northern Trust Corp.	85	6,502
Northrop Grumman Corp.	41	7,093
Northwest Bancshares, Inc.	1,375	17,449
Northwest Natural Gas Co.	314	13,593
NorthWestern Corp.	274	14,752
Nucor Corp.	142	6,268
O’Reilly Automotive, Inc. (a)	29	6,969
Occidental Petroleum Corp.	89	6,248
Omnicom Group Inc.	81	5,919
Oracle Corp.	151	6,031
Oritani Financial Corp.	937	14,720
PACCAR Inc.	101	6,549
Parkway Properties, Inc.	791	14,191
PayPal Holdings, Inc. (a)	108	4,180
PepsiCo, Inc.	69	6,648
Perrigo Co. PLC	36	6,919
Pfizer Inc.	202	7,284
PG&E Corp.	117	6,144
Philip Morris International Inc.	84	7,185
Phillips 66	89	7,076
Piedmont Natural Gas Co., Inc.	396	15,052
Pioneer Natural Resources Co.	40	5,071
PNC Financial Services Group, Inc. (The)	69	6,774
Pool Corp.	201	14,154
Post Properties, Inc.	288	16,399
PPG Industries, Inc.	56	6,069
PPL Corp.	195	6,203
Praxair, Inc.	53	6,049
Precision Castparts Corp.	31	6,043
Priceline Group Inc. (The) (a)	6	7,461
ProAssurance Corp.	402	19,413
Procter & Gamble Co. (The)	72	5,522
Progress Software Corp. (a)	463	13,742
Prologis, Inc.	153	6,213
Provident Financial Services, Inc.	741	14,538
Prudential Financial, Inc.	78	6,892
PS Business Parks, Inc.	203	15,629
Public Service Enterprise Group Inc.	155	6,459
Public Storage	32	6,566
QUALCOMM, Inc.	92	5,924

	Shares	Value
United States–(continued)

Quanex Building Products Corp.	631	$12,670
Raytheon Co.	59	6,436
Regeneron Pharmaceuticals, Inc. (a)	13	7,198
Retail Opportunity Investments Corp.	919	15,761
Reynolds American Inc.	86	7,378
RLI Corp.	258	14,249
Sabra Health Care REIT, Inc.	484	13,237
Safety Insurance Group, Inc.	260	15,077
salesforce.com, inc. (a)	95	6,964
Samsonite International S.A.	2,488	8,120
Saul Centers, Inc.	251	13,022
Schlumberger Ltd.	78	6,460
SeaSpine Holdings Corp. (a)	65	1,024
Selective Insurance Group, Inc.	496	15,282
Sempra Energy	59	6,005
Sherwin-Williams Co. (The)	23	6,388
Simon Property Group, Inc.	34	6,365
South Jersey Industries, Inc.	601	14,568
Southern Co. (The)	143	6,396
Southwest Airlines Co.	193	6,987
Southwest Gas Corp.	274	15,437
Sovran Self Storage, Inc.	173	16,471
Spectra Energy Corp.	186	5,628
St. Jude Medical, Inc.	87	6,422
Starbucks Corp.	132	7,647
State Street Corp.	82	6,278
Sterling Bancorp	953	14,190
Stryker Corp.	71	7,261
Summit Hotel Properties, Inc.	937	12,771
SunTrust Banks, Inc.	158	7,006
Sysco Corp.	161	5,846
T. Rowe Price Group Inc.	82	6,325
Talmer Bancorp, Inc. -Class A	887	14,458
Target Corp.	84	6,875
Texas Instruments Inc.	114	5,698
Texas Roadhouse, Inc.	348	13,708
Thermo Fisher Scientific, Inc.	47	6,558
Time Warner Cable Inc.	40	7,600
Time Warner Inc.	79	6,955
TJX Cos., Inc. (The)	93	6,493
Tompkins Financial Corp.	235	12,702
Toro Co. (The)	232	15,853
Travelers Cos., Inc. (The)	59	6,261
Twenty-First Century Fox, Inc. -Class A	183	6,312
Twitter, Inc. (a)	184	5,706
Tyco International PLC	145	5,513
U.S. Bancorp	137	6,194
UniFirst Corp.	119	13,188
Union Pacific Corp.	65	6,343
United Bankshares, Inc.	315	12,767
United Parcel Service, Inc. -Class B	64	6,551
United Technologies Corp.	53	5,316
UnitedHealth Group Inc.	54	6,556
Universal Health Realty Income Trust	294	14,397
Urstadt Biddle Properties Inc. -Class A	704	13,446
Valero Energy Corp.	105	6,888
Ventas, Inc.	91	6,105
Verizon Communications Inc.	136	6,363

See accompanying notes which are an integral part of this schedule.

Invesco Macro Long/Short Fund

	Shares	Value

United States–(continued)

Vertex Pharmaceuticals Inc. (a)	52	$7,020
VF Corp.	85	6,553
Viacom Inc. -Class B	92	5,244
Visa Inc. -Class A	96	7,233
Vornado Realty Trust	58	5,658
Wal-Mart Stores, Inc.	91	6,550
Walgreens Boots Alliance, Inc.	73	7,054
Walt Disney Co. (The)	60	7,200
Waste Management, Inc.	122	6,238
Watts Water Technologies, Inc. -Class A	217	12,035
WD-40 Co.	154	13,803
Wells Fargo & Co.	116	6,713
West Pharmaceutical Services, Inc.	219	13,112
Westamerica Bancorp.	285	13,959
Western Digital Corp.	64	5,508
Weyerhaeuser Co.	180	5,524
Williams Cos., Inc. (The)	135	7,085
Wilshire Bancorp, Inc.	1,128	13,107
Wintrust Financial Corp.	275	14,828
Xcel Energy, Inc.	192	6,657
Yahoo! Inc. (a)	143	5,244
Yum! Brands, Inc.	72	6,319
Zimmer Biomet Holdings, Inc.	54	5,620
Zoetis Inc.	131	6,416
		3,228,809
Total Common Stocks & Other Equity Interests (Cost $10,973,330)		11,230,450

Money Market Funds–16.77%

Liquid Assets Portfolio –Institutional Class, 0.11% (f)	1,179,590	1,179,590

Premier Portfolio –Institutional Class, 0.07% (f)	1,179,590	1,179,590
Total Money Market Funds (Cost $2,359,180)		2,359,180

TOTAL INVESTMENTS–96.58% (Cost $13,332,510)		13,589,630

OTHER ASSETS LESS LIABILITIES–3.42%		481,138
NET ASSETS–100.00%		$14,070,768

Investment Abbreviations:

ADR	—American Depositary Receipt

CPO	—Certificates of Ordinary Participation

Ctfs.	—Certificates

GDR	—Global Depositary Receipt

REIT	—Real Estate Investment Trust

Rts.	—Rights

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Each unit represents one common share and four preferred shares.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2015 was $22,888, which represented less than 1% of the Fund’s Net Assets.

(d)	Each unit represents one Series B share, two Series D-B shares and two Series D-L shares.

(e)	Each CPO represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco Macro Long/Short Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Macro Long/Short Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

Invesco Macro Long/Short Fund

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Invesco Macro Long/Short Fund

G.	Swap Agreements – (continued)

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

H.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
I.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2015, there were transfers from Level 1 to Level 2 of $267,612 and from Level 2 to Level 1 of $3,616,355 due to foreign fair value adjustments. Additionally, there were transfers from Level 1 to Level 3 of $4,065 due to securities not trading in an active market.”

Invesco Macro Long/Short Fund

	Level 1	Level 2	Level 3	Total
Australia	$354,274	$417,942	$—	$772,216
Austria	15,148	—	—	15,148
Belgium	29,013	15,294	—	44,307
Bermuda	17,700	—	—	17,700
Brazil	32,047	—	—	32,047
Chile	73,190	—	—	73,190
China	56,940	54,638	—	111,578
Colombia	20,147	—	—	20,147
Czech Republic	7,379	8,653	—	16,032
Denmark	63,985	11,041	—	75,026
Egypt	6,477	—	—	6,477
Finland	43,448	—	—	43,448
France	337,502	22,710	—	360,212
Germany	218,493	46,040	—	264,533
Greece	—	—	4,065	4,065
Hong Kong	245,571	157,250	—	402,821
Hungary	13,355	—	—	13,355
India	14,402	—	—	14,402
Indonesia	21,066	41,957	—	63,023
Ireland	41,357	43,331	—	84,688
Italy	76,121	14,123	—	90,244
Japan	643,273	988,304	—	1,631,577
Luxembourg	13,083	—	—	13,083
Macau	9,342	8,809	—	18,151
Malaysia	162,664	40,203	—	202,867
Mexico	106,037	—	—	106,037
Netherlands	89,497	7,357	—	96,854
New Zealand	56,295	32,561	—	88,856
Norway	31,422	19,803	—	51,225
Philippines	70,712	29,703	—	100,415
Poland	25,588	5,310	—	30,898
Portugal	6,806	—	—	6,806
Qatar	13,631	—	—	13,631
Singapore	76,435	153,762	—	230,197
South Africa	76,728	66,901	—	143,629
South Korea	28,590	22,172	—	50,762
Spain	114,227	8,206	—	122,433
Sweden	96,020	61,642	—	157,662
Switzerland	178,878	78,066	—	256,944
Taiwan	286,058	161,806	—	447,864
Thailand	84,290	22,179	—	106,469
Turkey	27,510	12,325	—	39,835
United Kingdom	1,098,548	462,239	—	1,560,787
United States	5,587,989	—	—	5,587,989
	10,571,238	3,014,327	4,065	13,589,630
Forward Foreign Currency Contracts*	—	83,753	—	83,753
Futures Contracts*	(25,650)	—	—	(25,650)
Swap Agreements*	—	(11,242)	—	(11,242)
Total Investments	$10,545,588	$3,086,838	$4,065	$13,636,491

* Unrealized appreciation (depreciation).

Invesco Macro Long/Short Fund

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of July 31, 2015:

Risk Exposure/ Derivative Type	Value
	Assets	Liabilities
Currency risk:
Forward foreign currency contracts	$97,679	$(13,926)
Equity risk:
Futures contracts (a)	122,501	(148,151)
Swap contracts	—	(11,242)
Total	$220,180	$(173,319)
(a)	Includes cumulative appreciation (depreciation) of futures contracts.

Effect of Derivative Investments for the nine months ended July 31, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Futures Contracts	Forward Foreign Currency Contracts	Swap Agreements
Realized Gain (Loss):
Currency risk	$—	$444,092	$—
Equity risk	(549,471)	—	(4,460)
Change in Net Unrealized Appreciation (Depreciation):			—
Currency risk	—	58,637	—
Equity risk	160,074	—	(10,361)
Total	$(389,397)	$502,729	$(14,821)

The table below summarizes the average notional value of futures contracts, forward foreign currency contracts, and swap agreements outstanding during the period.

	Futures Contracts	Forward Foreign Currency Contracts	Swap Agreements
Average notional value	$ 11,132,974	$ 5,765,351	$ 188,415

Invesco Macro Long/Short Fund

Open Forward Foreign Currency Contracts

Settlement							Unrealized
		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
8/14/2015	Canadian Imperial Bank of Commerce	AUD	990,000	USD	762,470	$722,944	$39,526
8/14/2015	Canadian Imperial Bank of Commerce	CHF	210,000	USD	224,651	217,492	7,159
8/14/2015	Canadian Imperial Bank of Commerce	EUR	1,090,000	USD	1,225,476	1,197,279	28,197
8/14/2015	Canadian Imperial Bank of Commerce	GBP	1,080,000	USD	1,673,187	1,686,377	(13,190)
8/14/2015	Canadian Imperial Bank of Commerce	JPY	204,500,000	USD	1,655,504	1,650,377	5,127
8/14/2015	Canadian Imperial Bank of Commerce	NOK	330,000	USD	42,066	40,387	1,679
8/14/2015	Canadian Imperial Bank of Commerce	NZD	130,000	USD	88,433	85,697	2,736
8/14/2015	Canadian Imperial Bank of Commerce	SEK	1,450,000	USD	176,288	168,106	8,182
8/14/2015	Canadian Imperial Bank of Commerce	SGD	380,000	USD	281,934	276,861	5,073
8/14/2015	Canadian Imperial Bank of Commerce	USD	33,280	EUR	30,000	32,953	(327)
8/14/2015	Canadian Imperial Bank of Commerce	USD	78,083	GBP	50,000	78,073	(10)
8/14/2015	Canadian Imperial Bank of Commerce	USD	51,242	JPY	6,300,000	50,843	(399)
Total Forward Foreign Currency Contracts - Currency Risk							$83,753

Currency Abbreviations:

AUD — Australian Dollar	JPY — Japanese Yen	SGD — Singapore Dollar
CHF — Swiss Franc	NOK — Norwegian Krone	USD — U.S. Dollar
EUR — Euro	NZD — New Zealand Dollar
GBP — British Pound Sterling	SEK — Swedish Krona

Invesco Macro Long/Short Fund

Open Futures Contracts(a)

Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Dow Jones EURO STOXX 50 Index	Long	22	September-2015	$869,291	$28,126
E-Mini S&P 500 Index	Long	2	September-2015	209,840	544
FTSE 100 Index	Long	6	September-2015	623,453	(439)
Hang Seng Index	Long	4	August-2015	632,733	2
Mini MSCI Emerging Markets Asia Index	Long	20	September-2015	900,000	(71,341)
Russell 2000 Mini Index	Long	5	September-2015	617,600	(12,087)
Tokyo Stock Price Index	Long	4	September-2015	535,786	2,123
Dow Jones EURO STOXX 50 Index	Short	18	September-2015	(711,238)	(22,231)
E-Mini S&P 500 Index	Short	9	September-2015	(944,280)	(10,255)
FTSE 100 Index	Short	9	September-2015	(935,180)	6,697
Hang Seng Index	Short	2	August-2015	(316,367)	(3,619)
Mini MSCI Emerging Markets Asia Index	Short	19	September-2015	(855,000)	67,601
MSCI Singapore Index	Short	2	August-2015	(103,506)	3,492
SPI 200 Index	Short	5	September-2015	(516,289)	(14,968)
Russell 2000 Mini Index	Short	7	September-2015	(864,640)	13,916
Tokyo Stock Price Index	Short	7	September-2015	(937,626)	(13,211)
Total Futures Contracts – Equity Risk					$(25,650)
(a)	Futures collateralized by $385,000 cash held with Goldman, Sachs International, the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements – Equity Risk
Swap Agreements	Type of Contract	Counterparty	Number of Contracts	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Pay a return equal to Swiss Market Index Futures multiplied by the Notional Value	Short	Goldman Sachs International	2	September-2015	$(194,824)	$(11,242)

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2015 was $4,019,444 and $4,042,592, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$969,994
Aggregate unrealized (depreciation) of investment securities	(739,975)
Net unrealized appreciation of investment securities	$230,019
Cost of investments for tax purposes is $13,359,611.

Invesco Macro Long/Short Fund

Invesco MLP Fund Quarterly Schedule of Portfolio Holdings July 31, 2015

invesco.com/us	MLP-QTR-1 07/15	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2015

(Unaudited)

	Units	Value

Master Limited Partnerships–94.10%

Gathering & Processing MLP–17.65%

EQT Midstream Partners L.P.	3,241	$255,326
MarkWest Energy Partners, L.P.	3,900	255,216
Rice Midstream Partners L.P.	6,390	106,521
Targa Resources Partners L.P.	2,474	92,627
Western Gas Partners L.P.	3,133	184,784
		894,474

General Partner (MLP)–4.90%

Energy Transfer Equity, L.P.	8,252	248,220

Marine–1.52%

GasLog Partners L.P. (Monaco)	3,622	77,076

Natural Gas Pipelines & Storage–1.39%

Tallgrass Energy Partners L.P.	1,522	70,393

Pipelines & Midstream Diversified–42.25%

Enbridge Energy Partners, L.P.	1,966	61,791
Energy Transfer Partners, L.P.	11,425	584,960
Enterprise Products Partners L.P.	26,221	742,841
ONEOK Partners, L.P.	2,142	69,380
Plains All American Pipeline, L.P.	9,995	417,291
Williams Partners L.P.	5,755	265,478
		2,141,741

Refined Products Pipelines & Terminals–25.88%

Buckeye Partners, L.P.	1,402	105,108
Genesis Energy, L.P.	2,363	104,893
Magellan Midstream Partners, L.P.	5,027	353,901
MPLX L.P.	264	14,702
NGL Energy Partners L.P.	2,494	69,034
Rose Rock Midstream L.P.	2,592	103,291
Sunoco Logistics Partners L.P.	8,728	326,602
Tesoro Logistics L.P.	3,359	176,146
Valero Energy Partners L.P.	1,239	58,196
		1,311,873

Refinery Logistics–0.51%

Shell Midstream Partners, L.P.	606	25,731
Total Master Limited Partnerships (Cost $5,377,623)		4,769,508

	Shares	Value

Common Stocks–4.35%

General Partner (C-Corp.)–4.35%

Kinder Morgan Inc.	2,447	$84,764
Targa Resources Corp.	686	60,677
Williams Cos., Inc. (The)	1,427	74,889
Total Common Stocks (Cost $234,291)		220,330

Money Market Funds–1.95%

Liquid Assets Portfolio –Institutional Class, 0.11% (a)	49,516	49,516
Premier Portfolio –Institutional Class, 0.07% (a)	49,517	49,517
Total Money Market Funds (Cost $99,033)		99,033
TOTAL INVESTMENTS–100.40% (Cost $5,710,947)		5,088,871
OTHER ASSETS LESS LIABILITIES–(0.40)%		(20,094)
NET ASSETS–100.00%		$5,068,777

Notes to Schedule of Investments:

(a)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco MLP Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco MLP Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Master Limited Partnerships - The Fund primarily invests in Master Limited Partnerships (“MLPs”). MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund principally invests in MLPs that derive their revenue primarily from businesses involved in the gathering, transporting, processing, treating, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (“energy infrastructure MLPs”). The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.

The Fund is non-diversified and will concentrate its investments in the energy sector. Energy infrastructure MLPs are subject to a variety of industry specific risk factors that may adversely affect their business or operations, including a decrease in production or reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing; changes in energy commodity prices; a sustained reduced demand for crude oil, natural gas and refined petroleum products; depletion of natural gas reserves or other commodities if not replaced; natural disasters, extreme weather and environmental hazards; rising interest rates, how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. In addition, taxes, government regulation, international politics, price, and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for energy infrastructure MLPs.

MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

Invesco MLP Fund

E.	Return of Capital - Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.
F.	Federal Income Taxes – The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code. The Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes and generally is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations. In addition, as a regular corporation, the Fund may be subject to state and local taxes in jurisdictions in which the MLPs operate. The estimate state tax rate is based on a periodic analysis of the Fund’s holdings. The Fund may also be subject to a federal alternative minimum tax on its alternative minimum taxable income to the extent that the alternative minimum tax exceeds the Fund’s regular federal income tax liability.

Taxes include current and deferred taxes. Current taxes reflect the estimated tax liability of the Fund as of a measurement date based on taxable income. Deferred taxes reflect estimates of (i) taxes on net unrealized gains (losses), which are attributable to the difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for tax purposes, and (iii) the net tax benefit of accumulated net operating losses, capital loss carryforwards and other tax attributes.

The Fund’s deferred tax asset (“DTA”) and/or liability balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. A DTA will be recognized for temporary book/tax differences, net of unrealized losses, and carryforwards (net operating losses, capital loss carryforward, or tax credits). To the extent the Fund has a DTA, the Fund will assess whether a valuation allowance is required to offset the value of a portion, or all, of the DTA. Prior year ordinary income or capital gains (carrybacks), unrealized net gains, future reversals of existing taxable timing differences, forecast of future profitability (based on historical evidence), potential tax planning strategies, unsettled circumstances, and other evidence will be used in determining the valuation allowance. The valuation allowance is reviewed periodically and the Fund may modify its estimates or assumptions regarding the net deferred tax asset or liability balances and any applicable valuation allowance.

The Fund recognizes interest and penalties associated with underpayment of federal and state income taxes, if any, in tax expense. The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco MLP Fund

As of July 31, 2015, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2015 was $4,470,886 and $3,596,464, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$20,590
Aggregate unrealized (depreciation) of investment securities	(916,231)
Net unrealized appreciation (depreciation) of investment securities	$(895,641)
Cost of investments for tax purposes is $5,984,512.

Invesco MLP Fund

Invesco Pacific Growth Fund Quarterly Schedule of Portfolio Holdings July 31, 2015

invesco.com/us	MS-PGRO-QTR-1 07/15	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.51%

Australia–8.65%

APA Group	317,310	$2,103,531
Sydney Airport	182,049	747,696
Telstra Corp. Ltd.	337,327	1,598,444
Westpac Banking Corp.	105,858	2,697,175
		7,146,846

China–11.57%

Bank of China Ltd. -Class H	3,786,000	2,070,667
Beijing Capital International Airport Co. Ltd. -Class H	1,574,000	1,622,241
China Animal Healthcare Ltd. (a)	349,000	175,571
Guangdong Investment Ltd.	1,202,000	1,625,717
Ping An Insurance (Group) Co. of China Ltd. -Class H	186,000	1,065,503
Tencent Holdings Ltd.	160,700	2,999,496
		9,559,195

Hong Kong–5.03%

AIA Group Ltd.	324,000	2,110,573
Cheung Kong Property Holdings Ltd. (a)	133,000	1,108,276
Henderson Land Development Co. Ltd.	142,101	938,487
		4,157,336

India–6.67%

Axis Bank Ltd.	210,854	1,885,437
Bajaj Finance Ltd.	16,848	1,447,769
Maruti Suzuki India Ltd.	32,224	2,176,254
		5,509,460

Indonesia–1.80%

PT Unilever Indonesia Tbk	502,300	1,484,009

Japan–40.55%

AIDA ENGINEERING, LTD.	106,900	1,024,749
Astellas Pharma Inc.	90,600	1,368,053
Daicel Corp.	78,000	1,061,586
Daikin Industries, Ltd.	17,600	1,138,966
Daiwa House Industry Co., Ltd.	53,700	1,337,842
FUKUSHIMA INDUSTRIES CORP.	68,700	1,369,233
Gulliver International Co., Ltd. (b)	99,000	985,241
Hitachi High-Technologies Corp.	37,700	876,751
K’s Holdings Corp.	39,700	1,265,837
Konoike Transport Co., Ltd.	81,700	1,058,085
Mitsubishi Corp.	59,300	1,284,480
Mitsubishi Heavy Industries, Ltd.	187,000	992,046
Mitsubishi UFJ Financial Group, Inc.	297,900	2,163,399
Nidec Corp.	13,400	1,203,138
Nifco Inc.	28,900	1,253,010
Otsuka Corp.	34,700	1,822,779
Relo Holdings, Inc.	9,500	1,021,060

	Shares	Value

Japan–(continued)

Resorttrust, Inc.	53,800	$1,330,566
Ricoh Co., Ltd.	93,200	922,177
Sanwa Holdings Corp.	114,900	873,401
Sekisui Chemical Co., Ltd.	119,000	1,325,198
Seria Co., Ltd.	7,400	333,785
Seven & i Holdings Co., Ltd.	31,900	1,473,377
Shimamura Co., Ltd.	9,700	1,003,384
Toyota Motor Corp.	19,600	1,305,243
Tsubakimoto Chain Co.	119,000	1,015,912
Yamaha Motor Co., Ltd.	65,800	1,499,563
Yaskawa Electric Corp. (b)	100,100	1,190,947
		33,499,808

Philippines–2.81%

Ayala Corp.	136,450	2,322,706

Singapore–2.04%

Singapore Post Ltd.	1,180,100	1,681,679

South Korea–8.93%

AMOREPACIFIC Group	13,299	2,210,231
Green Cross Corp.	6,067	1,140,567
Hanssem Co., Ltd.	3,586	910,051
Nongshim Co., Ltd.	5,942	1,576,498
Ottogi Corp.	2,189	1,537,505
		7,374,852

Taiwan–4.31%

Largan Precision Co., Ltd.	20,001	2,023,679
Taiwan Semiconductor Manufacturing Co. Ltd.	350,143	1,532,871
		3,556,550

Thailand–4.15%

Bumrungrad Hospital PCL	313,200	1,823,789
Siam Cement PCL (The) -NVDR	106,900	1,603,768
		3,427,557
Total Common Stocks & Other Equity Interests (Cost $72,313,664)		79,719,998

Money Market Funds–0.95%

Liquid Assets Portfolio –Institutional Class, 0.11% (c)	391,159	391,159
Premier Portfolio –Institutional Class, 0.07% (c)	391,160	391,160
Total Money Market Funds (Cost $782,319)		782,319
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–97.46% (Cost $73,095,983)		80,502,317

See accompanying notes which are an integral part of this schedule.

Invesco Pacific Growth Fund

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–2.10%

Liquid Assets Portfolio - Institutional Class (Cost $1,736,745), 0.11%(c)(d)	1,736,745	$1,736,745
TOTAL INVESTMENTS–99.56% (Cost $74,832,728)		82,239,062
OTHER ASSETS LESS LIABILITIES–0.44%		364,688
NET ASSETS–100.00%		$82,603,750

Investment Abbreviations:

NVDR	—Non-Voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	All or a portion of this security was out on loan at July 31, 2015.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman	$1,657,696	$(1,657,696)	$ —

            *Amount does not include excess collateral received.

See accompanying notes which are an integral part of this schedule.

Invesco Pacific Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Pacific Growth Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

E.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign

Invesco Pacific Growth Fund

E.	Foreign Currency Translations – (continued)

exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Pacific Growth Fund

During the nine months ended July 31, 2015, there were transfers from Level 1 to Level 2 of $2,691,220 and from Level 2 to Level 1 of $35,920,776, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$4,800,706	$2,346,140	$—	$7,146,846
China	6,692,404	2,691,220	175,571	9,559,195
Hong Kong	4,157,336	—	—	4,157,336
India	5,509,460	—	—	5,509,460
Indonesia	1,484,009	—	—	1,484,009
Japan	16,394,996	17,104,812	—	33,499,808
Philippines	—	2,322,706	—	2,322,706
Singapore	1,681,679	—	—	1,681,679
South Korea	7,374,852	—	—	7,374,852
Taiwan	2,023,679	1,532,871	—	3,556,550
Thailand	1,823,789	1,603,768	—	3,427,557
United States	2,519,064	—	—	2,519,064
Total Investments	$54,461,974	$27,601,517	$175,571	$82,239,062

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2015 was $92,349,318 and $89,702,424, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$8,420,970
Aggregate unrealized (depreciation) of investment securities	(1,666,038)
Net unrealized appreciation of investment securities	$6,754,932
Cost of investments for tax purposes is $75,484,130.

Invesco Pacific Growth Fund

Invesco Premium Income Fund Quarterly Schedule of Portfolio Holdings July 31, 2015

invesco.com/us	PIN-QTR-1	07/15	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2015

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–62.21%

Aerospace & Defense–1.34%

Aerojet Rocketdyne Holdings, Inc., Sec. Gtd. Second Lien Global Notes, 7.13%, 03/15/21	$ 165,000	$176,550

Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.50%, 03/15/18(b)	105,000	106,444

7.50%, 03/15/25(b)	336,000	278,040

7.75%, 03/15/20(b)	136,000	126,310

DigitalGlobe Inc., Sr. Unsec. Gtd. Notes, 5.25%, 02/01/21(b)	85,000	82,025

Embraer Netherlands Finance B.V. (Brazil), Sr. Unsec. Gtd. Global Notes, 5.05%, 06/15/25	418,000	408,703

KLX Inc., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/22(b)	150,000	151,500

Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/22(b)	130,000	132,112

TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.50%, 10/15/20	117,000	116,561

Sr. Unsec. Gtd. Sub. Notes, 6.50%, 05/15/25(b)	383,000	383,000

		1,961,245

Agricultural & Farm Machinery–0.10%

Titan International Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.88%, 10/01/20	159,000	139,920

Agricultural Products–0.06%

Darling Ingredients, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 01/15/22	86,000	87,720

Airlines–0.12%

Air Canada (Canada), Sec. Gtd. Second Lien Notes, 8.75%, 04/01/20(b)	35,000	38,813

Sr. Unsec. Gtd. Notes, 7.75%, 04/15/21(b)	120,000	130,524

		169,337

Alternative Carriers–0.42%

Level 3 Communications, Inc., Sr. Unsec. Global Notes, 5.75%, 12/01/22	510,000	513,825

Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 08/15/22	97,000	98,455

		612,280

	Principal Amount	Value

Apparel Retail–0.50%

Hot Topic, Inc., Sr. Sec. Gtd. First Lien Notes, 9.25%, 06/15/21(b)	$ 253,000	$259,641

L Brands, Inc., Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	52,000	58,890

Men’s Wearhouse Inc. (The), Sr. Unsec. Gtd. Global Notes, 7.00%, 07/01/22	339,000	364,001

Neiman Marcus Group Ltd. LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/15/21(b)	44,000	46,805

		729,337

Apparel, Accessories & Luxury Goods–0.04%

William Carter Co. (The), Sr. Unsec. Gtd. Global Notes, 5.25%, 08/15/21	59,000	61,434

Application Software–0.05%

SS&C Technologies Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 07/15/23(b)	77,000	80,080

Asset Management & Custody Banks–0.46%

Alphabet Holding Co., Inc., Sr. Unsec. Global PIK Notes, 8.50%, 11/01/17(c)	502,000	504,510

DJO Finance LLC/Corp., Sec. Second Lien Notes, 8.13%, 06/15/21(b)	160,000	165,200

		669,710

Auto Parts & Equipment–0.48%

CTP Transportation Products LLC/CTP Finance Inc., Sr. Sec. Notes, 8.25%, 12/15/19(b)	224,000	230,440

Dana Holding Corp., Sr. Unsec. Notes, 5.38%, 09/15/21	67,000	68,591

5.50%, 12/15/24	34,000	33,660

Stackpole International Intermediate Co. S.A./Stackpole International Powder Metal (Canada), Sr. Sec. Gtd. First Lien Notes, 7.75%, 10/15/21 (Acquired 10/01/13-05/11/15; Cost $224,066)(b)	223,000	214,359

Tenneco Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 12/15/24	146,000	151,475

		698,525

Automotive Retail–0.08%

CST Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/23	112,000	112,000

See accompanying notes which are an integral part of this schedule.

Invesco Premium Income Fund

	Principal Amount	Value

Broadcasting–0.43%

iHeartCommunications, Inc., Sr. Sec. Gtd. First Lien Notes, 10.63%, 03/15/23(b)	$ 250,000	$235,000

Sinclair Television Group Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/24(b)	180,000	177,300

TV Azteca S.A.B. de C.V. (Mexico), REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.63%, 09/18/20(b)	210,000	217,350

		629,650

Building Products–0.81%

Builders FirstSource, Inc., Sr. Sec. First Lien Notes, 7.63%, 06/01/21(b)	255,000	266,475

Sr. Unsec. Gtd. Notes, 10.75%, 08/15/23(b)	291,000	300,821

Building Materials Holding Corp., Sr. Sec. Notes, 9.00%, 09/15/18(b)	150,000	162,000

Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/21	190,000	194,750

Hardwoods Acquisition, Inc., Sr. Sec. Gtd. First Lien Notes, 7.50%, 08/01/21(b)	45,000	43,200

NCI Building Systems, Inc., Sr. Unsec. Gtd. Notes, 8.25%, 01/15/23(b)	30,000	32,025

Norbord Inc. (Canada), Sr. Sec. First Lien Notes, 5.38%, 12/01/20(b)	103,000	104,459

Sr. Sec. Gtd. First Lien Notes, 6.25%, 04/15/23(b)	75,000	77,264

		1,180,994

Cable & Satellite–3.49%

Altice S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.75%, 05/15/22(b)	850,000	853,187

CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 09/30/22	50,000	50,750

Sr. Unsec. Gtd. Notes, 5.13%, 05/01/23(b)	549,000	549,439

5.38%, 05/01/25(b)	80,000	79,200

DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 05/01/20	424,000	430,360

5.88%, 11/15/24	197,000	191,583

Hughes Satellite Systems Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	142,000	157,620

Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 5.50%, 08/01/23	505,000	458,287

6.63%, 12/15/22	99,000	90,338

	Principal Amount	Value

Cable & Satellite–(continued)

Myriad International Holdings B.V. (South Africa), Sr. Unsec. Gtd. Notes, 5.50%, 07/21/25(b)	$ 573,000	$587,913

Numericable-SFR S.A. (France), Sr. Sec. Gtd. First Lien Bonds, 6.00%, 05/15/22(b)	600,000	613,500

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. Bonds, 5.00%, 01/15/25(b)	200,000	197,750

VTR Finance B.V. (Chile), Sr. Sec. Notes, 6.88%, 01/15/24(b)	200,000	204,000

REGS, Sr. Sec. Euro Notes, 6.88%, 01/15/24(b)	635,000	647,700

		5,111,627

Casinos & Gaming–0.19%

MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/21	45,000	47,925

Sr. Unsec. Gtd. Notes, 6.00%, 03/15/23	160,000	164,000

7.75%, 03/15/22	53,000	59,095

		271,020

Commercial Printing–0.14%

Multi-Color Corp., Sr. Unsec. Gtd. Notes, 6.13%, 12/01/22(b)	204,000	209,100

Communications Equipment–0.09%

Avaya Inc., Sr. Sec. Gtd. First Lien Notes, 9.00%, 04/01/19(b)	126,000	129,780

Computer & Electronics Retail–0.16%

Rent-A-Center, Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 05/01/21	271,000	239,835

Construction & Engineering–0.20%

AECOM, Sr. Unsec. Gtd. Notes, 5.75%, 10/15/22(b)	289,000	295,333

Construction Machinery & Heavy Trucks–0.95%

Allied Specialty Vehicles, Inc., Sr. Sec. Notes, 8.50%, 11/01/19(b)	335,000	355,100

Commercial Vehicle Group Inc., Sec. Gtd. Second Lien Global Notes, 7.88%, 04/15/19	245,000	253,881

Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/24	13,000	13,049

6.75%, 06/15/21	110,000	113,575

Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	225,000	214,875

Sr. Unsec. Sub. Conv. Bonds, 4.75%, 04/15/19	95,000	75,525

See accompanying notes which are an integral part of this schedule.

Invesco Premium Income Fund

	Principal Amount	Value

Construction Machinery & Heavy Trucks–(continued)

Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/22	$ 284,000	$284,355

5.38%, 03/01/25	80,000	79,500

		1,389,860

Construction Materials–0.55%

Building Materials Corp. of America, Sr. Unsec. Notes, 5.38%, 11/15/24(b)	315,000	318,544

Cemex S.A.B. de C.V. (Mexico), Sr. Sec. Gtd. First Lien Notes, 5.88%, 03/25/19(b)	200,000	205,250

CPG Merger Sub LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/01/21(b)	31,000	32,085

Shea Homes L.P./Shea Homes Funding Corp., Sr. Unsec. Gtd. Notes, 5.88%, 04/01/23(b)	30,000	30,600

Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(b)	102,000	101,107

7.50%, 02/15/19(b)	115,000	113,994

		801,580

Consumer Finance–0.45%

Ally Financial Inc., Sr. Unsec. Global Notes, 4.63%, 03/30/25	300,000	290,250

5.13%, 09/30/24	286,000	290,290

Credit Acceptance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 03/15/23(b)	78,000	80,925

		661,465

Data Processing & Outsourced Services–0.48%

First Data Corp., Sr. Unsec. Gtd. Sub. Global Notes, 11.75%, 08/15/21	622,000	707,525

Department Stores–0.63%

El Puerto de Liverpool, S.A.B. de C.V. (Mexico), REGS, Sr. Unsec. Gtd. Euro Notes, 3.95%, 10/02/24(b)	200,000	198,000

Golden Eagle Retail Group Ltd. (China), REGS, Sr. Unsec. Euro Notes, 4.63%, 05/21/23(b)	260,000	219,482

SACI Falabella (Chile), Sr. Unsec. Notes, 4.38%, 01/27/25(b)	500,000	498,950

		916,432

Distillers & Vintners–0.04%

Constellation Brands Inc., Sr. Unsec. Gtd. Notes, 4.75%, 11/15/24	55,000	55,963

	Principal Amount	Value

Diversified Banks–3.02%

Akbank T.A.S. (Turkey), REGS, Sr. Unsec. Medium-Term Euro Notes, 5.13%, 03/31/25(b)	$ 230,000	$223,383

Banco Inbursa S.A. Institucion de Banca Multiple (Mexico), Sr. Unsec. Notes, 4.13%, 06/06/24(b)	500,000	498,612

Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander (Mexico), Unsec. Sub. Notes, 5.95%, 01/30/24(b)	300,000	316,688

Bancolombia S.A. (Colombia), Unsec. Sub. Global Notes, 5.13%, 09/11/22	300,000	300,831

Banque Centrale de Tunisie SA (Tunisia), Sr. Unsec. Notes, 5.75%, 01/30/25(b)	200,000	198,500

REGS, Sr. Unsec. Euro Notes, 5.75%, 01/30/25(b)	200,000	194,250

BBVA Bancomer S.A. (Mexico), Unsec. Sub. Notes, 6.75%, 09/30/22(b)	150,000	169,435

Emirates NBD Tier 1 Ltd. (United Arab Emirates), Jr. Unsec. Gtd. Sub. Euro Bonds, 5.75% (d)	500,000	504,450

Global Bank Corp. (Panama), Sr. Unsec. Notes, 5.13%, 10/30/19(b)	200,000	205,875

Itaú Unibanco Holding S.A. (Brazil), Sr. Unsec. Notes, 2.85%, 05/26/18(b)	895,000	883,257

Turkiye Is Bankasi A.S. (Turkey), REGS, Unsec. Sub. Euro Notes, 6.00%, 10/24/22(b)	300,000	296,550

VTB Bank OJSC Via VTB Capital S.A. (Russia), REGS, Unsec. Sub. Euro Bonds, 6.95%, 10/17/22(b)	440,000	400,237

Yapi ve Kredi Bankasi A.S. (Turkey), REGS, Sr. Unsec. Euro Notes, 4.00%, 01/22/20(b)	240,000	234,066

		4,426,134

Diversified Chemicals–0.34%

OCP S.A. (Morocco), Sr. Unsec. Notes, 4.50%, 10/22/25(b)	476,000	458,745

Tronox Finance LLC, Sr. Unsec. Gtd. Notes, 7.50%, 03/15/22(b)	39,000	31,980

		490,725

Diversified Metals & Mining–0.37%

Compass Minerals International, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 07/15/24(b)	74,000	72,890

Corp. Nacional del Cobre de Chile (Chile), REGS, Sr. Unsec. Euro Notes, 3.75%, 11/04/20(b)	230,000	237,665

3.88%, 11/03/21(b)	230,000	232,986

		543,541

See accompanying notes which are an integral part of this schedule.

Invesco Premium Income Fund

	Principal Amount	Value

Diversified REIT’s–0.15%

China Overseas Finance (Cayman) III Ltd. (China), REGS, Sr. Unsec. Gtd. Euro Notes, 6.38%, 10/29/43(b)	$ 200,000	$ 213,002

Electric Utilities–0.35%

Majapahit Holding B.V. (Indonesia), Sr. Unsec. Gtd. Notes, 7.75%, 01/20/20(b)	100,000	116,186

PT Perusahaan Listrik Negara (Indonesia), REGS, Sr. Unsec. Euro Notes, 5.50%, 11/22/21(b)	200,000	212,260

Star Energy Geothermal Wayang Windu Ltd. (Indonesia), REGS, Sr. Sec. Gtd. First Lien Euro Notes, 6.13%, 03/27/20(b)	200,000	190,500

		518,946

Electrical Components & Equipment–0.24%

EnerSys, Sr. Unsec. Gtd. Notes, 5.00%, 04/30/23(b)	224,000	220,640

Sensata Technologies B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 4.88%, 10/15/23(b)	55,000	54,725

5.00%, 10/01/25(b)	75,000	73,875

		349,240

Environmental & Facilities Services–0.08%

ADS Waste Holdings, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/20	113,000	118,509

Fertilizers & Agricultural Chemicals–0.41%

Israel Chemicals Ltd. (Israel), Sr. Unsec. Euro Bonds, 4.50%, 12/02/24(b)	600,000	605,040

Gas Utilities–0.47%

Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	175,000	175,875

6.75%, 01/15/22	30,000	30,150

Sr. Unsec. Gtd. Notes, 6.75%, 06/15/23(b)	85,000	85,425

Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/24	350,000	350,875

7.38%, 08/01/21	44,000	47,520

		689,845

General Merchandise Stores–0.36%

Dollar Tree, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 03/01/23(b)	504,000	533,610

	Principal Amount	Value

Health Care Facilities–1.82%

Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Notes, 5.63%, 02/15/23(b)	$ 26,000	$ 26,650

Community Health Systems, Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/22	202,470	217,655

HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/21	347,000	381,700

HCA, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.88%, 03/15/22	199,000	218,340

Sr. Sec. Gtd. First Lien Notes, 5.25%, 04/15/25	60,000	63,375

Sr. Unsec. Gtd. Global Notes, 7.50%, 02/15/22	141,000	164,970

Sr. Unsec. Gtd. Notes, 5.38%, 02/01/25	536,000	551,410

Surgical Care Affiliates, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/23(b)	210,000	214,200

Tenet Healthcare Corp., Sr. Unsec. Global Notes, 6.75%, 02/01/20	25,000	26,563

8.13%, 04/01/22	648,000	730,620

Sr. Unsec. Notes, 6.75%, 06/15/23(b)	69,000	72,450

		2,667,933

Health Care Services–0.21%

MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 6.63%, 04/01/22(b)	235,000	243,813

Omnicare Inc., Sr. Unsec. Gtd. Notes, 5.00%, 12/01/24	55,000	58,575

		302,388

Home Improvement Retail–0.25%

Hillman Group Inc. (The), Sr. Unsec. Notes, 6.38%, 07/15/22(b)	375,000	360,000

Homebuilding–1.18%

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/21(b)	388,000	366,175

Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/21	319,000	321,392

K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. First Lien Notes, 7.25%, 10/15/20(b)	61,000	61,991

Sr. Unsec. Gtd. Notes, 7.00%, 01/15/19(b)	109,000	96,874

8.00%, 11/01/19(b)	420,000	370,125

KB Home, Sr. Unsec. Gtd. Notes, 7.00%, 12/15/21	38,000	39,615

7.50%, 09/15/22	23,000	23,949

See accompanying notes which are an integral part of this schedule.

Invesco Premium Income Fund

	Principal Amount	Value

Homebuilding–(continued)

Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 7.15%, 04/15/20	$ 65,000	$ 70,281

Sr. Unsec. Gtd. Notes, 6.00%, 06/01/25(b)	85,000	85,850

Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	201,000	205,020

Taylor Morrison Communities Inc. / Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/23(b)	80,000	79,700

		1,720,972

Hotels, Resorts & Cruise Lines–0.04%

Interval Acquisition Corp., Sr. Unsec. Gtd. Notes, 5.63%, 04/15/23(b)	65,000	65,000

Household Products–0.56%

Reynolds Group Issuer Inc./LLC (New Zealand), Sr. Sec. Gtd. First Lien Global Notes, 5.75%, 10/15/20	146,000	151,840

Sr. Unsec. Gtd. Global Notes, 8.25%, 02/15/21	550,000	569,250

Springs Industries, Inc., Sr. Sec. Global Notes, 6.25%, 06/01/21	100,000	98,625

		819,715

Hypermarkets & Super Centers–0.21%

Cencosud S.A. (Chile), REGS, Sr. Unsec. Gtd. Euro Notes, 4.88%, 01/20/23(b)	300,000	304,187

Independent Power Producers & Energy Traders–1.12%

AES Corp., Sr. Unsec. Global Notes, 7.38%, 07/01/21	102,000	113,730

Sr. Unsec. Notes, 5.50%, 04/15/25	315,000	310,275

AES Gener S.A. (Chile), Sr. Unsec. Notes, 5.00%, 07/14/25(b)	400,000	405,000

Calpine Corp., Sr. Sec. Gtd. First Lien Notes, 5.88%, 01/15/24(b)	15,000	15,863

Sr. Unsec. Global Notes, 5.38%, 01/15/23	296,000	290,820

5.50%, 02/01/24	74,000	72,335

Israel Electric Corp. Ltd. (The) (Israel), Sr. Sec. Euro Bonds, 5.00%, 11/12/24(b)	280,000	291,037

NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 07/15/22	144,000	145,080

		1,644,140

Industrial Conglomerates–0.71%

ALFA, S.A.B. de C.V. (Mexico), REGS, Sr. Unsec. Euro Notes, 5.25%, 03/25/24(b)	450,000	471,375

Hutchison Whampoa International (10) Ltd. (Hong Kong), Unsec. Gtd. Sub. Notes, 6.00% (b)(d)	159,000	160,391

	Principal Amount	Value

Industrial Conglomerates–(continued)

Türkiye Sise Ve Cam Fabrikalari A.S. (Turkey), REGS, Sr. Unsec. Euro Notes, 4.25%, 05/09/20(b)	$ 420,000	$ 411,285

		1,043,051

Industrial Machinery–0.22%

Optimas OE Solutions Holding, LLC/Optimas OE Solutions, Inc., Sr. Sec. Notes, 8.63%, 06/01/21(b)	159,000	155,025

Waterjet Holdings, Inc., Sr. Sec. Gtd. Notes, 7.63%, 02/01/20(b)	168,000	173,040

		328,065

Integrated Oil & Gas–2.26%

California Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.50%, 09/15/21	341,000	283,030

Ecopetrol S.A. (Colombia), Sr. Unsec. Global Notes, 4.13%, 01/16/25	660,000	604,395

Sr. Unsec. Global Notes, 5.38%, 06/26/26	422,000	409,867

Gazprom OAO Via Gaz Capital S.A. (Russia), Sr. Unsec. Notes, 4.30%, 11/12/15(b)	250,000	251,687

Petrobras Global Finance B.V. (Brazil), Sr. Unsec. Gtd. Global Notes, 5.38%, 01/27/21	560,000	524,597

6.85%, 06/05/15	560,000	455,381

Petroleos de Venezuela S.A. (Venezuela), Sr. Unsec. Gtd. Notes, 8.50%, 11/02/17(b)	106,000	71,948

REGS, Sr. Unsec. Gtd. Euro Bonds, 6.00%, 05/16/24(b)	207,644	70,059

Sr. Unsec. Gtd. Euro Notes, 8.50%, 11/02/17(b)	290,000	198,360

9.00%, 11/17/21(b)	265,000	106,994

State Oil Co. of the Azerbaijan Republic (Azerbaijan), Sr. Unsec. Medium-Term Euro Notes, 4.75%, 03/13/23	350,000	327,035

		3,303,353

Integrated Telecommunication Services–0.67%

Colombia Telecomunicaciones S.A. E.S.P. (Colombia), REGS, Sr. Unsec. Euro Notes, 5.38%, 09/27/22(b)	390,000	389,220

Digicel Group Ltd. (Jamaica), REGS, Sr. Unsec. Euro Notes, 7.13%, 04/01/22(b)	200,000	184,500

Telecom Italia S.p.A. (Italy), Sr. Unsec. Notes, 5.30%, 05/30/24(b)	400,000	404,000

		977,720

See accompanying notes which are an integral part of this schedule.

Invesco Premium Income Fund

	Principal Amount	Value

Internet Retail–0.08%

Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/24	$ 113,000	$ 118,085

Internet Software & Services–0.34%

EarthLink Holdings Corp., Sr. Sec. Gtd. First Lien Global Notes, 7.38%, 06/01/20	255,000	266,475

Equinix Inc., Sr. Unsec. Notes, 5.38%, 01/01/22	97,000	98,940

5.38%, 04/01/23	135,000	137,025

		502,440

Marine–0.76%

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. First Lien Mortgage Notes, 8.13%, 11/15/21(b)	455,000	450,450

PT Pelabuhan Indonesia II (Indonesia), Sr. Unsec. Notes, 4.25%, 05/05/25(b)	700,000	655,375

		1,105,825

Metal & Glass Containers–0.27%

Berry Plastics Corp., Sec. Gtd. Second Lien Notes, 5.50%, 05/15/22	152,000	154,280

Coveris Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.88%, 11/01/19(b)	200,000	198,500

Owens-Brockway Glass Container Inc., Sr. Unsec. Gtd. Notes, 5.00%, 01/15/22(b)	40,000	40,050

		392,830

Movies & Entertainment–0.05%

LIN Television Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 01/15/21	75,000	77,438

Multi-Sector Holdings–0.21%

SUAM Finance B.V. (Colombia), Sr. Unsec. Gtd. Notes, 4.88%, 04/17/24(b)	300,000	309,566

Office REIT’s–0.33%

CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/22	241,000	250,640

Sr. Unsec. Gtd. Notes, 6.38%, 11/15/22(b)	15,000	15,600

Wanda Properties International Co., Ltd. (China), REGS, Sr. Unsec. Gtd. Euro Bonds, 7.25%, 01/29/24(b)	200,000	219,765

		486,005

	Principal Amount	Value

Oil & Gas Drilling–0.03%

Pioneer Energy Services Corp., Sr. Unsec. Gtd. Global Notes, 6.13%, 03/15/22	$ 60,000	$ 42,000

Oil & Gas Equipment & Services–0.52%

Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	321,000	304,147

Exterran Partners, L.P./EXLP Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 04/01/21	131,000	120,193

Odebrecht Oil & Gas Finance Ltd. (Brazil), Sr. Unsec. Gtd. Notes, 7.00% (b)(d)	200,000	97,250

REGS, Sr. Unsec. Gtd. Euro Notes, 7.00% (b)(d)	501,000	232,965

		754,555

Oil & Gas Exploration & Production–4.81%

Antero Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 11/01/21	161,000	156,975

6.00%, 12/01/20	92,000	93,380

Approach Resources Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 06/15/21	84,000	70,980

Carrizo Oil & Gas, Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/15/23	255,000	245,438

Sr. Unsec. Gtd. Notes, 7.50%, 09/15/20	22,000	22,220

Chaparral Energy, Inc., Sr. Unsec. Gtd. Global Notes, 9.88%, 10/01/20	174,000	120,060

Chesapeake Energy Corp., Sr. Unsec. Gtd. Notes, 6.63%, 08/15/20	321,000	288,900

Concho Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 10/01/22	86,000	86,430

5.50%, 04/01/23	447,000	449,235

Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/22	22,000	16,995

Halcón Resources Corp., Sec. Gtd. Second Lien Notes, 8.63%, 02/01/20(b)	250,000	240,000

KazMunayGas National Co. JSC (Kazakhstan), REGS, Sr. Unsec. Euro Notes, 4.88%, 05/07/25(b)	400,000	361,900

7.00%, 05/05/20(b)	500,000	535,000

Sr. Unsec. Medium-Term Euro Notes, 4.40%, 04/30/23(b)	400,000	363,400

Laredo Petroleum, Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	149,000	151,980

See accompanying notes which are an integral part of this schedule.

Invesco Premium Income Fund

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

Pacific Rubiales Energy Corp. (Colombia), REGS, Sr. Unsec. Gtd. Euro Notes, 5.13%, 03/28/23(b)	$ 236,000	$ 150,450

Pertamina Persero PT (Indonesia), REGS, Sr. Unsec. Medium-Term Euro Notes, 4.30%, 05/20/23(b)	500,000	482,600

5.63%, 05/20/43(b)	500,000	440,650

Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 3.50%, 01/30/23	318,000	302,759

6.50%, 06/02/41	159,000	167,584

Sr. Unsec. Gtd. Notes, 3.50%, 07/23/20(b)	260,000	264,053

4.50%, 01/23/26(b)	160,000	156,958

QEP Resources Inc., Sr. Unsec. Global Notes, 5.25%, 05/01/23	73,000	67,890

Sr. Unsec. Notes, 5.38%, 10/01/22	369,000	347,783

Range Resources Corp., Sr. Unsec. Gtd. Sub. Global Notes, 5.00%, 03/15/23	195,000	191,831

Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	349,000	343,765

Rice Energy Inc., Sr. Unsec. Gtd. Notes, 7.25%, 05/01/23(b)	259,000	255,115

SandRidge Energy, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 03/15/21	105,000	31,500

SM Energy Co., Sr. Unsec. Global Notes, 6.13%, 11/15/22	126,000	124,425

6.50%, 01/01/23	30,000	30,075

Whiting Petroleum Corp., Sr. Unsec. Gtd. Notes, 5.75%, 03/15/21	217,000	211,575

WPX Energy, Inc., Sr. Unsec. Notes, 7.50%, 08/01/20	268,100	273,462

		7,045,368

Oil & Gas Refining & Marketing–0.32%

Reliance Industries Ltd. (India), REGS, Sr. Unsec. Euro Notes, 4.13%, 01/28/25(b)	470,000	469,209

Oil & Gas Storage & Transportation–1.64%

Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., Sr. Unsec. Gtd. Global Bonds, 6.13%, 03/01/22	67,000	66,665

Sr. Unsec. Gtd. Global Notes, 6.00%, 12/15/20	143,000	144,430

Energy Transfer Equity, L.P., Sr. Sec. First Lien Notes, 5.50%, 06/01/27	166,000	163,510

Sr. Sec. Gtd. First Lien Notes, 7.50%, 10/15/20	304,000	342,000

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

Genesis Energy L.P./Genesis Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.75%, 08/01/22	$ 190,000	$ 190,475

GNL Quintero S.A. (Chile), Sr. Unsec. Notes, 4.63%, 07/31/29(b)	200,000	200,158

MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 4.88%, 06/01/25	165,000	160,462

5.50%, 02/15/23	155,000	159,650

NGL Energy Partners L.P./NGL Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 10/15/21	96,000	100,560

Teekay Corp. (Bermuda), Sr. Unsec. Global Notes, 8.50%, 01/15/20	60,000	66,675

Teekay Offshore Partners L.P./Teekay Offshore Finance Corp. (Bermuda), Sr. Unsec. Global Notes, 6.00%, 07/30/19	104,000	91,780

Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 10/01/20	223,000	232,477

Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22(b)	14,000	14,700

Transportadora de Gas Internacional S.A. E.S.P. (Colombia), REGS, Sr. Unsec. Euro Notes, 5.70%, 03/20/22(b)	350,000	372,750

Williams Partners L.P./ACMP Finance Corp., Sr. Unsec. Global Notes, 4.88%, 05/15/23	101,000	98,728

		2,405,020

Other Diversified Financial Services–0.62%

Corp. Financiera de Desarrollo S.A. (Peru), Sr. Unsec. Bonds, 3.25%, 07/15/19(b)	304,000	308,560

Sr. Unsec. Notes, 4.75%, 07/15/25(b)	200,000	203,291

Power Sector Assets & Liabilities Management Corp. (Philippines), Sr. Unsec. Gtd. Bonds, 7.39%, 12/02/24(b)	300,000	399,750

		911,601

Packaged Foods & Meats–1.75%

Diamond Foods Inc., Sr. Unsec. Gtd. Notes, 7.00%, 03/15/19(b)	395,000	408,331

FAGE Dairy Industry S.A./FAGE USA Dairy Industry, Inc. (Greece), Sr. Unsec. Gtd. Notes, 9.88%, 02/01/20(b)	100,000	104,003

Gruma, S.A.B. de C.V. (Mexico), REGS, Sr. Unsec. Euro Notes, 4.88%, 12/01/24(b)	210,000	220,815

See accompanying notes which are an integral part of this schedule.

Invesco Premium Income Fund

	Principal Amount	Value

Packaged Foods & Meats–(continued)

JBS Investments GmbH (Brazil), Sr. Unsec. Gtd. Notes, 7.25%, 04/03/24(b)	$ 200,000	$ 206,250

REGS, Sr. Unsec. Gtd. Euro Notes, 7.25%, 04/03/24(b)	400,000	412,000

Marfrig Overseas Ltd. (Brazil), REGS, Sr. Unsec. Gtd. Euro Notes, 9.50%, 05/04/20(b)	580,000	592,325

Minerva Luxembourg S.A. (Brazil), Sr. Unsec. Gtd. Notes, 7.75%, 01/31/23(b)	350,000	352,625

Post Holdings Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 02/15/22	62,000	63,783

Smithfield Foods Inc., Sr. Unsec. Notes, 5.88%, 08/01/21(b)	29,000	30,378

6.63%, 08/15/22	74,000	79,272

WhiteWave Foods Co. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	92,000	97,405

		2,567,187

Paper Packaging–0.12%

Graphic Packaging International Inc., Sr. Unsec. Gtd. Notes, 4.75%, 04/15/21	6,000	6,135

4.88%, 11/15/22	163,000	164,223

		170,358

Paper Products–0.28%

Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 4.50%, 02/01/23	37,000	35,613

Sr. Unsec. Gtd. Notes, 5.38%, 02/01/25(b)	94,000	92,355

Mercer International Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 12/01/19	110,000	115,500

PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/20	165,000	170,775

		414,243

Pharmaceuticals–0.85%

Concordia Healthcare Corp. (Canada), Sr. Unsec. Gtd. Notes, 7.00%, 04/15/23(b)	343,000	351,575

Quintiles Transnational Corp., Sr. Unsec. Gtd. Notes, 4.88%, 05/15/23(b)	38,000	38,570

Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 03/01/23(b)	130,000	133,575

5.63%, 12/01/21(b)	140,000	144,725

5.88%, 05/15/23(b)	42,000	43,785

6.13%, 04/15/25(b)	503,000	529,407

		1,241,637

	Principal Amount	Value

Railroads–0.79%

Lima Metro Line 2 Finance Ltd. (Peru), Sr. Sec. First Lien Bonds, 5.88%, 07/05/34(b)	$ 400,000	$ 408,000

Transnet SOC Ltd. (South Africa), Sr. Unsec. Notes, 4.00%, 07/26/22(b)	300,000	288,000

REGS, Sr. Unsec. Euro Notes, 4.00%, 07/26/22(b)	476,000	457,272

		1,153,272

Real Estate Development–1.32%

AV Homes, Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 07/01/19	60,000	60,225

CIFI Holdings (Group) Co. Ltd. (China), Sr. Unsec. Gtd. Euro Notes, 8.88%, 01/27/19	210,000	217,350

Country Garden Holdings Co. Ltd. (China), REGS, Sr. Unsec. Gtd. Euro Notes, 7.50%, 01/10/23(b)	470,000	482,925

KWG Property Holding Ltd. (China), Sr. Unsec. Gtd. Euro Notes, 8.98%, 01/14/19	200,000	204,723

Longfor Properties Co. Ltd. (China), Sr. Unsec. Gtd. Euro Notes, 6.75%, 01/29/23	460,000	465,565

Shimao Property Holdings Ltd. (Hong Kong), REGS, Sr. Unsec. Gtd. Euro Bonds, 8.38%, 02/10/22(b)	250,000	259,787

Sunac China Holdings Ltd. (China), REGS, Sr. Unsec. Gtd. Euro Notes, 8.75%, 12/05/19(b)	240,000	240,037

		1,930,612

Real Estate Services–0.04%

Kennedy-Wilson Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/01/24	58,000	57,710

Regional Banks–0.80%

Banco Internacional del Perú S.A.A. (Peru), Unsec. Sub. Notes, 6.63%, 03/19/29(b)	300,000	322,501

REGS, Unsec. Sub. Euro Notes, 6.63%, 03/19/29(b)	400,000	430,600

CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/22	239,000	244,079

Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	147,000	166,477

		1,163,657

Renewable Electricity–0.06%

TerraForm Power Operating, LLC, Sr. Unsec. Gtd. Notes, 5.88%, 02/01/23(b)	89,000	90,446

See accompanying notes which are an integral part of this schedule.

Invesco Premium Income Fund

	Principal Amount	Value

Restaurants–0.74%

1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Gtd. Second Lien Notes, 6.00%, 04/01/22(b)	$ 556,000	$ 576,850

Sr. Sec. Gtd. First Lien Notes, 4.63%, 01/15/22(b)	46,000	46,345

Arcos Dorados Holdings Inc. (Brazil), REGS, Sr. Unsec. Gtd. Euro Notes, 6.63%, 09/27/23(b)	240,000	231,000

Carrols Restaurant Group, Inc., Sec. Gtd. Second Lien Notes, 8.00%, 05/01/22(b)	211,000	222,605

		1,076,800

Security & Alarm Services–0.05%

ADT Corp. (The), Sr. Unsec. Global Notes, 6.25%, 10/15/21	75,000	79,500

Semiconductor Equipment–0.12%

Amkor Technology Inc., Sr. Unsec. Global Notes, 6.38%, 10/01/22	188,000	180,950

Semiconductors–0.27%

Micron Technology, Inc., Sr. Unsec. Gtd. Global Notes, 5.88%, 02/15/22	122,000	124,440

Sr. Unsec. Notes, 5.25%, 08/01/23(b)	70,000	67,638

NXP BV/NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 5.75%, 03/15/23(b)	200,000	208,500

		400,578

Soft Drinks–0.35%

Corp. Lindley S.A. (Peru), REGS, Sr. Unsec. Euro Notes, 4.63%, 04/12/23(b)	530,000	517,413

Sovereign Debt–10.15%

Argentina Boden Bonds (Argentina), Sr. Unsec. Bonds, 7.00%, 10/03/15	653,000	663,774

Argentina Bonar Bonds (Argentina), Series X, Sr. Unsec. Bonds, 7.00%, 04/17/17	770,000	752,675

Brazilian Government International Bond (Brazil), Sr. Unsec. Global Notes, 4.25%, 01/07/25	210,000	198,398

Costa Rica Government International Bond (Costa Rica), REGS, Sr. Unsec. Euro Notes, 4.38%, 04/30/25(b)	430,000	388,075

Dominican Republic International Bond (Dominican Republic), Sr. Unsec. Bonds, 5.50%, 01/27/25(b)	666,000	672,660

Sr. Unsec. Notes, 9.04%, 01/23/18(b)	136,997	148,470

REGS, Sr. Unsec. Euro Bonds, 5.50%, 01/27/25(b)	100,000	101,000

	Principal Amount	Value

Sovereign Debt–(continued)

El Salvador Government International Bond (El Salvador), Unsec. Notes, 6.38%, 01/18/27(b)	$ 172,000	$ 164,776

Guatemala Government Bond (Guatemala), Sr. Unsec. Bonds, 8.13%, 10/06/19(b)(e)	359,000	472,121

Honduras Government International Bond (Honduras), REGS, Sr. Unsec. Euro Notes, 7.50%, 03/15/24(b)	400,000	435,000

Hungary Government International Bond (Hungary),
Sr. Unsec. Global Notes,
5.38%, 03/25/24	200,000	219,340

7.63%, 03/29/41	186,000	250,799

Ivory Coast Government International Bond (Ivory Coast), Sr. Unsec. Notes, 6.38%, 03/03/28(b)	382,000	367,580

Jamaica Government International Bond (Jamaica), Sr. Unsec. Global Notes, 6.75%, 04/28/28	348,000	350,575

7.63%, 07/09/25	500,000	560,000

Kazakhstan Government International Bond (Kazakhstan), Unsec. Notes, 5.13%, 07/21/25(b)	812,000	805,601

Lebanon Government International Bond (Lebanon), REGS, Sr. Unsec. Euro Bonds, 6.00%, 01/27/23(b)	500,000	507,570

Magyar Export-Import Bank Zrt. (Hungary), Sr. Unsec. Gtd. Bonds, 4.00%, 01/30/20(b)	200,000	202,726

Malaysia Sovereign Sukuk Berhad (Malaysia), Unsec. Notes, 3.04%, 04/22/25(b)	426,000	420,751

Mexico Government International Bond (Mexico), Sr. Unsec. Global Notes, 3.60%, 01/30/25	300,000	298,500

3.63%, 03/15/22	138,000	140,376

4.60%, 01/23/46	200,000	189,250

Pakistan Government International Bond (Pakistan), Unsec. Bonds, 6.75%, 12/03/19(b)	238,000	243,664

Panama Government International Bond (Panama), Sr. Unsec. Global Bonds, 3.75%, 03/16/25	200,000	200,000

4.00%, 09/22/24	930,000	947,670

Perusahaan Penerbit SBSN Indonesia III (Indonesia), Sr. Unsec. Gtd. Notes, 4.33%, 05/28/25(b)	530,000	524,038

REGS, Sr. Unsec. Euro Notes, 4.35%, 09/10/24(b)	570,000	563,588

See accompanying notes which are an integral part of this schedule.

Invesco Premium Income Fund

	Principal Amount	Value

Sovereign Debt–(continued)

Peruvian Government International Bond (Peru), Sr. Unsec. Global Bonds, 8.75%, 11/21/33	$ 212,000	$320,650

Philippine Government International Bond (Philippines), Sr. Unsec. Global Bonds, 4.20%, 01/21/24	400,000	441,000

Poland Government International Bond (Poland), Sr. Unsec. Global Notes, 3.00%, 03/17/23	106,000	105,565

4.00%, 01/22/24	400,000	424,592

5.00%, 03/23/22	146,000	163,454

Romanian Government International Bond (Romania), Sr. Unsec. Notes, 4.88%, 01/22/24(b)	106,000	114,349

Russian Foreign Bond (Russia), REGS, Sr. Unsec. Euro Bonds, 4.88%, 09/16/23(b)	200,000	195,250

Turkey Government International Bond (Turkey), Sr. Unsec. Global Bonds, 4.25%, 04/14/26	485,000	460,144

Sr. Unsec. Global Notes, 5.13%, 03/25/22	400,000	417,231

Ukraine Government International Bond (Ukraine), REGS, Sr. Unsec. Euro Notes, 6.75%, 11/14/17(b)	305,000	180,392

9.25%, 07/24/17(b)	300,000	178,245

Uruguay Government International Bond (Uruguay), Sr. Unsec. Yankee Bonds, 5.10%, 06/18/50	990,000	952,875

Venezuela Government International Bond (Venezuela), REGS, Sr. Unsec. Euro Bonds, 6.00%, 12/09/20(b)	116,500	41,066

11.95%, 08/05/31(b)	169,600	71,232

		14,855,022

Specialized Consumer Services–0.18%

ServiceMaster Co., LLC (The), Sr. Unsec. Notes, 7.45%, 08/15/27	254,000	257,175

Specialized Finance–0.71%

Aircastle Ltd., Sr. Unsec. Global Notes, 7.63%, 04/15/20	127,000	147,320

Sr. Unsec. Notes, 5.13%, 03/15/21	85,000	87,975

5.50%, 02/15/22	165,000	172,012

	Principal Amount	Value

Specialized Finance–(continued)

Fly Leasing Ltd. (Ireland), Sr. Unsec. Global Notes, 6.75%, 12/15/20	$ 200,000	$207,500

International Lease Finance Corp., Sr. Unsec. Global Notes, 5.88%, 08/15/22	138,000	151,110

Sr. Unsec. Notes, 8.25%, 12/15/20	114,000	136,515

MSCI Inc., Sr. Unsec. Gtd. Notes., 5.25%, 11/15/24(b)	130,000	133,250

		1,035,682

Specialized REIT’s–0.31%

Crown Castle International Corp., Sr. Unsec. Global Notes, 5.25%, 01/15/23	400,000	421,000

Sr. Unsec. Notes, 4.88%, 04/15/22	36,000	37,125

		458,125

Specialty Chemicals–0.17%

PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/23	250,000	249,375

Steel–1.58%

Evraz Group S.A. (Russia), REGS, Sr. Unsec. Euro Notes, 6.50%, 04/22/20(b)	457,000	416,711

FMG Resources (August 2006) Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.88%, 04/01/22(b)	116,000	68,150

8.25%, 11/01/19(b)	202,000	148,470

GTL Trade Finance Inc. (Brazil), REGS, Sr. Unsec. Gtd. Euro Bonds, 5.89%, 04/29/24(b)	470,000	444,855

Steel Dynamics, Inc., Sr. Unsec. Gtd. Global Notes, 5.13%, 10/01/21	195,000	195,487

5.50%, 10/01/24	81,000	81,203

SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/20(b)	242,000	238,672

Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 4.38%, 01/11/22	740,000	716,689

		2,310,237

Trading Companies & Distributors–0.20%

United Rentals North America Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/25	148,000	143,005

Sr. Unsec. Gtd. Notes, 6.13%, 06/15/23	140,000	145,075

		288,080

See accompanying notes which are an integral part of this schedule.

Invesco Premium Income Fund

	Principal Amount	Value

Trucking–0.12%

OPE KAG Finance Sub Inc., Sr. Unsec. Notes, 7.88%, 07/31/23(b)	$ 170,000	$ 172,975

Wireless Telecommunication Services–3.97%

Bharti Airtel Ltd. (India), Sr. Unsec. Notes, 4.38%, 06/10/25(b)	466,000	471,825

Comcel Trust via Comunicaciones Celulares S.A. (Guatemala), REGS, Sr. Unsec. Gtd. Euro Bonds, 6.88%, 02/06/24(b)	267,000	283,768

Digicel Ltd. (Jamaica), Sr. Unsec. Gtd. Notes, 6.75%, 03/01/23(b)	200,000	192,500

Sr. Unsec. Notes, 6.00%, 04/15/21(b)	400,000	382,000

Mobile Telesystems OJSC via MTS International Funding Ltd. (Russia), REGS, Sr. Unsec. Euro Notes, 5.00%, 05/30/23(b)	200,000	182,000

8.63%, 06/22/20(b)	290,000	316,503

MTN Mauritius Investments Ltd. (South Africa), Sr. Unsec. Gtd. Notes, 4.76%, 11/11/24(b)	550,000	556,875

SBA Communications Corp., Sr. Unsec. Global Notes, 4.88%, 07/15/22	440,000	437,800

Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28	410,000	351,575

Sprint Communications Inc., Sr. Unsec. Global Notes, 6.00%, 11/15/22	121,000	107,236

Sprint Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/15/25	415,000	386,469

7.88%, 09/15/23	268,000	257,950

T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Bonds, 6.84%, 04/28/23	263,000	280,095

Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/25	349,000	366,450

6.63%, 04/01/23	60,000	63,900

VimpelCom Holdings B.V. (Russia), REGS, Sr. Unsec. Gtd. Euro Notes, 7.50%, 03/01/22(b)	480,000	486,000

Wind Acquisition Finance S.A. (Italy), Sec. Gtd. Second Lien Notes, 7.38%, 04/23/21(b)	650,000	690,625

		5,813,571

Total U.S. Dollar Denominated Bonds and Notes (Cost $92,211,628)		91,051,415

	Shares	Value

Preferred Stocks–25.58%

Asset Management & Custody Banks–0.70%

Affiliated Managers Group Inc., 6.38% Sr. Unsec. Pfd.	3,100	$ 81,809

Apollo Investment Corp., 6.88% Sr. Unsec. Pfd.	2,700	69,498

Bank of New York Mellon Corp. (The), 5.20% Pfd.	6,400	158,080

Northern Trust Corp., Series C, 5.85% Pfd.	4,400	112,860

State Street Corp., 6.00% Pfd.	11,300	288,602

State Street Corp., Series C, 5.25% Pfd.	6,600	164,274

State Street Corp., Series D, 5.90% Pfd.	5,800	150,626

		1,025,749

Cable & Satellite–0.05%

Comcast Corp., 5.00% Sr. Unsec. Gtd. Pfd.	2,600	67,132

Consumer Finance–0.56%

Capital One Financial Corp., Series B, 6.00% Pfd.	11,300	285,438

Capital One Financial Corp., Series C, 6.25% Pfd.	5,500	142,285

Capital One Financial Corp., Series D, 6.70% Pfd.	3,900	105,261

Discover Financial Services, Series B, 6.50% Pfd.	6,400	168,640

Navient Corp., 6.00% Sr. Unsec. Pfd.	5,600	115,640

		817,264

Diversified Banks–10.07%

BAC Capital Trust VIII, 6.00% Jr. Unsec. Sub. Gtd. Pfd.	6,600	168,762

Bank of America Corp., Series 3, 6.38% Pfd.	15,800	404,796

Bank of America Corp., Series D, 6.20% Pfd.	13,800	351,624

Bank of America Corp., Series I, 6.63% Pfd.	21,051	543,747

Bank of America Corp., Series W, 6.63% Pfd.	33,200	866,520

Bank of America Corp., Series Y, 6.50% Pfd.	18,800	486,544

Barclays Bank PLC (United Kingdom), Series 4, 7.75% Pfd.	27,600	723,120

Barclays Bank PLC (United Kingdom), Series 5, 8.13% Pfd.	32,100	842,946

Citigroup Inc., Series J, 7.13% Pfd.	12,500	349,375

Citigroup Inc., Series K, 6.88% Pfd.	17,000	466,140

Citigroup Inc., Series L, 6.88% Pfd.	8,800	233,904

Countrywide Capital V, 7.00% Jr. Unsec. Gtd. Sub. Pfd.	8,400	214,704

HSBC Holdings PLC (United Kingdom), Series 2, 8.00% Jr. Unsec. Sub. Pfd.	85,100	2,216,004

JPMorgan Chase & Co., Series O, 5.50% Pfd.	6,900	166,980

JPMorgan Chase & Co., Series P, 5.45% Pfd.	14,300	345,488

See accompanying notes which are an integral part of this schedule.

Invesco Premium Income Fund

	Shares	Value

Diversified Banks–(continued)

JPMorgan Chase & Co., Series T, 6.70% Pfd.	4,400	$ 116,380

JPMorgan Chase & Co., Series W, 6.30% Pfd.	11,100	284,271

JPMorgan Chase & Co., Series Y, 6.13% Pfd.	18,800	469,624

JPMorgan Chase & Co., Series AA, 6.10% Pfd.	15,800	392,314

RBS Capital Funding Trust VII (Netherlands), Series G, 6.08% Jr. Unsec. Sub. Gtd. Pfd.	21,002	523,790

Royal Bank of Scotland Group PLC (The) (United Kingdom), Series L, 5.75% Jr. Unsec. Sub. Pfd.	22,101	541,475

Royal Bank of Scotland Group PLC (The) (United Kingdom), Series R, 6.13% Jr. Unsec. Sub. Pfd.	15,500	388,120

Royal Bank of Scotland Group PLC (The) (United Kingdom), Series S, 6.60% Jr. Unsec. Sub. Pfd.	21,000	530,250

Royal Bank of Scotland Group PLC (The) (United Kingdom), Series T, 7.25% Jr. Unsec. Sub. Pfd.	9,800	249,900

Santander Finance Preferred SAU (Spain), 6.50% Jr. Unsec. Gtd. Sub. Pfd.	1,700	45,084

US Bancorp, Series F, 6.50% Pfd.	24,900	713,883

Wells Fargo & Co., 5.20% Pfd.	18,500	452,140

Wells Fargo & Co., 5.85% Pfd.	8,900	229,175

Wells Fargo & Co., 6.63% Pfd.	7,900	219,620

Wells Fargo & Co., Series J, 8.00% Pfd.	6,500	185,250

Wells Fargo & Co., Series O, 5.13% Pfd.	17,700	428,340

Wells Fargo & Co., Series P, 5.25% Pfd.	5,400	134,676

Wells Fargo & Co., Series T, 6.00% Pfd.	17,700	452,766

		14,737,712

Diversified Capital Markets–0.95%

Deutsche Bank Contingent Capital Trust III (Germany), 7.60% Jr. Unsec. Sub. Gtd. Pfd.	16,600	458,990

Deutsche Bank Contingent Capital Trust V (Germany), 8.05% Jr. Unsec. Sub. Gtd. Pfd.	24,300	696,195

KKR Financial Holdings LLC, 8.38% Sr. Unsec. Pfd.	4,200	115,290

KKR Financial Holdings LLC, Series A, 7.38% Pfd.	4,500	118,935

		1,389,410

Diversified REIT’s–0.29%

PS Business Parks, Inc., Series S, 6.45% Pfd.	11,600	303,688

Wells Fargo Real Estate Investment Corp., Series A, 6.38% Pfd.	4,600	120,612

		424,300

	Shares	Value

Electric Utilities–1.10%

BGE Capital Trust II, 6.20% Jr. Unsec. Sub. Gtd. Pfd.	2,300	$ 59,869

Duke Energy Corp., 5.13% Jr. Unsec. Sub. Pfd.	5,500	137,720

Entergy Louisiana LLC, 5.25% Sr. Sec. First Mortgage Pfd.	3,300	82,896

Entergy Mississippi Inc., 6.00% Sr. Sec. First Mortgage Pfd.	5,500	139,425

Entergy Texas Inc., 5.63% Sr. Sec. First Mortgage Pfd.	5,600	143,472

Interstate Power & Light Co., Series D, 5.10% Pfd.	1,800	45,216

NextEra Energy Capital Holdings Inc., 5.00% Jr. Unsec. Sub. Gtd. Pfd.	6,600	155,826

NextEra Energy Capital Holdings Inc., Series G, 5.70% Jr. Unsec. Sub. Gtd. Pfd.	4,800	121,392

NextEra Energy Capital Holdings Inc., Series H, 5.63% Jr. Unsec. Sub. Gtd. Pfd.	10,600	266,272

Pacific Gas & Electric Co., Series A, 6.00% Pfd.	1,000	29,080

PPL Capital Funding, Inc., Series B, 5.90% Jr. Unsec. Sub. Gtd. Pfd.	5,400	138,726

SCE Trust I, 5.63% Jr. Unsec. Sub. Pfd.	10,000	249,500

SCE Trust III, 5.75% Jr. Unsec. Sub. Pfd.	1,300	36,257

		1,605,651

Health Care REIT’s–0.14%

Health Care REIT, Inc., Series J, 6.50% Pfd.	2,600	66,872

Senior Housing Properties Trust, 5.63% Sr. Unsec. Pfd.	3,200	75,840

Ventas Realty L.P. / Ventas Capital Corp., 5.45% Sr. Unsec. Gtd. Pfd.	2,300	58,213

		200,925

Hotel and Resort REIT’s–0.05%

Hospitality Properties Trust, Series D, 7.13% Pfd.	2,600	68,120

Industrial Conglomerates–0.38%

General Electric Capital Corp., 4.70% Sr. Unsec. Pfd.	6,600	165,330

General Electric Capital Corp., 4.88% Sr. Unsec. Pfd.	8,800	222,024

General Electric Capital Corp., 4.88% Sr. Unsec. Pfd.	6,700	168,706

		556,060

Industrial Machinery–0.15%

Stanley Black & Decker Inc., 5.75% Jr. Unsec. Sub. Pfd.	8,300	213,559

Integrated Telecommunication Services–0.75%

Qwest Corp., 6.13% Sr. Unsec. Pfd.	7,500	188,625

Qwest Corp., 6.88% Sr. Unsec. Pfd.	4,900	127,939

Qwest Corp., 7.00% Sr. Unsec. Pfd.	4,800	125,280

Qwest Corp., 7.00% Sr. Unsec. Pfd.	6,700	176,679

See accompanying notes which are an integral part of this schedule.

Invesco Premium Income Fund

	Shares	Value

Integrated Telecommunication Services–(continued)

Qwest Corp., 7.38% Sr. Unsec. Pfd.	7,700	$200,508

Qwest Corp., 7.50% Sr. Unsec. Pfd.	4,900	129,654

Verizon Communications Inc., 5.90% Sr. Unsec. Pfd.	5,500	143,330

		1,092,015

Investment Banking & Brokerage–2.28%

BGC Partners Inc., 8.13% Sr. Unsec. Pfd.	1,000	26,960

Charles Schwab Corp. (The), Series B, 6.00% Pfd.	5,400	139,752

Goldman Sachs Group, Inc. (The), 6.50% Sr. Unsec. Pfd.	5,400	142,614

Goldman Sachs Group, Inc. (The), Series I, 5.95% Pfd.	16,600	415,664

Goldman Sachs Group, Inc. (The), Series J, 5.50% Pfd.	16,600	412,344

Goldman Sachs Group, Inc. (The), Series K, 6.38% Pfd.	14,400	382,752

Morgan Stanley, Series E, 7.13% Pfd.	11,100	310,578

Morgan Stanley, Series F, 6.88% Pfd.	17,000	461,890

Morgan Stanley, Series G, 6.63% Pfd.	10,000	262,000

Morgan Stanley, Series I, 6.38% Pfd.	24,300	624,753

Raymond James Financial Inc., 6.90% Sr. Unsec. Pfd.	4,200	113,022

Stifel Financial Corp., 5.38% Sr. Unsec. Sub. Pfd.	1,900	48,450

		3,340,779

Life & Health Insurance–0.95%

Aegon N.V. (Netherlands), 6.38% Jr. Unsec. Sub. Pfd.	7,500	189,975

Aegon N.V. (Netherlands), 8.00% Unsec. Sub. Pfd.	15,000	417,000

Aflac Inc., 5.50% Jr. Unsec. Sub. Pfd.	5,500	137,500

Protective Life Corp., 6.25% Sr. Unsec. Sub. Pfd.	4,300	111,542

Prudential Financial Inc., 5.70% Jr. Unsec. Sub. Pfd.	7,200	183,384

Prudential Financial Inc., 5.75% Jr. Unsec. Sub. Pfd.	6,600	168,234

Prudential PLC (United Kingdom), 6.75% Jr. Unsec. Sub. Pfd.	6,100	158,539

Torchmark Corp., 5.88% Jr. Unsec. Sub. Pfd.	1,100	28,072

		1,394,246

Multi-Line Insurance–0.38%

American Financial Group Inc., 6.38% Sr. Unsec. Pfd.	8,400	221,424

Aviva PLC (United Kingdom), 8.25% Unsec. Sub. Pfd.	4,800	130,752

Hartford Financial Services Group Inc. (The), 7.88% Jr. Unsec. Sub. Pfd.	5,500	171,545

Kemper Corp., 7.38% Unsec. Sub. Pfd.	1,200	32,160

		555,881

	Shares	Value

Multi-Utilities–0.19%

DTE Energy Co., 6.50% Jr. Unsec. Sub. Pfd.	5,300	$142,252

Integrys Energy Group, Inc., 6.00% Jr. Unsec. Sub. Pfd.	4,800	132,624

		274,876

Office REIT’s–0.68%

Alexandria Real Estate Equities Inc., Series E, 6.45% Pfd.	1,200	31,176

Boston Properties, Inc., 5.25% Pfd.	1,800	44,892

Digital Realty Trust, Inc., Series F, 6.63% Pfd.	3,300	84,348

Digital Realty Trust, Inc., Series G, 5.88% Pfd.	4,500	109,125

Digital Realty Trust, Inc., Series H, 7.38% Pfd.	4,400	119,372

Equity Commonwealth, 5.75% Sr. Unsec. Pfd.	5,400	128,898

Kilroy Realty Corp., Series G, 6.88% Pfd.	900	23,247

Kilroy Realty Corp., Series H, 6.38% Pfd.	900	23,040

SL Green Realty Corp., Series I, 6.50% Pfd.	2,100	54,474

Vornado Realty Trust, Series J, 6.88% Pfd.	14,400	371,232

		989,804

Office Services & Supplies–0.09%

Pitney Bowes Inc., 5.25% Sr. Unsec. Pfd.	800	20,520

Pitney Bowes Inc., 6.70% Sr. Unsec. Pfd.	4,400	116,028

		136,548

Oil & Gas Exploration & Production–0.11%

WPX Energy Inc., Series A, 3.13% Conv. Pfd.	3,680	166,520

Oil & Gas Refining & Marketing–0.09%

NuStar Logistics L.P., 7.63% Jr. Unsec. Sub. Gtd. Pfd.	4,800	128,592

Other Diversified Financial Services–0.73%

ING Groep NV (Netherlands), 6.38% Jr. Unsec. Sub. Pfd.	42,000	1,075,200

Property & Casualty Insurance–0.95%

Allstate Corp. (The), 5.10% Unsec. Sub. Pfd.	4,300	111,800

Allstate Corp. (The), 5.63% Pfd.	2,800	71,036

Allstate Corp. (The), Series C, 6.75% Pfd.	3,000	80,760

Allstate Corp. (The), Series E, 6.63% Pfd.	11,300	300,128

Allstate Corp. (The), Series F, 6.25% Pfd.	3,600	93,744

See accompanying notes which are an integral part of this schedule.

Invesco Premium Income Fund

	Shares	Value

Property & Casualty Insurance–(continued)

Arch Capital Group Ltd., Series C, 6.75% Pfd.	3,900	$ 103,428

Argo Group U.S. Inc., 6.50% Sr. Unsec. Gtd. Pfd.	1,300	33,176

Aspen Insurance Holdings Ltd., 5.95% Pfd.	2,300	58,880

Aspen Insurance Holdings Ltd., 7.25% Pfd.	2,900	75,690

Assured Guaranty Municipal Holdings Inc., 6.25% Sr. Unsec. Gtd. Pfd.	5,100	128,010

Axis Capital Holdings Ltd., Series C, 6.88% Pfd.	6,600	175,890

Hanover Insurance Group, Inc. (The), 6.35% Jr. Unsec. Sub. Pfd.	1,600	40,624

Selective Insurance Group, Inc., 5.88% Sr. Unsec. Pfd.	1,600	41,136

W. R. Berkley Corp., 5.63% Jr. Unsec. Sub. Pfd.	3,200	78,368

		1,392,670

Regional Banks–1.82%

BB&T Corp., 5.85% Pfd.	7,900	201,213

BB&T Corp., Series E, 5.63% Pfd.	18,800	466,240

City National Corp., Series C, 5.50% Pfd.	2,500	61,400

Commerce Bancshares Inc., Series B, 6.00% Pfd.	1,600	40,640

Cullen/Frost Bankers, Inc., 5.38% Pfd.	1,400	34,650

Fifth Third Bancorp, Series I, 6.63% Pfd.	5,900	165,613

First Horizon National Corp., Series A, 6.20% Pfd.	900	22,293

First Niagara Financial Group Inc., Series B, 8.63% Pfd.	4,200	114,450

First Republic Bank, 5.50% Pfd.	3,000	71,940

First Republic Bank, 7.00% Pfd.	1,800	49,986

First Republic Bank, Series A, 6.70% Pfd.	2,100	54,831

First Republic Bank, Series B, 6.20% Pfd.	2,200	57,574

First Republic Bank, Series F, 5.70% Pfd.	2,300	54,855

FirstMerit Corp., Series A, 5.88% Pfd.	900	22,734

FNB Corp., 7.25% Pfd.	1,000	28,690

Hancock Holding Co., 5.95% Unsec. Sub. Pfd.	1,800	44,388

PNC Financial Services Group, Inc. (The), Series P, 6.13% Pfd.	18,800	517,940

Regions Financial Corp., Series A, 6.38% Pfd.	5,500	141,130

Regions Financial Corp., Series B, 6.38% Pfd.	5,600	147,784

SunTrust Banks Inc., Series E, 5.88% Pfd.	5,400	135,540

TCF Financial Corp., 7.50% Pfd.	1,200	32,268

TCF Financial Corp., Series B, 6.45% Pfd.	1,200	30,252

	Shares	Value

Regional Banks–(continued)

Texas Capital Bancshares, Inc., Series A, 6.50% Pfd.	2,400	$60,216

Webster Financial Corp., Series E, 6.40% Pfd.	1,100	27,940

Zions Bancorp., Series F, 7.90% Pfd.	2,872	79,669

		2,664,236

Reinsurance–0.54%

Endurance Specialty Holdings Ltd., Series A, 7.75% Pfd.	1,800	46,692

Endurance Specialty Holdings Ltd., Series B, 7.50% Pfd.	2,100	55,230

Maiden Holdings Ltd., Series A, 8.25% Pfd.	5,600	148,120

PartnerRe Ltd., Series E, 7.25% Pfd.	10,300	284,383

Reinsurance Group of America, Inc., 6.20% Sr. Unsec. Sub. Pfd.	4,800	135,840

RenaissanceRe Holdings Ltd., Series E, 5.38% Pfd.	4,800	117,600

		787,865

Retail REIT’s–0.52%

DDR Corp., Class J, 6.50% Pfd.	3,200	82,688

Kimco Realty Corp., Series I, 6.00% Pfd.	11,900	303,331

National Retail Properties Inc., Series D, 6.63% Pfd.	6,400	167,488

Realty Income Corp., Series F, 6.63% Pfd.	4,900	129,899

Regency Centers Corp., Series 6, 6.63% Pfd.	2,300	59,685

WP Glimcher Inc., Series I, 6.88% Pfd.	1,000	25,750

		768,841

Specialized REIT’s–0.74%

EPR Properties, Series F, 6.63% Pfd.	1,100	28,490

Public Storage, Series A, 5.88% Pfd.	7,800	196,092

Public Storage, Series Q, 6.50% Pfd.	18,800	486,168

Public Storage, Series Y, 6.38% Pfd.	14,400	379,872

		1,090,622

Thrifts & Mortgage Finance–0.02%

Astoria Financial Corp., Series C, 6.50% Pfd.	1,200	30,852

Wireless Telecommunication Services–0.30%

Telephone & Data Systems Inc., 7.00% Sr. Unsec. Pfd.	11,100	285,825

United States Cellular Corp., 6.95% Sr. Unsec. Pfd.	3,100	78,368

United States Cellular Corp., 7.25% Sr. Unsec. Pfd.	2,800	72,408

		436,601

Total Preferred Stocks (Cost $35,727,005)		37,432,030

See accompanying notes which are an integral part of this schedule.

Invesco Premium Income Fund

		Principal Amount	Value

U.S. Treasury Securities–7.46%

U.S. Treasury Bills–0.17%

0.00%, 08/20/15(f)(g)		$ 140,000	$ 139,998

0.05%, 08/20/15(f)(g)		5,000	5,000

0.08%, 08/20/15(f)(g)		50,000	49,999

0.09%, 08/20/15(f)(g)		45,000	44,999

0.12%, 08/20/15(f)(g)		5,000	5,000

			244,996

U.S. Treasury STRIPS–7.29%

2.59%, 02/15/43(f)(h)		600,000	258,844

2.68%, 02/15/43(f)(h)		2,550,000	1,100,086

2.74%, 02/15/43(f)(h)		1,000,000	431,406

2.91%, 02/15/43(f)(h)		1,550,000	668,680

3.03%, 02/15/43(f)(h)		1,100,000	474,547

3.36%, 02/15/43(f)(h)		2,450,000	1,056,945

3.98%, 02/15/43(f)(h)		10,800,000	4,659,188

4.11%, 02/15/43(f)(h)		4,700,000	2,027,609

			10,677,305

Total U.S. Treasury Securities (Cost $9,572,074)			10,922,301

Non-U.S. Dollar Denominated Bonds & Notes–1.41%(i)

Auto Parts & Equipment–0.10%

Autodis S.A. (France), Sr. Sec. Gtd. First Lien Notes, 6.50%, 02/01/19(b)	EUR	126,000	144,773

Automobile Manufacturers–0.08%

Hydra Dutch Holdings 2 B.V. (Netherlands), Sr. Sec. Gtd. First Lien Notes, 8.00%, 04/15/19(b)	EUR	100,000	113,719

Construction & Engineering–0.13%

Abengoa Finance S.A.U. (Spain), Sr. Unsec. Gtd. Notes, 7.00%, 04/15/20(b)	EUR	100,000	85,777

REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes,
8.88%, 02/05/18(b)	EUR	100,000	104,140

			189,917

Hotels, Resorts & Cruise Lines–0.14%

Thomas Cook Finance PLC (United Kingdom), Sr. Unsec. Gtd. Bonds, 6.75%, 06/15/21(b)	EUR	100,000	115,596

Thomas Cook Group PLC (United Kingdom), Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.75%, 06/22/17	GBP	57,000	94,797

			210,393

Integrated Telecommunication Services–0.11%

Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Notes, 4.88%, 01/15/27(b)	GBP	100,000	152,061

		Principal Amount	Value

Internet Software & Services–0.08%

United Group B.V. (Serbia), REGS, Sr. Sec. Gtd. Euro Notes, 7.88%, 11/15/20(b)	EUR	100,000	$117,518

Marine–0.07%

CMA CGM S.A. (France), Sr. Unsec. Notes, 7.75%, 01/15/21(b)	EUR	100,000	104,604

Multi-Sector Holdings–0.28%

Gala Electric Casinos PLC (United Kingdom), REGS, Sec. Gtd. Second Lien Euro Notes, 11.50%, 06/01/19(b)	GBP	100,000	167,135

Odeon & UCI Finco PLC (United Kingdom), REGS, Sr. Sec. Gtd. First Lien Medium-Term Euro Notes, 9.00%, 08/01/18(b)	GBP	150,000	243,024

			410,159

Other Diversified Financial Services–0.31%

Cabot Financial Luxembourg S.A. (United Kingdom), REGS, Sr. Sec. Gtd. First Lien Euro Notes, 10.38%, 10/01/19(b)	GBP	100,000	170,511

Financiere Gaillon 8 SAS (France), Sr. Sec. First Lien Notes, 7.00%, 09/30/19(b)	EUR	100,000	114,213

Lowell Group Financing PLC (United Kingdom), REGS, Sr. Sec. Gtd. First Lien Euro Notes, 10.75%, 04/01/19(b)	GBP	100,000	169,121

			453,845

Packaged Foods & Meats–0.11%

Moy Park (Bondco) PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 6.25%, 05/29/21(b)	GBP	100,000	162,211

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $2,183,930)			2,059,200

		Shares

Money Market Funds–2.27%

Liquid Assets Portfolio –Institutional Class, 0.11% (j)		1,661,321	1,661,321

Premier Portfolio –Institutional Class, 0.07% (j)		1,661,322	1,661,322

Total Money Market Funds (Cost $3,322,643)			3,322,643

TOTAL INVESTMENTS–98.93% (Cost $143,017,280)			144,787,589

OTHER ASSETS LESS LIABILITIES–1.07%			1,570,900

NET ASSETS–100.00%			$146,358,489

See accompanying notes which are an integral part of this schedule.

Invesco Premium Income Fund

Investment Abbreviations:

Conv.	—Convertible

EUR	—Euro

GBP	—British Pound Sterling

Gtd.	—Guaranteed

Jr.	—Junior

Pfd.	—Preferred

PIK	—Payment in Kind

REGS	—Regulation S

REIT	—Real Estate Investment Trust

Sec.	—Secured

Sr.	—Senior

STRIPS	—Separately Traded Registered Interest and Principal Security

Sub.	—Subordinated

Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2015 was $53,525,746, which represented 36.57% of the Fund’s Net Assets.

(c)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Alphabet Holding Co., Inc., Sr. Unsec. Global PIK Notes,	7.75%	8.50%

(d)	Perpetual bond with no specified maturity date.

(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(g)	All or a portion of the value was pledged as collateral to cover margin requirements for swap agreements. See Note 1G and Note 3.

(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.

(i)	Foreign denominated security. Principal amount is denominated in the currency indicated.

(j)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco Premium Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2015

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Invesco Premium Income Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

Invesco Premium Income Fund

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (OTC) between two parties (‘uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (FCM) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a Fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the

Invesco Premium Income Fund

G.	Swap Agreements – (continued)

Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of July 31, 2015 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Invesco Premium Income Fund

H.	Other Risks - The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claim.
I.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
J.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$40,754,673	$—	$—	$40,754,673

U.S. Treasury Securities	—	10,922,301	—	10,922,301

Corporate Debt Securities	—	76,196,393	—	76,196,393

Foreign Debt Securities	—	2,059,200	—	2,059,200

Foreign Sovereign Debt Securities	—	14,855,022	—	14,855,022

	40,754,673	104,032,916	—	144,787,589

Forward Foreign Currency Contracts*	—	11,868	—	11,868

Futures Contracts*	61,334	—	—	61,334

Swap Agreements*	—	16,223	—	16,223

Total Investments	$40,816,007	$104,061,007	$—	$144,877,014

*	Unrealized appreciation.

Invesco Premium Income Fund

NOTE 3 -- Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of July 31, 2015:

	Value

Risk Exposure/ Derivative Type	Assets	Liabilities

Credit risk:
Swap agreements (a)	$ 23,374	$ (7,151)

Currency risk:
Forward foreign currency contracts	35,649	(23,781)

Interest rate risk:
Futures contracts (b)	34,202	(2,293)

Equity risk:
Futures contracts (b)	96,347	(66,922)

Total	$ 189,572	$ (100,147)

(a)	Includes cumulative appreciation (depreciation) of centrally cleared swap agreements.

(b)	Includes cumulative appreciation (depreciation) of futures contracts.

Effect of Derivative Investments for the nine months ended July 31, 2015

The table below summarizes the gains on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations

	Forward Foreign Currency Contracts	Futures Contracts	Swap Agreements

Realized Gain (Loss):

Credit risk	$ —	$ —	$ (595)

Currency risk	139,309	—	—

Interest rate risk	—	224,535	—

Equity risk	—	403,897	—

Change in Net Unrealized Appreciation (Depreciation):

Credit risk	—	—	57,067

Currency risk	(43,449)	—	—

Interest rate risk	—	(223,626)	—

Equity risk	—	265,198	—

Total	$ 95,860	$ 670,004	$ 56,472

The table below summarizes the average notional value of forward foreign currency contracts, futures contracts and swap agreements outstanding during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Swap Agreements

Average notional value	$2,134,779	$20,610,414	$1,757,882

Invesco Premium Income Fund

Open Forward Foreign Currency Contracts

							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)

09/04/15	Citigroup Global Markets Inc.	EUR	98,871	USD	111,350	$108,635	$2,715

09/04/15	Deutsche Bank Securities Inc.	EUR	1,015,122	USD	1,148,305	1,115,371	32,934

09/04/15	Deutsche Bank Securities Inc.	USD	233,378	EUR	210,654	231,458	(1,920)

09/04/15	Goldman Sachs International	GBP	695,483	USD	1,067,427	1,085,821	(18,394)

09/04/15	Goldman Sachs International	USD	113,227	EUR	99,894	109,760	(3,467)

Total Open Forward Foreign Currency Contracts—Currency Risk							$11,868

Currency Abbreviations:

EUR	—	Euro

GBP	—	British Pound Sterling

USD	—	U.S. Dollar

Open Futures Contracts

Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)

Canada 10 Year Bonds	Long	8	September-2015	$874,973	$ 26,105

Long Gilt	Long	5	September-2015	915,878	(2,293)

U.S. Treasury Long Bonds	Long	13	September-2015	2,027,188	8,097

Subtotal—Interest Rate Risk					$ 31,909

Dow Jones Euro STOXX 50 Index	Long	61	September-2015	$2,410,307	$ 72,717

E-Mini S&P 500 Index	Long	29	September-2015	3,042,680	15,083

FTSE 100 Index	Long	14	September-2015	1,454,724	(1,375)

Hang Seng Index	Long	11	August-2015	1,740,016	1,002

Russell 2000 Mini Index	Long	26	September-2015	3,211,520	(65,547)

Tokyo Stock Price Index	Long	15	September-2015	2,009,199	7,545

Subtotal—Equity Risk					$ 29,425

Total Futures Contracts					$ 61,334

Invesco Premium Income Fund

Open Centrally Cleared Credit Default Swap Agreements

Counterparty/ Clearinghouse	Reference Entity	Buy/ Sell Protection	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread(a)	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)

Credit Suisse Securities (USA) LLC/ICE	Markit CDX North America High Yield Index, Series 24	Sell	5.00%	06/20/20	3.53%	$2,351,250	$153,517	$ (7,151)

Credit Suisse Securities (USA) LLC/ICE	Markit CDX North America, High Yield Index, Series 23	Sell	5.00	12/20/19	3.02	1,346,360	81,188	23,374

Total Credit Default Swap Agreements – Credit Risk							$234,705	$ 16,223

Abbreviations:

ICE – Intercontinental Exchange

(a)	Implied credit spreads represent the current level as of July 31, 2015 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2015 was $118,702,626 and $82,372,416, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $4,752,391 and $2,202,779, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$3,848,253

Aggregate unrealized (depreciation) of investment securities	(2,447,765)

Net unrealized appreciation of investment securities	$1,400,488

Cost of investments for tax purposes is $143,387,101.

Invesco Premium Income Fund

Invesco Select Companies Fund Quarterly Schedule of Portfolio Holdings July 31, 2015

invesco.com/us	SCO-QTR-1 07/15	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–83.19%

Aerospace & Defense–4.46%

Cubic Corp.	1,033,123	$45,839,668

Aluminum–0.00%

Cymat Technologies Ltd. (Canada)(b)	249,750	34,364

Apparel, Accessories & Luxury Goods–0.01%

Hampshire Group, Ltd. (b)(c)	592,824	148,206

Automotive Retail–4.24%

America’s Car-Mart, Inc. (b)(c)	942,136	43,583,211

Commodity Chemicals–1.50%

Chemtrade Logistics Income Fund (Canada)	1,045,784	15,412,563

Communications Equipment–4.90%

Mitel Networks Corp. (b)	5,334,275	50,408,899

Consumer Finance–6.69%

Encore Capital Group, Inc. (b)(c)	1,597,305	68,700,088

Data Processing & Outsourced Services–7.30%

Alliance Data Systems Corp. (b)	136,347	37,500,879
Global Payments Inc.	334,654	37,511,367
		75,012,246

Diversified Support Services–1.68%

Performant Financial Corp. (b)(c)	5,527,196	17,300,123

Education Services–3.15%

American Public Education Inc. (b)(c)	1,250,051	32,338,819

Electrical Components & Equipment–4.15%

Regal-Beloit Corp.	614,559	42,668,831

Health Care Supplies–8.19%

Alere, Inc. (b)	1,265,632	61,522,372
Cooper Cos., Inc. (The)	128,239	22,698,303
		84,220,675

Integrated Telecommunication Services–0.83%

General Communication, Inc.-Class A (b)	464,584	8,548,346

	Shares	Value

IT Consulting & Other Services–6.21%

Booz Allen Hamilton Holding Corp.	2,300,248	$63,785,877

Life Sciences Tools & Services–5.38%

Charles River Laboratories International, Inc. (b)	711,801	55,249,994

Oil & Gas Equipment & Services–1.08%

ION Geophysical Corp. (b)(c)	14,077,289	11,119,651

Oil & Gas Exploration & Production–3.13%

Ultra Petroleum Corp. (b)	4,127,698	32,113,490

Other Diversified Financial Services–0.00%

Brompton Corp. (Canada)(b)	69,374	0

Publishing–4.71%

John Wiley & Sons, Inc.-Class A	912,899	48,392,776

Real Estate Services–4.64%

Colliers International Group Inc. (Canada)	659,159	27,455,721
FirstService Corp. (Canada)	675,884	20,201,089
		47,656,810

Semiconductors–5.81%

Microsemi Corp. (b)	1,812,498	59,703,684

Systems Software–3.05%

Rovi Corp. (b)	2,856,087	31,388,396

Trucking–2.08%

Con-way Inc.	550,873	21,368,364
Total Common Stocks & Other Equity Interests (Cost $738,362,824)		854,995,081

Money Market Funds–16.02%

Liquid Assets Portfolio –Institutional Class, 0.11% (d)	82,333,607	82,333,607
Premier Portfolio –Institutional Class, 0.07% (d)	82,333,607	82,333,607
Total Money Market Funds (Cost $164,667,214)		164,667,214
TOTAL INVESTMENTS–99.21% (Cost $903,030,038)		1,019,662,295
OTHER ASSETS LESS LIABILITIES–0.79%		8,139,670
NET ASSETS–100.00%		$1,027,801,965

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)

Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of July 31, 2015 was $173,190,098, which represented 16.85% of the Fund’s Net Assets. See Note 3.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco Select Companies Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

        Invesco Select Companies Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

        Invesco Select Companies Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,019,514,089	$148,206	$0	$1,019,662,295

        Invesco Select Companies Fund

NOTE 3 — Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the nine months ended July 31, 2015.

	Value 10/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 07/31/15	Interest / Dividend Income
America’s Car-Mart, Inc.	$43,319,413	$—	$—	$263,798	$—	$43,583,211	$—
American Public Education Inc.	44,098,925	—	(5,933,600)	(5,219,125)	(607,381)	32,338,819	—
Encore Capital Group, Inc.	50,744,469	20,676,989	—	(2,721,370)	—	68,700,088	—
Hampshire Group, Ltd.	1,487,988	—	—	(1,339,782)	—	148,206	—
ION Geophysical Corp.	39,416,409	—	—	(28,296,758)	—	11,119,651	—
Performant Financial Corp.	28,744,105	14,640,846	(20,900)	(26,038,416)	(25,512)	17,300,123	—
Total	$207,811,309	$35,317,835	$(5,954,500)	$(63,351,653)	$(632,893)	$173,190,098	$—

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2015 was $119,089,876 and $211,334,332, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$278,730,579
Aggregate unrealized (depreciation) of investment securities	(162,439,118)
Net unrealized appreciation of investment securities	$116,291,461
Cost of investments for tax purposes is $903,370,834.

Invesco Select Companies Fund

Invesco Strategic Income Fund
Quarterly Schedule of Portfolio Holdings July 31, 2015

invesco.com/us	STI-QTR-1 07/15	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2015

(Unaudited)

		Principal Amount	Value

Asset-Backed Securities–65.21%

Adjustable Rate Mortgage Trust, Series 2005-11, Class 2A41, Floating Rate Pass Through Ctfs., 2.58%, 02/25/36(b)		$196,433	$194,309
ARES XI CLO Ltd., Series 2007-11A, Class E, Floating Rate Pass Through Ctfs., 6.29%, 10/11/21(b)(c)		250,000	250,794
Babson Euro CLO B.V. (Netherlands), Series 2014-2A, Class D, Floating Rate Pass Through Ctfs., 3.51%, 11/25/17(b)(c)(d)	EUR	250,000	269,236
Babson Mid-Market CLO Inc. (Cayman Islands), Series 2007-2A, Class E, Floating Rate Pass Through Ctfs., 3.94%, 04/15/21(b)(c)		500,000	493,612
BAMLL Commercial Mortgage Securities Trust, Series 2014-ICTS, Class C, Floating Rate Pass Through Ctfs., 1.59%, 06/15/28(b)(c)		200,000	199,520
Banc of America Funding Trust, Series 2006-3, Class 5A5, Pass Through Ctfs., 5.50%, 03/25/36		174,564	164,602
Banc of America Mortgage Trust, Series 2005-H, Class 2A1, Floating Rate Pass Through Ctfs., 2.69%, 09/25/35(b)		281,793	259,725
BBCMS Trust, Series 2015-RRI, Class D, Floating Rate Pass Through Ctfs., 3.09%, 05/15/32(b)(c)		210,000	208,951
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A1, Floating Rate Pass Through Ctfs., 2.68%, 03/25/35(b)		235,441	238,038
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class AJ, Variable Rate Pass Through Ctfs., 4.99%, 09/11/42(b)		500,000	500,327
Cent CLO (Cayman Islands), Series 2013-19A, Class C, 3.59%, 10/29/25(b)(c)		250,000	241,108
Chase Mortgage Finance Trust, Series 2005-A1, Class 3A1, Floating Rate Pass Through Ctfs., 2.45%, 12/25/35(b)		168,316	153,437
Series 2007-A1, Class 13A1, Floating Rate Pass Through Ctfs., 5.00%, 03/25/37(b)		273,983	258,805

	Principal Amount	Value
Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A2A, Floating Rate Pass Through Ctfs., 2.51%, 10/25/35(b)	$86,118	$85,345
Series 2006-AR2, Class 1A2, Floating Rate Pass Through Ctfs., 2.61%, 03/25/36(b)	193,552	185,459
COMM Mortgage Trust, Series 2015-CR23, Class CMD, Variable Rate Pass Through Ctfs., 3.68%, 05/10/48(b)(c)	300,000	287,377
Series 2015-CR24, Class B, Variable Rate Pass Through Ctfs., 4.52%, 08/10/48(b)	300,000	309,374
Series 2015-CR24, Class XA, Variable Rate Pass Through Ctfs., 1.04%, 08/10/48(b)	5,400,000	344,391
Series 2015-PC1, Class XA, Variable Rate Pass Through Ctfs., 0.95%, 07/10/50(b)(c)	6,000,000	304,515
Dryden XI-Leveraged Loan CDO, Series 2006-11A, Class A3, Floating Rate Pass Through Ctfs., 0.66%, 04/12/20(b)(c)(e)	500,000	487,605
Eaton Vance CDO VIII Ltd. (Cayman Islands), Series 2006-8A, Class D, Floating Rate Pass Through Ctfs., 3.69%, 08/15/22(b)(c)	400,000	386,605
Fannie Mae Connecticut Avenue Securities, Series 2015-C01, Class 1M2, Floating Rate Pass Through Ctfs., 4.49%, 02/25/25(b)	160,000	158,457
Series 2015-C02, Class 2M2, Floating Rate Pass Through Ctfs., 4.19%, 05/25/25(b)	500,000	487,142
Foothill CLO Ltd. (Cayman Islands), Series 2007-1A, Class C, Floating Rate Pass Through Ctfs., 0.99%, 02/22/21(b)(c)	250,000	247,431
Gallatin CLO III Ltd., Series 2007-1A, Class A2L, Floating Rate Pass Through Ctfs., 0.66%, 05/15/21(b)(c)(e)	200,000	199,964
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, Floating Rate Pass Through Ctfs., 3.04%, 04/19/36(b)	219,007	197,277
GS Mortgage Securities Trust, Series 2015-GC32, Class B, Variable Rate Pass Through Ctfs., 4.55%, 07/10/48(b)	350,000	365,127
GSAA Home Equity Trust, Series 2007-7, Class A4, Floating Rate Pass Through Ctfs., 0.46%, 07/25/37(b)	222,726	190,262

See accompanying notes which are an integral part of this schedule.

Invesco Strategic Income Fund

	Principal Amount	Value
GSR Mortgage Loan Trust, Series 2006-1F, Class 1A11, Pass Through Ctfs., 5.50%, 02/25/36	$266,421	$256,364
H/2 Asset Funding (Cayman Islands), Series 2015-1A, Class BFL, Pass Through Ctfs., 2.49%, 06/24/49(c)	400,000	397,236
Hamlet II Ltd. (Cayman Islands), Series 2006-2A, Class A2B, Floating Rate Pass Through Ctfs., 0.61%, 05/11/21(b)(c)(e)	500,000	480,932
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class D, Floating Rate Pass Through Ctfs., 3.94%, 05/05/27(b)(c)	250,000	236,965
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class B, Floating Rate Pass Through Ctfs., 1.54%, 07/15/31(b)(c)	250,000	251,258
JP Morgan Mortgage Trust, Series 2005-A1, Class IB2, Floating Rate Pass Through Ctfs., 2.59%, 02/25/35(b)	172,986	152,126
Series 2005-A3, Class 7CA1, Floating Rate Pass Through Ctfs., 2.58%, 06/25/35(b)	161,374	157,782
Series 2006-A2, Class 1A1, Floating Rate Pass Through Ctfs., 2.81%, 04/25/36(b)	111,961	101,838
Series 2007-A1, Class 2A2, Floating Rate Pass Through Ctfs., 2.48%, 07/25/35(b)	286,208	281,250
Series 2007-A4, Class 3A1, Floating Rate Pass Through Ctfs., 5.04%, 06/25/37(b)	226,964	207,921
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class C, Variable Rate Pass Through Ctfs., 5.05%, 01/15/47(b)	380,000	400,126
Series 2015-C29, Class C, Variable Rate Pass Through Ctfs., 4.34%, 05/15/48(b)	302,000	290,186
KKR CLO Ltd. (Cayman Islands), Series 11, Class B, Floating Rate Pass Through Ctfs., 2.42%, 04/15/27(b)(c)	540,000	536,211
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2, Pass Through Ctfs., 2.77%, 01/20/41(c)	425,000	432,328
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, Floating Rate Pass Through Ctfs., 2.21%, 11/25/35(b)	163,665	160,612
Series 2005-A9, Class 2A1C, Floating Rate Pass Through Ctfs., 2.53%, 12/25/35(b)	200,000	191,464

	Principal Amount	Value
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class B, Variable Rate Pass Through Ctfs., 4.59%, 10/15/47(b)	$250,000	$264,357
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 1A1, Floating Rate Pass Through Ctfs., 0.89%, 12/25/35(b)	295,557	242,367
Series 2005-3AR, Class 3A, Floating Rate Pass Through Ctfs., 2.51%, 07/25/35(b)	280,066	244,165
Neuberger Berman CLO XV (Cayman Islands), Series 2013-15A, Class D, Floating Rate Pass Through Ctfs., 3.54%, 10/15/25(b)(c)	250,000	237,748
Northwoods Capital X Ltd. (Cayman Islands), Series 2013-10A, Class D, Floating Rate Pass Through Ctfs., 3.88%, 11/04/25(b)(c)	250,000	237,296
Octagon Investment Partners XVI Ltd. (Cayman Islands), Series 2013-1A, Class B1, Floating Rate Pass Through Ctfs., 1.89%, 07/17/25(b)(c)	250,000	243,493
Octagon Investment Partners XXI Ltd. (Cayman Islands), Series 2014-1A, Class C, Floating Rate Pass Through Ctfs., 3.93%, 11/14/26(b)(c)	500,000	485,185
Series 2014-1A, Class D, Floating Rate Pass Through Ctfs., 6.88%, 11/14/26(b)(c)	250,000	250,929
PFP Ltd. (Cayman Islands), Series 2015-2, Class B, Floating Rate Pass Through Ctfs., 2.89%, 07/14/34(b)(c)	230,000	230,000
RAIT Financial Trust, Series 2015-FL4, Class B, Floating Rate Pass Through Ctfs., 2.49%, 12/15/31(b)(c)	341,176	342,627
Regatta IV Funding Ltd. (Cayman Islands), Series 2014-1A, Class D, Floating Rate Pass Through Ctfs., 3.80%, 07/25/26(b)(c)	290,000	278,216
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, Pass Through Ctfs., 4.35%, 07/17/26(c)	600,000	607,564
Series 2014-1A, Class E, Floating Rate Pass Through Ctfs., 4.99%, 07/17/26(b)(c)	250,000	225,900
Slater Mill Loan Fund L.P. (Cayman Islands), Series 2012-1A, Class B, Floating Rate Pass Through Ctfs., 2.93%, 08/17/22(b)(c)	350,000	352,483
Stone Tower CLO VII Ltd. (Cayman Islands), Series 2007-7A, Class C, Floating Rate Pass Through Ctfs., 4.49%, 08/30/21(b)(c)	250,000	248,418

See accompanying notes which are an integral part of this schedule.

Invesco Strategic Income Fund

	Principal Amount	Value
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 3A1, Floating Rate Pass Through Ctfs., 2.51%, 01/25/35(b)	$496,969	$479,535
Series 2004-8, Class 3A, Floating Rate Pass Through Ctfs., 2.51%, 07/25/34(b)	110,074	110,240
Structured Asset Securities Corp., Series 2002-21A, Class B1II, Floating Rate Pass Through Ctfs., 2.47%, 11/25/32(b)	159,483	144,876
Symphony CLO XI Ltd. (Cayman Islands), Series 2013-11A, Class C, Floating Rate Pass Through Ctfs., 3.44%, 01/17/25(b)(c)	250,000	249,239
Series 2013-11A, Class D, Floating Rate Pass Through Ctfs., 4.29%, 01/17/25(b)(c)	250,000	250,588
Symphony CLO XIV Ltd. (Cayman Islands), Series 2014-14A, Class E, Floating Rate Pass Through Ctfs., 4.89%, 07/14/26(b)(c)	250,000	223,654
Thornburg Mortgage Securities Trust, Series 2007-2, Class A2A, Floating Rate Pass Through Ctfs., 2.06%, 06/25/37(b)	349,180	334,656
WaMu Mortgage Trust, Series 2005-AR12, Class 1A8, Floating Rate Pass Through Ctfs., 2.33%, 10/25/35(b)	248,179	239,623
Series 2006-AR10, Class 3A2, Floating Rate Pass Through Ctfs., 5.88%, 08/25/46(b)	211,246	195,628
Series 2006-AR18, Class 1A1, Floating Rate Pass Through Ctfs., 1.80%, 01/25/37(b)	161,495	138,275
Wells Fargo Alternative Loan Trust, Series 2007-PA5, Class 1A1, Pass Through Ctfs., 6.25%, 11/25/37	212,128	206,304
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR12, Class 2A11, Floating Rate Pass Through Ctfs., 2.66%, 06/25/35(b)	184,152	185,765
Series 2005-AR14, Class A1, Floating Rate Pass Through Ctfs., 2.74%, 08/25/35(b)	147,418	145,670
Series 2005-AR2, Class 2A2, Floating Rate Pass Through Ctfs., 2.62%, 03/25/35(b)	252,625	257,635
Series 2005-AR7, Class 1A1, Floating Rate Pass Through Ctfs., 2.74%, 05/25/35(b)	167,226	167,772
Series 2005-AR8, Class 3A3, Floating Rate Pass Through Ctfs., 2.70%, 06/25/35(b)	340,535	331,408
Series 2006-AR10, Class 2A4, Floating Rate Pass Through Ctfs., 2.67%, 06/25/35(b)	305,788	308,581

		Principal Amount	Value
Wells Fargo Mortgage Backed Securities Trust (continued), Series 2006-AR10, Class 4A1, Floating Rate Pass Through Ctfs., 2.61%, 07/25/36(b)		$218,824	$208,275
Series 2006-AR8, Class 2A3, Floating Rate Pass Through Ctfs., 2.65%, 04/25/36(b)		207,953	204,552
Series 2007-7, Class A1, Pass Through Ctfs., 6.00%, 06/25/37		156,641	157,365
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B, Variable Rate Pass Through Ctfs., 4.20%, 11/15/47(b)		250,000	259,279
Total Asset-Backed Securities (Cost $21,472,236)			21,493,062

Non-U.S. Dollar Denominated Bonds & Notes–13.25%(d)

Diversified Banks–6.26%

Allied Irish Banks, PLC (Ireland), REGS, Sr. Unsec. Medium-Term Euro Notes, 1.38%, 03/16/20(c)	EUR	300,000	326,801
Bank of Ireland (The) (Ireland), REGS, Sr. Unsec. Medium-Term Euro Notes, 1.25%, 04/09/20(c)	EUR	300,000	329,663
Bankia S.A. (Spain), REGS, Sr. Unsec. Euro Bonds, 3.50%, 01/17/19(c)	EUR	300,000	348,600
Intesa Sanpaolo S.p.A. (Italy), REGS, Sr. Unsec. Medium-Term Euro Notes, 1.13%, 01/14/20(c)	EUR	440,000	480,793
Standard Chartered Bank (United Kingdom), Sr. Unsec. Medium-Term Euro Notes, 8.40%, 07/30/24(c)	INR	36,000,000	577,491
			2,063,348

Electric Utilities–0.94%

EDP Finance B.V. (Portugal), REGS, Sr. Unsec. Medium-Term Euro Notes, 2.00%, 04/22/25(c)	EUR	300,000	311,425

Integrated Telecommunication Services–1.06%

Telefonica Europe, B.V. (Spain), REGS, Jr. Unsec. Sub. Gtd. Euro Bonds, 5.00%(c)(f)	EUR	300,000	349,022

Life & Health Insurance–0.93%

Delta Lloyd Levensverzekering N.V. (Netherlands), REGS, Unsec. Sub. Euro Notes, 9.00%, 08/29/42(c)	EUR	220,000	306,931

Multi-Utilities–1.03%

ENGIE (France), REGS, Series NC5, Unsec. Sub. Euro Notes, 3.00%(c)(f)	EUR	300,000	339,538

See accompanying notes which are an integral part of this schedule.

Invesco Strategic Income Fund

		Principal Amount	Value

Sovereign Debt–2.03%

Mexican Bonos (Mexico), Series M, Sr. Unsec. Bonds, 8.00%, 12/07/23	MXN	4,780,000	$336,326
Portugal Obrigacoes do Tesouro (Portugal), REGS, Sr. Unsec. Euro Bonds, 2.88%, 10/15/25(c)	EUR	290,000	332,990
			669,316

Specialized Finance–1.00%

Redexis Gas Finance B.V. (Spain), REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 2.75%, 04/08/21(c)	EUR	280,000	328,759
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $4,435,409)			4,368,339

U.S. Dollar Denominated Bonds & Notes–11.42%

Agricultural Products–0.12%

Darling Ingredients, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 01/15/22		$40,000	40,800

Building Products–0.05%

Builders FirstSource, Inc., Sr. Sec. First Lien Notes, 7.63%, 06/01/21(c)		15,000	15,675

Cable & Satellite–0.30%

CCO Safari II, LLC, Sr. Sec. First Lien Notes, 3.58%, 07/23/20(c)		98,000	98,570

Communications Equipment–0.65%

Avaya Inc., Sr. Sec. Gtd. First Lien Notes, 7.00%, 04/01/19(c)		220,000	214,225

Consumer Finance–2.72%

Ally Financial Inc., Sr. Unsec. Global Notes, 4.13%, 03/30/20		500,000	505,000
Navient Corp., Sr. Unsec. Medium-Term Notes, 4.88%, 06/17/19		152,000	145,920
Synchrony Financial, Sr. Unsec. Global Notes, 4.50%, 07/23/25		245,000	246,716
			897,636

Diversified Banks–2.22%

Bank of America Corp., Sr. Unsec. Medium-Term Notes, 3.88%, 08/01/25		225,000	227,346
Erste Group Bank AG (Austria), REGS, Unsec. Sub. Medium-Term Euro Notes, 6.38%, 03/28/23(c)		200,000	206,841
JPMorgan Chase & Co., Series Z, Jr. Unsec. Sub. Global Notes, 5.30%(f)		300,000	298,500
			732,687

Independent Power Producers & Energy Traders–0.28%

AES Corp., Sr. Unsec. Global Notes, 7.38%, 07/01/21		40,000	44,600
Calpine Corp., Sr. Unsec. Global Notes, 5.38%, 01/15/23		48,000	47,160
			91,760

	Principal Amount	Value

Internet Software & Services–0.44%

Equinix Inc., Sr. Unsec. Notes, 5.38%, 01/01/22	$142,000	$144,840

Investment Banking & Brokerage–0.85%

Morgan Stanley, Sr. Unsec. Medium-Term Global Notes, 4.00%, 07/23/25	275,000	280,390

Oil & Gas Equipment & Services–0.50%

Ecopetrol S.A. (Colombia), Sr. Unsec. Global Notes, 5.38%, 06/26/26	170,000	165,112

Railroads–0.62%

Lima Metro Line 2 Finance Ltd. (Peru), Sr. Sec. First Lien Bonds, 5.88%, 07/05/34(c)	200,000	204,000

Regional Banks–0.90%

CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/22	101,000	103,146
Fifth Third Bancorp, Series J, Jr. Unsec. Sub. Bonds, 4.90%(f)	200,000	191,500
		294,646

Semiconductors–0.40%

NXP B.V./NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 5.75%, 02/15/21(c)	125,000	130,728

Trading Companies & Distributors–0.89%

International Lease Finance Corp., Sr. Unsec. Notes, 8.25%, 12/15/20	245,000	293,387

Wireless Telecommunication Services–0.48%

Sprint Corp., Sr. Unsec. Gtd. Global Notes, 7.88%, 09/15/23	165,000	158,813
Total U.S. Dollar Denominated Bonds & Notes (Cost $3,808,182)		3,763,269

U.S. Treasury Securities–5.88%

U.S. Treasury Bills–1.12%(g)

0.00%, 08/20/15(h)	15,000	15,000
0.05%, 08/20/15(h)	5,000	5,000
0.07%, 08/20/15(h)	20,000	20,000
0.08%, 08/20/15(h)	95,000	94,999
0.16%, 08/20/15(h)	30,000	29,999
0.17%, 08/20/15(h)	15,000	15,000
0.00%, 05/26/16(h)	70,000	69,870
0.22%, 05/26/16(h)	120,000	119,777
		369,645

U.S. Treasury Notes–4.76%

1.63%, 06/30/19	1,550,000	1,569,597
Total U.S. Treasury Securities (Cost $1,914,272)		1,939,242

See accompanying notes which are an integral part of this schedule.

Invesco Strategic Income Fund

	Principal Amount	Value

Municipal Obligations–1.02%

Chicago (City of), Illinois; Series 2014 B, Ref. Unlimited Tax GO Bonds, 6.31%, 01/01/44	$150,000	$132,366
Puerto Rico (Commonwealth of); Series 2014 A, Unlimited Tax GO Bonds, 8.00%, 07/01/35	290,000	201,947
Total Municipal Obligations (Cost $362,820)		334,313

U.S. Government Sponsored Agency Mortgage-Backed Securities–0.58%

Collateralized Mortgage Obligations–0.58%

Fannie Mae REMICs, IO, 3.00%, 06/25/27(b)	895,425	92,219
Freddie Mac REMICs, IO, 3.00%, 05/15/28(b)	851,200	99,650
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $192,475)		191,869

	Shares

Money Market Funds–6.86%

Liquid Assets Portfolio –Institutional Class, 0.11% (i)	1,130,722	1,130,722
Premier Portfolio –Institutional Class, 0.07% (i)	1,130,721	1,130,721
Total Money Market Funds (Cost $2,261,443)		2,261,443
Options Purchased–0.62% (Cost $219,666) (j)		205,303
TOTAL INVESTMENTS–104.84% (Cost $34,666,503)		34,556,840
OTHER ASSETS LESS LIABILITIES–(4.84)%		(1,596,875)
NET ASSETS–100.00%		$32,959,965

Investment Abbreviations:

CDO	—Collateralized Debt Obligation

CLO	—Collateralized Loan Obligation

Ctfs.	—Certificates

EUR	—Euro

GO	—General Obligation

Gtd.	—Guaranteed

INR	—Indian Rupee

IO	—Interest Only

Jr.	—Junior

MXN	—Mexican Peso

REGS	—Regulation S

REMICs	—Real Estate Investment Conduits

Sec.	—Secured

Sr.	—Senior

Sub.	—Subordinated

Unsec.	—Unsecured

See accompanying notes which are an integral part of this schedule.

Invesco Strategic Income Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2015.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2015 was $15,277,040, which represented 46.35% of the Fund’s Net Assets.

(d)	Foreign denominated security. Principal amount is denominated in the currency indicated.

(e)	All or a portion of the security is pledged as collateral for open reverse repurchase agreements. See Note 1D. The following table presents the Fund’s collateral pledged as of July 31, 2015.

Counterparty	Reverse Repurchase Agreements	Value of Non- cash Collateral Pledged*	Net Amount

Royal Bank of Canada	$980,378	$(980,378)	$ —

  *Amount does not include excess collateral pledged.

(f)	Perpetual bond with no specified maturity date.

(g)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(h)	All or a portion of the value was pledged and/or designated as collateral for open futures contracts and swap agreements. See Note 1G, Note 1J and Note 3.

(i)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.

(j)	The table below details options purchased:

Open Over-The-Counter Foreign Currency Options Purchased—Currency Risk

Description	Type of Contract	Counterparty	Expiration Date	Strike Price		Notional Value		Value
EUR versus USD	Put	Deutsche Bank Securities Inc.	08/07/15	USD	1.105	EUR	550,000	$6,601

Open Over-The-Counter Interest Rate Swaptions Purchased

Description	Type of Contract	Counterparty	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Value	Value
3 Year Interest Rate Swap	Put	Deutsche Bank Securities Inc.	1.57%	Pay	3 Month USD LIBOR	01/28/16	$23,900,000	$147,164
3 Year Interest Rate Swap	Put	Goldman Sachs International	1.60	Pay	3 Month USD LIBOR	01/29/16	9,200,000	51,538
Subtotal Swaptions Purchased—Interest Rate Risk								198,702
Total Options Purchased (Cost $219,666)								$205,303

Abbreviations:

EUR – Euro	LIBOR – London Interbank Offered Rate	USD – U.S. Dollar

See accompanying notes which are an integral part of this schedule.

Invesco Strategic Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Invesco Strategic Income Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Reverse Repurchase Agreements – The Fund may enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed upon price and date. The Fund will use the proceeds of a reverse repurchase agreement (which are considered to be borrowings under the 1940 Act) to purchase other permitted securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The agreements are collateralized by the underlying securities and are carried at the amount at which the securities subsequently will be repurchased as specified in the agreements.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

Invesco Strategic Income Fund

E.	Foreign Currency Translations – (continued)

Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
H.	Call Options Written and Purchased – The Fund may write call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. An uncovered call option exists without the ownership of the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished.

Invesco Strategic Income Fund

H.	Call Options Written and Purchased – (continued)

If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise price of the option.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

I.	Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations as Net realized gain from Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

J.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (OTC) between two parties (‘uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (FCM) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a Fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities.

Invesco Strategic Income Fund

J.	Swap Agreements – (continued)

During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS.

If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable.

If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement.

If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations.

The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of July 31, 2015 for which the Fund is the seller of protection are disclosed in the open swap agreements table.

Invesco Strategic Income Fund

J.	Swap Agreements – (continued)

These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

K.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
L.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$2,261,443	$—	$—	$2,261,443
U.S. Treasury Securities	—	1,939,242	—	1,939,242
U.S. Government Sponsored Agency Securities	—	191,869	—	191,869
Corporate Debt Securities	—	3,763,269	—	3,763,269
Asset-Backed Securities	—	21,493,062	—	21,493,062
Municipal Obligations	—	334,313	—	334,313
Foreign Debt Securities	—	3,699,023	—	3,699,023
Foreign Sovereign Debt Securities	—	669,316	—	669,316
Options Purchased	—	205,303	—	205,303
	2,261,443	32,295,397	—	34,556,840
Forward Foreign Currency Contracts*	—	58,676	—	58,676
Futures Contracts*	29,602	—	—	29,602
Options Written*	—	(7)	—	(7)
Swap Agreements*	—	31,381	—	31,381
Total Investments	$2,291,045	$32,385,447	$—	$34,676,492

* Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.

Invesco Strategic Income Fund

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of July 31, 2015:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Credit risk:
Swap agreements (a)	$20,593	$—
Currency risk:
Forward foreign currency contracts	191,645	(132,969)
Options purchased (b)	6,601	—
Options written	—	(7)
Interest rate risk:
Futures contracts (c)	55,725	(26,123)
Options purchased (b)	198,702	—
Swap agreements (a)	22,802	(55,778)
Market risk:
Swap agreements	43,764	—
Total	$539,832	$(214,877)

(a)	Includes cumulative appreciation (depreciation) of centrally cleared swap agreements.

(b)	Options purchased at value as reported in the Schedule of Investments.

(c)	Includes cumulative appreciation (depreciation) of futures contracts.

Effect of Derivative Investments for the nine months ended July 31, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Forward Foreign Currency Contracts	Futures Contracts	Options Purchased(a)	Options Written	Swap Agreements
Realized Gain (Loss):
Credit risk	$ —	$ —	$ —	$ —	$ 20,572
Currency risk	346,379	—	25,525	(6,219)	—
Interest rate risk	—	(122,992)	(51,900)	—	52,923
Market risk	—	—	—	—	(22,100)
Change in Net Unrealized Appreciation (Depreciation):
Credit risk	—	—	—	—	21,551
Currency risk	(16,522)	—	(7,797)	2,292	—
Interest rate risk	—	(17,833)	(11,576)	—	(20,876)
Market risk	—	—	—	—	40,753
Total	$ 329,857	$ (140,825)	$ (45,748)	$ (3,927)	$ 92,823
(a)	Options purchased net realized gain (loss) and change in net unrealized appreciation (depreciation) are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities, respectively.

Invesco Strategic Income Fund

The table below summarizes the nine month average notional value of forward foreign currency contracts, futures contracts, options purchased and swap agreements and the seven month average notional value of options written.

	Forward Foreign Currency Contracts	Futures Contracts	Options Purchased	Options Written	Swap Agreements
Average notional value	$9,021,690	$13,361,871	$22,840,032	$2,190,012	$9,146,278

Open Forward Foreign Currency Contracts
Settlement		Contract to				Notional	Unrealized Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
08/6/2015	Citigroup Global Markets Inc.	SGD	815,000	USD	609,815	$593,950	15,865
08/6/2015	Citigroup Global Markets Inc.	USD	610,316	SGD	815,000	593,950	(16,366)
08/11/2015	Bank of America Merrill Lynch	INR	37,500,000	USD	574,708	584,177	(9,469)
08/11/2015	Bank of America Merrill Lynch	USD	587,019	INR	37,500,000	584,177	(2,842)
08/18/2015	Goldman Sachs International	USD	397,175	EUR	359,847	395,286	(1,889)
08/18/2015	State Street Bank & Trust Co.	USD	2,420,251	EUR	2,120,000	2,328,786	(91,466)
09/2/2015	Bank of America Merrill Lynch	BRL	530,000	USD	162,527	152,886	9,641
09/4/2015	Bank of America Merrill Lynch	EUR	150,000	USD	163,589	164,813	(1,224)
09/4/2015	Deutsche Bank Securities Inc.	EUR	2,874,962	USD	3,252,156	3,158,882	93,274
09/4/2015	Goldman Sachs International	EUR	3,005,000	USD	3,355,208	3,301,763	53,445
10/8/2015	J.P. Morgan Securities LLC	MXN	5,518,793	USD	350,318	340,677	9,641
10/8/2015	J.P. Morgan Securities LLC	USD	348,818	MXN	5,518,793	340,677	(8,141)
10/19/2015	Barclays Bank PLC	MXN	5,660,000	USD	356,711	349,090	7,621
10/27/2015	Deutsche Bank Securities Inc.	NZD	250,000	USD	164,750	163,848	902
10/27/2015	Deutsche Bank Securities Inc.	USD	164,648	NZD	250,000	163,848	(800)
10/28/2015	Barclays Bank PLC	SGD	675,000	USD	489,990	490,762	(772)
10/28/2015	Barclays Bank PLC	TWD	5,100,000	USD	161,879	160,893	986
10/29/2015	Deutsche Bank Securities Inc.	AUD	450,000	USD	327,546	327,276	270
Total Forward Foreign Currency Contracts—Currency Risk							$58,676

Currency Abbreviations:

AUD	—	Australian Dollar	INR	—	Indian Rupee	SGD	—	Singapore Dollar

BRL	—	Brazilian Real	MXN	—	Mexican New Peso	TWD	—	Taiwan Dollar

EUR	—	Euro	NZD	—	New Zealand Dollar	USD	—	U.S. Dollar

Invesco Strategic Income Fund

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Euro-BOBL	Short	9	September-2015	$(1,287,958)	$(8,078)
Euro-Bond	Short	4	September-2015	(678,248)	(10,654)
U.S. Treasury 2 Year Notes	Short	7	September-2015	(1,533,438)	(1,984)
U.S. Treasury 5 Year Notes	Short	22	September-2015	(2,636,563)	(5,407)
U.S. Treasury 10 Year Notes	Long	28	September-2015	3,568,250	34,861
U.S. Treasury 30 Year Notes	Long	5	September-2015	779,688	20,864
Total Futures Contracts—Interest Rate Risk					$29,602

Open Over-The-Counter Foreign Currency Options Written—Currency Risk
Description	Type of Contract	Counterparty	Expiration Date	Strike Price		Premiums Received	Notional Value		Value	Unrealized Appreciation
USD versus EUR	Put	Deutsche Bank Securities Inc.	08/07/15	USD	1.035	$(2,299)	EUR	550,000	$(7)	$2,292

Currency Abbreviations:

EUR	—	Euro	USD	—	U.S. Dollar

Options Written Transactions
	Call Options				Put Options
	Number of Contracts	Notional Value		Premiums Received	Number of Contracts	Notional Value		Premiums Received
Beginning of period	—	USD	—	$—	—	EUR	—	$—
Written	—	USD	2,620,000	7,271	—	EUR	5,675,000	24,755
Closed	—	USD	(1,770,000)	(4,823)	—	EUR	(5,125,000)	(22,456)
Expired	—	USD	(850,000)	(2,448)	—	EUR	—	—
End of period	—	USD	—	$—	—	EUR	550,000	$2,299

Currency Abbreviations:

EUR	—	Euro	USD	—	U.S. Dollar

Open Centrally Cleared Credit Default Swap Agreements—Credit Risk
Counterparty/ Clearinghouse	Reference Entity	Buy/ Sell Protection	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread(a)	Notional Value		Upfront Payments Paid	Unrealized Appreciation
Credit Suisse Securities (USA) LLC/ICE	Markit iTraxx Europe Index, Series 23, Version 1	Sell	1.00%	06/20/20	0.62%	EUR	3,000,000	$41,494	$19,868

(a)	Implied credit spreads represent the current level as of July 31, 2015 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:

EUR — Euro	ICE — Intercontinental Exchange

Invesco Strategic Income Fund

Open Over-The-Counter Credit Default Swap Agreements—Credit Risk
Counterparty	Reference Entity	Buy/ Sell Protection	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread(a)	Notional Value	Upfront Payments Paid	Unrealized Appreciation
Bank of America, N.A.	Republic of Columbia	Buy	(1.00)%	09/20/20	1.81%	$400,000	$14,857	$725

(a)	Implied credit spreads represent the current level as of July 31, 2015 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Centrally Cleared Interest Rate Swap Agreements
Counterparty/ Clearinghouse	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month USD LIBOR	1.55%	02/01/19	$12,300,000	$11,571
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month USD LIBOR	1.60	02/02/19	4,600,000	10,565
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	1.51	02/02/19	2,100,000	666
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.46	07/17/25	1,000,000	(14,949)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.48	07/20/25	1,425,000	(24,450)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.42	07/27/25	1,400,000	(16,379)
Total Centrally Cleared Interest Rate Swap Agreements—Interest Rate Risk						$(32,976)

Abbreviations:

CME – Chicago Mercantile Exchange	LIBOR – London Interbank Offered Rate	USD – U.S. Dollar

Open Over-The-Counter Total Return Swap Agreements
Description	Type of Contract	Counterparty	Number of Contracts	Termination Date	Notional Value	Unrealized Appreciation
Receive a return equal to the iBoxx USD Liquid Investment Grade Index and pay a floating rate equal to the 3 Month USD LIBOR.	Long	Goldman Sachs International	23,000	12/20/15	$2,300,000	$26,009
Receive a return equal to the iBoxx USD Liquid Investment Grade Index and pay a floating rate equal to the 3 Month USD LIBOR.	Long	Morgan Stanley & Co.	10,000	12/20/15	1,000,000	9,350
Receive a return equal to the iBoxx USD Liquid Investment Grade Index and pay a floating rate equal to the 3 Month USD LIBOR.	Long	Morgan Stanley & Co.	16,000	12/20/15	1,600,000	8,405
Total Over-The-Counter Total Return Swap Agreements—Market Risk						$43,764

Abbreviations:

LIBOR — London Interbank Offered Rate	USD — U.S. Dollar

Invesco Strategic Income Fund

NOTE 4 — Investments in Affiliates

The Fund’s Adviser and the adviser for Invesco Floating Rate Fund are subsidiaries of Invesco Ltd. and therefore, Invesco Floating Rate Fund is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Floating Rate Fund for the nine months ended July 31, 2015.

	Value 10/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 07/31/15	Dividend Income
Invesco Floating Rate Fund—Class R6	$5,948,846	$126,515	$(5,981,815)	$22,947	$(116,493)	$-	$107,039

NOTE 5 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2015 was $35,843,243 and $30,788,373, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$210,636
Aggregate unrealized (depreciation) of investment securities	(348,209)
Net unrealized appreciation (depreciation) of investment securities	$(137,573)
Cost of investments for tax purposes is $34,694,413.

Invesco Strategic Income Fund

Invesco Unconstrained Bond Fund
Quarterly Schedule of Portfolio Holdings July 31, 2015

invesco.com/us	UCB-QTR-1 07/15	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2015

(Unaudited)

	Principal Amount	Value

Asset-Backed Securities–61.51%

Apidos CLO XIX (Cayman Islands), Series 2014-19A, Class C, Floating Rate Pass Through Ctfs., 3.58%, 10/17/26(b)(c)	$500,000	$499,377
Banc of America Funding Trust, Series 2005-D, Class A1, Floating Rate Pass Through Ctfs., 2.69%, 05/25/35(c)	152,030	155,174
Banc of America Mortgage Trust, Series 2005-H, Class 2A1, Floating Rate Pass Through Ctfs., 2.69%, 09/25/35(c)	281,793	259,725
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A1, Floating Rate Pass Through Ctfs., 2.68%, 03/25/35(c)	196,200	198,365
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, Floating Rate Pass Through Ctfs., 1.59%, 12/15/27(b)(c)	200,000	199,949
Cent CLO Ltd. (Cayman Islands), Series 2013-19A, Class C, Floating Rate Pass Through Ctfs., 3.59%, 10/29/25(b)(c)	250,000	241,108
Cerberus Onshore II CLO-2 LLC, Series 2014-1A, Class D, Floating Rate Pass Through Ctfs., 4.43%, 10/15/23(b)(c)	350,000	340,919
Chase Mortgage Finance Trust, Series 2007-A1, Class 13A1, Floating Rate Pass Through Ctfs., 5.00%, 03/25/37(c)	238,246	225,048
Citigroup Commercial Mortgage Trust, Series 2014-388G, Class C, Floating Rate Pass Through Ctfs., 1.57%, 06/15/33(b)(c)	300,000	299,441
Citigroup Mortgage Loan Trust Inc., Series 2005-11, Class A2A, Floating Rate Pass Through Ctfs., 2.51%, 10/25/35(c)	172,236	170,690
Series 2005-3, Class 2A2A, Floating Rate Pass Through Ctfs., 2.65%, 08/25/35(c)	172,238	171,281
COMM Mortgage Trust, Series 2014-FL5, Class A, Floating Rate Pass Through Ctfs., 1.56%, 10/15/31(b)(c)	300,000	301,372
Series 2015-CR24, Class B, Variable Rate Pass Through Ctfs., 4.52%, 08/10/55(c)	300,000	309,374
Series 2015-CR24, Class XA, Variable Rate Pass Through Ctfs., 1.04%, 08/10/55(c)	3,800,000	242,349
Series 2015-PC1, Class XA, Variable Rate Pass Through Ctfs., 0.95%, 07/10/50(b)(c)	4,000,000	203,010

	Principal Amount	Value

Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 5A7, Pass Through Ctfs., 6.00%, 11/25/35	$127,943	$122,492
Series 2005-C3, Class AJ, Pass Through Ctfs., 4.77%, 07/15/37	10,835	10,829
Fannie Mae Connecticut Avenue Securities, Series 2015-C01, Class 1M2, Floating Rate Pass Through Ctfs., 4.49%, 02/25/25 (c)	130,000	128,747
Series 2015-C02, Class 2M2, Floating Rate Pass Through Ctfs., 4.19%, 05/25/25 (c)	400,000	389,714
GMACM Mortgage Loan Trust, Series 2005-AR6, Class 4A1, Floating Rate Pass Through Ctfs., 4.85%, 11/19/35(c)	104,578	98,782
GS Mortgage Securities Trust, Series 2015-GC32, Class B, Variable Rate Pass Through Ctfs., 4.55%, 07/10/48(c)	150,000	156,483
GSAA Home Equity Trust, Series 2005-11, Class 3A5, Floating Rate Pass Through Ctfs., 0.56%, 10/25/35(c)	243,222	222,366
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1, Floating Rate Pass Through Ctfs., 4.86%, 11/25/35(c)	226,343	218,402
Series 2006-1F, Class 1A11, Pass Through Ctfs., 5.50%, 02/25/36	227,003	218,434
H/2 Asset Funding (Cayman Islands), Series 2015-1A, Class BFL, Pass Through Ctfs., 2.49%, 06/24/49(b)	200,000	198,618
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class D, Floating Rate Pass Through Ctfs., 3.94%, 05/05/27(b)(c)	250,000	236,965
ING IM CLO Ltd. (Cayman Islands), Series 2012-1RA, Class A2R, Floating Rate Pass Through Ctfs., 2.14%, 03/14/22(b)(c)(d)	500,000	498,741
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class B, Variable Rate Pass Through Ctfs., 4.40%, 07/15/47(c)	300,000	312,072

See accompanying notes which are an integral part of this schedule.

Invesco Unconstrained Bond Fund

	Principal Amount	Value
JP Morgan Mortgage Trust, Series 2005-A3, Class 7CA1, Floating Rate Pass Through Ctfs., 2.58%, 06/25/35(c)	$322,748	$315,564
Series 2007-A1, Class 2A2, Floating Rate Pass Through Ctfs., 2.48%, 07/25/35(c)	334,644	328,847
Series 2007-A1, Class 5A5, Floating Rate Pass Through Ctfs., 2.57%, 07/25/35(c)	180,305	183,642
Series 2007-A1, Class 6A1, Floating Rate Pass Through Ctfs., 2.58%, 07/25/35(c)	150,895	149,583
Series 2007-A2, Class 4A2, Floating Rate Pass Through Ctfs., 4.88%, 04/25/37(c)	238,854	217,294
KKR CLO Ltd. (Cayman Islands), Series 11, Class B, Floating Rate Pass Throught Ctfs., 2.42%, 04/15/27(b)(c)	460,000	456,772
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AJ, Variable Rate Pass Through Ctfs., 5.32%, 11/15/40(c)	250,000	250,860
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, Floating Rate Pass Through Ctfs., 2.21%, 11/25/35(c)	132,702	130,226
Series 2005-A5, Class A9, Floating Rate Pass Through Ctfs., 2.57%, 06/25/35(c)	177,254	173,397
Series 2005-A9, Class 2A1C, Floating Rate Pass Through Ctfs., 2.53%, 12/25/35(c)	260,000	248,903
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 1A1, Floating Rate Pass Through Ctfs., 0.89%, 12/25/35(c)	244,403	200,419
Series 2005-3AR, Class 3A, Floating Rate Pass Through Ctfs., 2.51%, 07/25/35(c)	234,341	204,301
Northwoods Capital X Ltd. (Cayman Islands), Series 2013-10A, Class D, Floating Rate Pass Through Ctfs., 3.88%, 11/04/25(b)(c)	250,000	237,296
Octagon Investment Partners XVI Ltd. (Cayman Islands), Series 2013-1A, Class B1, Floating Rate Pass Through Ctfs., 1.89%, 07/17/25(b)(c)	500,000	486,986
Octagon Investment Partners XXI Ltd. (Cayman Islands), Series 2014-1A, Class D, Floating Rate Pass Through Ctfs., 6.88%, 11/14/26(b)(c)	250,000	250,929
PFP Ltd. (Cayman Islands), Series 2015-2, Class B, Floating Rate Pass Through Ctfs., 2.89%, 07/14/34(b)(c)	188,000	188,000

	Principal Amount	Value
Regatta IV Funding Ltd. (Cayman Islands), Series 2014-1A, Class D, Floating Rate Pass Through Ctfs., 3.80%, 07/25/26(b)(c)	$310,000	$297,403
RMAT LLC, Series 2015-RPL1, Class A1, Floating Rate Pass Through Ctfs., 3.97%, 05/26/20(b)(c)	196,152	196,704
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, Pass Through Ctfs., 4.35%, 07/17/26(b)	500,000	506,303
Slater Mill Loan Fund L.P. (Cayman Islands), Series 2012-1A, Class B, Floating Rate Pass Through Ctfs., 2.93%, 08/17/22(b)(c)	250,000	251,773
Starwood Retail Property Trust, Series 2014-STAR, Class B, Floating Rate Pass Through Ctfs., 1.84%, 11/15/27(b)(c)	250,000	250,723
Stone Tower CLO VII Ltd. (Cayman Islands), Series 2007-7A, Class C, Floating Rate Pass Through Ctfs., 4.49%, 08/30/21(b)(c)	250,000	248,418
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 1A2, Floating Rate Pass Through Ctfs., 2.44%, 01/25/35(c)	350,910	339,164
Series 2004-20, Class 3A1, Floating Rate Pass Through Ctfs., 2.51%, 01/25/35(c)	208,406	201,095
Sudbury Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class B1, Floating Rate Pass Through Ctfs., 2.49%, 01/17/26(b)(c)	500,000	501,058
Symphony CLO XI Ltd. (Cayman Islands), Series 2013-11A, Class C, Floating Rate Pass Through Ctfs., 3.44%, 01/17/25(b)(c)	250,000	249,239
Series 2013-11A, Class D, Floating Rate Pass Through Ctfs., 4.29%, 01/17/25(b)(c)	250,000	250,588
Symphony CLO XV Ltd. (Cayman Islands), Series 2014-15A, Class C, Floating Rate Pass Through Ctfs., 3.49%, 10/17/26(b)(c)	500,000	500,607
WaMu Mortgage Trust, Series 2006-AR14, Class 1A4, Floating Rate Pass Through Ctfs., 1.97%, 11/25/36(c)	117,184	104,454
Series 2007-HY1, Class 3A1, Floating Rate Pass Through Ctfs., 4.36%, 02/25/37(c)	260,547	243,175
Series 2007-HY2, Class 2A1, Floating Rate Pass Through Ctfs., 2.42%, 11/25/36(c)	267,776	236,204

See accompanying notes which are an integral part of this schedule.

Invesco Unconstrained Bond Fund

		Principal Amount	Value
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A4, Floating Rate Pass Through Ctfs., 2.67%, 06/25/35(c)		$33,383	$33,688
Series 2005-AR14, Class A1, Floating Rate Pass Through Ctfs., 2.74%, 08/25/35(c)		231,323	228,581
Series 2005-AR16, Class 4A2, Floating Rate Pass Through Ctfs., 2.71%, 10/25/35(c)		240,164	240,634
Series 2006-2, Class 2A3, Pass Through Ctfs., 5.50%, 03/25/36		147,593	142,463
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B, Variable Rate Pass Through Ctfs., 4.20%, 11/15/47(c)		250,000	259,279
Total Asset-Backed Securities (Cost $15,849,483)			15,934,399

Non-U.S. Dollar Denominated Bonds & Notes–13.23%(f)

Diversified Banks–6.38%

Allied Irish Banks PLC (Ireland), REGS, Sr. Unsec. Medium-Term Euro Notes, 1.38%, 03/16/20(b)	EUR	240,000	261,441
Bank of Ireland (The) (Ireland), REGS, Sr. Unsec. Medium-Term Euro Notes, 1.25%, 04/09/20(b)	EUR	250,000	274,719
Bankia S.A. (Spain), REGS, Sr. Unsec. Euro Bonds, 3.50%, 01/17/19(b)	EUR	300,000	348,600
Intesa Sanpaolo S.p.A. (Spain), REGS, Sr. Unsec. Medium-Term Euro Notes, 1.13%, 01/14/20(b)	EUR	350,000	382,449
Standard Chartered Bank (Singapore) Ltd. (United Kingdom), Sr. Unsec. Medium-Term Euro Notes, 8.40%, 07/30/24(b)	INR	24,000,000	384,994
			1,652,203

Electric Utilities–0.96%

EDP Finance B.V. (Portugal), REGS, Sr. Unsec. Medium-Term Euro Notes, 2.00%, 04/22/25(b)	EUR	240,000	249,140

Integrated Telecommunication Services–0.90%

Telefonica Europe B.V. (Spain), REGS, Jr. Unsec. Sub. Gtd. Euro Bonds, 5.00%(b)(e)	EUR	200,000	232,681

Life & Health Insurance–0.97%

Delta Lloyd Levensverzekering N.V. (Netherlands), REGS, Unsec. Sub. Euro Notes, 9.00%, 08/29/42(b)	EUR	180,000	251,125

Multi-Utilities–0.87%

ENGIE (France), REGS, Series NC5, Unsec, Sub. Euro Notes, 3.00% (b)(e)	EUR	200,000	226,359

		Principal Amount	Value

Sovereign Debt–2.15%

Mexican Bonos (Mexico), Series M, Sr. Unsec. Bonds, 8.00%, 12/07/23	MXN	4,160,000	$292,701
Portugal Obrigacoes do Tesouro (Portugal), REGS, Sr. Unsec. Euro Bonds, 2.88%, 10/15/25(b)	EUR	230,000	264,096
			556,797

Specialized Finance–1.00%

Redexis Gas Finance B.V. (Spain), REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 2.75%, 04/08/21(b)	EUR	220,000	258,311
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $3,439,415)			3,426,616

U.S. Treasury Bills–13.12%(g)

0.07%, 10/29/15(h)(i)		$800,000	799,884
0.09%, 12/10/15(h)		600,000	599,838
0.12%, 12/10/15(h)		2,000,000	1,999,462
Total U.S. Treasury Bills (Cost $3,398,999)			3,399,184

U.S. Dollar Denominated Bonds & Notes–11.82%

Cable & Satellite–0.21%

CCO Safari II, LLC, Sr. Sec. First Lien Notes, 3.58%, 07/23/20(b)		55,000	55,320

Communications Equipment–0.68%

Avaya Inc., Sr. Sec. Gtd. First Lien Notes, 7.00%, 04/01/19(b)		180,000	175,275

Construction Materials–0.28%

Building Materials Corp. of America, Sr. Unsec. Notes, 5.38%, 11/15/24(b)		72,000	72,810

Consumer Finance–2.71%

Ally Financial Inc., Sr. Unsec. Global Notes, 4.13%, 03/30/20		380,000	383,800
Navient Corp., Sr. Unsec. Medium-Term Notes, 4.88%, 06/17/19		127,000	121,920
Synchrony Financial, Sr. Unsec. Global Notes, 4.50%, 07/23/25		195,000	196,366
			702,086

Diversified Banks–1.18%

Bank of America Corp., Sr. Unsec. Medium-Term Notes, 3.88%, 08/01/25		175,000	176,825
JPMorgan Chase & Co., Series Z, Jr. Unsec. Sub. Global Notes, 5.30%(e)		130,000	129,350
			306,175

See accompanying notes which are an integral part of this schedule.

Invesco Unconstrained Bond Fund

	Principal Amount	Value

Homebuilding–1.03%

K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. First Lien Notes, 7.25%, 10/15/20(b)	$131,000	$133,129
KB Home, Sr. Unsec. Gtd. Notes, 7.00%, 12/15/21	130,000	135,525
		268,654

Investment Banking & Brokerage–0.89%

Morgan Stanley, Sr. Unsec. Global Medium-Term Notes, 4.00%, 07/23/25	225,000	229,410

Oil & Gas Equipment & Services–0.61%

Ecopetrol S.A. (Colombia), Sr. Unsec. Global Notes, 4.13%, 01/16/25	66,000	60,439
5.38%, 06/26/26	100,000	97,125
		157,564

Regional Banks–0.78%

Synovus Financial Corp., Unsec. Sub. Global Notes, 5.13%, 06/15/17	195,000	201,337

Specialized Finance–1.87%

CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/22	86,000	87,828
Sr. Unsec. Notes, 5.00%, 05/15/17	380,000	396,150
		483,978

Trading Companies & Distributors–0.97%

International Lease Finance Corp., Sr. Unsec. Notes, 8.25%, 12/15/20	210,000	251,475

Wireless Telecommunication Services–0.61%

Sprint Communications Inc., Sr. Unsec. Gtd. Notes, 9.00%, 11/15/18(b)	141,000	158,272
Total U.S. Dollar Denominated Bonds & Notes (Cost $3,067,742)		3,062,356

Municipal Obligations–1.06%

Chicago (City of), Illinois; Series 2014 B, Ref. Unlimited Tax GO Bonds, 6.31%, 01/01/44	125,000	110,305
Puerto Rico (Commonwealth of); Series 2014 A, Unlimited Tax GO Bonds, 8.00%, 07/01/35	235,000	163,647
Total Municipal Obligations (Cost $297,148)		273,952

	Principal Amount	Value

U.S. Government Sponsored Agency Mortgage-Backed Securities–0.60%

Collateralized Mortgage Obligations–0.60%

Fannie Mae REMICs, IO, 3.00%, 06/25/27(c)	$767,507	$79,045
Freddie Mac REMICs, IO, 3.00%, 05/15/28(c)	661,614	77,455
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $156,892)		156,500

	Shares

Money Market Funds–2.07%

Liquid Assets Portfolio, Institutional Class, 0.11% (j)	268,164	268,164
Premier Portfolio, Institutional Class, 0.07% (j)	268,164	268,164
Total Money Market Funds (Cost $536,328)		536,328

Options Purchased–0.84%(k)

(Cost $235,427)		218,562
TOTAL INVESTMENTS–104.25% (Cost $26,981,434)		27,007,897
OTHER ASSETS LESS LIABILITIES–(4.25)%		(1,101,680)
NET ASSETS–100.00%		$25,906,217

Investment Abbreviations:

CLO	—	Collateralized Loan Obligation
Ctfs.	—	Certificates
EUR	—	Euro
GO	—	General Obligation
Gtd.	—	Guaranteed
INR	—	Indian Rupee
IO	—	Interest Only
Jr.	—	Junior
MXN	—	Mexican Peso
Ref.	—	Refunding
REMICs	—	Real Estate Investment Conduits
Sec.	—	Secured
Sr.	—	Senior
Sub.	—	Subordinated
Unsec.	—	Unsecured

See accompanying notes which are an integral part of this schedule.

Invesco Unconstrained Bond Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2015 was $11,621,020, which represented 44.86% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2015.

(d)	All or a portion of the security is pledged as collateral for open reverse repurchase agreements. See Note 1D. The following table presents the Fund’s collateral pledged as of July 31, 2015:

Counterparty	Reverse Repurchase Agreements	Value of Non- cash Collateral Pledged*	Net Amount

Royal Bank of Canada	$423,983	$(423,983)	$ —

    *Amount does not include excess collateral pledged.

(e)	Perpetual bond with no specified maturity date.

(f)	Foreign denominated security. Principal amount is denominated in the currency indicated.

(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(h)	All or a portion of the value was pledged as collateral to cover margin requirement for open futures contracts. See Note 1G and Note 3.

(i)	All or a portion of the value was designated as collateral to cover margin requirement for open centrally cleared swap agreements. See Note 1J and Note 3.

(j)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.

(k)	The table below details options purchased:

Open Over-The-Counter Foreign Currency Options Purchased—Currency Risk
Description	Type of Contract	Counterparty	Expiration Date	Strike Price	Notional Value	Value
EUR versus USD	Put	Deutsche Bank Securities Inc.	08/07/15	USD 1.105	EUR 450,000	$5,401

Open Over-The-Counter Interest Rate Swaptions Purchased
Description	Type of Contract	Counterparty	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Value	Value
3 Year Interest Rate Swap	Put	Deutsche Bank Securities Inc.	1.57%	Pay	3 Month USD LIBOR	01/28/16	$ 22,700,000	$139,775
3 Year Interest Rate Swap	Put	Goldman Sachs International	1.60	Pay	3 Month USD LIBOR	01/29/16	13,100,000	73,386
Subtotal Swaptions Purchased—Interest Rate Risk								213,161
Total Options Purchased (Cost $235,427)								$218,562

     Abbreviations:

EUR	—Euro
LIBOR	—London Interbank Offered Rate
USD	—U.S. Dollar

See accompanying notes which are an integral part of this schedule.

Invesco Unconstrained Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Unconstrained Bond Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Reverse Repurchase Agreements – The Fund may enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed upon price and date. The Fund will use the proceeds of a reverse repurchase agreement (which are considered to be borrowings under the 1940 Act) to purchase other permitted securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The agreements are collateralized by the underlying securities and are carried at the amount at which the securities subsequently will be repurchased as specified in the agreements.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Invesco Unconstrained Bond Fund

E.	Foreign Currency Translations – (continued)

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
H.	Call Options Written and Purchased – The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period for American style options or at expiration date for European style options. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium

Invesco Unconstrained Bond Fund

H.	Call Options Written and Purchased – (continued)

originally received. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

I.	Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period for American style or on expiration date for European style so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations as Net realized gain from Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
J.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a Fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value”

Invesco Unconstrained Bond Fund

J.	Swap Agreements – (continued)

or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of July 31, 2015 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

K.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

Invesco Unconstrained Bond Fund

L.	Other Risks – The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claim.

M.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$536,328	$—	$—	$536,328
U.S. Treasury Bills	—	3,399,184	—	3,399,184
U.S. Government Sponsored Agency Securities	—	156,500	—	156,500
Asset-Backed Securities	—	15,934,399	—	15,934,399
Corporate Debt Securities	—	3,062,356	—	3,062,356
Foreign Debt Securities	—	2,869,819	—	2,869,819
Foreign Sovereign Debt Securities	—	556,797	—	556,797
Municipal Obligations	—	273,952	—	273,952
Options Purchased	—	218,562	—	218,562
	536,328	26,471,569	—	27,007,897
Forward Foreign Currency Contracts*	—	61,857	—	61,857
Futures Contracts*	25,461	—	—	25,461
Options Written*	—	(6)	—	(6)
Swap Agreements*	—	30,563	—	30,563
Total Investments	$561,789	$26,563,983	$—	$27,125,772

* Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation. Options written are shown at value.

Invesco Unconstrained Bond Fund

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of July 31, 2015:

Risk Exposure/ Derivative Type	Value
	Assets	Liabilities
Credit risk:
Swap agreements (a)	$ 7,746	$ (723)
Currency risk:
Forward foreign currency contracts	175,705	(113,848)
Options purchased (b)	5,401	—
Options written	—	(6)
Equity risk:	33,881	—
Swap agreements
Interest rate risk:	51,656	(26,195)
Futures contracts (c)
Options purchased (b)	213,161	—
Swap agreements (a)	26,866	(37,207)
Total	$514,416	$(177,979)

(a)	Includes cumulative appreciation (depreciation) of centrally cleared swap agreements.

(b)	Options purchased at value as reported in the Schedule of Investments.

(c)	Includes cumulative appreciation (depreciation) of futures contracts.

Effect of Derivative Investments for the nine months ended July 31, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Forward Foreign Currency Contracts	Futures Contracts	Options Purchased(a)	Options Written	Swap Agreements
Realized Gain (Loss):
Credit risk	$—	$—	$—	$—	$21,917
Currency risk	156,610	—	(806)	(1,250)	—
Equity risk	—	—	—	—	28,803
Interest rate risk	—	(189,054)	(43,050)	—	(69,691)
Change in Net Unrealized Appreciation (Depreciation):
Credit risk	—	—	—	—	6,661
Currency risk	38,615	—	(3,265)	1,875	—
Equity risk	—	—	—	—	31,969
Interest rate risk	—	10,322	(14,585)	—	(10,341)
Total	$195,225	$(178,732)	$(61,706)	$625	$9,318
(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

Invesco Unconstrained Bond Fund

The table below summarizes the nine month average notional value of forward foreign currency contracts, futures contracts and swap agreements, the eight month average notional value of options purchased and the six month average notional value of options written.

	Forward Foreign Currency Contracts	Futures Contracts	Options Purchased	Options Written	Swap Agreements
Average notional value	$6,246,105	$12,327,977	$18,818,681	$1,224,908	$12,849,691

Open Forward Foreign Currency Contracts
							Unrealized
Settlement		Contract to				Notional	Appreciation (Depreciation)
Date	Counterparty	Deliver		Receive		Value
08/06/15	Citigroup Global Markets Inc.	SGD	685,000	USD	512,544	$499,209	$13,335
08/06/15	Citigroup Global Markets Inc.	USD	512,920	SGD	685,000	499,209	(13,711)
08/11/15	Bank of America Merrill Lynch	INR	25,200,000	USD	385,203	392,567	(7,364)
08/11/15	Bank of America Merrill Lynch	USD	395,003	INR	25,200,000	392,567	(2,436)
08/18/15	Goldman Sachs International	EUR	3,805,000	USD	4,300,492	4,179,731	120,761
08/18/15	Goldman Sachs International	USD	240,213	EUR	220,000	241,667	1,454
08/18/15	Bank of America Merrill Lynch	EUR	150,000	USD	163,581	164,773	(1,192)
08/18/15	State Street Bank and Trust Co.	EUR	775,000	USD	866,950	851,325	15,625
08/18/15	State Street Bank and Trust Co.	USD	2,140,552	EUR	1,875,000	2,059,657	(80,895)
09/02/15	Bank of America Merrill Lynch	BRL	425,000	USD	130,328	122,598	7,730
10/08/15	J.P. Morgan Securities LLC	MXN	4,803,029	USD	304,884	296,493	8,391
10/08/15	J.P. Morgan Securities LLC	USD	303,578	MXN	4,803,029	296,493	(7,085)
10/19/15	Barclays Bank PLC	MXN	4,960,000	USD	312,594	305,916	6,678
10/27/15	Deutsch Bank Securities Inc.	NZD	200,000	USD	131,800	131,078	722
10/27/15	Deutsch Bank Securities Inc.	USD	131,718	NZD	200,000	131,078	(640)
10/28/15	Barclays Bank PLC	SGD	530,000	USD	384,814	385,339	(525)
10/28/15	Barclays Bank PLC	TWD	4,100,000	USD	130,138	129,345	793
10/29/15	Deutsche Bank Securities Inc.	AUD	360,000	USD	262,037	261,821	216
Total Forward Foreign Currency Contracts—Currency Risk							$61,857

Currency Abbreviations:

AUD	— Australian Dollar	INR	— Indian Rupee	SGD	— Singapore Dollar

BRL	— Brazilian Real	MXN	— Mexican New Peso	TWD	— Taiwan Dollar

EUR	— Euro	NZD	— New Zealand Dollar	USD	— U.S. Dollar

Invesco Unconstrained Bond Fund

Open Futures Contracts
	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Euro–BOBL	Short	8	September-2015	$ (1,144,852)	$(7,244)
Euro Bond	Short	3	September-2015	(508,686)	(7,990)
U.S. Treasury 2 Year Notes	Short	16	September-2015	(3,505,000)	(4,535)
U.S. Treasury 5 Year Notes	Short	27	September-2015	(3,235,781)	(6,426)
U.S. Treasury 10 Year Notes	Long	22	September-2015	2,803,625	35,633
U.S. Treasury 30 Year Notes	Long	3	September-2015	467,813	15,931
U.S. Treasury Ultra Bonds	Short	1	September-2015	(159,531)	92
Total Futures Contracts—Interest Rate Risk					$25,461

Open Over-The-Counter Foreign Currency Options Written—Currency Risk
Description	Type of Contract	Counterparty	Expiration Date	Strike Price	Premiums Received	Notional Value	Value	Unrealized Appreciation
EUR versus USD	Put	Deutsche Bank Securities Inc.	08/07/15	USD 1.035	$(1,881)	EUR 450,000	$(6)	$1,875

Options Written Transactions
	Call Options				Put Options
	Number of Contracts	Notional Value		Premiums Received	Number of Contracts	Notional Value		Premiums Received
Beginning of period	—	USD	—	$—	—	EUR	—	$—
Written	—	USD	2,255,000	6,259	—	EUR	4,135,000	17,429
Closed	—	USD	(1,520,000)	(4,142)	—	EUR	(3,685,000)	(15,548)
Expired	—	USD	(735,000)	(2,117)	—	EUR	—	—
End of period	—	USD	—	$—	—	EUR	450,000	$1,881

Currency Abbreviations:

EUR  —  Euro                                 USD    —    U.S. Dollar

Invesco Unconstrained Bond Fund

Open Centrally Cleared Credit Default Swap Agreements—Credit Risk
Counterparty/ Clearinghouse	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread(a)	Notional Value	Upfront Payments Received/ Paid	Unrealized Appreciation
Credit Suisse Securities (USA) LLC/ICE	Markit iTraxx Europe Index, Series 23, Version 1	Sell	1.00%	06/20/20	0.62%	EUR 1,200,000	$17,080	$7,438

Open Over-The-Counter Credit Default Swap Agreements
Counterparty	Reference Entity	Buy/ Sell Protection	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread(a)	Notional Value	Upfront Payments Received/Paid	Unrealized Appreciation (Depreciation)
Bank of America Merrill Lynch	Republic of Columbia	Buy	(1.00)%	09/20/20	1.81%	$170,000	$6,314	$308
Goldman Sachs International	McKesson Corp.	Buy	(1.00)	03/20/19	0.15	300,000	(8,403)	(723)
Total Over-The-Counter Credit Default Swap Agreements—Credit Risk							$(2,089)	$(415)

Open Centrally Cleared Interest Rate Swap Agreements
Counterparty/ Clearinghouse	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month USD LIBOR	1.55%	02/01/19	$11,700,000	$11,093
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month USD LIBOR	1.60	02/02/19	6,550,000	15,044
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	1.51	02/02/19	2,300,000	729
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.42	07/27/25	1,150,000	(13,454)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.46	07/17/25	1,250,000	(18,606)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.48	07/20/25	300,000	(5,147)
Total Interest Rate Swap Agreements—Interest Rate Risk						$(10,341)

Abbreviations:

CME – Chicago Mercantile Exchange	LIBOR – London interbank offer rate

EUR – Euro	USD — U.S. Dollar

ICE – Intercontinental Exchange

(a)	Implied credit spreads represent the current level as of July 31, 2015 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Invesco Unconstrained Bond Fund

Open Over-The-Counter Total Return Swap Agreements

Description	Type of Contract	Counterparty	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation
Receive a return equal to the Markit iBoxx USD Liquid Investment Grade Index and pay a floating rate equal to the 3 Month USD LIBOR	Long	Goldman Sachs International	14,000	12/20/15	$1,400,000	$15,832
Receive a return equal to the Markit iBoxx USD Liquid Investment Grade Index and pay a floating rate equal to the 3 Month USD LIBOR	Long	Morgan Stanley & Co. International PLC	12,000	12/20/15	1,200,000	11,220
Receive a return equal to the Markit iBoxx USD Liquid Investment Grade Index and pay a floating rate equal to the 3 Month USD LIBOR	Long	Morgan Stanley & Co. International PLC	13,000	12/20/15	1,300,000	6,829
Total Over-The-Counter Total Return Swap Agreements—Equity Risk						$33,881

Abbreviations:

LIBOR	— London Interbank Offered Rate	USD	— U.S. Dollar

NOTE 4 — Investments in Affiliates

The Fund’s Adviser and the adviser for Invesco Floating Rate Fund are subsidiaries of Invesco Ltd. and therefore, Invesco Floating Rate Fund is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Floating Rate Fund for the nine months ended July 31, 2015.

	Value 10/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 07/31/15	Dividend Income
Invesco Floating Rate Fund—Class R6	$5,659,672	$97,374	$(5,682,962)	$(22,354)	$(51,730)	$—	$98,126

NOTE 5 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2015 was $32,448,141 and $24,985,124, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$178,917
Aggregate unrealized (depreciation) of investment securities	(152,845)
Net unrealized appreciation of investment securities	$26,072
Cost of investments for tax purposes is $26,981,825.

Invesco Unconstrained Bond Fund

Item 2.	Controls and Procedures.

(a)	As of August 13, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 13, 2015, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Investment Funds (Invesco Investment Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	September 29, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	September 29, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	September 29, 2015

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.